UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Australia – 2.2%
61,724	CSL Ltd. (Biotechnology)	$ 5,261,972
24,395	Orica Ltd. (Chemicals)	347,263
212,571	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	1,417,076

		7,026,311

Belgium – 0.2%
10,389	KBC Group NV (Banks)	674,735

Brazil – 1.2%
742,656	Ambev SA ADR (Beverages)	4,002,916

Canada – 4.3%
15,303	Canadian National Railway Co. (Road & Rail)	1,063,864
32,833	Canadian Pacific Railway Ltd. (Road & Rail)	4,962,476
7,155	Constellation Software, Inc. (Software)	3,231,668
40,549	Element Fleet Management Corp. (Diversified Financial Services)	394,194
122,529	Encana Corp. (Oil, Gas & Consumable Fuels)	1,564,040
38,567	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,008,892
3,327	Loblaw Cos. Ltd. (Food & Staples Retailing)	174,858
24,300	Manulife Financial Corp. (Insurance)	465,925
31,765	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	985,234

		13,851,151

China – 4.1%
6,458	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	654,260
13,800	Baidu, Inc. ADR* (Internet Software & Services)	2,415,966
2,181,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,723,532
80,146	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	3,463,109
154,340	Tencent Holdings Ltd. (Internet Software & Services)	4,035,275

		13,292,142

Denmark – 3.3%
4,586	Carlsberg A/S Class B (Beverages)	414,883
48,451	Chr Hansen Holding A/S (Chemicals)	2,957,640
48,047	Coloplast A/S Class B (Health Care Equipment & Supplies)	3,445,224

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
19,618	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 708,989
74,394	Novozymes A/S Class B (Chemicals)	2,899,886

		10,426,622

France – 10.0%
13,693	Air Liquide SA (Chemicals)	1,478,347
20,004	BNP Paribas SA (Banks)	1,279,692
12,169	Danone SA (Food Products)	762,859
5,945	Dassault Systemes (Software)	460,221
334,889	Engie SA (Multi-Utilities)	4,009,465
26,028	Essilor International SA (Health Care Equipment & Supplies)	3,053,505
6,599	Hermes International (Textiles, Apparel & Luxury Goods)	2,867,841
3,405	L’Oreal SA (Personal Products)	619,087
13,365	Legrand SA (Electrical Equipment)	776,255
24,320	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	4,901,041
12,115	Pernod Ricard SA (Beverages)	1,417,138
26,723	Sanofi (Pharmaceuticals)	2,147,901
75,312	Schneider Electric SE (Electrical Equipment)	5,388,877
55,541	TOTAL SA (Oil, Gas & Consumable Fuels)	2,810,106

		31,972,335

Germany – 4.9%
15,707	adidas AG (Textiles, Apparel & Luxury Goods)	2,478,639
24,426	BASF SE (Chemicals)	2,357,933
17,444	Bayer AG (Pharmaceuticals)	1,937,663
14,061	Beiersdorf AG (Personal Products)	1,247,474
12,429	Linde AG (Chemicals)	2,021,258
7,195	Merck KGaA (Pharmaceuticals)	793,838
3,135	MTU Aero Engines AG (Aerospace & Defense)	375,537
11,026	ProSiebenSat.1 Media SE (Media)	469,061
42,515	SAP SE (Software)	3,888,003

		15,569,406

Hong Kong – 3.0%
708,400	AIA Group Ltd. (Insurance)	4,385,953
12,500	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	82,161
335,563	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	897,073

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
356,500	China Mobile Ltd. (Wireless Telecommunication Services)	$ 4,011,559
658,000	Global Brands Group Holding Ltd.* (Textiles, Apparel & Luxury Goods)	82,681
220,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	95,400

		9,554,827

India – 1.6%
53,532	HDFC Bank Ltd. ADR (Banks)	3,689,961
35,925	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	725,311
22,383	Tata Consultancy Services Ltd. (IT Services)	736,026

		5,151,298

Ireland – 2.3%
39,990	Accenture PLC Class A (IT Services)	4,553,661
32,244	ICON PLC* (Life Sciences Tools & Services)	2,710,431

		7,264,092

Israel* – 0.2%
7,852	Check Point Software Technologies Ltd. (Software)	775,542

Italy – 1.3%
40,735	Eni SpA (Oil, Gas & Consumable Fuels)	626,334
50,977	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	2,737,095
24,723	UniCredit SpA (Banks)	674,873

		4,038,302

Japan – 11.2%
25,500	Asahi Group Holdings Ltd. (Beverages)	897,336
5,800	Daikin Industries Ltd. (Building Products)	575,722
25,900	Denso Corp. (Auto Components)	1,121,587
45,800	East Japan Railway Co. (Road & Rail)	4,147,516
3,000	FANUC Corp. (Machinery)	588,980
626,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,584,133
41,200	Hoya Corp. (Health Care Equipment & Supplies)	1,795,781
92,600	Japan Airlines Co. Ltd. (Airlines)	2,948,677
24,900	Japan Tobacco, Inc. (Tobacco)	803,163

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
147,800	KDDI Corp. (Wireless Telecommunication Services)	$ 3,971,146
11,300	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,388,548
77,000	Komatsu Ltd. (Machinery)	1,823,253
35,000	Kubota Corp. (Machinery)	556,404
15,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	801,736
69,500	Nikon Corp. (Household Durables)	1,121,677
5,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	457,234
62,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,436,307
41,195	Sysmex Corp. (Health Care Equipment & Supplies)	2,474,993
33,100	Terumo Corp. (Health Care Equipment & Supplies)	1,224,497

		35,718,690

Luxembourg* – 0.3%
126,960	ArcelorMittal (Metals & Mining)	989,976

Mexico – 0.5%
874,805	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,547,956

Netherlands – 5.5%
85,045	Akzo Nobel NV (Chemicals)	5,771,604
32,544	Core Laboratories NV (Energy Equipment & Services)	3,802,115
871	Heineken NV (Beverages)	65,141
153,245	ING Groep NV (Banks)	2,201,510
103,371	PostNL NV* (Air Freight & Logistics)	453,693
21,776	Randstad Holding NV (Professional Services)	1,266,919
63,735	RELX NV (Professional Services)	1,076,529
124,647	Yandex NV Class A* (Internet Software & Services)	2,884,332

		17,521,843

Singapore – 0.4%
72,800	DBS Group Holdings Ltd. (Banks)	984,253
113,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	310,682

		1,294,935

South Korea – 2.2%
6,873	KT&G Corp. (Tobacco)	595,368

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
4,392	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	$ 3,735,396
131,100	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	2,818,650

		7,149,414

Spain – 1.5%
17,743	Amadeus IT Group SA (IT Services)	820,806
592,202	CaixaBank SA (Banks)	2,170,710
51,001	Industria de Diseno Textil SA (Specialty Retail)	1,686,885

		4,678,401

Sweden – 0.7%
75,332	Alfa Laval AB (Machinery)	1,408,420
28,395	Hennes & Mauritz AB (Specialty Retail)	812,437

		2,220,857

Switzerland – 12.8%
182,916	ABB Ltd.* (Electrical Equipment)	4,359,041
47,382	Aryzta AG* (Food Products)	1,305,143
40,667	Chubb Ltd. (Insurance)	5,347,304
40,658	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	3,166,433
2,136	Kuehne & Nagel International AG (Marine)	292,265
96,424	Nestle SA (Food Products)	7,064,457
68,978	Novartis AG (Pharmaceuticals)	5,092,476
22,132	Roche Holding AG (Pharmaceuticals)	5,244,138
1,577	SGS SA (Professional Services)	3,346,052
151,936	UBS Group AG (Capital Markets)	2,469,162
11,731	Zurich Insurance Group AG* (Insurance)	3,378,218

		41,064,689

Taiwan – 2.1%
31,683	Hon Hai Precision Industry Co. Ltd. GDR	166,653
212,689	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	6,574,217

		6,740,870

United Kingdom – 18.9%
60,232	AstraZeneca PLC (Pharmaceuticals)	3,196,451
587,220	Aviva PLC (Insurance)	3,535,579

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
411,169	Balfour Beatty PLC (Construction & Engineering)	$ 1,341,796
1,112,984	Barclays PLC (Banks)	3,088,885
72,838	British American Tobacco PLC (Tobacco)	4,496,135
52,593	Carnival PLC (Hotels, Restaurants & Leisure)	2,813,662
558,846	Cobham PLC (Aerospace & Defense)	956,288
332,620	Compass Group PLC (Hotels, Restaurants & Leisure)	5,919,650
4,914	Delphi Automotive PLC (Auto Components)	344,275
91,803	Diageo PLC (Beverages)	2,550,089
267,477	Experian PLC (Professional Services)	5,165,582
108,099	GlaxoSmithKline PLC (Pharmaceuticals)	2,089,010
3,076,011	Lloyds Banking Group PLC (Banks)	2,522,946
206,123	Prudential PLC (Insurance)	3,994,404
76,060	Reckitt Benckiser Group PLC (Household Products)	6,526,368
16,562	Rio Tinto PLC (Metals & Mining)	733,746
48,795	Rolls-Royce Holdings PLC* (Aerospace & Defense)	410,982
156,395	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	4,417,283
20,511	Smiths Group PLC (Industrial Conglomerates)	388,763
101,960	SSE PLC (Electric Utilities)	1,916,706
947,683	Vodafone Group PLC (Wireless Telecommunication Services)	2,321,378
77,778	WPP PLC (Media)	1,810,212

		60,540,190

United States – 0.3%
26,109	Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)	717,476
5,240	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	343,377

		1,060,853

TOTAL COMMON STOCKS (Cost $290,383,605)		$304,128,353

Preferred Stock – 1.9%
Germany – 1.9%
38,882	Volkswagen AG (Automobiles)
(Cost $5,549,733)		$ 6,071,658

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.9%
Repurchase Agreements –2.9%
Joint Repurchase Agreement Account II
$9,400,000	0.553%	02/01/17	$ 9,400,000
(Cost $9,400,000)

TOTAL INVESTMENTS – 99.8% (Cost $305,333,338)			$319,600,011

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			594,550

NET ASSETS – 100.0%			$320,194,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust	CAD 46,934	USD 35,803	$36,069	02/02/17	$266
	CAD 199,983	USD 153,670	153,689	02/03/17	19

TOTAL					$285

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	HKD 896,073	USD 115,509	$115,492	02/02/17	$(17)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$306,692,363

Gross unrealized gain	25,271,638
Gross unrealized loss	(12,363,990)

Net unrealized security gain	$12,907,648

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 93.8%
Aerospace & Defense – 0.7%
14,110	Airbus SE	$ 956,446

Air Freight & Logistics – 1.5%
11,282	FedEx Corp.	2,133,539

Airlines – 0.9%
13,114	Alaska Air Group, Inc.	1,230,356

Auto Components – 0.3%
5,830	Delphi Automotive PLC	408,450

Banks – 12.5%
253,001	Bank of America Corp.	5,727,943
12,998	Bank of the Ozarks, Inc.	713,200
61,098	JPMorgan Chase & Co.	5,170,724
107,193	Regions Financial Corp.	1,544,651
11,560	Signature Bank*	1,820,931
45,001	Wells Fargo & Co.	2,534,907
6,011	Western Alliance Bancorp*	296,823

		17,809,179

Beverages – 3.2%
15,377	Constellation Brands, Inc. Class A	2,302,859
11,000	Molson Coors Brewing Co. Class B	1,061,720
30,580	The Coca-Cola Co.	1,271,211

		4,635,790

Biotechnology – 2.4%
22,083	Amgen, Inc.	3,459,964

Capital Markets – 2.6%
15,523	Affiliated Managers Group, Inc.*	2,365,084
11,872	Intercontinental Exchange, Inc.	692,850
43,639	OM Asset Management PLC	615,310

		3,673,244

Chemicals – 4.2%
5,890	PPG Industries, Inc.	589,059
16,779	The Sherwin-Williams Co.	5,097,628
14,699	Valvoline, Inc.	340,282

		6,026,969

Commercial Services & Supplies* – 0.7%
17,715	Copart, Inc.	1,005,149

Communications Equipment – 2.8%
50,175	Cisco Systems, Inc.	1,541,376
36,950	Juniper Networks, Inc.	989,521
16,600	Motorola Solutions, Inc.	1,339,786
9,040	Radware Ltd.*	132,798

		4,003,481

Consumer Finance – 2.2%
40,442	American Express Co.	3,088,960

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 0.9%
23,325	Crown Holdings, Inc.	$ 1,263,515

Diversified Financial Services* – 2.5%
21,945	Berkshire Hathaway, Inc. Class B	3,602,052

Diversified Telecommunication Services(a) – 0.9%
50,272	Cellnex Telecom SA	715,861
9,357	Sunrise Communications Group AG*	634,280

		1,350,141

Food & Staples Retailing – 2.3%
40,110	Walgreens Boots Alliance, Inc.	3,286,613

Food Products – 1.1%
21,273	Nestle SA	1,558,556

Health Care Equipment & Supplies – 2.7%
12,836	Becton Dickinson & Co.	2,275,695
20,205	Medtronic PLC	1,535,984

		3,811,679

Health Care Providers & Services – 2.5%
7,394	AmerisourceBergen Corp.	645,349
22,731	Express Scripts Holding Co.*	1,565,711
11,992	Universal Health Services, Inc. Class B	1,350,659

		3,561,719

Hotels, Restaurants & Leisure – 2.1%
21,869	Dunkin’ Brands Group, Inc.	1,134,345
10,729	McDonald’s Corp.	1,315,053
11,140	Starbucks Corp.	615,151

		3,064,549

Household Durables – 3.8%
32,115	Lennar Corp. Class A	1,433,935
2,146	NVR, Inc.*	3,987,268

		5,421,203

Household Products – 0.8%
12,610	The Procter & Gamble Co.	1,104,636

Insurance – 2.0%
40,209	Aflac, Inc.	2,814,228

Internet Software & Services* – 4.1%
1,994	Alphabet, Inc. Class A	1,635,459
134,952	eBay, Inc.	4,295,522

		5,930,981

IT Services – 3.3%
14,612	Accenture PLC Class A	1,663,868
20,323	CSRA, Inc.	630,420

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
59,756	PayPal Holdings, Inc.*	$ 2,377,094

		4,671,382

Media – 10.5%
24,987	Comcast Corp. Class A	1,884,519
21,516	Discovery Communications, Inc. Class A*	609,979
40,279	DISH Network Corp. Class A*	2,383,308
58,489	Gannett Co., Inc.	562,664
8,924	Scripps Networks Interactive, Inc. Class A	679,652
108,575	TEGNA, Inc.	2,487,453
3,795	The Madison Square Garden Co. Class A*	666,668
21,125	The Walt Disney Co.	2,337,481
35,083	Time Warner, Inc.	3,397,789

		15,009,513

Multiline Retail – 0.7%
23,324	Nordstrom, Inc.	1,031,387

Pharmaceuticals – 5.1%
9,539	Johnson & Johnson	1,080,292
35,132	Merck & Co., Inc.	2,177,832
94,029	Pfizer, Inc.	2,983,540
18,620	Zoetis, Inc.	1,022,983

		7,264,647

Road & Rail – 1.0%
12,808	Union Pacific Corp.	1,365,077

Semiconductors & Semiconductor Equipment – 0.7%
11,645	Skyworks Solutions, Inc.	1,068,312

Software – 4.7%
31,037	Nuance Communications, Inc.*	492,247
38,359	Oracle Corp.	1,538,579
41,664	PTC, Inc.*	2,190,276
27,890	Verint System, Inc.*	1,041,692
16,885	VMware, Inc. Class A*	1,478,113

		6,740,907

Specialty Retail – 3.8%
4,598	Advance Auto Parts, Inc.	755,176
16,954	Cabela’s, Inc.*	947,559
16,441	CarMax, Inc.*	1,096,779
19,657	The Home Depot, Inc.	2,704,410

		5,503,924

Technology Hardware, Storage & Peripherals – 3.6%
61,994	NetApp, Inc.	2,375,610
33,918	Western Digital Corp.	2,704,282

		5,079,892

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods* – 0.3%
7,045	Deckers Outdoor Corp.	$ 405,792

Wireless Telecommunication Services – 0.4%
136,562	VimpelCom Ltd. ADR	577,657

TOTAL COMMON STOCKS (Cost $118,654,685)		$133,919,889

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.2%
Repurchase Agreements – 6.2%
Joint Repurchase Agreement Account II
$ 8,900,000	0.553%	02/01/17	$ 8,900,000
(Cost $8,900,000)

TOTAL INVESTMENTS – 100.0% (Cost $127,554,685)			$142,819,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			56,343

NET ASSETS – 100.0%			$142,876,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 1,350,091 which represents approximately 0.9% of net assets as of January 31, 2017.

(b)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	CHF 203,000	USD 201,090	$205,656	03/15/17	$4,566
	EUR 396,000	USD 424,798	428,306	03/15/17	3,508

TOTAL					$8,074

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co.	EUR 86,000	USD 93,217	$93,016	03/15/17	$(201)
USD	2,336,551	CHF 2,366,000	2,396,957	03/15/17	(60,406)
USD	2,184,158	EUR 2,028,000	2,193,442	03/15/17	(9,284)

TOTAL					$(69,891)

TAX INFORMATION – At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,727,578

Gross unrealized gain	16,230,542
Gross unrealized loss	(5,138,231)

Net unrealized security gain	$11,092,311

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.3%
Aerospace & Defense – 4.1%
23,056	Astronics Corp.*	$ 756,467
5,857	Cubic Corp.	278,500
3,253	Curtiss-Wright Corp.	318,989
12,732	DigitalGlobe, Inc.*	357,133
23,472	HEICO Corp.	1,806,171
19,846	Hexcel Corp.	1,019,092
10,329	KLX, Inc.*	506,018
7,728	The KEYW Holding Corp.*	77,357
47,581	Wesco Aircraft Holdings, Inc.*	720,852

		5,840,579

Auto Components – 2.8%
10,638	American Axle & Manufacturing Holdings, Inc.*	217,015
15,138	Dorman Products, Inc.*	1,044,825
24,334	LCI Industries	2,670,657

		3,932,497

Banks – 6.0%
23,786	Banc of California, Inc.	375,819
29,174	Bank of the Ozarks, Inc.	1,600,778
13,632	Columbia Banking System, Inc.	542,008
21,878	ConnectOne Bancorp, Inc.	540,387
22,927	Eagle Bancorp, Inc.*	1,404,279
10,175	FCB Financial Holdings, Inc. Class A*	477,716
1,861	First Citizens BancShares, Inc. Class A	682,503
10,788	Hanmi Financial Corp.	357,622
31,083	Home BancShares, Inc.	837,376
27,482	LegacyTexas Financial Group, Inc.	1,135,556
8,613	Prosperity Bancshares, Inc.	625,562

		8,579,606

Beverages* – 0.1%
1,196	The Boston Beer Co., Inc. Class A	183,825

Biotechnology* – 1.4%
8,031	Acceleron Pharma, Inc.	194,993
4,982	Agios Pharmaceuticals, Inc.	214,375
10,503	Alder Biopharmaceuticals, Inc.	215,837
9,220	BeiGene Ltd. ADR	321,225
10,217	Coherus Biosciences, Inc.	285,054
4,666	Neurocrine Biosciences, Inc.	200,218
7,421	Ultragenyx Pharmaceutical, Inc.	556,649

		1,988,351

Building Products* – 0.6%
10,952	Patrick Industries, Inc.	895,326

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – 1.0%
2,540	Diamond Hill Investment Group, Inc.	$ 513,588
18,525	Stifel Financial Corp.*	932,363

		1,445,951

Chemicals – 1.5%
9,620	Balchem Corp.	820,009
3,210	Cabot Corp.	177,738
10,765	Ferro Corp.*	152,217
7,400	Minerals Technologies, Inc.	593,110
14,703	Olin Corp.	385,366
1,343	Valvoline, Inc.	31,090

		2,159,530

Commercial Services & Supplies – 3.3%
15,212	ABM Industries, Inc.	614,413
5,014	G&K Services, Inc. Class A	481,645
18,172	Healthcare Services Group, Inc.	722,337
12,781	KAR Auction Services, Inc.	582,174
15,354	Tetra Tech, Inc.	670,970
20,581	Waste Connections, Inc.	1,652,654

		4,724,193

Communications Equipment* – 0.4%
9,039	NETGEAR, Inc.	514,319

Construction & Engineering – 0.7%
20,886	Aegion Corp.*	485,808
7,017	Granite Construction, Inc.	393,864
5,983	Tutor Perini Corp.*	178,294

		1,057,966

Consumer Finance – 4.4%
4,944	Credit Acceptance Corp.*	1,014,904
8,571	FirstCash, Inc.	365,982
35,184	Navient Corp.	529,167
17,941	Nelnet, Inc. Class A	879,647
43,579	PRA Group, Inc.*	1,734,444
145,504	SLM Corp.*	1,728,588

		6,252,732

Containers & Packaging – 0.8%
85,091	Graphic Packaging Holding Co.	1,064,488

Distributors – 0.3%
13,536	Core-Mark Holding Co., Inc.	472,813

Diversified Consumer Services* – 0.8%
16,305	Bright Horizons Family Solutions, Inc.	1,155,372

Diversified Telecommunication Services – 1.0%
32,908	Cogent Communications Holdings, Inc.	1,375,554

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 0.1%
5,359	PNM Resources, Inc.	$ 184,350

Electrical Equipment – 1.5%
27,826	EnerSys	2,169,037

Electronic Equipment, Instruments & Components – 2.4%
4,634	Anixter International, Inc.*	396,207
12,195	Belden, Inc.	932,552
4,439	Coherent, Inc.*	700,164
14,765	Insight Enterprises, Inc.*	548,224
5,938	OSI Systems, Inc.*	443,390
3,765	SYNNEX Corp.	452,478

		3,473,015

Energy Equipment & Services – 0.5%
21,708	Bristow Group, Inc.	383,363
5,149	Dril-Quip, Inc.*	320,268

		703,631

Equity Real Estate Investment Trusts (REITs) – 0.7%
12,855	American Homes 4 Rent Class A	286,409
17,239	Chatham Lodging Trust	347,194
10,612	LaSalle Hotel Properties	320,164

		953,767

Food & Staples Retailing – 0.3%
4,146	PriceSmart, Inc.	351,166

Food Products* – 0.6%
11,318	TreeHouse Foods, Inc.	858,810

Health Care Equipment & Supplies* – 2.0%
5,638	IDEXX Laboratories, Inc.	689,696
17,542	Integra LifeSciences Holdings Corp.	732,028
19,201	Neogen Corp.	1,268,034
13,188	Novadaq Technologies, Inc.	89,151

		2,778,909

Health Care Providers & Services – 2.7%
9,519	AMN Healthcare Services, Inc.*	341,256
4,970	Chemed Corp.	825,467
2,685	Envision Healthcare Corp.*	182,580
3,638	Henry Schein, Inc.*	581,571
9,306	LifePoint Health, Inc.*	552,311
14,863	Owens & Minor, Inc.	533,285
20,496	PharMerica Corp.*	508,301
27,252	Select Medical Holdings Corp.*	339,287

		3,864,058

Health Care Technology* – 0.8%
17,449	Cotiviti Holdings, Inc.	590,823

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology* – (continued)
10,412	Medidata Solutions, Inc.	$ 515,811

		1,106,634

Hotels, Restaurants & Leisure – 1.8%
31,093	Carrols Restaurant Group, Inc.*	446,185
58,969	ClubCorp Holdings, Inc.	972,988
37,690	Lindblad Expeditions Holdings, Inc.*	338,833
8,717	Papa John’s International, Inc.	742,863

		2,500,869

Household Durables* – 0.5%
5,468	Helen of Troy Ltd.	510,164
3,183	Tempur Sealy International, Inc.	136,869

		647,033

Insurance – 5.8%
9,467	AMERISAFE, Inc.	596,894
45,934	AmTrust Financial Services, Inc.	1,212,198
24,627	Assured Guaranty Ltd.	958,237
22,794	First American Financial Corp.	856,599
9,738	Global Indemnity Ltd.*	384,748
3,493	Infinity Property & Casualty Corp.	303,367
47,482	Maiden Holdings Ltd.	842,806
42,560	National General Holdings Corp.	1,042,294
15,807	RLI Corp.	939,252
2,910	Safety Insurance Group, Inc.	208,647
8,171	The Hanover Insurance Group, Inc.	685,874
5,028	The Navigators Group, Inc.	282,322

		8,313,238

Internet & Direct Marketing Retail – 2.0%
3,206	Expedia, Inc.	389,818
12,295	FTD Cos., Inc.*	282,539
81,608	Liberty TripAdvisor Holdings, Inc. Class A*	1,464,864
7,748	Liberty Ventures Series A*	338,200
8,885	MakeMyTrip Ltd.*	296,759

		2,772,180

Internet Software & Services* – 1.5%
12,684	2U, Inc.	431,763
14,676	Envestnet, Inc.	554,753
13,451	Mimecast Ltd.	285,968
1,387	Nutanix, Inc. Class A	41,985
11,163	SPS Commerce, Inc.	770,247

		2,084,716

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 4.7%
13,734	Booz Allen Hamilton Holding Corp.	$ 464,484
14,098	Broadridge Financial Solutions, Inc.	937,940
7,706	Convergys Corp.	191,263
18,011	CoreLogic, Inc.*	635,248
33,763	Genpact Ltd.*	833,271
22,257	MAXIMUS, Inc.	1,227,251
25,410	Sykes Enterprises, Inc.*	709,701
18,957	TeleTech Holdings, Inc.	561,127
9,828	WEX, Inc.*	1,123,635

		6,683,920

Leisure Products* – 0.1%
32,980	Black Diamond, Inc.	184,688

Life Sciences Tools & Services* – 2.3%
14,303	Charles River Laboratories International, Inc.	1,155,682
7,893	ICON PLC	663,486
21,180	PAREXEL International Corp.	1,501,450

		3,320,618

Machinery – 2.2%
8,072	Colfax Corp.*	314,808
15,871	ESCO Technologies, Inc.	923,692
8,832	Hillenbrand, Inc.	322,810
6,518	IDEX Corp.	587,663
13,988	Woodward, Inc.	974,124

		3,123,097

Media – 1.5%
73,827	Global Eagle Entertainment, Inc.*	454,774
18,319	Liberty Media Corp.-Liberty Formula One Class A*	530,885
6,004	Live Nation Entertainment, Inc.*	171,834
6,704	Scholastic Corp.	306,909
4,101	The Madison Square Garden Co. Class A*	720,423

		2,184,825

Metals & Mining – 0.4%
50,628	Ferroglobe PLC	532,100
52,699	Ferroglobe Representation & Warranty Insurance Trust	—

		532,100

Mortgage Real Estate Investment Trusts (REITs) – 2.7%
37,898	Anworth Mortgage Asset Corp.	194,417
31,918	Ares Commercial Real Estate Corp.	430,255
13,329	Blackstone Mortgage Trust, Inc. Class A	406,401

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
91,026	CYS Investments, Inc.	$ 689,067
85,044	MFA Financial, Inc.	670,997
8,697	MTGE Investment Corp.	138,282
17,468	Starwood Property Trust, Inc.	388,838
99,872	Two Harbors Investment Corp.	875,877

		3,794,134

Oil, Gas & Consumable Fuels – 3.0%
10,247	Gulfport Energy Corp.*	214,162
16,535	Jagged Peak Energy, Inc.*	239,923
65,179	Kosmos Energy Ltd.*	426,271
20,252	RSP Permian, Inc.*	861,925
14,060	Western Refining, Inc.	492,240
21,868	WildHorse Resource Development Corp.*	317,742
39,118	World Fuel Services Corp.	1,739,969

		4,292,232

Paper & Forest Products – 0.8%
7,914	Neenah Paper, Inc.	650,135
10,487	Schweitzer-Mauduit International, Inc.	464,889

		1,115,024

Personal Products – 0.3%
8,188	Nu Skin Enterprises, Inc. Class A	424,793

Pharmaceuticals* – 0.6%
31,372	Catalent, Inc.	839,515
4,573	Jounce Therapeutics, Inc.	75,820

		915,335

Professional Services – 3.4%
7,410	Exponent, Inc.	430,150
10,484	FTI Consulting, Inc.*	441,796
11,854	GP Strategies Corp.*	304,648
12,080	Heidrick & Struggles International, Inc.	269,988
4,830	Insperity, Inc.	345,345
9,369	Korn/Ferry International	272,169
22,716	Navigant Consulting, Inc.*	561,085
23,321	On Assignment, Inc.*	1,055,975
30,808	RPX Corp.*	334,575
10,806	WageWorks, Inc.*	779,653

		4,795,384

Real Estate Management & Development – 1.1%
11,995	Colliers International Group, Inc.	439,617
15,987	FirstService Corp.	797,591
3,205	Jones Lang LaSalle, Inc.	330,211

		1,567,419

Road & Rail – 0.7%
4,071	Genesee & Wyoming, Inc. Class A*	306,790

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
21,329	Knight Transportation, Inc.	$ 712,389

		1,019,179

Semiconductors & Semiconductor Equipment – 2.3%
32,187	Brooks Automation, Inc.	560,698
16,660	Cavium, Inc.*	1,103,059
4,722	First Solar, Inc.*	147,279
20,848	MACOM Technology Solutions Holdings, Inc.*	991,322
16,795	Teradyne, Inc.	476,642

		3,279,000

Software – 5.7%
12,419	Aspen Technology, Inc.*	659,573
12,149	Blackbaud, Inc.	797,096
29,733	BroadSoft, Inc.*	1,248,786
5,213	Fair Isaac Corp.	642,763
8,337	Guidewire Software, Inc.*	436,275
20,380	Manhattan Associates, Inc.*	1,044,679
18,019	Monotype Imaging Holdings, Inc.	394,616
15,095	Open Text Corp.	517,306
3,968	Paylocity Holding Corp.*	122,453
2,480	Pegasystems, Inc.	96,224
3,077	Proofpoint, Inc.*	246,652
14,062	Synchronoss Technologies, Inc.*	541,668
3,614	The Ultimate Software Group, Inc.*	699,887
5,044	Tyler Technologies, Inc.*	736,525

		8,184,503

Specialty Retail – 3.3%
37,815	American Eagle Outfitters, Inc.	571,385
10,642	Camping World Holdings, Inc. Class A	335,010
2,677	Group 1 Automotive, Inc.	216,275
18,740	Lithia Motors, Inc. Class A	1,932,469
108,298	Office Depot, Inc.	481,926
30,280	Tailored Brands, Inc.	643,450
31,690	The Finish Line, Inc. Class A	545,068

		4,725,583

Technology Hardware, Storage & Peripherals* – 0.2%
7,208	Electronics For Imaging, Inc.	323,928

Textiles, Apparel & Luxury Goods* – 0.8%
23,266	Skechers U.S.A., Inc. Class A	584,442
16,737	Steven Madden Ltd.	589,142

		1,173,584

Thrifts & Mortgage Finance – 3.0%
32,118	Essent Group Ltd.*	1,110,319
23,471	Nationstar Mortgage Holdings, Inc.*	425,764
58,183	Radian Group, Inc.	1,070,567
27,656	Walker & Dunlop, Inc.*	868,675

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
22,730	Washington Federal, Inc.	$ 746,681

		4,222,006

Tobacco – 0.3%
6,418	Universal Corp.	436,424

Trading Companies & Distributors – 2.5%
40,977	Air Lease Corp.	1,490,743
21,393	BMC Stock Holdings, Inc.*	400,049
11,709	SiteOne Landscape Supply, Inc.*	449,860
17,770	WESCO International, Inc.*	1,256,339

		3,596,991

TOTAL COMMON STOCKS (Cost $114,874,112)		$134,299,282

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 5.8%
Repurchase Agreements – 5.8%
Joint Repurchase Agreement Account II
$ 8,300,000	0.553%	02/01/17	$ 8,300,000
(Cost $8,300,000)

TOTAL INVESTMENTS – 100.1% (Cost $123,174,112)			$142,599,282

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(74,556)

NET ASSETS – 100.0%			$142,524,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$123,307,338

Gross unrealized gain	21,246,849
Gross unrealized loss	(1,954,905)

Net unrealized security gain	$19,291,944

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

ii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$20,391,705	$59,286,013	$—
Australia and Oceania	—	7,026,311	—
Europe	19,642,118	180,577,326	—
North America	16,459,960	2,813,662	—
South America	4,002,916	—	—
Short-term Investments	—	9,400,000	—
Total	$60,496,699	$259,103,312	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$285	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(17)	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$132,798	$—	$—
Europe	4,801,269	3,865,143	—
North America	125,120,679	—	—
Short-term Investments	—	8,900,000	—
Total	$130,054,746	$12,765,143	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$8,074	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(69,891)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$617,984	$—	$—
Europe	1,195,586	—	—
North America	132,485,712	—	—
Short-term Investments	—	8,300,000	—
Total	$134,299,282	$8,300,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2017, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager International Equity	$9,400,000	$9,400,144	$9,593,383
Multi-Manager U.S. Dynamic Equity	900,000	8,900,137	9,083,096
Multi-Manager U.S. Small Cap Equity	8,300,000	8,300,127	8,470,753

REPURCHASE AGREEMENTS — At January 31, 2017, the Principal Amount of certain Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi-Manager International Equity	Multi-Manager U.S. Dynamic Equity	Multi-Manager U.S. Small Cap Equity
BNP Paribas Securities Co.	0.560%	$1,392,544	$1,318,472	$1,229,587
Citigroup Global Markets, Inc.	0.560	$1,412,231	$1,337,113	$1,246,970
Merrill Lynch & Co., Inc.	0.550	$6,595,225	$6,244,415	$5,823,443
TOTAL		$9,400,000	$8,900,000	$8,300,000

At January 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	2.700% to 3.290%	02/10/31 to 09/08/36
Federal Home Loan Mortgage Corp.	2.500 to 7.500	10/01/31 to 01/01/47
Federal National Mortgage Association	2.500 to 6.000	09/01/17 to 02/01/46
Government National Mortgage Association	2.500 to 5.500	11/15/27 to 01/20/47
Tennessee Valley Authority	4.250	09/15/65
U.S. Treasury Notes	0.615 to 2.000	4/30/17 to 7/31/22
United States Treasury Stripped Securities	0.000	02/15/19 to 8/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager U.S. Dynamic Equity Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Argentina* – 1.0%
6,590	Pampa Energia SA ADR (Electric Utilities)	$ 306,040

		306,040

Australia – 6.6%
55,327	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	641,616
20,904	Macquarie Group Ltd. (Capital Markets)	1,342,360

		1,983,976

Belgium – 2.1%
9,722	KBC Group NV (Banks)	631,415

		631,415

Brazil* – 1.3%
37,567	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	385,437

		385,437

China – 5.3%
3,088	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	312,845
48,773	Tencent Holdings Ltd. (Internet Software & Services)	1,275,188

		1,588,033

France – 9.0%
12,468	BNP Paribas SA (Banks)	797,600
670	Hermes International (Textiles, Apparel & Luxury Goods)	291,173
1,369	L’Oreal SA (Personal Products)	248,908
69,358	Natixis SA (Banks)	410,986
6,138	Safran SA (Aerospace & Defense)	416,075
7,995	Vinci SA (Construction & Engineering)	560,422

		2,725,164

Germany – 12.7%
3,783	Bayer AG (Pharmaceuticals)	420,212
5,743	Bayerische Motoren Werke AG (Automobiles)	524,394
12,100	Daimler AG (Automobiles)	910,003
12,874	Deutsche Boerse AG (Capital Markets)	1,147,496
8,939	SAP SE ADR (Software)	818,008

		3,820,113

Shares	Description	Value
Common Stocks – (continued)
India – 1.5%
6,747	HDFC Bank Ltd. ADR (Banks)	$ 465,071

		465,071

Italy* – 0.8%
9,543	Yoox Net-A-Porter Group SpA (Internet & Direct Marketing Retail)	239,383

Japan – 5.6%
16,003	Sumitomo Mitsui Financial Group, Inc. (Banks)	627,829
25,293	Tokio Marine Holdings, Inc. (Insurance)	1,054,566

		1,682,395

Netherlands – 5.1%
20,731	EXOR NV (Diversified Financial Services)	945,917
4,368	Heineken NV (Beverages)	326,678
4,551	Royal Dutch Shell PLC Class B ADR (Oil, Gas & Consumable Fuels)	261,546

		1,534,141

Russia – 5.3%
4,912	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	276,815
1,898	MMC Norilsk Nickel PJSC (Metals & Mining)	303,807
65,740	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	437,521
205,973	Sberbank of Russia PJSC (Banks)	588,741

		1,606,884

South Korea – 5.0%
1,750	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,495,933

		1,495,933

Spain – 5.2%
3,267	Aena SA(a) (Transportation Infrastructure)	475,111
42,539	Banco Bilbao Vizcaya Argentaria SA (Banks)	289,290
65,200	Banco Santander SA (Banks)	364,263
56,463	Bankinter SA (Banks)	454,476

		1,583,140

Sweden – 1.2%
31,300	Nordea Bank AB (Banks)	377,862

		377,862

Switzerland – 3.4%
197	Sika AG (Chemicals)	1,035,284

		1,035,284

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 12.2%
4,816	Aon PLC (Insurance)	$ 542,763
33,804	British American Tobacco PLC (Tobacco)	2,086,650
544,705	Lloyds Banking Group PLC (Banks)	446,767
21,996	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	621,264

		3,697,444

United States – 11.9%
353	Alphabet, Inc. Class A* (Internet Software & Services)	289,527
1,257	Alphabet, Inc. Class C* (Internet Software & Services)	1,001,565
5,921	Facebook, Inc. Class A* (Internet Software & Services)	771,625
3,182	MasterCard, Inc. Class A (IT Services)	338,342
378	The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	595,399
7,106	Visa, Inc. Class A (IT Services)	587,737

		3,584,195

TOTAL COMMON STOCKS (Cost $27,784,432)		$28,741,910

Shares	Rate	Value
Preferred Stocks – 2.6%
Auto Manufacturers – 2.6%
Porsche Automobil Holding SE
5,612	1.860%	$ 337,580
Volkswagen AG
2,797	0.120	436,768

TOTAL PREFERRED STOCKS – 2.6% (Cost $712,976)		$ 774,348

TOTAL INVESTMENTS – 97.8% (Cost $28,497,408)		$29,516,258

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		660,888

NET ASSETS – 100.0%		$30,177,146

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $475,111, which represents approximately 1.6% of net assets as of January 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust	USD 233,242	JPY 26,897,607	$238,227	02/01/17	$(4,985)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$28,497,408

Gross unrealized gain	1,207,335
Gross unrealized loss	(188,485)

Net unrealized security gain	$1,018,850

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$777,916	$4,453,517	$—
Australia and Oceania	—	1,983,976	—
Europe	1,622,317	16,402,860	—
North America	3,584,195	—	—
South America	691,477	—	—
Total	$6,675,905	$22,840,353	$—

Derivative Type
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,985)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of [its/their] assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 16.5%
Aerospace & Defense(a) – 0.1%
Bombardier, Inc.
$209,000	7.750%		03/15/20	$ 221,279
100,000	5.750		03/15/22	97,250
140,000	6.000	(b)	10/15/22	136,850
150,000	6.125		01/15/23	145,688
489,000	7.500	(b)	03/15/25	490,222

				1,091,289

Banks(b)(c) – 0.3%
Citigroup, Inc.
575,000	5.950		05/15/49	580,750
315,000	6.250		08/15/49	330,750
JPMorgan Chase & Co.
1,690,000	5.150		05/01/49	1,654,087
1,135,000	6.000		08/01/49	1,166,213

				3,731,800

Building Materials(b) – 0.1%
American Builders & Contractors Supply Co., Inc.(a)
137,000	5.750		12/15/23	142,138
Builders FirstSource, Inc.(a)
1,166,000	5.625		09/01/24	1,198,065
Summit Materials LLC/Summit Materials Finance Corp.
10,000	6.125		07/15/23	10,300

				1,350,503

Chemicals – 0.7%
Alpha 3 BV/Alpha US Bidco, Inc.(a)(b)
900,000	6.250		02/01/25	897,750
Aruba Investments, Inc.(a)(b)
855,000	8.750		02/15/23	880,650
Blue Cube Spinco, Inc.(b)
1,455,000	9.750		10/15/23	1,731,450
195,000	10.000		10/15/25	235,462
CF Industries, Inc.
310,000	5.150		03/15/34	285,094
Cornerstone Chemical Co.(a)(b)
2,395,000	9.375		03/15/18	2,418,950
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
1,105,000	8.250		01/15/21	1,121,575
TPC Group, Inc.(a)(b)
1,060,000	8.750		12/15/20	954,000
Tronox Finance LLC(b)
185,000	6.375		08/15/20	178,063

				8,702,994

Commercial Services(a)(b) – 0.2%
AMN Healthcare, Inc.
625,000	5.125		10/01/24	626,562
Prime Security Services Borrower LLC/Prime Finance, Inc.
2,155,000	9.250		05/15/23	2,330,094

				2,956,656

Consumer Cyclical Services(b) – 0.5%
CEB, Inc.(a)
120,000	5.625		06/15/23	127,200

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(b) – (continued)
Cenveo Corp.(a)
$1,065,000	6.000%		08/01/19	$ 947,850
1,865,000	8.500		09/15/22	1,286,850
First Data Corp.(a)
600,000	5.000		01/15/24	606,000
Monitronics International, Inc.
1,960,000	9.125		04/01/20	1,911,000
Multi-Color Corp.(a)
500,000	6.125		12/01/22	528,750

				5,407,650

Consumer Noncyclical(b) – 0.1%
NeuStar, Inc.
1,445,000	4.500		01/15/23	1,481,125

Diversified Financial Services(b) – 0.1%
Credit Acceptance Corp.
1,030,000	6.125		02/15/21	1,045,450
245,000	7.375		03/15/23	252,350

				1,297,800

Energy – 0.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
1,000,000	6.125		11/15/22	1,025,000
Chesapeake Energy Corp.(a)(b)
570,000	8.000		12/15/22	608,475
CITGO Petroleum Corp.(a)(b)
700,000	6.250		08/15/22	722,750
Energy Transfer Equity LP(b)
940,000	5.875		01/15/24	1,003,450
Parker Drilling Co.(b)
1,710,000	6.750		07/15/22	1,479,150
Seventy Seven Energy, Inc.(b)(d)
205,000	6.500		07/15/22	—
Weatherford International Ltd.
515,000	6.750		09/15/40	431,312
785,000	5.950	(b)	04/15/42	612,300
Western Refining Logistics LP/WNRL Finance Corp.(b)
285,000	7.500		02/15/23	309,225

				6,191,662

Energy - Exploration & Production – 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(a)(b)
475,000	7.875		12/15/24	510,625
California Resources Corp.(b)
7,500	5.000		01/15/20	6,075
24,000	5.500		09/15/21	18,360
1,205,000	8.000	(a)	12/15/22	1,069,437
7,500	6.000		11/15/24	5,588
CONSOL Energy, Inc.(b)
1,395,000	5.875		04/15/22	1,342,687
451,000	8.000		04/01/23	462,275
Continental Resources, Inc.(b)
466,000	4.500		04/15/23	456,680
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.(a)(b)
920,000	7.875		07/15/21	986,700
Gulfport Energy Corp.(a)(b)
250,000	6.000		10/15/24	254,688
Halcon Resources Corp.(a)(b)
1,000,000	8.625		02/01/20	1,045,000

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Jupiter Resources, Inc.(a)(b)
$1,625,000	8.500%		10/01/22	$ 1,446,250
Linn Energy LLC/Linn Energy Finance Corp.(b)(d)
2,660,000	6.250		11/01/19	1,263,500
MEG Energy Corp.(a)(b)
600,000	6.500		03/15/21	615,750
450,000	6.375		01/30/23	418,500
160,000	6.500		01/15/25	161,600
Memorial Production Partners LP/Memorial Production Finance Corp.(b)(d)
765,000	7.625		05/01/21	340,425
1,765,000	6.875		08/01/22	776,600
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(b)(d)
100,000	10.000		06/01/20	—
951,000	10.750		10/01/20	—
245,000	9.250		06/01/21	—
Nabors Industries, Inc.(a)(b)
100,000	5.500		01/15/23	104,500
Parsley Energy LLC/Parsley Finance Corp.(a)(b)
287,000	5.375		01/15/25	294,175
Peabody Energy Corp.(d)
95,000	6.250		11/15/21	38,950
Rice Energy, Inc.(b)
150,000	6.250		05/01/22	156,375
365,000	7.250		05/01/23	393,288
SandRidge Energy, Inc.(b)(d)
885,000	7.500		02/15/23	—
Southwestern Energy Co.(b)
970,000	6.700		01/23/25	970,000
Whiting Petroleum Corp.(b)
300,000	6.500		10/01/18	300,000
700,000	6.250		04/01/23	707,000
WildHorse Resource Development Corp.(a)(b)
245,000	6.875		02/01/25	244,081

				14,389,109

Energy - Services – 0.3%
Atwood Oceanics, Inc.(b)
250,000	6.500		02/01/20	237,500
Ensco PLC(b)
265,000	5.750		10/01/44	212,000
Noble Holding International Ltd.(b)
470,000	7.750		01/15/24	467,063
Precision Drilling Corp.(a)(b)
191,000	7.750		12/15/23	206,280
Pride International, Inc.
145,000	7.875		08/15/40	136,300
Rowan Cos., Inc.(b)
990,000	5.850		01/15/44	801,900
Transocean, Inc.
1,015,000	5.550	(b)	10/15/22	923,650
55,000	9.100		12/15/41	52,525
Trinidad Drilling Ltd.(a)(b)
26,000	6.625		02/15/25	26,520

				3,063,738

Entertainment & Leisure(b) – 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
1,130,000	5.375		06/01/24	1,163,900
Cinemark USA, Inc.
1,211,000	4.875		06/01/23	1,220,082

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure(b) – (continued)
ClubCorp Club Operations, Inc.(a)
$750,000	8.250%		12/15/23	$ 828,750
Guitar Center, Inc.(a)
1,020,000	6.500		04/15/19	912,900
2,229,000	9.625		04/15/20	1,627,170
Six Flags Entertainment Corp.(a)
500,000	4.875		07/31/24	495,000
WMG Acquisition Corp.(a)
180,000	5.000		08/01/23	180,675

				6,428,477

Finance – 0.5%
Ally Financial, Inc.
1,415,000	5.125		09/30/24	1,450,375
750,000	5.750	(b)	11/20/25	761,250
Harland Clarke Holdings Corp.(a)(b)
1,110,000	9.250		03/01/21	1,018,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)(b)
580,000	6.250		02/01/22	585,800
330,000	6.750		02/01/24	328,845
Navient Corp.
785,000	6.625		07/26/21	798,131
600,000	7.250		09/25/23	611,369
Walter Investment Management Corp.
352,000	4.500		11/01/19	253,440
340,000	7.875	(b)	12/15/21	275,400

				6,083,035

Gaming(b) – 0.4%
Chester Downs & Marina LLC(a)
900,000	9.250		02/01/20	896,625
Inn of the Mountain Gods Resort & Casino(a)(e)
595,000	9.250		11/30/20	535,500
Jacobs Entertainment, Inc.(a)
1,025,000	7.875		02/01/24	1,053,188
Scientific Games International, Inc.
935,000	10.000		12/01/22	958,375
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)
1,231,000	5.875		05/15/21	1,240,232

				4,683,920

Health Care - Medical Products(b) – 0.1%
Halyard Health, Inc.
1,000,000	6.250		10/15/22	1,032,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a)
580,000	6.625		05/15/22	524,900

				1,557,400

Health Care - Pharmaceuticals(a)(b) – 0.4%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
500,000	5.500		04/15/25	430,000
Quintiles IMS, Inc.
700,000	4.875		05/15/23	709,625
Valeant Pharmaceuticals International, Inc.
790,000	5.375		03/15/20	677,425
3,490,000	7.500		07/15/21	3,036,300
305,000	6.125		04/15/25	228,750

				5,082,100

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 1.2%
Acadia Healthcare Co., Inc.(b)
$480,000	5.125%		07/01/22	$ 481,200
BioScrip, Inc.(b)
666,000	8.875		02/15/21	521,145
Centene Corp.(b)
1,740,000	4.750		01/15/25	1,718,250
DaVita, Inc.(b)
1,000,000	5.000		05/01/25	973,750
Envision Healthcare Corp.(b)
1,104,000	5.625		07/15/22	1,137,120
765,000	6.250	(a)	12/01/24	807,075
HCA, Inc.
1,730,000	5.875		05/01/23	1,838,125
171,000	5.375		02/01/25	174,420
190,000	7.690		06/15/25	208,525
IASIS Healthcare LLC/IASIS Capital Corp.(b)
200,000	8.375		05/15/19	192,000
Kindred Healthcare, Inc.
755,000	8.000		01/15/20	743,675
1,760,000	6.375	(b)	04/15/22	1,526,800
Select Medical Corp.(b)
1,460,000	6.375		06/01/21	1,452,700
Tenet Healthcare Corp.
450,000	7.500	(a)(b)	01/01/22	482,625
1,480,000	8.125		04/01/22	1,494,800
Tennessee Merger Sub, Inc.(a)(b)
290,000	6.375		02/01/25	284,925

				14,037,135

Health Care Products(a)(b) – 0.1%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
210,000	8.125		06/15/21	183,225
Greatbatch Ltd.
575,000	9.125		11/01/23	600,875

				784,100

Home Construction(a)(b) – 0.1%
Century Communities, Inc.
1,210,000	6.875		05/15/22	1,249,325
Masonite International Corp.
215,000	5.625		03/15/23	222,525

				1,471,850

Internet(b) – 0.0%
Zayo Group LLC/Zayo Capital, Inc.
500,000	6.375		05/15/25	528,750

Lodging(b) – 0.1%
Interval Acquisition Corp.
1,000,000	5.625		04/15/23	1,022,500

Machinery – 0.2%
Boart Longyear Management Pty Ltd.(a)
1,400,000	10.000		10/01/18	1,036,000
325,000	7.000	(b)	04/01/21	22,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – (continued)
Xerium Technologies, Inc.(b)
$1,345,000	9.500%		08/15/21	$ 1,351,725

				2,410,475

Media - Broadcasting & Radio(b) – 1.0%
Cumulus Media Holdings, Inc.
2,410,000	7.750		05/01/19	982,075
Gray Television, Inc.(a)
466,000	5.125		10/15/24	456,680
iHeartCommunications, Inc.
1,575,000	9.000		12/15/19	1,319,063
2,486,481	14.000	(f)	02/01/21	932,430
1,080,000	9.000		03/01/21	812,700
LIN Television Corp.
750,000	5.875		11/15/22	763,125
Nexstar Broadcasting, Inc.(a)
500,000	6.125		02/15/22	518,750
Sinclair Television Group, Inc.(a)
1,850,000	5.625		08/01/24	1,882,375
Sirius XM Radio, Inc.(a)
1,000,000	4.625		05/15/23	1,002,500
1,000,000	6.000		07/15/24	1,062,500
750,000	5.375		04/15/25	763,125
Townsquare Media, Inc.(a)
500,000	6.500		04/01/23	477,500
Tribune Media Co.
150,000	5.875		07/15/22	151,500
Univision Communications, Inc.(a)
1,500,000	5.125		02/15/25	1,430,625

				12,554,948

Media - Cable – 0.8%
Altice US Finance I Corp.(a)(b)
582,000	5.375		07/15/23	605,280
CSC Holdings LLC
1,925,000	10.125	(a)(b)	01/15/23	2,233,000
200,000	5.250		06/01/24	200,000
375,000	6.625	(a)(b)	10/15/25	409,688
910,000	10.875	(a)(b)	10/15/25	1,082,900
DISH DBS Corp.
1,570,000	5.000		03/15/23	1,544,487
400,000	5.875		11/15/24	404,500
SFR Group SA(a)(b)
1,300,000	6.000		05/15/22	1,339,000
700,000	6.250		05/15/24	702,625
Ziggo Secured Finance BV(a)(b)
1,140,000	5.500		01/15/27	1,131,450

				9,652,930

Media - Non Cable(b) – 0.7%
Lee Enterprises, Inc.(a)
170,000	9.500		03/15/22	181,050
Liberty Interactive LLC
3,170,357	4.000		11/15/29	1,894,288
1,163,894	3.750		02/15/30	691,790
Radio One, Inc.(a)
1,615,000	9.250		02/15/20	1,510,025
1,315,000	7.375		04/15/22	1,344,587
TEGNA, Inc.
500,000	6.375		10/15/23	529,375

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable(b) – (continued)
The McClatchy Co.
$1,205,000	9.000%		12/15/22	$ 1,283,325
VeriSign, Inc.
500,000	5.250		04/01/25	515,000

				7,949,440

Metal Fabricate/Hardware(a)(b) – 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc.
163,000	7.375		12/15/23	172,169
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
895,000	8.625		06/01/21	771,937
The Hillman Group, Inc.
830,000	6.375		07/15/22	796,800

				1,740,906

Metals(a)(b) – 0.0%
Constellium NV
100,000	5.750		05/15/24	96,250

Metals & Mining – 0.6%
Allegheny Technologies, Inc.
465,000	9.375		06/01/19	511,500
720,000	7.875	(b)	08/15/23	734,400
First Quantum Minerals Ltd.(a)(b)
1,270,000	6.750		02/15/20	1,301,750
524,000	7.000		02/15/21	534,480
Freeport-McMoRan, Inc.(b)
244,000	3.875		03/15/23	225,090
380,000	5.400		11/14/34	329,650
1,930,000	5.450		03/15/43	1,659,800
Glencore Funding LLC(a)
100,000	2.875		04/16/20	99,875
Hecla Mining Co.(b)
721,000	6.875		05/01/21	742,630
Hudbay Minerals, Inc.(a)(b)
104,000	7.250		01/15/23	110,500
New Gold, Inc.(a)(b)
1,220,000	6.250		11/15/22	1,223,050

				7,472,725

Packaging(a) – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
550,000	7.250		05/15/24	588,500
Owens-Brockway Glass Container, Inc.
350,000	5.875		08/15/23	368,375

				956,875

Pipelines(b) – 0.5%
Genesis Energy LP/Genesis Energy Finance Corp.
888,000	6.000		05/15/23	912,420
800,000	5.625		06/15/24	806,000
Sabine Pass Liquefaction LLC
100,000	5.625		02/01/21	108,000
540,000	5.625		04/15/23	585,900
740,000	5.750		05/15/24	805,675
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
1,381,000	5.500		08/15/22	1,384,452

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines(b) – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
$1,250,000	5.250%		05/01/23	$ 1,284,375

				5,886,822

Property Insurance(a)(b) – 0.1%
HUB International Ltd.
700,000	7.875		10/01/21	731,500

Publishing(a)(b) – 0.1%
The Nielsen Co. Luxembourg S.a.r.l.
665,000	5.000		02/01/25	660,013

Real Estate(b) – 0.3%
Care Capital Properties LP(a)
735,000	5.125		08/15/26	710,574
Communications Sales & Leasing, Inc./CSL Capital LLC(a)
350,000	6.000		04/15/23	367,063
ESH Hospitality, Inc.(a)
81,000	5.250		05/01/25	81,203
Realogy Group LLC/Realogy Co-Issuer Corp.(a)
750,000	4.875		06/01/23	731,250
RHP Hotel Properties LP/RHP Finance Corp.
675,000	5.000		04/15/23	683,437
The GEO Group, Inc.
421,000	6.000		04/15/26	424,157

				2,997,684

Retailers – 0.8%
Claire’s Stores, Inc.(b)
338,000	8.875		03/15/19	62,530
Ferrellgas LP/Ferrellgas Finance Corp.(b)
865,000	6.750		01/15/22	869,325
JC Penney Corp., Inc.(a)(b)
248,000	5.875		07/01/23	251,100
L Brands, Inc.
604,000	6.875		11/01/35	590,410
515,000	6.750		07/01/36	495,687
New Albertsons, Inc.
460,000	7.750		06/15/26	460,000
1,565,000	7.450		08/01/29	1,529,787
515,000	8.700		05/01/30	525,300
415,000	8.000		05/01/31	406,700
Rite Aid Corp.
430,000	6.125	(a)(b)	04/01/23	448,813
340,000	7.700		02/15/27	404,600
490,000	6.875	(a)	12/15/28	563,500
Supervalu, Inc.(b)
855,000	6.750		06/01/21	850,725
The Bon-Ton Department Stores, Inc.(b)
1,980,000	8.000		06/15/21	910,800
Yum! Brands, Inc.
950,000	6.875		11/15/37	952,375

				9,321,652

Technology - Hardware – 0.6%
Advanced Micro Devices, Inc.
135,000	2.125		09/01/26	201,994
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)(b)
545,000	7.125		06/15/24	596,775
1,430,000	8.100		07/15/36	1,726,947
1,130,000	8.350		07/15/46	1,410,913

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Micron Technology, Inc.(a)(b)
$1,055,000	5.250%		08/01/23	$ 1,060,275
Plantronics, Inc.(a)(b)
1,040,000	5.500		05/31/23	1,058,200
Sensata Technologies BV(a)
1,250,000	5.000		10/01/25	1,259,375

				7,314,479

Technology - Software/Services(a)(b) – 0.9%
BMC Software Finance, Inc.
435,000	8.125		07/15/21	419,775
Boxer Parent Co., Inc.(f)
1,395,000	9.000		10/15/19	1,353,150
Cengage Learning, Inc.
1,365,000	9.500		06/15/24	1,160,250
Global A&T Electronics Ltd.
2,930,000	10.000		02/01/19	2,223,137
MSCI, Inc.
1,601,750	5.250		11/15/24	1,665,820
Nuance Communications, Inc.
660,000	5.625		12/15/26	658,350
Open Text Corp.
605,000	5.875		06/01/26	632,225
Rackspace Hosting, Inc.
935,000	8.625		11/15/24	970,063
Solera LLC/Solera Finance, Inc.
200,000	10.500		03/01/24	227,500
TIBCO Software, Inc.
288,000	11.375		12/01/21	317,160
Western Digital Corp.
880,000	10.500		04/01/24	1,036,200

				10,663,630

Telecommunications - Cellular(b) – 0.2%
Altice Finco SA(a)
680,000	8.125		01/15/24	723,350
180,000	7.625		02/15/25	186,525
T-Mobile USA, Inc.
720,000	6.000		04/15/24	765,000
150,000	6.375		03/01/25	161,813

				1,836,688

Telecommunications - Satellites(b) – 0.2%
Intelsat Jackson Holdings SA
775,000	7.250		10/15/20	610,313
120,000	7.500		04/01/21	93,000
380,000	8.000	(a)	02/15/24	394,250
Intelsat Luxembourg SA
1,810,000	7.750		06/01/21	624,450
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH(a)
500,000	5.000		01/15/25	506,250

				2,228,263

Textile & Apparel(a) – 0.1%
Nine West Holdings, Inc.
3,235,000	8.250		03/15/19	828,969

Transportation – 0.3%
Air Medical Group Holdings, Inc.(a)(b)
470,000	6.375		05/15/23	450,025
Algeco Scotsman Global Finance PLC(a)(b)
1,345,000	8.500		10/15/18	1,269,344

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
BCD Acquisition, Inc.(a)(b)
$120,000	9.625%		09/15/23	$ 128,250
Navistar International Corp.
159,000	4.500		10/15/18	157,112
242,500	4.750		04/15/19	239,620
904,000	8.250	(b)	11/01/21	913,040

				3,157,391

Utilities - Electric – 0.2%
GenOn Americas Generation LLC
1,155,000	8.500		10/01/21	1,022,175
495,000	9.125		05/01/31	433,125
Illinois Power Generating Co.(d)
500,000	6.300		04/01/20	180,000
NRG Energy, Inc.(b)
570,000	6.250		05/01/24	579,975
Talen Energy Supply LLC(a)(b)
800,000	4.625		07/15/19	776,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a)(b)(d)
3,500,000	11.500		10/01/20	—

				2,991,275

Wireless Telecommunications – 1.0%
Aegis Merger Sub, Inc.(a)(b)
1,290,000	10.250		02/15/23	1,435,125
Altice Financing SA(a)(b)
600,000	6.500		01/15/22	625,500
700,000	7.500		05/15/26	739,375
Altice Luxembourg SA(a)(b)
675,000	7.750		05/15/22	716,344
300,000	7.625		02/15/25	317,625
Digicel Group Ltd.(a)(b)
500,000	8.250		09/30/20	441,250
150,000	7.125		04/01/22	121,125
Digicel Ltd.(a)(b)
745,000	6.000		04/15/21	690,839
850,000	6.750		03/01/23	794,750
Hughes Satellite Systems Corp.
1,065,000	7.625		06/15/21	1,171,500
Inmarsat Finance PLC(a)(b)
757,000	4.875		05/15/22	741,784
Radiate Holdco LLC/Radiate Finance, Inc.(a)(b)
895,000	6.625		02/15/25	892,762
Sprint Corp.
2,110,000	7.875		09/15/23	2,310,450
605,000	7.125		06/15/24	637,519
495,000	7.625	(b)	02/15/25	532,125

				12,168,073

Wirelines Telecommunications – 0.2%
CenturyLink, Inc.(b)
470,000	5.625		04/01/25	447,675
CommScope Technologies Finance LLC(a)(b)
600,000	6.000		06/15/25	638,250
Embarq Corp.
1,025,000	7.995		06/01/36	991,967
Frontier Communications Corp.(b)
745,000	11.000		09/15/25	752,450

				2,830,342

TOTAL CORPORATE OBLIGATIONS (Cost $197,490,178)				$ 197,794,923

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 16.8%
Aerospace & Defense – 0.6%
13,583	Airbus SE	$ 920,723
56,440	Arconic, Inc.	1,286,268
12,302	BWX Technologies, Inc.	510,410
2,480	Huntington Ingalls Industries, Inc.	481,021
137,170	Meggitt PLC	723,428
19,324	Orbital ATK, Inc.(g)	1,680,222
18,010	United Technologies Corp.	1,975,157

		7,577,229

Air Freight & Logistics – 0.1%
9,840	FedEx Corp.	1,860,842

Auto Components* – 0.1%
10,256	Adient PLC	651,153

Automobiles – 0.0%
16,881	Fiat Chrysler Automobiles NV*	185,522
368	General Motors Co.	13,473

		198,995

Banks – 1.5%
194,079	Bank of America Corp.	4,393,949
12,483	Bank of the Ozarks, Inc.	684,942
41,490	CIT Group, Inc.	1,708,973
39,480	Citigroup, Inc.	2,204,168
106,235	Citizens Financial Group, Inc.	3,842,520
23,049	JPMorgan Chase & Co.	1,950,637
102,849	Regions Financial Corp.	1,482,054
10,084	Signature Bank*	1,588,432
5,792	Western Alliance Bancorp*	286,009

		18,141,684

Beverages – 0.2%
18,825	Constellation Brands, Inc. Class A	2,819,232

Biotechnology – 0.1%
6,801	Shire PLC ADR	1,141,276

Capital Markets – 0.8%
13,837	Affiliated Managers Group, Inc.*	2,108,205
49,829	Apollo Global Management LLC Class A	1,058,368
79,987	Intercontinental Exchange, Inc.	4,668,042
13,600	Legg Mason, Inc.	430,984
15,440	LPL Financial Holdings, Inc.	606,792
37,137	OM Asset Management PLC	523,632
3,826	State Street Corp.	291,541

		9,687,564

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 0.8%
105,695	Axalta Coating Systems Ltd.*(g)	$ 3,065,155
24,183	Olin Corp.	633,837
12,259	PPG Industries, Inc.	1,226,023
16,156	The Sherwin-Williams Co.	4,908,354
14,176	Valvoline, Inc.	328,174

		10,161,543

Commercial Services & Supplies(g) – 0.1%
16,320	KAR Auction Services, Inc.	743,376

Communications Equipment – 0.2%
43,660	Cisco Systems, Inc.	1,341,235
17,235	CommScope Holding Co., Inc.*	651,828
35,546	Juniper Networks, Inc.	951,922
8,563	Radware Ltd.*	125,790

		3,070,775

Consumer Finance – 0.4%
92,032	Ally Financial, Inc.(g)	1,943,716
16,600	American Express Co.	1,267,908
1,280	Capital One Financial Corp.	111,859
4,885	Discover Financial Services	338,433
1,074	Encore Capital Group, Inc.*	33,240
31,483	Synchrony Financial	1,127,721

		4,822,877

Containers & Packaging – 0.3%
7,202	Ball Corp.	549,224
33,138	Crown Holdings, Inc.*	1,795,085
46,778	Graphic Packaging Holding Co.	585,193
41,229	Orora Ltd.	89,209
33,030	Owens-Illinois, Inc.*	624,267

		3,642,978

Diversified Consumer Services – 0.2%
78,556	Service Corp. International	2,288,336

Diversified Financial Services – 0.4%
4,058	Berkshire Hathaway, Inc. Class B*	666,080
57,874	ECN Capital Corp.	135,206
95,464	Element Fleet Management Corp.	928,046
10,570	Groupe Bruxelles Lambert SA	900,804
63,400	Leucadia National Corp.	1,512,090

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
33,187	Voya Financial, Inc.(g)	$ 1,334,781

		5,477,007

Diversified Telecommunication Services(a) – 0.1%
48,023	Cellnex Telecom SA	683,836
9,091	Sunrise Communications Group AG*	616,248

		1,300,084

Electric Utilities – 0.2%
143,622	Vistra Energy Corp.	2,328,113

Electronic Equipment, Instruments & Components – 0.1%
16,270	TE Connectivity Ltd.	1,209,675

Energy Equipment & Services – 0.1%
325	Seventy Seven Energy, Inc.*	15,454
52,022	Te Holdcorp LLC/Te Holdcorp	728,303

		743,757

Equity Real Estate Investment Trusts (REITs) – 0.4%
85,506	Colony NorthStar, Inc. Class A(g)	1,190,243
30,615	Equity Commonwealth*	944,167
50,504	MGM Growth Properties LLC Class A	1,304,013
15,605	Ryman Hospitality Properties, Inc.(g)	954,714
9,980	Xenia Hotels & Resorts, Inc.	183,133

		4,576,270

Food & Staples Retailing – 0.1%
2,221	CVS Health Corp.	175,037
30,220	Lenta Ltd.*(a)	238,395
4,442	Walgreens Boots Alliance, Inc.	363,977

		777,409

Food Products – 0.1%
20,322	Nestle SA	1,488,881
29,904	Nomad Foods Ltd.*	307,114

		1,795,995

Health Care Equipment & Supplies – 0.2%
12,033	Becton Dickinson & Co.	2,133,331

Health Care Providers & Services – 0.4%
9,861	Aetna, Inc.(h)	1,169,613
18,156	Brookdale Senior Living, Inc.*	271,795
12,717	HCA Holdings, Inc.*(h)	1,020,921
4,804	McKesson Corp.(h)	668,477
3,660	Millennium Health LLC	3,890

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
18,606	Universal Health Services, Inc. Class B	$ 2,095,594

		5,230,290

Health Care Technology* – 0.1%
22,592	Cotiviti Holdings, Inc.	764,965

Hotels, Restaurants & Leisure – 0.7%
59,145	Aramark(g)(h)	2,001,467
21,177	Dunkin’ Brands Group, Inc.	1,098,451
34,590	ILG, Inc.	655,480
37,916	La Quinta Holdings, Inc.*	535,753
1,698	Marriott International, Inc. Class A	143,651
9,252	McDonald’s Corp.	1,134,018
100,006	MGM Resorts International*	2,880,173
7,899	Six Flags Entertainment Corp.	470,622

		8,919,615

Household Products – 0.1%
6,896	Spectrum Brands Holdings, Inc.	919,857

Independent Power and Renewable Electricity Producers* – 0.0%
6,725	Calpine Corp.	79,355

Industrial Conglomerates – 0.1%
23,530	General Electric Co.	698,841
9,890	Jardine Strategic Holdings Ltd.	376,919

		1,075,760

Insurance – 0.8%
369	Alleghany Corp.*	225,669
42,495	American International Group, Inc.(h)	2,730,729
4,830	AmTrust Financial Services, Inc.	127,464
28,994	Aon PLC(g)	3,267,624
1,897	Endurance Specialty Holdings Ltd.	175,833
35,878	FNF Group	1,268,646
1,044	Loews Corp.	48,629
2,660	MetLife, Inc.	144,731
12,039	Willis Towers Watson PLC	1,506,440

		9,495,765

Internet & Direct Marketing Retail* – 0.1%
1,685	Liberty Expedia Holdings, Inc. Class A	74,157
28,260	Liberty Interactive Corp. QVC Group Class A(g)	542,027
2,527	Liberty Ventures Series A	110,303

		726,487

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 0.4%
2,360	Alphabet, Inc. Class A(h)	$ 1,935,648
819	Alphabet, Inc. Class C	652,571
4,750	Baidu, Inc. ADR	831,583
624	CommerceHub, Inc. Class C	9,098
21,377	IAC/InterActiveCorp.(g)	1,470,951

		4,899,851

IT Services – 1.3%
2,264	Alliance Data Systems Corp.	517,052
17,473	Cognizant Technology Solutions Corp. Class A*	918,905
9,485	Computer Sciences Corp.	589,967
240,300	Conduent, Inc.*	3,594,888
18,236	CSRA, Inc.	565,681
39,808	EVERTEC, Inc.	678,727
23,838	FleetCor Technologies, Inc.*	3,515,867
14,220	Gartner, Inc.*	1,412,899
73,298	Leidos Holdings, Inc.	3,541,759

		15,335,745

Leisure Products* – 0.0%
13,688	Vista Outdoor, Inc.	394,351

Life Sciences Tools & Services – 0.3%
23,865	Quintiles IMS Holdings, Inc.*(g)	1,873,164
4,210	Thermo Fisher Scientific, Inc.	641,562
26,643	VWR Corp.*	690,320

		3,205,046

Machinery – 0.3%
30,390	Allison Transmission Holdings, Inc.	1,063,042
20,112	Colfax Corp.*	784,368
1,085	Fortive Corp.	60,011
2,988	Joy Global, Inc.	82,081
25,562	Kennametal, Inc.	913,586
8,416	Pentair PLC	493,430

		3,396,518

Media – 2.0%
3,996	Cable One, Inc.	2,526,991
3,747	Charter Communications, Inc. Class A*	1,213,841
20,662	Discovery Communications, Inc. Class A*	585,768
30,787	DISH Network Corp. Class A*	1,821,667
19,704	Liberty Global PLC Class A*	718,802
47,921	Liberty Global PLC LiLAC Class A*	1,103,141
34,611	Liberty Global PLC Series C*	1,215,884
17,147	Liberty Media Corp.-Liberty Formula One Class A*	496,920
36,846	Liberty Media Corp.-Liberty SiriusXM Class A*	1,335,299
46,736	MSG Networks, Inc. Class A*	1,084,275

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
12,161	Naspers Ltd.	$ 1,937,391
648	Quebecor, Inc. Class B	19,516
36,994	Regal Entertainment Group Class A	838,284
27,822	Sinclair Broadcast Group, Inc. Class A	938,993
21,457	The Madison Square Garden Co. Class A*	3,769,351
34,012	Time Warner, Inc.	3,294,062
38,500	WPP PLC	896,052

		23,796,237

Metals & Mining – 0.1%
13,640	Alcoa Corp.	497,178
49,380	Ferroglobe PLC	518,984
53,835	Ferroglobe Representation & Warranty Insurance Trust	—
16,220	MMC Norilsk Nickel PJSC ADR	262,439

		1,278,601

Multiline Retail – 0.1%
9,413	Dollar General Corp.	694,868
10,554	Macy’s, Inc.	311,765

		1,006,633

Oil, Gas & Consumable Fuels – 0.3%
4,798	CONSOL Energy, Inc.	81,278
118	Energy & Exploration Partners, Inc.*	41,300
47,030	Gazprom PJSC ADR	232,093
5,390	LUKOIL PJSC ADR	303,752
4,403	Midstates Petroleum Co., Inc.*	88,808
2,300	Occidental Petroleum Corp.	155,871
605	Phillips 66	49,380
21,170	Rosneft Oil Co. PJSC GDR	139,828
2,009	SandRidge Energy, Inc.*	41,205
145,730	Surgutneftegas OJSC	83,212
23,261	TransCanada, Corp.	1,098,384
13,900	Western Gas Partners LP	853,182

		3,168,293

Paper & Forest Products* – 0.0%
2,955	Clearwater Paper Corp.	185,870

Personal Products – 0.0%
6,510	Unilever NV	264,057

Pharmaceuticals – 0.3%
5,205	Allergan PLC*(h)	1,139,322
9,280	Mylan NV*	353,104
5,190	Perrigo Co. PLC	395,219
29,764	Zoetis, Inc.	1,635,234

		3,522,879

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Professional Services* – 0.0%
8,435	IHS Markit Ltd.	$ 332,761
2,762	The Advisory Board Co.	125,671

		458,432

Road & Rail – 0.1%
11,070	Union Pacific Corp.	1,179,841

Semiconductors & Semiconductor Equipment – 0.1%
11,930	Analog Devices, Inc.	894,034
1,646	MModal, Inc.	25,917
7,470	QUALCOMM, Inc.	399,122

		1,319,073

Software – 0.9%
4,936	Electronic Arts, Inc.*	411,811
3,012	Fair Isaac Corp.	371,380
20,790	Microsoft Corp.	1,344,074
29,754	Nuance Communications, Inc.*	471,898
91,765	Oracle Corp.(g)	3,680,694
33,751	PTC, Inc.*	1,774,290
26,827	Verint System, Inc.*	1,001,988
14,920	VMware, Inc. Class A*	1,306,097

		10,362,232

Specialty Retail – 0.2%
15,768	CarMax, Inc.*	1,051,883
6,417	The Home Depot, Inc.	882,851

		1,934,734

Technology Hardware, Storage & Peripherals – 0.4%
59,555	NetApp, Inc.	2,282,148
30,696	Western Digital Corp.	2,447,392

		4,729,540

Trading Companies & Distributors* – 0.2%
1,359	AerCap Holdings NV	60,163
32,840	HD Supply Holdings, Inc.(g)	1,389,132
64,680	Nexeo Solutions, Inc.	582,767

		2,032,062

Transportation Infrastructure – 0.3%
47,702	Macquarie Infrastructure Corp.	3,577,173

Wireless Telecommunication Services – 0.1%
13,866	T-Mobile US, Inc.*	863,436
106,261	VimpelCom Ltd. ADR	449,484

		1,312,920

TOTAL COMMON STOCKS (Cost $175,894,499)		$ 201,721,683

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – 4.7%
Automotive - Parts – 0.1%
Evergreen Skills Lux S.a.r.l.
$328,501	5.750%	04/28/21	$ 298,525
Gates Global LLC
969,649	4.250	07/06/21	966,012

			1,264,537

Building Materials – 0.2%
Engility Corp.
375,529	5.750	08/12/23	376,115
Jeld-Wen, Inc.
762,274	4.750	07/01/22	766,405
Preferred Proppants LLC
849,643	8.750	07/27/20	807,162
Quikrete Holdings, Inc.
1,000,000	4.000	11/15/23	1,011,810

			2,961,492

Commercial Services & Supplies – 0.1%
Fort Dearborn Co.
764,877	5.000	10/19/23	774,438

Consumer Cyclical Services – 0.1%
Monitronics International, Inc.
929,394	6.500	09/30/22	940,723

Consumer Products - Household & Leisure – 0.0%
Calceus Acquisition, Inc.
431,857	5.000	01/31/20	385,973

Energy – 0.3%
Chief Exploration & Development LLC
138,129	7.753	05/16/21	136,402
Drillships Ocean Ventures, Inc.
725,491	5.563	07/25/21	639,883
Energy Transfer Equity LP
165,796	4.137	12/02/19	166,237
Gulf Finance LLC
253,872	6.250	08/25/23	256,622
KCA Deutag US Finance LLC
1,262,343	6.250	05/15/20	1,202,381
Seadrill Partners Finco LLC
1,031,890	4.000	02/21/21	759,729

			3,161,254

Energy - Exploration & Production – 0.0%
Energy & Exploration Partners, Inc.
87,478	13.000	11/12/21	83,979
45,763	5.000	05/13/22	20,594
Murray Energy Corp.
512,957	8.250	04/16/20	486,027

			590,600

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Finance – 0.1%
New Millennium Holdco, Inc.
$211,425	7.500%	12/21/20	$ 105,360
Quality Care Properties, Inc.
902,215	6.250	10/31/22	921,955

			1,027,315

Gaming – 0.4%
Affinity Gaming LLC
599,954	0.000	09/14/24	605,204
Cowlitz Tribal Gaming Authority
1,145,386	11.500	12/04/21	1,228,427
Mashantucket (Western) Pequot Tribe
330,704	5.000	07/01/18	299,287
2,475,045	9.375	06/30/20	2,181,133

			4,314,051

Health Care - Medical Products – 0.3%
Carestream Health, Inc.
605,173	5.000	06/07/19	580,210
2,459,465	9.500	12/07/19	2,019,074
Endo Luxembourg Finance Co. I S.A.R.L.
1,168,137	3.813	09/26/22	1,164,247

			3,763,531

Health Care - Services – 0.5%
Air Medical Group Holdings, Inc.
290,954	4.250	04/28/22	289,802
Alliance Healthcare Services, Inc.
1,027,525	4.250	06/03/19	1,017,250
American Renal Holdings, Inc.
446,733	4.750	09/20/19	445,058
BioClinica, Inc.
445,056	5.250	10/20/23	448,950
BPA Laboratories, Inc.
160,673	0.000	04/29/20	72,303
Community Health Systems, Inc.
881,825	4.000	01/27/21	833,139
Ortho-Clinical Diagnostics, Inc.
1,727,176	4.750	06/30/21	1,713,497
U.S. Renal Care, Inc.
709,451	5.250	12/31/22	668,126

			5,488,125

Health Care Products – 0.0%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
113,287	4.250	06/08/20	110,341

Media - Broadcasting & Radio – 0.3%
AP NMT Acquisition BV
452,107	6.750	08/13/21	408,994
Cumulus Media Holdings, Inc.
1,411,602	4.250	12/23/20	923,809
EIG Investors Corp.
569,922	6.480	11/09/19	569,569
iHeart Communications, Inc.
234,313	7.528	01/30/19	194,042

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Media - Broadcasting & Radio – (continued)
ION Media Networks, Inc.
$1,000,369	4.500%	12/18/20	$ 1,005,371

			3,101,785

Media - Cable – 0.1%
Virgin Media Investment Holdings Ltd.
934,298	3.517	01/31/25	939,558

Media - Non Cable – 0.1%
Affinion Group, Inc.
848,300	6.750	04/30/18	844,975
210,000	8.500	10/31/18	203,437
Checkout Holding Corp.
164,000	4.500	04/09/21	143,910

			1,192,322

Metals & Mining – 0.0%
Fairmount Santrol, Inc.
260,000	4.500	09/05/19	253,581

Packaging – 0.1%
Expera Specialty Solutions LLC
906,613	5.750	11/03/23	910,012

Pharmaceuticals – 0.1%
Lantheus Medical Imaging, Inc.
845,851	7.000	06/30/22	845,851
Valeant Pharmaceuticals International, Inc.
507,074	5.500	04/01/22	509,041

			1,354,892

Property/Casualty Insurance – 0.0%
York Risk Services Holding Corp.
589,186	4.750	10/01/21	574,091

Real Estate – 0.1%
DTZ U.S. Borrower LLC
132,640	4.250	11/04/21	133,366
Empire Generating Co. LLC
1,291,840	5.290	03/14/21	1,285,381
102,765	5.290	03/14/21	102,251

			1,520,998

Restaurants – 0.1%
Red Lobster Management LLC
761,256	6.250	07/28/21	770,771

Retailers – 0.4%
Academy Ltd.
472,980	5.000	07/01/22	412,283
Claire’s Stores, Inc.
204,213	9.000	09/20/21	160,307
442,439	9.000	09/20/21	309,707
136,148	9.000	09/20/21	68,074
Container Store, Inc.
299,208	4.250	04/06/19	269,787
General Nutrition Centers, Inc.
410,000	3.280	03/04/19	358,922
Gymboree Corp.
2,302,133	5.000	02/23/18	1,132,557

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Retailers – (continued)
Hoffmaster Group, Inc.
$944,402	5.500%	11/21/23	$ 952,665
Wilton Brands LLC
557,491	7.500	08/30/18	540,766

			4,205,068

Services Cyclical - Business Services – 0.3%
Brickman Group Ltd.
864,872	4.000	12/18/20	867,821
Koosharem LLC
1,153,481	7.500	05/16/20	1,069,854
Tribune Publishing Co.
1,256,165	5.750	07/07/21	1,253,024
Weight Watchers International, Inc.
229,046	4.000	04/02/20	203,441

			3,394,140

Technology - Hardware – 0.0%
Diebold, Inc.
410,713	5.313	11/06/23	416,187

Technology - Software – 0.1%
Aricent Technologies Ltd.
1,320,407	5.500	04/14/21	1,307,533

Technology - Software/Services – 0.5%
BMC Software, Inc.
800,378	5.000	09/10/20	798,129
Conduent, Inc.
563,500	6.251	12/07/23	573,125
MModal Inc.
2,074,436	9.000	01/31/20	1,953,434
Optiv Security, Inc.
274,194	4.250	02/01/24	275,680
202,222	8.250	02/01/25	205,256
Syniverse Holdings, Inc.
274,316	4.000	04/23/19	246,062
1,691,551	4.039	04/23/19	1,519,232
Western Digital Corp.
214,920	4.526	04/29/23	216,532

			5,787,450

Telecommunication Services – 0.0%
Digicel International Finance Ltd.
390,441	4.338	03/31/19	384,584

Telecommunications - Internet & Data – 0.1%
Asurion LLC
579,921	4.028	07/08/20	584,874
1,120,000	8.500	03/03/21	1,135,400

			1,720,274

Textiles – 0.0%
Indra Holdings Corp.
635,308	5.289	05/01/21	413,795

Transportation – 0.1%
Syncreon Group Holdings B.V.
735,494	5.250	10/28/20	643,557

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Utilities – 0.2%
Longview Power LLC
$1,359,300	7.000%	04/13/21	$ 1,213,175
TEX Operations Co. LLC
247,873	5.000	08/04/23	248,959
1,086,829	5.000	08/04/23	1,091,590

			2,553,724

Wireless Telecommunications – 0.0%
Intelsat Jackson Holdings SA
400,000	3.750	06/30/19	393,452

TOTAL BANK LOANS (Cost $57,429,004)			$ 56,620,154

Asset-Backed Securities – 0.1%
Collateralized Loan Obligation(a)(c) – 0.0%
Battalion CLO IX Ltd. Series 15-9A, Class D
$255,000	4.923%	07/15/28	$ 251,663

Home Equity(a)(c) – 0.1%
ALM XIV Ltd. Series 14-14A, Class D
625,000	5.889	07/28/26	599,995

Other – 0.0%
EFIH Intercompany Claim
105,640	1.000	11/02/26	12,677

TOTAL ASSET-BACKED SECURITIES (Cost $866,482)			$ 864,335

Foreign Debt Obligations – 0.2%
Provincia de Buenos Aires(a)
$420,000	9.125%	03/16/24	$ 457,874
Republic of Argentina
960,000	6.875 (a)	01/26/27	950,400
720,000	2.260 (e)	12/31/38	458,571
860,000	2.260 (e)	12/31/38	540,775

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,329,089)			$ 2,407,620

Municipal Debt Obligations(b) – 0.4%
Puerto Rico – 0.2%
Puerto Rico Commonwealth GO Bonds (Unrefunded) (Balance-Public Improvement) Series A
$115,000	5.000%	07/01/33	$ 75,037
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
5,000	6.500	07/01/40	3,356
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
420,000	5.750	07/01/28	279,040
70,000	5.125	07/01/37	44,450
245,000	5.500	07/01/39	162,312
20,000	5.000	07/01/41	12,800

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(b) – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Series 2007 A
$5,000	5.250%	07/01/29	$ 3,288
5,000	5.250	07/01/33	3,288
85,000	5.250	07/01/37	55,887
Puerto Rico Commonwealth GO Bonds Series 2014 A
2,340,000	8.000	07/01/35	1,661,400
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series H
545,000	5.000	08/01/23	125,350

			2,426,208

Texas – 0.2%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
1,670,000	8.250	07/01/24	1,782,742

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,194,192)			$ 4,208,950

U.S. Treasury Obligation – 1.2%(g)
United States Treasury Note
$13,900,000	0.875%	05/15/17	$ 13,913,483
(Cost $13,911,792)

Shares	Description		Value
Preferred Stock – 0.0%
Energy – 0.0%
Te Holdcorp LLC/Te Holdcorp
35,662	0.000%		$ 267,467
(Cost $707,758)

Shares	Description	Expiration Date	Value
Rights* – 0.0%
Energy(j) – 0.0%
TCEH Corp.
138,462			$ 164,493

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment Operating Co., Inc.
225,290		03/30/26	—

TOTAL RIGHTS (Cost $204,051)			$ 164,493

Warrant* – 0.0%
Energy Equipment & Services – 0.0%
Seventy Seven Energy, Inc.
1,768		08/01/21	$ 38,896

Life Sciences Tools & Services – 0.0%
Lion Holdings, Inc. Series A
540		04/29/24	—
Lion Holdings, Inc. Series B
860		04/29/24	—

—

Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc.
3,926		04/21/20	—
SandRidge Energy, Inc.
1,740		10/04/22	3,480

Shares	Distribution Rate	Expiration Date	Value
Investment Company(k) – 2.3%
SandRidge Energy, Inc.
732		10/04/22	$ 2,269

			5,749

Semiconductors & Semiconductor Equipment – 0.0%
MModal, Inc. Warrant A
516		07/31/17	129
MModal, Inc. Warrant B
681		07/31/17	43

TOTAL WARRANT (Cost $74,993)			$ 44,817

Goldman Sachs Financial Square Government Fund - Institutional Shares
27,844,866		0.472%	$ 27,844,866
(Cost $27,844,866)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(l) – 46.0%
Repurchase Agreements – 46.0%
Joint Repurchase Agreement Account II
$ 550,800,000	0.553%	02/01/17	$ 550,800,000
(Cost $550,800,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 88.2% (Cost $1,031,746,904)			$1,056,652,791

Shares	Description		Value
Common Stocks Sold Short – (2.2)%
Aerospace & Defense – (0.2)%
11,704		Spirit AeroSystems Holdings, Inc. Class A	$ (702,825)
2,252		The Boeing Co.	(368,022)
3,928		TransDigm Group, Inc.	(850,019)

			(1,920,866)

Air Freight & Logistics – (0.1)%
10,430		C.H. Robinson Worldwide, Inc.	(793,306)

Auto Components – (0.1)%
33,008		The Goodyear Tire & Rubber Co.	(1,069,129)

Automobiles – (0.0)%
6,690		Ford Motor Co.	(82,688)

Banks – (0.0)%
30,870		Huntington Bancshares, Inc.	(417,671)

Beverages – (0.0)%
2,590		MGP Ingredients, Inc.	(109,790)

Chemicals – (0.0)%
7,630		H.B. Fuller Co.	(376,693)
1,328		The Dow Chemical Co.	(79,189)

			(455,882)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Commercial Services & Supplies – (0.0)%
1,510	Pitney Bowes, Inc.	$ (24,039)

Construction & Engineering* – (0.0)%
3,894	Dycom Industries, Inc.	(314,090)

Containers & Packaging – (0.0)%
10,994	Bemis Co., Inc.	(535,628)

Diversified Consumer Services* – (0.0)%
11,650	ServiceMaster Global Holdings, Inc.	(430,817)

Diversified Telecommunication Services – (0.1)%
19,350	Verizon Communications, Inc.	(948,344)

Electronic Equipment, Instruments & Components – (0.0)%
1,588	Amphenol Corp. Class A	(107,174)
799	Belden, Inc.	(61,100)

		(168,274)

Equity Real Estate Investment Trusts (REITs) – (0.1)%
5,126	DiamondRock Hospitality Co.	(57,770)
2,974	Host Hotels & Resorts, Inc.	(53,740)
3,886	LaSalle Hotel Properties	(117,241)
7,591	Sunstone Hotel Investors, Inc.	(111,739)
15,082	Ventas, Inc.	(930,107)

		(1,270,597)

Food & Staples Retailing – (0.1)%
21,586	The Kroger Co.	(733,060)
8,238	Walgreens Boots Alliance, Inc.	(675,022)

		(1,408,082)

Hotels, Restaurants & Leisure – (0.0)%
6,880	Marriott International, Inc. Class A	(582,048)

Household Durables – (0.1)%
16,874	Newell Brands, Inc.	(798,646)

Household Products – (0.2)%
7,172	Energizer Holdings, Inc.	(361,971)
19,564	The Procter & Gamble Co.	(1,713,806)

		(2,075,777)

Insurance – (0.1)%
1,097	CNA Financial Corp.	(45,690)
31,080	First American Financial Corp.	(1,167,986)

		(1,213,676)

Internet & Direct Marketing Retail – (0.0)%
1,002	Expedia, Inc.	(121,833)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Internet Software & Services – (0.2)%
88,600	Tencent Holdings Ltd.	$ (2,316,479)

Leisure Products – (0.1)%
15,200	Brunswick Corp.	(909,872)

Machinery – (0.2)%
7,042	Illinois Tool Works, Inc.	(895,743)
2,988	Joy Global, Inc.	(82,080)
5,160	Snap-on, Inc.	(936,695)

		(1,914,518)

Marine* – (0.0)%
549	Kirby Corp.	(35,383)

Media – (0.1)%
1,584	Meredith Corp.	(97,099)
12,470	Scripps Networks Interactive, Inc. Class A	(949,715)
13,525	Sirius XM Holdings, Inc.	(63,838)

		(1,110,652)

Multi-Utilities – (0.1)%
11,436	Consolidated Edison, Inc.	(850,267)
11,436	SCANA Corp.	(785,653)

		(1,635,920)

Semiconductors & Semiconductor Equipment – (0.1)%
19,226	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(594,276)

Software* – (0.1)%
16,228	Paycom Software, Inc.	(750,383)

Specialty Retail – (0.1)%
1,398	L Brands, Inc.	(84,174)
2,560	O’Reilly Automotive, Inc.*	(671,411)

		(755,585)

Technology Hardware, Storage & Peripherals* – (0.1)%
17,492	Electronics For Imaging, Inc.	(786,090)
7,000	Super Micro Computer, Inc.	(185,150)

		(971,240)

Textiles, Apparel & Luxury Goods – (0.0)%
3,508	VF Corp.	(180,592)

Trading Companies & Distributors – (0.0)%
108	W.W. Grainger, Inc.	(27,278)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(25,506,243))		$ (25,943,361)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds Sold Short – (1.4)%
8,210	iShares Core S&P U.S. Growth ETF	$ (362,964)
15,272	iShares Russell 2000 ETF	(2,065,233)
690	iShares Russell 2000 Growth Index Fund	(107,806)
2,070	iShares US Real Estate ETF	(159,473)
49,874	Real Estate Select Sector SPDR Fund	(1,531,630)
40,227	SPDR S&P 500 ETF Trust	(9,152,849)
5,164	SPDR S&P MidCap 400 Trust Fund	(1,583,799)
36,010	SPDR S&P Retail ETF	(1,555,632)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(15,930,922))		$ (16,519,386)

TOTAL SECURITIES SOLD SHORT – (3.6)% (Cost $(41,437,165))		$ (42,462,747)

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.4%		184,137,728

NET ASSETS – 100.0%		$1,198,327,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $108,832,069, which represents approximately 9.1% of net assets as of January 31, 2017.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(d)	Security is currently in default and/or non-income producing.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2017.

(f)	Pay-in-kind securities.

(g)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $19,175,482, which represents approximately 1.6% of net assets as of January 31, 2017.

(h)	A portion of this security is pledged as collateral for initial margin requirements on over the counter swap transactions. Total market value pledged as collateral amounts to $3,312,755, which represents approximately 0.3% of net assets as of January 31, 2017.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Expiration date occurs on payment date.

(k)	Represents an affiliated fund.

(l)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
GO	— General Obligation
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2017, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Energy & Exploration Partners, Inc.	$31,571	$30,308	$(1,263)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	50,942,000	USD	38,242,131	$38,591,986	03/17/17	$349,853
	CAD	33,588,000	USD	25,541,104	25,824,333	03/17/17	283,231
	CHF	10,347,000	USD	10,263,755	10,483,932	03/17/17	220,175
	EUR	4,376,000	USD	4,638,725	4,733,555	03/17/17	94,829
	GBP	7,930,000	USD	9,823,618	9,986,297	03/17/17	162,680
	JPY	1,120,322,000	USD	9,648,302	9,939,075	03/17/17	290,775
	MXN	2,558,000	USD	120,025	121,854	03/17/17	1,829
	NZD	15,275,000	USD	10,962,650	11,191,494	03/17/17	228,847
	USD	16,706,993	GBP	13,145,000	16,553,577	03/17/17	153,415
	USD	5,675,641	MXN	115,841,000	5,518,280	03/17/17	157,361
Barclays Bank PLC	EUR	978,000	USD	1,036,255	1,057,784	03/15/17	21,530
JPMorgan Securities, Inc.	AUD	24,733,760	USD	18,091,718	18,738,419	03/15/17	646,710
	CAD	110,655,593	USD	83,559,569	85,076,167	03/15/17	1,516,597
	EUR	63,579,549	USD	67,250,072	68,766,294	03/15/17	1,516,231
	GBP	53,471,711	USD	65,829,057	67,332,869	03/15/17	1,503,810
	JPY	10,322,232,748	USD	89,700,749	91,564,740	03/15/17	1,863,994
	NOK	407,357,230	USD	47,388,313	49,406,193	03/15/17	2,017,875
	NZD	27,956,947	USD	19,926,483	20,484,472	03/15/17	557,985
	SEK	20,924,215	USD	2,341,341	2,397,376	03/15/17	56,034
	USD	19,738,924	GBP	15,556,714	19,589,387	03/15/17	149,536
Morgan Stanley & Co. International PLC	CHF	244,000	USD	242,169	247,193	03/15/17	5,024
	EUR	642,000	USD	686,666	694,373	03/15/17	7,707
	SEK	5,637,000	USD	620,517	645,855	03/15/17	25,338
Nomura Holdings, Inc.	CNY	28,829,500	USD	4,150,000	4,185,772	02/28/17	35,772
	RUB	66,790,900	USD	1,102,291	1,109,362	02/09/17	7,071

TOTAL							$11,874,209

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	GBP	1,261,000	USD	1,591,335	$1,587,985	03/17/17	$(3,352)
	MXN	312,000	USD	15,002	14,863	03/17/17	(141)
	USD	17,120,761	AUD	23,677,000	17,936,917	03/17/17	(816,166)
	USD	24,471,679	CAD	32,255,000	24,799,451	03/17/17	(327,771)
	USD	13,743,698	CHF	13,803,000	13,985,666	03/17/17	(241,970)
	USD	13,419,964	EUR	12,545,000	13,570,031	03/17/17	(150,069)
	USD	5,107,937	GBP	4,157,000	5,234,935	03/17/17	(127,000)
	USD	16,471,673	JPY	1,900,965,000	16,864,648	03/17/17	(392,972)
	USD	33,197	MXN	723,000	34,442	03/17/17	(1,244)
	USD	2,722,421	NZD	3,915,000	2,868,392	03/17/17	(145,973)
Barclays Bank PLC	USD	2,200,882	EUR	2,070,000	2,238,869	03/15/17	(37,987)
Citibank NA (London)	USD	259,363	BRL	839,352	264,326	03/02/17	(4,962)
Commonwealth Bank of Australia	CNY	1,032,000	USD	150,000	149,837	02/28/17	(163)
Deutsche Bank AG (London)	RUB	77,973,000	USD	1,300,000	1,292,506	02/28/17	(7,494)
	USD	200,000	RUB	12,190,000	202,470	02/09/17	(2,470)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

HSBC Bank PLC	USD	1,500,000	RUB	92,445,000	$1,535,463	02/09/17	$(35,463)
JPMorgan Securities, Inc.	GBP	383,369	USD	482,778	482,747	03/15/17	(31)
	USD	30,789,956	AUD	41,271,037	31,267,142	03/15/17	(477,194)
	USD	48,637,663	CAD	64,566,684	49,641,286	03/15/17	(1,003,626)
	USD	105,814,398	EUR	99,466,038	107,580,365	03/15/17	(1,765,972)
	USD	64,917,783	GBP	52,646,135	66,293,284	03/15/17	(1,375,487)
	USD	51,842,153	JPY	5,967,678,490	52,937,087	03/15/17	(1,094,935)
	USD	9,541,898	NOK	81,863,893	9,928,836	03/15/17	(386,937)
	USD	26,512,270	NZD	37,422,226	27,419,823	03/15/17	(907,546)
	USD	65,137,956	SEK	592,397,550	67,873,464	03/15/17	(2,735,504)
Morgan Stanley & Co. International PLC	EUR	103,000	USD	111,643	111,403	03/15/17	(241)
	USD	2,277,530	CHF	2,312,000	2,342,251	03/15/17	(64,721)
	USD	2,393,384	EUR	2,220,000	2,401,106	03/15/17	(7,721)
Nomura Holdings, Inc.	CNY	1,377,500	USD	200,000	200,000	02/28/17	—
	USD	12,500,000	CNY	87,155,300	12,654,127	02/28/17	(154,127)
Standard Chartered Bank	RUB	37,844,100	USD	630,000	628,571	02/09/17	(1,429)
	USD	11,010,097	CNY	76,869,605	11,160,741	02/28/17	(150,644)
	USD	1,300,000	RUB	78,533,000	1,301,789	02/28/17	(1,789)

TOTAL							$(12,423,101)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Exchanges Index	(35)	February 2017	$(3,588,581)	$47,038
Australia 10 Year Treasury Bonds	(687)	March 2017	(66,845,077)	(568,495)
Australian 3 Year Government Bonds	(239)	March 2017	(20,266,056)	(59,356)
Australian Dollar	(2)	March 2017	(151,560)	(4,565)
Bank Accept Index	(136)	June 2017	(25,872,661)	(7,869)
Brent Crude	26	February 2017	1,445,080	17,643
British Pound	(3)	March 2017	(236,081)	(1,432)
CAC40 Index	(149)	February 2017	(7,636,138)	156,030
CAC40 Index	68	February 2017	3,484,949	(69,119)
Canada 10 Year Government Bonds	41	March 2017	4,330,482	(53,958)
Canada 10 Year Government Bonds	(445)	March 2017	(47,001,575)	193,919
Cocoa	(76)	March 2017	(1,611,950)	254,556
Coffee	17	May 2017	969,000	(9,903)
Copper	74	March 2017	11,080,113	563,087
Copper	(12)	March 2017	(1,796,775)	(48,411)
Corn	149	March 2017	2,680,138	(54,484)
Cotton No.2	27	May 2017	1,020,600	24,185
Crude Oil	150	February 2017	7,921,500	(83,995)
DAX Index	88	March 2017	27,465,712	(19,324)
DJIA E-Mini Index	387	March 2017	38,297,520	238,790
Euro FX	1	March 2017	135,263	1,208
Euro Stoxx 50 Index	117	March 2017	4,084,590	(77,067)
Euro Stoxx 50 Index	(139)	March 2017	(4,852,632)	68,658
Eurodollars	(1,318)	December 2017	(324,557,500)	(263,630)
Eurodollars	(602)	June 2018	(147,873,775)	156,933
FTSE 100 Index	(115)	March 2017	(10,192,719)	69,940
FTSE 100 Index	205	March 2017	18,169,630	28,176
FTSE/MIB Index	(37)	March 2017	(3,709,167)	165,336
Gasoline RBOB	55	February 2017	3,580,731	(244,202)
Gold 100 Oz	17	February 2017	2,059,380	(3,614)
Gold 100 Oz	(67)	April 2017	(8,116,380)	397
Hard Red Winter Wheat	(59)	March 2017	(1,267,025)	(6,102)
Japan 10 Year Government Bonds	13	March 2017	17,256,576	(40,498)
Japanese Yen	(24)	March 2017	(2,664,900)	4,266
Low Sulphur Gas Oil	56	March 2017	2,787,400	8,268
MSCI Singapore Index	(30)	February 2017	(717,884)	2,266
NASDAQ 100 E-Mini Index	217	March 2017	22,189,335	350,149
Natural Gas	67	February 2017	2,088,390	(110,484)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Nikkei 225 Index	68	March 2017	$11,430,697	$(79,974)
NY Harbor ULSD	34	February 2017	2,328,782	(114,844)
OMXS 30 Index	243	February 2017	4,271,967	84,624
Primary Aluminum	110	March 2017	4,989,875	234,748
Primary Aluminum	(4)	March 2017	(181,450)	(6,135)
Russell 2000 Mini Index	205	March 2017	13,934,875	(51,462)
S&P 500 E-Mini Index	117	March 2017	13,305,825	93,976
S&P 500 E-Mini Index	(250)	March 2017	(28,431,250)	48,274
S&P 500 E-Mini Index	(35)	June 2017	(8,914,027)	(1,076)
S&P Toronto Stock Exchange 60 Index	108	March 2017	15,062,317	9,020
Silver	21	March 2017	1,842,015	40,155
Soybean	79	March 2017	4,046,775	(45,394)
Soybean Meal	46	March 2017	1,539,160	(66,746)
Soybean Oil	56	March 2017	1,137,360	(76,068)
SPI 200 Index	(63)	March 2017	(6,635,338)	72,664
Sugar No. 11	76	April 2017	1,741,555	1,665
Topix Index	248	March 2017	33,319,989	(445,252)
U.S. Dollar Index Future	59	March 2017	5,869,379	(132,742)
Wheat	(78)	March 2017	(1,640,925)	21,983
Zinc	(22)	March 2017	(1,570,800)	(162,723)
Zinc	83	March 2017	5,926,200	517,571
30 Day Federal Funds	(66)	March 2017	(27,312,435)	(2,846)
3 Month Bank Bills	2	June 2017	1,510,172	(111)
3 Month Euribor Interest Rate	(334)	December 2017	(90,363,576)	5,512
3 Month Euribor Interest Rate	(303)	June 2018	(81,927,474)	32,380
3 Month Euroyen Future	(5)	June 2017	(1,106,357)	(62)
3 Month Sterling Interest Rate	(275)	December 2017	(43,005,886)	22,655
3 Month Sterling Interest Rate	(455)	June 2018	(71,055,024)	3,807
5 Year German Euro-Bobl	318	March 2017	45,635,766	47,018
5 Year German Euro-Bobl	(662)	March 2017	(95,002,758)	(351,197)
10 Year German Euro-Bund	(157)	March 2017	(27,478,029)	98,365
2 Year German Euro-Schatz	318	March 2017	38,524,702	11,665
2 Year German Euro-Schatz	(1,277)	March 2017	(154,704,541)	(46,399)
10 Year Mini Japanese Government Bonds	13	March 2017	1,724,852	(4,098)
10 Year U.K. Long Gilt	340	March 2017	52,981,647	6,577
2 Year U.S. Treasury Notes	(1,284)	March 2017	(278,367,189)	(252,971)
5 Year U.S. Treasury Notes	(398)	March 2017	(46,911,141)	(17,045)
10 Year U.S Treasury Notes	863	March 2017	107,416,531	136,744
10 Year U.S. Treasury Notes	(129)	March 2017	(16,056,469)	(43,780)
20 Year U.S. Treasury Bonds	139	March 2017	20,967,281	(94,970)
20 Year U.S. Treasury Bonds	(103)	March 2017	(15,536,906)	(10,449)

TOTAL				$107,396

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	Macy’s, Inc., 7.450%, 07/15/17	$95	(1.000)%	06/20/21	1.950%	$5,725	$(2,129)
Barclays Bank PLC	Nordstrom, Inc., 6.950%, 03/15/28	1,365	(1.000)	12/20/20	1.170	16,502	(9,469)
	Macy’s, Inc., 7.450%, 07/15/17	55	(1.000)	06/20/21	1.950	3,365	(1,283)
	Nordstrom, Inc., 6.950%, 03/15/28	610	(1.000)	12/20/21	1.683	20,680	(2,403)
	NYSE Archa Exchange Gold BUGS Index	390	(1.000)	12/20/21	2.248	19,848	1,587
JPMorgan Securities, Inc.	Macy’s, Inc., 7.450%, 07/15/17	1,285	(1.000)	12/20/20	1.568	64,229	(38,761)
	Nordstrom, Inc., 6.950%, 03/15/28	555	(1.000)	12/20/20	1.170	10,843	(7,983)
	Nordstrom, Inc., 6.950%, 03/15/28	265	(1.000)	06/20/21	1.457	7,477	(2,757)
	Macy’s, Inc., 7.450%, 07/15/17	60	(1.000)	06/20/21	1.950	3,178	(907)

TOTAL						$151,847	$(64,105)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	$83		Abertis Infraestructuras SA	7/2/18 - 2/4/19	$—	$6,203
	7		Acacia Communications Inc	10/31/18	—	8,868
	41		Acadia Healthcare Co Inc	7/2/18 - 12/17/18	—	(15,405)
	9		ACADIA Pharmaceuticals Inc	6/29/18 - 10/19/18	—	(41,979)
	952		Accenture PLC+	12/31/99	—	55,895
	46		Acom Co Ltd	11/19/18	—	567
	112		ACS Actividades de Construccion y Servicios SA	7/6/18 - 1/24/19	—	(51,068)
	8		Acuity Brands Inc	7/2/18 - 11/13/18	—	23,811
	61		Admiral Group PLC	6/29/18 - 12/17/18	—	(53,217)
	2		Advance Auto Parts Inc	11/7/18	—	14,276
	11		Advanced Micro Devices Inc	1/9/19	—	9,562
	65		AGL Energy Ltd	8/7/18 - 12/17/18	—	49,026
	6		Airbus Group SE	9/27/18	—	6,244
	60		Akorn Inc	6/29/18 - 9/4/18	—	(153,587)
	22		Akzo Nobel NV	6/29/18 - 12/24/18	—	95,045
	5		Albemarle Corp	9/27/18 - 12/17/18	—	3,278
	32		Alcoa Corp	11/23/18 - 12/24/18	—	145,063
	16		Alfresa Holdings Corp	7/27/18 - 9/4/18	—	(5,090)
	1		Allergan PLC	2/4/19	—	7,059
	18		Ally Financial Inc	9/4/18 - 10/19/18	—	20,583
	6		Alnylam Pharmaceuticals Inc	11/19/18	—	8,015
	—	*	Alphabet Inc	8/9/18	—	5,308
	1,152		Alumina Ltd	7/16/18 - 9/14/18	—	(136,801)
	—	*	Amazon.com Inc	10/31/18 - 11/19/18	—	11,184
	35		Amcor Ltd/Australia	9/4/18 - 10/19/18	—	13,377
	2		AMERCO	2/4/19	—	3,296
	96		American Eagle Outfitters Inc	7/16/18 - 8/9/18	—	(707)
	1		Ameriprise Financial Inc	1/9/19	—	(3,930)
	5		ANDRITZ AG	6/29/18 - 7/16/18	—	8,274
	39		Anglo American PLC	10/31/18 - 12/17/18	—	41,467
	6		Anthem Inc	12/14/18	—	39,594
	38		Antofagasta PLC	7/5/18 - 10/19/18	—	(63,771)
	—	*	Aon PLC	9/14/18 + 12/24/18	—	1,685
	2		Apple Inc	12/24/18	—	3,036
	30		Aqua America Inc	10/9/18 - 2/4/19	—	(10,858)
	151		ArcelorMittal	7/26/18 - 1/10/19	—	26,028
	19		Aristocrat Leisure Ltd	6/29/18 - 7/26/18	—	(4,005)
	198		Asahi Glass Co Ltd	7/2/18 - 10/22/18	—	66,852
	10		Aspen Technology Inc	2/4/19	—	4,829
	21		Assa Abloy AB	8/9/18 - 10/19/18	—	(10,508)
	1		Associated British Foods PLC	10/19/18	—	7,971
	29		Astellas Pharma Inc	7/2/18 - 9/6/18	—	(27,680)
	9		AT&T Inc	6/29/18 - 8/9/18	—	18,706
	18		Atco Ltd/Canada	10/9/18	—	28,542
	109		Aurizon Holdings Ltd	10/9/18 - 2/4/19	—	(13,317)
	33		AutoNation Inc	12/14/18	—	(939)
	14		B&G Foods Inc	1/23/19	—	18,101
	164		B&M European Value Retail SA	1/10/19	—	16,314
	116		Banco BPM SpA	1/23/19	—	16,414
	296		Banco Popular Espanol SA	8/10/18 - 10/19/18	—	(10,308)
	56		Banco Santander SA	7/2/18 - 11/14/18	—	(6,414)
	50		Bandai Namco Holdings Inc	8/13/18 - 12/6/18	—	(25,221)
	338		Bank Leumi Le-Israel BM	6/29/18 - 12/17/18	—	(21,638)
	78		Bank of Kyoto Ltd/The	12/19/18	—	17,597

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	$31		Bank of the Ozarks Inc	10/9/18 - 2/4/19	$—	$(31,382)
	152		Barratt Developments PLC	1/10/19 - 1/23/19	—	(29,336)
	261		BBA Aviation PLC	10/9/18 - 11/13/18	—	(8,720)
	12		Belden Inc	2/4/19	—	8,298
	10		Bendigo & Adelaide Bank Ltd	12/17/18	—	(3,989)
	7		Berkeley Group Holdings PLC	10/9/18 - 12/24/18	—	(37)
	13		Bezeq The Israeli Telecommunication Corp Ltd	8/10/18	—	(1,268)
	35		BHP Billiton Ltd	6/29/18 - 12/24/18	—	(19,391)
	48		BHP Billiton PLC	11/23/18 - 12/17/18	—	(24,583)
	12		BillerudKorsnas AB	9/14/18 - 9/27/18	—	2,598
	1		Biogen Inc	6/29/18 - 9/27/18	—	(13,693)
	21		Blackbaud Inc	6/29/18 - 12/17/18	—	59,228
	863		Bombardier Inc	7/5/18 - 10/19/18	—	37,455
	122		Booker Group PLC	11/23/18 - 1/10/19	—	(36,133)
	63		Brambles Ltd	7/26/18 - 9/14/18	—	(95,759)
	19		Bridgestone Corp	1/24/19 - 2/4/19	—	20,618
	10		Broadcom Ltd	6/29/18 - 8/9/18	—	(195,951)
	5		Brown & Brown Inc	2/4/19	—	1,499
	73		Bruker Corp	7/6/18 - 9/27/18	—	70,302
	4		Brunswick Corp/DE	2/4/19	—	4,677
	121		BTG PLC	6/29/18 - 8/17/18	—	(64,125)
	2		Burlington Stores Inc	1/23/19	—	(1,104)
	28		Cabot Corp	8/6/18 - 1/9/19	—	70,077
	11		CACI International Inc	12/5/18 - 12/24/18	—	(13,316)
	50		Cadence Design Systems Inc	6/29/18 - 1/10/19	—	(4,629)
	3		CaixaBank SA	12/17/18	—	(563)
	59		Callon Petroleum Co	12/24/18 - 1/10/19	—	11,286
	49		Caltex Australia Ltd	11/23/18	—	(38,599)
	—	*	Canadian Pacific Railway Ltd	10/19/18 - 12/24/18	—	2,125
	180		Capita PLC	7/16/18 - 10/19/18	—	8,259
	10		Cargotec Oyj	8/17/18 - 2/4/19	—	34,570
	26		CarMax Inc	6/29/18 - 12/24/18	—	4,607
	620		Caterpillar Inc+	12/31/99	—	(10,622)
	53		Centennial Resource Development Inc/DE	12/17/18	—	17,428
	8		Central Japan Railway Co	7/2/18 - 2/4/19	—	(54,396)
	176		Centrica PLC	6/29/18 - 10/19/18	—	8,247
	7		CenturyLink Inc	6/29/18 - 10/19/18	—	4,382
	28		CF Industries Holdings Inc	7/2/18 - 10/31/18	—	(30,703)
	7		CGI Group Inc	8/9/18	—	(8,348)
	43		Challenger Ltd/Australia	12/5/18	—	1,774
	10		Charles River Laboratories International Inc	6/29/18 - 11/13/18	—	7,657
	6		Charter Communications Inc	6/29/18 - 8/9/18	—	(157,394)
	1		Check Point Software Technologies Ltd	2/4/19	—	508
	18		Chemical Financial Corp	9/14/18 - 10/9/18	—	66,626
	53		Chemours Co/The	11/19/18 + 1/10/19	—	97,056
	42		Cheniere Energy Inc	6/29/18 - 11/13/18	—	(180,554)
	135		Chesapeake Energy Corp	7/26/18	—	(64,022)
	2		Chevron Corp	7/6/18 - 12/24/18	—	(7,279)
	3		Chipotle Mexican Grill Inc	7/26/18 - 11/13/18	—	(25,993)
	—	*	Chocoladefabriken Lindt & Spruengli AG	6/29/18 - 12/17/18	—	(82,381)
	9		Chr Hansen Holding A/S	7/16/18 - 12/5/18	—	(16,794)
	35		Chugai Pharmaceutical Co Ltd	8/8/18 - 12/6/18	—	43,061
	4		Cie Financiere Richemont SA	11/19/18	—	(4,942)
	5		Ciena Corp	2/4/19	—	413
	2		Cigna Corp	12/14/18	—	3,670
	14		Cirrus Logic Inc	11/13/18 - 1/10/19	—	38,628
	26		CLP Holdings Ltd	6/29/18	—	3,005
	25		CNA Financial Corp	10/9/18 - 1/10/19	—	22,047
	29		CNH Industrial NV	7/5/18	—	243

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	$376		Cobham PLC	8/6/18 - 10/9/18	$—	$(11,939)
	89		Coca-Cola Amatil Ltd	8/9/18 - 12/24/18	—	(3,814)
	28		Coca-Cola European Partners PLC	7/26/18 - 2/4/19	—	(40,573)
	66		Coca-Cola HBC AG	6/29/18 - 12/17/18	—	56,958
	47		Coca-Cola West Co Ltd	7/2/18 - 7/27/18	—	15,889
	9		Cochlear Ltd	7/16/18 - 9/27/18	—	7,561
	4		Cognex Corp	2/4/19	—	(4,158)
	2		Coloplast A/S	1/9/19	—	6,523
	3		Comcast Corp	6/29/18 - 7/2/18	—	11,835
	124		ComfortDelGro Corp Ltd	12/19/18 - 1/11/19	—	(6,385)
	30		Conduent Inc	1/7/19	—	48,974
	8		Consol Energy Inc	12/14/18	—	(11,347)
	4		Constellation Software Inc/Canada	6/29/18 - 12/17/18	—	20,234
	1,005		Consumer Discretionary Select Sector SPDR	12/31/99	—	(28,677)
	1,122		Consumer Staples Select Sector SPDR	12/31/99	—	(26,733)
	12		Core Laboratories NV	6/29/18 - 10/31/18	—	76,088
	92		Coty Inc	10/19/18 - 1/10/19	—	(56,498)
	3,068		Countryside Refurb Ltd^	03/20/17	—	(97,146)
	10		Crane Co	12/14/18	—	(5,808)
	2		Credit Acceptance Corp	10/19/18 - 12/24/18	—	14,336
	65		Credit Suisse Group AG	1/10/19	—	21,622
	82		Crescent Point Energy Corp	6/29/18 - 1/10/19	—	(92,968)
	9		CSRA Inc	7/2/18 - 11/13/18	—	19,259
	15		Curtiss-Wright Corp	6/29/18 - 10/19/18	—	1,505
	2		CyberAgent Inc	8/10/18 - 10/3/18	—	(1,281)
	217		CYBG PLC	11/13/18 - 11/23/18	—	(2,141)
	152		Cypress Semiconductor Corp	7/27/18 - 12/17/18	—	(18,345)
	6		DexCom Inc	2/4/19	—	(5,217)
	10		Diamondback Energy Inc	12/5/18 - 1/10/19	—	(12,570)
	4		DiaSorin SpA	7/5/18	—	(5,849)
	5		DIC Corp	12/19/18	—	1,040
	24		Dick’s Sporting Goods Inc	6/29/18 - 12/17/18	—	(60,096)
	1		Dick’s Sporting Goods Inc	12/14/18	—	481
	307		Dixons Carphone PLC	11/13/18 - 12/17/18	—	(67,848)
	—	*	DKSH Holding AG	8/6/18	—	(878)
	5		Dolby Laboratories Inc	2/4/19	—	708
	24		Domino’s Pizza Enterprises Ltd	6/29/18 - 12/24/18	—	96,664
	—	*	dorma+kaba Holding AG	9/14/18 - 10/19/18	—	10,178
	13		DST Systems Inc	10/31/18 - 12/17/18	—	58,024
	31		DSV A/S	6/29/18 - 12/27/18	—	(59,317)
	30		easyJet PLC	10/31/18 - 12/5/18	—	21,595
	56		Edenred	6/29/18 - 10/19/18	—	(30,074)
	1,157		Electrolux AB	12/31/99	—	(70,054)
	58		Electrolux AB	7/26/18 - 12/17/18	—	76,299
	185		Element Financial Corp	6/29/18 - 12/5/18	—	(32,117)
	19		EMCOR Group Inc	7/16/18 - 10/31/18	—	33,836
	22		Empire Co Ltd	1/10/19	—	(13,989)
	63		Endo International PLC	10/19/18 - 11/19/18	—	(111,089)
	19		Energen Corp	9/27/18 - 10/19/18	—	(72,451)
	6		EnLink Midstream LLC	2/4/19	—	(1,681)
	66		Ensco PLC	12/17/18 - 12/24/18	—	(57,929)
	1		Envision Healthcare Corp	2/4/19	—	(873)
	2		EPAM Systems Inc	2/4/19	—	369
	7		Equifax Inc	6/29/18 - 11/13/18	—	21,308
	33		Erste Group Bank AG	6/29/18 - 7/26/18	—	(5,980)
	25		Eurazeo SA	9/27/18 - 12/17/18	—	(33,856)
	2		Eurofins Scientific SE	9/27/18 - 12/17/18	—	(26,697)
	5		Evercore Partners Inc	2/4/19	—	3,488
	63		Evraz PLC	1/23/19	—	614
	15		Exelixis Inc	9/27/18	—	(1,786)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	$4		Exxon Mobil Corp	7/6/18 - 8/9/18	$—	$(12,980)
	14		F5 Networks Inc	6/29/18 - 10/19/18	—	(137,889)
	6		FactSet Research Systems Inc	10/19/18 - 2/4/19	—	(18,874)
	2		Fairfax Financial Holdings Ltd	11/13/18 - 2/4/19	—	23,045
	2		FANUC Corp	7/2/18 - 2/4/19	—	(48,443)
	39		Ferrovial SA	7/2/18 - 2/4/19	—	35,489
	46		Fingerprint Cards AB	6/29/18 - 10/31/18	—	(30,476)
	5		Finisar Corp	2/4/19	—	956
	56		Finning International Inc	9/14/18 - 11/19/18	—	33,819
	5		First Citizens BancShares Inc/NC	10/9/18 - 11/13/18	—	34,081
	30		First Financial Bankshares Inc	1/10/19	—	55,949
	70		First Horizon National Corp	12/5/18 - 12/24/18	—	(41,392)
	19		Fisher & Paykel Healthcare Corp Ltd	11/15/18	—	1,946
	12		FleetCor Technologies Inc	6/29/18 - 12/17/18	—	12,189
	20		Flowserve Corp	12/17/18 - 12/24/18	—	14,832
	169		Fortescue Metals Group Ltd	9/4/18 - 2/4/19	—	59,893
	28		Fortum OYJ	7/26/18 - 9/4/18	—	(5,652)
	6		Frank’s International NV	7/26/18	—	3,263
	13		Freeport-McMoRan Inc	12/17/18 - 1/10/19	—	(10,355)
	11		Fresh Del Monte Produce Inc	11/13/18	—	(42,530)
	—	*	Fresnillo PLC	1/9/19	—	(385)
	297		Frontier Communications Corp	6/29/18 - 2/4/19	—	13,729
	191		Fuji Electric Co Ltd	7/17/18 - 9/28/18	—	123,211
	268		Fujitsu Ltd	7/2/18 - 7/27/18	—	(12,583)
	1		Galenica AG	7/16/18 - 12/17/18	—	(38,757)
	13		Gap Inc/The	6/29/18 - 11/13/18	—	(5,736)
	—	*	Georg Fischer AG	7/16/18 - 12/17/18	—	(2,065)
	—	*	George Weston Ltd	6/29/18 - 10/31/18	—	(514)
	21		GlaxoSmithKline PLC	7/5/18 - 8/9/18	—	(1,772)
	13		Global Payments Inc	8/9/18 - 11/13/18	—	12,391
	11		GN Store Nord A/S	10/31/18 - 11/19/18	—	12,695
	16		Greif Inc	11/23/18 - 2/4/19	—	60,497
	76		Groupe Eurotunnel SE	12/17/18	—	37,893
	1		GrubHub Inc	2/4/19	—	(103)
	12		Guidewire Software Inc	1/10/19	—	(6,017)
	29		H Lundbeck A/S	6/29/18 - 11/13/18	—	17,334

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

				Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	$21	Halliburton Co	11/23/18 - 12/24/18	$—	$(24,341)
	121	Halma PLC	6/29/18 - 12/17/18	—	(10,440)
	51	Hamamatsu Photonics KK	7/2/18 - 1/15/19	—	(68,809)
	60	Hanesbrands Inc	1/10/19	—	(107,084)
	90	Hargreaves Lansdown PLC	7/26/18 - 10/31/18	—	(132,313)
	4	Hawaiian Holdings Inc	12/24/18	—	(24,395)
	424	Health Care Select Sector SPDR Fund~	12/31/99	—	(7,076)
	538	Healthscope Ltd	6/29/18 - 9/27/18	—	48,758
	6	Heineken Holding NV	7/5/18 - 10/31/18	—	1,878
	5	Heineken NV	6/29/18 - 7/26/18	—	638
	12	Helmerich & Payne Inc	12/17/18 - 2/4/19	—	54,055
	14	Hennes & Mauritz AB	6/29/18 - 8/9/18	—	14,717
	2	Hikari Tsushin Inc	12/6/18	—	9,287
	46	Hitachi Chemical Co Ltd	7/2/18 - 8/8/18	—	129,268
	213	Hitachi Ltd	7/2/18 - 12/27/18	—	3,002
	2	Home BancShares Inc/AR	8/17/18 - 12/17/18	—	1,121
	28	Hon Hai Precision Industry Co Ltd	12/14/18	—	643
	14	Horizon Pharma Plc	12/5/18	—	(13,127)
	11	Hoshizaki Electric Co Ltd	7/2/18 - 8/20/18	—	9,601
	10	Hoya Corp	8/10/18 - 9/6/18	—	13,477
	56	HRG Group Inc	12/5/18 - 1/10/19	—	65,873
	15	Huntsman Corp	10/31/18 - 11/19/18	—	6,515
	22	Husky Energy Inc	11/19/18	—	14,972
	2,290	iBoxx USD Liquid High Yield Index^	03/20/17	—	(63,003)
	5	Iliad SA	6/29/18 - 12/17/18	—	(88,440)
	5	Illumina Inc	6/29/18 - 11/23/18	—	2,880
	147	Inchcape PLC	7/16/18 - 1/10/19	—	31,309
	564	Incitec Pivot Ltd	6/29/18 - 11/13/18	—	(112,708)
	3	Incyte Corp	6/29/18 - 8/20/18	—	15,784
	10	Industria de Diseno Textil SA	1/10/19	—	7,111

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$12	Industrial Alliance Insurance & Financial Services Inc	7/16/18	$—	$3,617
		1,202	Industrial Select Sector SPDR Fund	12/31/99	—	(20,870)
		1	Interactive Brokers Group Inc	2/4/19	—	(717)
		10	InterDigital Inc/PA	2/4/19	—	7,790
		57	International Game Technology PLC	7/26/18 - 8/6/18	—	(36,065)
		164	Investec PLC	6/29/18 - 12/17/18	—	39,784
		41	ISS A/S	6/29/18 - 12/17/18	—	58,354
		22	Isuzu Motors Ltd	12/19/18 - 2/4/19	—	(10,482)
		40	Jabil Circuit Inc	2/4/19	—	9,666
		1	Japan Airlines Co Ltd	9/18/18	—	1,306
		38	Japan Airport Terminal Co Ltd	7/17/18 - 12/19/18	—	22,887
		53	Japan Exchange Group Inc	12/6/18 - 1/24/19	—	22,206
		50	Japan Post Bank Co Ltd	11/26/18 - 12/27/18	—	(3,606)
	JPY	24,507	Japan Tobacco Inc	12/14/18	—	13,953
		$4	Jardine Strategic Holdings Ltd	7/2/18 - 7/5/18	—	5,965
		50	JCDecaux SA	8/6/18 - 12/17/18	—	(99,612)
		116	JD Sports Fashion PLC	11/28/18	—	10,489
		85	Jeronimo Martins SGPS SA	6/29/18 - 10/31/18	—	(16,881)
		42	Jetblue Airways Corp	12/14/18	—	(91,019)
		65	JetBlue Airways Corp	6/29/18 - 12/24/18	—	(206,837)
		74	JGC Corp	12/6/18 - 1/15/19	—	53,066
		24	John Wiley & Sons Inc	7/16/18 - 10/9/18	—	(51,157)
		126	John Wood Group PLC	10/31/18 - 1/10/19	—	(23,169)
		3	Johnson & Johnson	11/7/18	—	4,391
		3	Johnson Matthey PLC	6/29/18 - 7/26/18	—	13,116
		44	JTEKT Corp	7/17/18 - 2/4/19	—	1,864
		28	Julius Baer Group Ltd	8/6/18 - 11/13/18	—	1,251
		258	Just Eat PLC	6/29/18 - 10/31/18	—	(80,072)
		4	Jyske Bank A/S	11/23/18 - 12/17/18	—	(18,054)
		9	Kakaku.com Inc	1/24/19	—	9,138

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$5	Kaken Pharmaceutical Co Ltd	7/2/18 - 11/1/18	$—	$(18,594)
		95	Kansai Electric Power Co Inc/The	12/6/18 - 1/15/19	—	(47,269)
		72	Kansai Paint Co Ltd	12/6/18 - 1/15/19	—	(26,472)
		1	KDDI Corp	11/19/18	—	396
		227	Keihan Holdings Co Ltd	7/2/18 - 12/19/18	—	22,467
		119	Keikyu Corp	7/2/18 - 12/27/18	—	19,876
		8	Keppel Corp Ltd	7/9/18	—	(905)
		18	Kesko OYJ	6/29/18 - 2/4/19	—	(6,713)
		4	Keyence Corp	7/6/18 - 1/23/19	—	(124,106)
		47	Keyera Corp	6/29/18 - 12/17/18	—	44,390
		323	Kingfisher PLC	7/16/18 - 12/24/18	—	7,098
		45	Kirin Holdings Co Ltd	7/27/18 - 9/4/18	—	(5,982)
		36	Kohl’s Corp	8/17/18 - 10/9/18	—	(38,769)
		18	Konami Holdings Corp	7/2/18 - 11/14/18	—	(12,299)
		5	Koninklijke Philips NV	6/29/18 - 8/17/18	—	(6,168)
		9	Koninklijke Vopak NV	12/5/18 - 2/4/19	—	(32,613)
	JPY	51,803	Kyushu Electric Power Company Incorporated	12/14/18	—	19,816
		$5	L Brands Inc	2/4/19	—	(8,007)
		2	Lam Research Corp	2/4/19	—	(1,184)
		35	Lamb Weston Holdings Inc	12/5/18 - 1/10/19	—	22,220
		10	Lancaster Colony Corp	7/26/18 - 12/17/18	—	(98,679)
		17	Lazard Ltd	11/13/18	—	30,100
		11	Lear Corp	6/29/18 - 11/13/18	—	(21,150)
		32	Leidos Holdings Inc	11/19/18 - 12/5/18	—	56,290
		452	Li & Fung Ltd	6/29/18 - 7/5/18	—	(8,973)
		23	Liberty Broadband Corp	6/29/18 - 1/23/19	—	(202,465)
		6	Liberty Global Plc LiLAC	1/9/19	—	(5,531)
		22	Liberty Ventures	1/9/19 - 1/23/19	—	(69,318)
		13	Lincoln National Corp	12/17/18	—	1,717
		21	LINE Corp Sponsored ADR	8/6/18 - 12/24/18	—	66,292
		2	LINE Corp	11/26/18	—	6,134
		22	Lion Corp	7/2/18 - 9/4/18	—	23,853
		39	Logitech International SA	8/9/18 - 11/13/18	—	127,149
		5	LSC Communications Inc	10/9/18	—	(1,943)
		196	Lundin Mining Corp	8/7/18 - 12/17/18	—	44,624
		28	Lundin Petroleum AB	11/13/18	—	6,090
		16	Magna International Inc	6/29/18 - 11/13/18	—	(34,076)
		28	Mallinckrodt PLC	6/29/18 - 11/13/18	—	(48,069)
		25	Manhattan Associates Inc	11/13/18 - 12/17/18	—	28,367
		18	ManpowerGroup Inc	9/4/18 - 10/19/18	—	64,896
		5	MarketAxess Holdings Inc	9/4/18 - 1/10/19	—	(159,472)
		115	Marui Group Co Ltd	7/2/18 - 1/15/19	—	84,557

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$41	Maruichi Steel Tube Ltd	7/2/18 - 1/15/19	$—	$(4,739)
		4	MasTec Inc	2/4/19	—	(3,578)
		13	Mattel Inc	2/4/19	—	(687)
		5	McKesson Corp	12/12/18 - 2/4/19	—	37,756
		98	Mediaset Espana Comunicacion SA	7/2/18 - 1/23/19	—	55,247
		13	Medipal Holdings Corp	7/2/18 - 12/27/18	—	3,056
		2	MercadoLibre Inc	10/19/18 - 10/31/18	—	18,579
		17	Merck & Co Inc	6/29/18 - 11/13/18	—	(6,071)
		1	Mettler-Toledo International Inc	6/29/18 - 8/9/18	—	623
		15	Middleby Corp/The	6/29/18 - 10/31/18	—	(11,659)
		11	MISUMI Group Inc	10/22/18 - 11/1/18	—	(21,446)
		200	Mitsubishi Chemical Holdings Corp	7/2/18 - 12/19/18	—	46,553
		28	Mitsubishi Electric Corp	8/10/18	—	33,789
		176	Mitsubishi UFJ Lease & Finance Co Ltd	7/2/18 - 12/27/18	—	17,892
		42	Mixi Inc	1/11/19 - 1/15/19	—	212,864
		15	Mobileye NV	9/27/18 - 12/17/18	—	(25,777)
		9	Molina Healthcare Inc	1/10/19	—	(20,141)
		53	MonotaRO Co Ltd	7/6/18 - 11/1/18	—	(199,591)
		31	Monster Beverage Corp	6/29/18 - 12/17/18	—	43,712
		4	Mosaic Co/The	2/4/19	—	1,669
		3	Mylan NV	12/14/18	—	3,669
		17	Nabors Industries Ltd	2/4/19	—	8,464
		20	Nabtesco Corp	1/15/19	—	(40,767)
		375	Napleton’s Park Ridge Lincoln-Mercury Inc	12/14/18	—	(11,562)
		2	Neste Oyj	8/9/18	—	(710)
		5	Nestle SA	6/29/18 - 8/9/18	—	(3,280)
		5	NetApp Inc	8/6/18 - 10/19/18	—	13,711
		2	Netflix Inc	12/12/18 - 1/23/19	—	(16,736)
		89	New York Community Bancorp Inc	6/29/18 - 1/23/19	—	60,700
		21	Newcrest Mining Ltd	8/9/18	—	12,929
		89	Nexon Co Ltd	7/27/18 - 1/15/19	—	32,023
		16	Next PLC	10/9/18	—	17,996
		47	NGK Spark Plug Co Ltd	7/6/18 - 11/26/18	—	(46,362)
		179	Nibe Industrier AB	10/31/18 - 11/13/18	—	(45,577)
		22	Nikon Corp	9/28/18	—	1,693
		7	Nintendo Co Ltd	8/10/18 - 12/19/18	—	75,905
		46	Nippon Paint Holdings Co Ltd	7/2/18 - 1/15/19	—	(57,197)
		15	Nippon Shinyaku Co Ltd	7/2/18 - 1/24/19	—	(6,944)
		21	Nippon Telegraph & Telephone Corp	7/27/18	—	14,606
		8	Nissan Chemical Industries Ltd	7/17/18 - 2/4/19	—	(10,338)
	JPY	2,661	Nitto Denko Corp	12/14/18	—	(196)
		$18	NOK Corp	1/15/19 - 2/4/19	—	670
		36	Nokian Renkaat OYJ	6/29/18 - 12/17/18	—	21,270
		7	Nordstrom Inc	6/29/18 - 8/9/18	—	(4,989)
		289	Norsk Hydro ASA	7/16/18 - 11/13/18	—	162,942
		18	Northern Trust Corp	6/29/18 - 11/13/18	—	(127,421)
		54	Northland Power Inc	7/26/18 - 12/17/18	—	(12,684)
		31	Norwegian Cruise Line Holdings Ltd	8/17/18 - 11/13/18	—	(38,485)
		1	Novartis AG	7/5/18	—	(907)
		10	Novo Nordisk A/S	6/29/18 - 2/4/19	—	8,254
		18	Novozymes A/S	11/13/18 - 11/23/18	—	(56,990)
		12	NTT Data Corp	7/2/18 - 7/17/18	—	18,018
		11	NTT DOCOMO Inc	10/22/18	—	2,461
		21	Nu Skin Enterprises Inc	9/4/18 - 10/31/18	—	45,764
		63	Nuance Communications Inc	12/5/18 - 1/10/19	—	13,288
		4	Nucor Corp	8/9/18	—	(12,233)
		41	Numericable-SFR SA	10/19/18 - 12/17/18	—	(17,359)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$2		Oasis Petroleum Inc	2/4/19	$—	$50
		32		Obic Co Ltd	7/2/18 - 12/27/18	—	(107,212)
		20		OC Oerlikon Corp AG	6/29/18 - 12/17/18	—	(12,933)
		64		OCI NV	10/9/18	—	(48,658)
		4		OMV AG	10/31/18	—	(5,929)
		—	*	ONE Gas Inc	11/13/18	—	834
		53		Ono Pharmaceutical Co Ltd	7/2/18 - 1/15/19	—	99,468
		1		Oracle Corp Japan	1/24/19	—	2,321
		69		Orica Ltd	9/4/18 - 9/14/18	—	(41,109)
	NOK	21		Orkla ASA	12/14/18	—	(256)
		$3		Oshkosh Corp	1/9/19 - 2/4/19	—	1,789
		9		Palo Alto Networks Inc	1/10/19	—	(86,108)
		105		Pandora Media Inc	9/4/18 - 2/4/19	—	(102,914)
		11		Papa John’s International Inc	11/23/18 - 2/4/19	—	(7,048)
		5		PAREXEL International Corp	11/30/18	—	(132)
		7		Pargesa Holding SA	7/26/18	—	8,889
		50		Parsley Energy Inc	7/2/18 - 8/9/18	—	39,316
		3		Partners Group Holding AG	6/29/18 - 12/17/18	—	(55,534)
		7		Patterson Cos Inc	11/23/18 - 2/4/19	—	(1,568)
		25		Paycom Software Inc	10/31/18	—	62,930
		2		Pegasystems Inc	2/4/19	—	578
		3		Penske Automotive Group Inc	2/4/19	—	(120)
		—	*	Perrigo Co PLC	2/4/19	—	(614)
		36		Persimmon PLC	7/16/18 - 1/23/19	—	6,970
		68		Petrofac Ltd	11/23/18 - 2/4/19	—	3,929
		89		Peugeot SA	6/29/18 - 10/19/18	—	48,003
		12		Pfizer Inc	11/7/18	—	13,361
		4		Philip Morris International Inc	6/29/18 - 8/9/18	—	22,776
		3		Pilgrim’s Pride Corp	8/9/18	—	1,630
		11		Polaris Industries Inc	2/4/19	—	4,047
		25		PRA Health Sciences Inc	9/4/18	—	34,846
		81		PrairieSky Royalty Ltd	6/29/18 - 8/9/18	—	110,878
		4		Procter & Gamble Co/The	6/29/18 - 8/9/18	—	20,229
		32		Provident Financial PLC	6/29/18 - 12/17/18	—	17,344
		1,969		PVM’s WTI Crude Oil Option^	03/20/17	—	(37,532)
		592		Qantas Airways Ltd	6/29/18 - 11/23/18	—	(18,252)
		54		QEP Resources Inc	12/6/18	—	(35,834)
		45		Quebecor Inc	6/29/18 - 10/31/18	—	60,865
		13		Raiffeisen Bank International AG	6/29/18 - 11/23/18	—	14,752
		40		Rakuten Inc	7/6/18 - 11/9/18	—	20,562
		4		Ralph Lauren Corp	12/14/18	—	41
		10		Ralph Lauren Corp	10/19/18 - 1/10/19	—	24,441
		2		Randgold Resources Ltd	12/24/18	—	(4,396)
		35		REA Group Ltd	6/29/18 - 12/17/18	—	82,471
	GBP	6		Reckitt Benckiser Group PLC	12/14/18	—	9,537
		$13		Recordati SpA	6/29/18 - 10/19/18	—	(8,814)
		19		Reliance Steel & Aluminum Co	6/29/18 - 10/19/18	—	(56,396)
		16		RELX NV	6/29/18 - 8/9/18	—	2,095
		22		RELX PLC	8/9/18	—	(1,055)
		1		Remy Cointreau SA	10/3/18 - 10/19/18	—	(6,835)
		67		Rexel SA	8/17/18 - 12/17/18	—	(778)
		30		Rightmove PLC	6/29/18 - 12/17/18	—	50,085
		1		Rinnai Corp	7/27/18 - 8/20/18	—	(2,250)
		8		Rio Tinto Ltd	7/16/18 - 8/9/18	—	(30,939)
		6		Rio Tinto PLC	11/5/18	—	14,091
		45		Ritchie Bros Auctioneers Inc	6/29/18 - 8/17/18	—	60,129
		18		RLI Corp	7/26/18 - 10/19/18	—	13,670
		30		Robert Half International Inc	12/24/18 - 1/10/19	—	(66,178)
		16		Rohm Co Ltd	10/22/18 - 12/27/18	—	34,092
		62		Rolls-Royce Holdings PLC	12/17/18	—	7,547
		5		Royal Bank of Canada	7/6/18 - 8/9/18	—	7,943
		131		Royal Bank of Scotland Group PLC	8/9/18 - 10/19/18	—	(15,806)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$7		Royal Dutch Shell PLC	6/29/18 - 9/19/18	$—	$5,580
		9		Royal Mail PLC	11/23/18	—	(2,546)
		137		RPC Group PLC	6/29/18 - 8/9/18	—	(43,931)
		14		RR Donnelley & Sons Co	6/29/18 - 7/2/18	—	(811)
		8		Saab AB	7/26/18 - 10/31/18	—	11,120
		41		Sabre Corp	12/5/18 - 1/10/19	—	18,880
		31		Salmar ASA	6/29/18 - 11/13/18	—	13,023
		62		Salvatore Ferragamo SpA	11/23/18 - 12/17/18	—	(11,798)
		293		Samsung Heavy Industries Co Ltd	12/14/18	—	(6,464)
		110		Santen Pharmaceutical Co Ltd	11/14/18 - 1/15/19	—	26,131
		100		SATS Ltd	7/16/18 - 12/19/18	—	24,345
		101		SBI Holdings Inc/Japan	1/15/19	—	48,885
		8		Seagate Technology PLC	10/19/18	—	64,932
		2		Secom Co Ltd	11/26/18	—	(4,861)
		77		Seibu Holdings Inc	8/8/18 - 2/4/19	—	75,035
		58		Sembcorp Industries Ltd	8/13/18	—	(7,279)
		2		Seria Co Ltd	11/1/18	—	482
		28		SES SA	6/29/18 - 12/17/18	—	67,837
		310		Seven Bank Ltd	7/2/18 - 11/14/18	—	6,172
		15		Seven Generations Energy Ltd	2/4/19	—	(327)
		152		Sharp Corp/Japan	11/14/18	—	7,988
		58		Shaw Communications Inc	6/29/18 - 10/31/18	—	19,186
		1		Shimamura Co Ltd	1/15/19	—	(2,090)
		8		Shimano Inc	7/2/18 - 8/20/18	—	53,898
		14		Shopify Inc	2/4/19	—	(803)
		10		Signature Bank/New York NY	11/19/18 - 12/24/18	—	(41,327)
		59		Silver Wheaton Corp	6/29/18 - 12/24/18	—	(111,542)
	SGD	802		Singapore Telecommunications Limited	12/14/18	—	(17,517)
		$95		Smith & Nephew PLC	12/17/18	—	(1,770)
		1		SNC-Lavalin Group Inc	2/4/19	—	(96)
		4		Sohgo Security Services Co Ltd	10/11/18 - 11/1/18	—	5,835
		1		Sosei Group Corp	9/18/18	—	(652)
		462		South32 Ltd	6/29/18 - 9/27/18	—	(14,714)
		71		Southwestern Energy Co	6/29/18 - 10/19/18	—	(88,320)
		52		Spark New Zealand Ltd	11/15/18	—	2,443
		4,186		SPDR S&P 500 ETF+	12/31/99	1,824	(133,370)
		7		Spectrum Brands Holdings Inc	10/9/18 - 2/4/19	—	21,812
		10		Spirit Aerosystems Holdings	12/14/18	—	31,011
		104		Sprint Corp	12/17/18	—	61,850
		43		Stanley Electric Co Ltd	8/20/18 - 11/26/18	—	(59,856)
		4		Start Today Co Ltd	1/24/19	—	4,225
		29		Steel Dynamics Inc	6/29/18 - 11/23/18	—	(87,357)
		21		Stericycle Inc	6/29/18 - 1/23/19	—	63,247
		20		STERIS PLC	7/16/18 - 12/17/18	—	(33,828)
		142		STMicroelectronics NV	6/29/18 - 7/26/18	—	257,073
		125		Stora Enso OYJ	6/29/18 - 11/13/18	—	81,079
		105		Subsea 7 SA	7/16/18 - 1/10/19	—	84,756
		26		Sugi Holdings Co Ltd	7/2/18 - 1/15/19	—	(6,134)
		85		Sumco Corp	11/9/18 - 12/27/18	—	(210,991)
		283		Sumitomo Chemical Co Ltd	7/17/18 - 8/8/18	—	124,079
		48		Suncorp Group Ltd	10/19/18	—	(20,607)
		42		Suzuken Co Ltd/Aichi Japan	7/2/18 - 11/14/18	—	(16,079)
		1		Swatch Group AG/The	8/6/18 - 9/14/18	—	(10,688)
	CHF	—	*	Swiss Life Holding	12/14/18	—	5,275
		$7		SYNNEX Corp	6/29/18 - 7/26/18	—	(46,968)
		2		Taro Pharmaceutical Industries Ltd	12/12/18 - 1/23/19	—	(14)
		53		Tate & Lyle PLC	7/26/18	—	(620)
		25		TCF Financial Corp	2/4/19	—	2,910
		13		Tech Data Corp	12/17/18 - 12/24/18	—	(15,784)
		982		Technology Select Sector SPDR Fund~	12/31/99	—	(41,734)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$3	Teck Resources Ltd	6/29/18 - 7/5/18	$—	$1,975
		180	Tele2 AB	6/29/18 - 12/3/18	—	(68,427)
		39	Telefonaktiebolaget LM Ericsson	10/19/18 - 1/11/19	—	251
		13	Telenet Group Holding NV	6/29/18 - 7/26/18	—	8,829
		55	Telenor ASA	12/5/18 - 12/27/18	—	25,103
		43	Telephone & Data Systems Inc	6/29/18 - 12/17/18	—	21,018
		24	Telstra Corp Ltd	7/5/18	—	(2,980)
		6	Temenos Group AG	6/29/18 - 9/27/18	—	7,777
		10	Tenneco Inc	8/6/18 - 10/31/18	—	9,390
		62	Teradata Corp	6/29/18 - 11/13/18	—	54,564
		61	Teradyne Inc	6/29/18 - 1/9/19	—	131,921
		7	Tesla Motors Inc	12/17/18	—	(149,852)
		286	The Boeing Co+	12/31/99	—	(22,176)
		6	The Irish stock Exchange Technology Index^	03/20/17	—	(326)
		1,524	The MSCI Canada Materials Index^	03/20/17	—	(62,683)
		3,382	The MSCI Europe Utilities Industry Group Index^	03/20/17	—	(148,030)
		1,527	The MSCI France Energy Index^	03/20/17	—	(58,733)
		10	Thermo Fisher Scientific Inc	6/29/18 - 12/17/18	—	(57,354)
		31	Timken Co/The	12/5/18	—	32,370
		48	Toho Gas Co Ltd	7/30/18 - 8/10/18	—	(31,928)
		321	Tokyo Electric Power Co Holdings Inc	7/2/18 - 7/27/18	—	(86,431)
		298	Tokyo Gas Co Ltd	9/18/18 - 12/19/18	—	(38,910)
		38	Toppan Printing Co Ltd	10/22/18	—	(4,011)
		82	Tosoh Corp	7/2/18 - 12/19/18	—	40,512
		1	Toyota Motor Corp	12/27/18	—	(1,036)
		256	TPG Telecom Ltd	6/29/18 - 12/24/18	—	142,242
		6	TransDigm Group Inc	6/29/18 - 12/17/18	—	202,060
		53	Transocean Ltd	12/17/18	—	(95,025)
		36	TransUnion	11/13/18 - 12/24/18	—	19,168
		39	Treasury Wine Estates Ltd	10/9/18 - 2/4/19	—	(38,594)
	SEK	1,510	Trelleborg AB	12/14/18	—	(1,403)
		$32	Trinity Industries Inc	9/14/18 - 2/4/19	—	(12,850)
		52	Tryg A/S	6/29/18 - 12/17/18	—	(16,756)
		8	Tsuruha Holdings Inc	1/15/19	—	31,143
		13	Tyler Technologies Inc	6/29/18 - 12/17/18	—	71,794
		5	Ultimate Software Group Inc/The	2/4/19	—	(1,907)
		74	Umpqua Holdings Corp	12/5/18 - 12/17/18	—	(51,652)
		323	Unione di Banche Italiane SpA	1/10/19 - 1/23/19	—	(43,940)
		30	United Bankshares Inc/WV	11/23/18 - 12/24/18	—	15,033
		5	United Continental Holdings Inc	11/19/18	—	(24,070)
		2	United Rentals Inc	12/24/18	—	26,879
		28	United States Cellular Corp	12/24/18 - 1/10/19	—	5,320
		2	United Therapeutics Corp	6/29/18 - 8/9/18	—	44,867
		8	UnitedHealth Group Inc	12/5/18 - 1/10/19	—	(1,425)
		14	Universal Display Corp	6/29/18 - 2/4/19	—	(81,127)
		15	Universal Health Services Inc	6/29/18 - 12/17/18	—	6,596
		11	Urban Outfitters Inc	6/29/18 - 10/19/18	—	(9,659)
		28	US Silica Holdings Inc	11/19/18 - 12/5/18	—	(51,700)
		6	Vail Resorts Inc	2/4/19	—	(8,645)
		16	Valeant Pharmaceuticals International Inc	10/31/18 - 11/19/18	—	(25,247)
		3	Valero Energy Corp	12/24/18	—	(4,542)
		67	Vallourec SA	1/10/19	—	41,885
		11	Valvoline Inc	12/24/18	—	13,514
		87	Vedanta Resources PLC	12/24/18 - 1/10/19	—	(80,180)
		22	Veeva Systems Inc	12/17/18 - 2/4/19	—	(16,276)
		3	VeriSign Inc	7/26/18 - 11/13/18	—	(2,249)
		4	Vestas Wind Systems A/S	9/4/18 - 2/4/19	—	8,072
		18	ViaSat Inc	7/16/18 - 12/17/18	—	21,592

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$33		Voya Financial Inc	6/29/18 - 12/17/18	$—	$(4,896)
		7		Vulcan Materials Co	6/29/18 - 9/27/18	—	(34,744)
		64		VWR Corp	7/6/18 - 12/17/18	—	4,363
		164		Wal- Mart Stores Inc+	12/31/99	—	10,666
		3		Waters Corp	6/29/18 - 8/9/18	—	6,426
		144		Weatherford International PLC	7/2/18 - 2/4/19	—	15,262
		61		Weir Group PLC/The	9/14/18 - 11/5/18	—	(46,879)
		15		WellCare Health Plans Inc	6/29/18 - 8/9/18	—	31,197
		19		WESCO International Inc	11/23/18 - 12/17/18	—	8,836
		32		West Fraser Timber Co Ltd	12/17/18	—	(38,373)
		23		West Japan Railway Co	7/2/18 - 12/27/18	—	41,023
		—	*	White Mountains Insurance Group Ltd	9/27/18	—	2,375
		23		Whiting Petroleum Corp	1/23/19 - 2/4/19	—	(438)
		26		William Demant Holding A/S	6/29/18 - 12/17/18	—	(28,908)
		59		William Hill PLC	10/9/18 - 11/13/18	—	(13,376)
		31		Williams Cos Inc/The	1/10/19 - 1/23/19	—	(9,362)
		11		Willis Towers Watson PLC	6/29/18 - 12/17/18	—	12,791
		13		Wilmar International Ltd	12/19/18	—	(2,515)
		38		Woodside Petroleum Ltd	12/17/18 - 2/4/19	—	2,636
		18		Workday Inc	12/5/18 - 12/24/18	—	(24,688)
		29		World Fuel Services Corp	6/29/18 - 9/4/18	—	(8,152)
		8		Worthington Industries Inc	2/4/19	—	4,592
		39		WPP PLC	7/26/18	—	14,195
		13		Wynn Resorts Ltd	6/29/18 - 11/13/18	—	(111,417)
		149		Xerox Corp	6/29/18 - 1/7/19	—	(808)
		8		XPO Logistics Inc	9/4/18 - 11/7/18	—	(6,447)
		37		Yahoo Japan Corp	7/2/18 - 10/22/18	—	(3,567)
	JPY	3		Yamato Holdings Co	12/14/18	—	(2,921)
		$13		Yamazaki Baking Co Ltd	10/11/18	—	104,265
		20		Yara International ASA	6/29/18 - 10/9/18	—	23,484
		72		Yokohama Rubber Co Ltd/The	12/19/18 - 1/15/19	—	77,145
		25		Zillow Group Inc	2/4/19	—	11,146
		12		Zimmer Biomet Holdings Inc	6/29/18 11/13/18	—	(39,701)
		21		Zions Bancorporation	6/29/18 7/26/18	—	(37,003)
Morgan Stanley & Co.		97		Accenture PLC - Class A	12/18/17	—	—
		216		Advanced Drainage Systems, Inc.	12/18/17	—	(28,261)
		39		American Eagle Outfitters	12/18/17	—	(627)
		225		Banco Santander SA	12/18/17	—	(19,288)
		39		Best Buy Co Inc	12/18/17	—	(885)
		38		Big 5 Sporting Goods Corp	12/18/17	—	—
		39		Brunswick Corp	12/18/17	—	(3,519)
		208		C.H. Robinson Worldwide, Inc.	12/18/17	—	(4,755)
		243		Cardtronics, Inc.	12/18/17	—	(25,085)
		244		Cullen/Frost Bankers, Inc.	12/18/17	—	(21,015)
		28		Dicks Sporting Goods Inc	12/18/17	—	(456)
		161		Dollarama, Inc.	12/18/17	(58)	(2,542)
		292		Eaton Vance Corp	12/18/17	—	(8,438)
		257		Edgewell Personal Care Co.	12/18/17	(200)	76
		265		Financial Engine, Inc.	12/18/17	—	(28,124)
		211		GHL CFD	12/18/17	—	(23,196)
		381		Health Care Select Sector	12/18/17	(655)	(9,154)
		473		Healthcare Services Group	12/18/17	(262)	(9,452)
		239		Hormel Foods, Corp.	12/18/17	(34,334)	23,571
		228		Idexx Laboratories, Inc.	12/15/17	—	(9,070)
		96		International Business Machines Corp	12/18/17	—	—
		475		iShares China Large Cap ETF	12/18/17	—	6,782
		468		iShares Nasdaq Biotechnology	12/18/17	(9,950)	4,032
		386		iShares Russell 2000	12/18/17	—	(10,607)
		38		JC Penney Co Inc	12/18/17	—	(1,517)
		184		Kellogg Co	12/18/17	(579)	(1,236)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. (continued)		$261	Kilroy Realty Corp.	12/18/17	$—	$(9,046)
		39	Kohl’s Corp	12/18/17	—	308
		174	Lear Corporation	12/18/17	—	34
		126	Lincoln Electric Holdings	12/18/17	—	(7,786)
		197	Logitech International-Reg	12/18/17	—	(27,323)
		39	Lululemon Athletica Inc	12/18/17	—	(273)
		39	Nordstrom Inc	12/18/17	—	(1,229)
		221	Now, Inc.	12/18/17	—	(1,812)
		39	Panera Bread Co - Class A	12/18/17	—	986
		95	Paycom Software Inc	12/18/17	—	—
		92	Paylocity Holding Corp	12/18/17	(1,435)	7,582
		203	Petmed Express, Inc.	12/18/17	—	5,945
		194	Planet Fitness Inc. - Cl ass A	12/18/17	—	(10,233)
		107	Primerica, Inc.	12/18/17	—	(7,182)
		171	Quotient Technology Inc	12/18/17	—	(442)
		168	2U Inc.	12/18/17	—	(13,134)
		247	Sirius Xm Radio, Inc.	12/18/17	—	(8,093)
		39	Smart & Final Stores Inc	12/18/17	—	1,735
		39	Staples Inc	12/18/17	—	(763)
		201	Therapeuticsmd Inc	12/18/17	—	9,350
		90	Trupanion, Inc.	12/18/17	—	3,567
		9	United Parcel Service - Class B	12/18/17	—	502
		219	Western Union Co.	12/18/17	—	15,109
		196	Wingstop Inc	12/18/17	—	10,295
		178	WW Grainger Inc	12/18/17	781	(13,113)
		69	Zeltiq Aesthetics Inc.	12/18/17	—	(6,467)
UBS AG (London)		15	21Vianet Group Inc	12/14/18	—	828
	EUR	678	A2A SPA	12/14/18	—	(18,070)
	JPY	109,095	AAC Technologies Holdings Inc	12/14/18	—	(69,848)
		17	ABC-Mart Inc	12/14/18	—	29,924
		$855	Acadia Healthcare Co Inc	12/14/18	—	(67,637)
	EUR	830	ACCOR SA	12/14/18	—	(31,409)
	CHF	1	Actelion Ltd	12/14/18	—	71,191
		$55	Acuity Brands Inc	12/14/18	—	(964)
	CHF	13	Adecco Group AG	12/14/18	—	31,073
	GBP	744	Adecco Recursos Humanos SA	12/14/18	—	(8,642)
		771	Admiral Group PLC	12/14/18	—	(6,690)
			Advanced Semiconductor	12/14/18
		$915	Engineering Inc	12/14/18	—	(20,571)
	JPY	106,620	AEON Co Ltd	12/14/18	—	21,251
	EUR	848	Aeroports de Paris (ADP)	12/14/18	—	(31,930)
	GBP	757	Aggreko plc	12/14/18	—	15,946
		$938	Air Lease Corp	12/14/18	—	(31,148)
	HKD	181	Air Quality Management Corp	12/14/18	—	56,294
	JPY	104,119	Air Water Inc	12/14/18	—	(29,998)
		$4	Alere Inc	12/14/18	—	(11,031)
	JPY	30	Alfresa Holdings Corp	12/14/18	—	(16,246)
		$28	Allison Transmission Holdings	12/14/18	—	33,570
		1	Alphabet Inc	12/14/18	—	(5,009)
	JPY	106,308	Alps Electric Co Ltd	12/14/18	—	(59,640)
	EUR	882	Amer Sports Oyj	12/14/18	—	28,499
			American Heard Association	12/14/18
		$179	Rivers	12/14/18	—	(1,072)
	JPY	109,455	Aozora Bank Ltd	12/14/18	—	17,035
	DKK	6,456	AP Moller - Marks A/S	12/14/18	—	(16,891)
		$28	Applied Materials Inc	12/14/18	—	14,140
		21	Archer-Daniels-Midland Co	12/14/18	—	(13,129)
	AUD	81	Aristocrat Leisure Ltd	12/14/18	—	(4,259)
		$32	Arris International PLC	12/14/18	—	(39,942)
	JPY	29	Asahi Group Holdings Ltd	12/14/18	—	97,673
	GBP	543	Asahi Kasei Corporation	12/14/18	—	9,298
	EUR	843	ASML Holding NV	12/14/18	—	(17,385)
	GBP	14	Asos PLC	12/14/18	—	27,778
		5	Associated British Foods PLC	12/14/18	—	(21,039)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	JPY	69		Astellas Pharma Inc	12/14/18	$—	$(36,929)
	EUR	877		Atlantia SpA	12/14/18	—	38,813
	SEK	30		Atlas Copco AB	12/14/18	—	(10,176)
	EUR	9		Atos SE	12/14/18	—	3,112
		$615		AU Optronics Corp	12/14/18	—	(47,162)
	EUR	520		Axel Springer SE	12/14/18	—	(51,974)
	SEK	59		Axfood AB	12/14/18	—	19,086
	JPY	34		Bandai Namco Holdings Inc	12/14/18	—	(19,343)
	CHF	—	*	Barry Callebaut AG	12/14/18	—	(2,608)
	EUR	5		Bayer AG	12/14/18	—	36,637
		530		Bayerische Motoren Werke Aktiengesellschaft (BMW)	12/14/18	—	34,614
	HKD	872		Belle International Holding Ltd	12/14/18	—	35,556
	SEK	57		Billerudkorsnas AG	12/14/18	—	(28,785)
		$946		Bio-Techne Corp	12/14/18	—	(17,491)
		635		Blackbaud Inc	12/14/18	—	11,297
	AUD	64		Bluescope Steel Ltd	12/14/18	—	67,659
		$26		Booz Allen Hamilton Holding CP	12/14/18	—	(47,017)
	EUR	861		Bouygues SA	12/14/18	—	(4,008)
		39		BPOST SA	12/14/18	—	10,039
	HKD	4,314		Brilliance China Automotive Holdings Ltd	12/14/18	—	(27,049)
		$939		Brown Forman Corp	12/14/18	—	(16,447)
		41		Bruker Corp	12/14/18	—	79,324
		14		Bunge Ltd	12/14/18	—	13,538
	GBP	46		Burberry Group Plc	12/14/18	—	55,008
		$3		Burlington Stores Inc	12/14/18	—	199
		36		Cadence Design Systems Inc	12/14/18	—	6,361
	JPY	91,210		Calbee Inc	12/14/18	—	(28,677)
		$359		Callon Petroleum Co	12/14/18	—	(4,121)
	JPY	36		Calsonic Kansei Corp	12/14/18	—	4,025
		32		Canon Inc	12/14/18	—	9,583
		$12		Cardinal Health Inc	12/14/18	—	15,348
	GBP	11		Carnival Corp Plc	12/14/18	—	25,964
	EUR	887		Carrefour SA	12/14/18	—	20,151
		820		Casino Guichard-Perrachon SA	12/14/18	—	(42,957)
	JPY	108,143		Casio Computer Co Ltd	12/14/18	—	33,865
		$977		Catcher Technology Co Ltd	12/14/18	—	(104,787)
	HKD	3,399		Cathay Pacific Airways Limited	12/14/18	—	(11,540)
		$839		Cavium Inc	12/14/18	—	(33,193)
	JPY	6		Central Japan Railway Corp	12/14/18	—	(49,894)
		$37		Centurylink Inc	12/14/18	—	43,799
	CHF	865		Chcolavefavriken lindt & Spruengli AG	12/14/18	—	(33,786)
		$13		Chemours Co	12/14/18	—	29,070
		927		Cheniere Energy Inc	12/14/18	—	(115,915)
		73		Chicago Bridge & Iron Co NV	12/14/18	—	(2,991)
	SGD	1,309		China Life Insurance Company Ltd	12/14/18	—	(40,450)
	HKD	3,627		China Mobile Limited	12/14/18	—	(30,720)
		404		China Petroleum & Chem Corp	12/14/18	—	18,603
		248		China Shenhua Energy Co Ltd	12/14/18	—	29,495
				China Taiping Insurance	12/14/18
	AUD	421		Holdings Company Ltd	12/14/18	—	(20,301)
		$895		chipotle Mexican Grill Inc	12/14/18	—	(68,801)
	JPY	67		Chubu Electric Power CoInc	12/14/18	—	(79,187)
		104,331		Chugai Pharmaceutical Co Ltd	12/14/18	—	9,215
		$7		Ciena Corp	12/14/18	—	1,490
		17		Cirrus Logic Inc	12/14/18	—	63,972
	HKD	4,017		CITIC Limited	12/14/18	—	75
		$10		Citrix Systems Inc	12/14/18	—	(2,512)
	EUR	445		CNH Industrial NV	12/14/18	—	6,467
	GBP	829		Cobham PLC	12/14/18	—	113,593

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	AUD	126	Coca-Cola Amatil Ltd	12/14/18	$—	$(2,449)
	JPY	17	Coca-Cola West	12/14/18	—	(4,738)
	AUD	10	Cochlear Ltd	12/14/18	—	31,798
		$904	Cognax Corp	12/14/18	—	(37,290)
	GBP	711	Coles Point Australia	12/14/18	—	(54,540)
	DKK	6,300	Coloplast A/S Class B	12/14/18	—	(39,011)
	EUR	5	Colruyt SA	12/14/18	—	(730)
		$585	Columbia Sportswear Co	12/14/18	—	8,304
	EUR	406	Commerzbank AG	12/14/18	—	(22,947)
	GBP	53	Compass Group Plc	12/14/18	—	8,008
		$759	Copart Inc	12/14/18	—	(2,527)
		26	Corelogic Inc	12/14/18	—	(24,049)
		925	Coty Inc	12/14/18	—	(26,301)
	AUD	1,222	Crown Resort Ltd	12/14/18	—	9,600
	HKD	480	Cspc Pharmaceutical Group	12/14/18	—	7,632
	JPY	36	Cyber Agent Ltd	12/14/18	—	7,907
		$919	Cypress Semiconductor Corp	12/14/18	—	(53,377)
		33	D R Horton Inc	12/14/18	—	47,691
	JPY	43	Daiichi Sankyo Co Ltd	12/14/18	—	35,163
	EUR	514	Daimler AG	12/14/18	—	(2,818)
		$894	Daiwa Capital Markets Singapore Ltd	12/14/18	—	(53,286)
		860	Davidson Bros service Co Inc	12/14/18	—	(163,275)
		913	Deere & Co	12/14/18	—	(41,116)
	JPY	108,105	Dentsu Inc	12/14/18	—	37,434
	EUR	16	Deutsche Post AG	12/14/18	—	2,106
		$851	DexCom Inc	12/14/18	—	(31,269)
	EUR	13	Dialog Semiconductor PLC	12/14/18	—	78,139
		$33	Discovery Communications Inc	12/14/18	—	(2,182)
	GBP	107	Dixons Carphone PLC	12/14/18	—	(47,326)
	AUD	1,239	Domino’s Pizza Enterprises Limited	12/14/18	—	81,819
	JPY	106,140	Don Quijote Holdings Co Ltd	12/14/18	—	33,343
	CHF	1	Dormakaba Holdings AG	12/14/18	—	37,701
		894	Dufry AG	12/14/18	—	(66,333)
		$12	Eastman Chemical Co	12/14/18	—	15,471
	EUR	137	Edenred	12/14/18	—	(10,986)
		385	Eiffage SA	12/14/18	—	(16,150)
	SEK	37	Electrolux Ab	12/14/18	—	32,442
		8,198	Elekta AB Class B	12/14/18	—	(185)
		$14	Emcor Group Inc	12/14/18	—	26,242
		71	Endo International Plc	12/14/18	—	(87,439)
	EUR	38	Engie SA	12/14/18	—	(39,529)
		$16	Enlink Midstream Llc	12/14/18	—	(31,660)
	EUR	26	EOn SE	12/14/18	—	17,990
		$922	EPAM Systems Inc	12/14/18	—	14,584
	GBP	752	Epenchos Malal Plant	12/14/18	—	12,054
	EUR	867	Eurofins Scientific SE	12/14/18	—	(22,922)
		$13	Express Scripts Holding Co	12/14/18	—	(33,940)
	JPY	31,295	Ezaki Glico Co Ltd	12/14/18	—	(1,599)
		106,223	FANUC Corporation	12/14/18	—	(27,935)
		$933	Fastenal Co	12/14/18	—	20,787
		32	Finisar Corp	12/14/18	—	(32,593)
	GBP	737	First Midwest Bank/Itasca IL	12/14/18	—	(49,991)
		$411	First Solar Inc	12/14/18	—	37,805
		309	FleetCor Technologies Inc	12/14/18	—	7,602
		773	Flowserve Corporation	12/14/18	—	17,207
		281	Formosa Petrochemi	12/14/18	—	(8,402)
	AUD	204	Fortescue Metal Group	12/14/18	—	59,279
	HKD	2,357	Fosun International Limited	12/14/18	—	(42,310)
	EUR	498	Fraport AG Frankfurt Airport	12/14/18	—	10,670
		6	Fresenius Medical Care AG & Co	12/14/18	—	(17,486)
		7	Fresenius Se & Co KGaA	12/14/18	—	11,779

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)		$12		Fresh Del Monte Produce Inc	12/14/18	$—	$(30,044)
	GBP	745		Frnk Cross tires PTY Ltd	12/14/18	—	35,075
	JPY	170		Fuji Electric Co Ltd	12/14/18	—	62,022
		66		Fuji Media Holdings Inc	12/14/18	—	(12,042)
		25		Fujifilm Hldgs Corp	12/14/18	—	5,189
		159		Fujitsu Ltd	12/14/18	—	(53,324)
	CHF	—	*	Galenica AG	12/14/18	—	(15,775)
	EUR	502		GEA Group AG	12/14/18	—	(24,397)
	CHF	916		Geberit AG	12/14/18	—	(20,109)
	HKD	500		Geely Automobile Holdings Ltd	12/14/18	—	103,476
		$936		General Electric Company	12/14/18	—	44,138
		45		Gentex Corp	12/14/18	—	(101)
	SGD	1,444		Genting Singapore PLC	12/14/18	—	10,797
	CHF	1		Georg Fischer AG	12/14/18	—	(32,145)
	DKK	43		GN Store Nord A/S	12/14/18	—	58,222
		$27		Godaddy Inc	12/14/18	—	18,611
		74		Graphic Packaging Holding Co	12/14/18	—	(19,928)
	HKD	514		Great Wall Motor Co	12/14/18	—	30,384
	GBP	733		GS Global Technology Portfolio	12/14/18	—	44,048
	JPY	106,372		Hamamatsu Photonics KK	12/14/18	—	(22,641)
		$896		Hanon Systems	12/14/18	—	49,229
		5		Hanssem Co Ltd	12/14/18	—	4,696
		949		Harley-Davidson Inc	12/14/18	—	34,968
	GBP	752		Heamburgische Landesbank	12/14/18	—	22,742
	SEK	1,465		Hexagon AB Calss B	12/14/18	—	(9,602)
	GBP	696		Hikma Pharmaceuticals PLC	12/14/18	—	(18,870)
	JPY	105,792		Hirose Electric Co Ltd	12/14/18	—	(4,264)
		41		Hitachi Constr Machinery Co	12/14/18	—	20,609
		163		Hitachi Ltd	12/14/18	—	3,971
	EUR	4		Hochtief AG	12/14/18	—	(9,796)
		$23		Hologic Inc	12/14/18	—	3,782
	JPY	23		Hoya Corp	12/14/18	—	59,030
		$35		HP Inc	12/14/18	—	(21,842)
	EUR	4		Hugo Boss AG	12/14/18	—	11,176
		$2		Humana Inc	12/14/18	—	(20,034)
		47		Huntsman Corp	12/14/18	—	35,447
		8		Hyosung Corp	12/14/18	—	(71,595)
		27		Hyundai Engineering & Construction Co	12/14/18	—	8,351
		12		Hyundai Industrial Development & Construction Co	12/14/18	—	11,417
		4		Hyundai Mobis	12/14/18	—	(83,550)
		855		Hyundai Motor Company	12/14/18	—	29,736
		484		Hyundai Steel Co	12/14/18	—	(31,193)
	SEK	8,248		ICA Gruppen AB	12/14/18	—	(29,042)
	JPY	351		IHI Corp	12/14/18	—	(65,691)
	EUR	461		Iliad SA	12/14/18	—	(58,446)
	AUD	402		IMF Mauritania Central Bank Claims on Public Nonfinancial Corp	12/14/18	—	11,072
	GBP	4		Imperial Brands Plc	12/14/18	—	5,848
		106		Inchcape Plc	12/14/18	—	60,910
	HKD	2,415		Incitec Pivot Limited	12/14/18	—	(58,229)
		$5		Ingredion Inc	12/14/18	—	13,949
		83		Innolux Corp	12/14/18	—	(15,571)
	GBP	720		InterContinental Hotels Group PLC	12/14/18	—	(34,386)
		$921		Interleukin Genetics Inc	12/14/18	—	(7,892)
	GBP	751		Intertek Group PLC	12/14/18	—	5,125
	JPY	36		Itochu Techno-Solutions Corp	12/14/18	—	18,803
		$38		Jabil Circuit Inc	12/14/18	—	33,128
	AUD	61		James Hardie Industries Plc	12/14/18	—	(13,903)
	JPY	106,756		Japan Airport Terminal Co Ltd	12/14/18	—	27,243
		$613		Japan Tankan	12/14/18	—	4,561

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	JPY	110,399	JGC Corporation	12/14/18	$—	$71,975
		57	Jtekt Corp	12/14/18	—	(18,781)
		$34	Juniper Networks Inc	12/14/18	—	(45,215)
		970	Kangwon Land Inc	12/14/18	—	73,903
		472	KCC Corp	12/14/18	—	(6,053)
	JPY	106,937	Keihan Holdings Co Ltd	12/14/18	—	13,435
		44,575	Keikyu Corporation	12/14/18	—	7,530
		89,076	Keio Corporation	12/14/18	—	24,554
		10,611	Keisei Electric Railway Co Ltd	12/14/18	—	4,115
	EUR	885	Kesko Oyj	12/14/18	—	14,426
		$17	Kia Motors Corp	12/14/18	—	(43,241)
	JPY	106,604	Kikkoman Corp	12/14/18	—	(406)
	HKD	185	Kingboard Chemical Holdings Ltd	12/14/18	—	76,625
	GBP	220	Kingfisher PLC	12/14/18	—	(28,912)
	JPY	69,412	Kintetsu Group Holdings Co Ltd	12/14/18	—	15,130
		57	Kirin Holdings Co Ltd	12/14/18	—	(26,572)
	EUR	20	Kone Oyj	12/14/18	—	3,060
	JPY	92	Konica Minolta Inc	12/14/18	—	20,860
		$945	Korea Aerospace Industries Ltd	12/14/18	—	65,292
	JPY	56,882	KOSE Corporation	12/14/18	—	10,648
		$842	KT&G Corp	12/14/18	—	758
	JPY	106,519	Kubota Corp	12/14/18	—	(46,598)
	CHF	1	Kuehne & Nagel International	12/14/18	—	126
		961	LafargeHolcim Ltd	12/14/18	—	(12,297)
	HKD	3,802	Landesbank Berlin AG	12/14/18	—	(39,527)
		$6	Landstar System Inc	12/14/18	—	436
	JPY	13	Lawson Inc	12/14/18	—	21,381
		$7	Lear Corp	12/14/18	—	17,089
	HKD	4,293	Lee & Man Paper Manufacturing Limited	12/14/18	—	(2,142)
	EUR	16	Legrand	12/14/18	—	2,171
	HKD	4,309	Lenovo Group Limited	12/14/18	—	(24,991)
	EUR	888	Leonardo SpA	12/14/18	—	91,373
	NOK	1	Leroy Seafood Group Asa	12/14/18	—	(312)
		$943	Leucadia National Corp	12/14/18	—	(20,685)
		23	LG Display Co Ltd	12/14/18	—	(3,534)
		20	LG Electronics Inc	12/14/18	—	87,362
		1	LG Household & Healthcare	12/14/18	—	18,628
		95	LG Uplus Corp	12/14/18	—	(23,482)
		917	Liberty Broadband Corp	12/14/18	—	(111,205)
		27	Liberty Global PLC	12/14/18	—	84,513
		21	Liberty Media Siriusxm Group	12/14/18	—	20,152
	JPY	26	Lion Corp	12/14/18	—	14,325
		$6	Live Nation Entertainment	12/14/18	—	7,127
	CHF	37	Logitech International SA	12/14/18	—	117,728
		3	Lonza Group Ag	12/14/18	—	(10,379)
		$3	Lotte Chemical Corp	12/14/18	—	48,149
		10	Lyondellbasell Industries NV	12/14/18	—	45,354
	JPY	111,891	Mabuchi Motor Co Ltd	12/14/18	—	59,604
		104,446	Makita Corporation	12/14/18	—	(13,543)
		$20	Mallinckrodt PLC	12/14/18	—	(32,935)
		10	Manpowergroup	12/14/18	—	40,275
		328	Marriott International Inc	12/14/18	—	(146)
	JPY	110,034	Marui Group Co Ltd	12/14/18	—	71,427
		$66	Marvell Technology Group Ltd	12/14/18	—	41,772
		27	Mastec Inc	12/14/18	—	14,749
		737	Mattle Inc	12/14/18	—	97,976
	JPY	59	Mazda Motor Corp	12/14/18	—	(122,626)
		110,137	McDonalds Holdings Company (Japan) Ltd	12/14/18	—	31,441
		$6	Mckesson Corp	12/14/18	—	(35,423)
	GBP	175	Mediclinic International plc	12/14/18	—	889
		$788	Medidata Solutions Inc	12/14/18	—	19,384

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	JPY	67,267		MEIJI Holdings Co Ltd	12/14/18	$—	$7,464
		$22		Michael Kors Holdings Ltd	12/14/18	—	(16,307)
		43		Michaels Cos Inc	12/14/18	—	(92,345)
		594		Microsemi Corp	12/14/18	—	20,714
	HKD	148		Minth Group Ltd	12/14/18	—	10,408
	JPY	108,512		MISUMI Group Inc	12/14/18	—	(85,452)
		51		Mitsubishi Chemical Holdings Co	12/14/18	—	7,386
		66		Mitsubishi Electric Corp	12/14/18	—	43,358
		51		Mitsubishi Gas Chemical Co	12/14/18	—	53,471
		47		Mitsubishi Tanabe Pharma Corp	12/14/18	—	523
		103		Mitsubishi UFJ Lease & Finance Co	12/14/18	—	(7,801)
		309		Mitsui O.S.K. Lines Ltd	12/14/18	—	8,398
		38,413		mixi Inc	12/14/18	—	(19,626)
		$16		Molina Healthcare Inc	12/14/18	—	6,256
		939		Molson Coors Brewing Company	12/14/18	—	17,506
		944		Monster Beverage Corporation	12/14/18	—	25,046
	GBP	319		Morrison (WM) Supermarkets	12/14/18	—	11,428
		$588		Mosizolyator ZAO	12/14/18	—	(12,402)
		1		Nabors Industries Ltd	12/14/18	—	(745)
	EUR	41		Natixis	12/14/18	—	3,671
		$14		NCR Corp	12/14/18	—	22,546
		1		NCsoft Corp	12/14/18	—	8,212
		74		Ned Davis research Inc	12/14/18	—	(651)
	EUR	26		Neste Oyj	12/14/18	—	(84,765)
		$954		New York Community Bancorp Inc	12/14/18	—	49,364
	AUD	1,196		Newcrest Mining Limited	12/14/18	—	(112,642)
		$920		Newell Brands Inc	12/14/18	—	(13,341)
		1		Newmarket Corp	12/14/18	—	1,667
	GBP	843		Next Plc	12/14/18	—	139,827
	JPY	109,827		NGK Insulators Ltd	12/14/18	—	34,837
		70,057		NGK SPARK PLUG Co Ltd	12/14/18	—	(1,393)
		5		Nichirei Corp	12/14/18	—	(2,427)
		59		Nikon Corp	12/14/18	—	10,189
	HKD	371		Nine Dragons Paper Holdings Ltd	12/14/18	—	83,565
	JPY	173		Nippon Express Co Ltd	12/14/18	—	(14,590)
		104,987		Nippon Shinyaku Co Ltd	12/14/18	—	(16,698)
		8		Nippon Telegraph & Telephone	12/14/18	—	(7,576)
		106,421		Nissan Chemical Indutries Ltd	12/14/18	—	(33,074)
		10,973		Nissan Motor Co Ltd	12/14/18	—	3,035
	DKK	26		Novo Nordisk A/S	12/14/18	—	(16,338)
	JPY	11		NTT Data Corp	12/14/18	—	(12,541)
		$61		Nuance Communications Inc	12/14/18	—	16,735
		908		NuVasive Inc	12/14/18	—	(36,971)
		962		NVIDIA Corp	12/14/18	—	(32,142)
		—	*	NVR Inc	12/14/18	—	6,848
	JPY	72,767		OBIC Co Ltd	12/14/18	—	(46,771)
	CHF	866		OC Oerlikon Corp AG	12/14/18	—	(98,697)
	JPY	106,685		Odakyu Electric Co Ltd	12/14/18	—	27,558
		215		OJI Holdings Corp	12/14/18	—	2,369
		112,336		Olympus Corporation	12/14/18	—	60,065
		108,325		Ono Pharmaceutical Co Ltd	12/14/18	—	58,526
		$5		Open Source Health Corp	12/14/18	—	(24)
		984		Orion Corp	12/14/18	—	5,886
	EUR	853		Orpea	12/14/18	—	(7,301)
		$14		Oshkosh Corp	12/14/18	—	16,092
	JPY	5		Otsuka Shokai Co Ltd	12/14/18	—	22,034
		$907		Palo Alto Networks Inc	12/14/18	—	(90,447)
		—	*	Papa Johns International Inc	12/14/18	—	573
		215		Pegatron Corp	12/14/18	—	(1,281)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	HKD	4,411		PetroChina Company Limited	12/14/18	$—	$(4,282)
	EUR	52		Peugeot SA	12/14/18	—	71,831
	JPY	2		Pigeon Corp	12/14/18	—	1,366
		$50		Pilgrims Pride Corp	12/14/18	—	33,946
	EUR	17		Plastic Omnium SA	12/14/18	—	10,349
		$19		Popular Inc	12/14/18	—	14,042
	EUR	10		Porsche Automobil Holding SE	12/14/18	—	51,422
		$883		Porteme-Portas e derivado SA	12/14/18	—	(75,660)
		—	*	Posco	12/14/18	—	1,444
		398		Pou Chen	12/14/18	—	(14,319)
		17		Pra Health Sciences Inc	12/14/18	—	50,792
		875		Proofpoint Inc	12/14/18	—	(54,753)
	EUR	168		Qutokumpu Oyj	12/14/18	—	(4,866)
	AUD	1,226		Ramsay Health Care Ltd	12/14/18	—	16,357
	EUR	16		Randstad Holdings NV	12/14/18	—	18,339
		$36		Realogy Holdings Corp	12/14/18	—	12,175
	GBP	733		Rentokil Initial PLC	12/14/18	—	(70,268)
		$932		ResMed Inc	12/14/18	—	(68,060)
	JPY	107		Ricoh Co Ltd	12/14/18	—	(13,011)
		$932		Rite Aid Corporation	12/14/18	—	322,379
	JPY	5		Rohm Co Ltd	12/14/18	—	3,514
	GBP	110		Rolls-Royce Holdings PLC	12/14/18	—	(29,816)
		$14		Ross Stores Inc	12/14/18	—	(11,016)
		835		S-Oil Corporation	12/14/18	—	5,049
	EUR	13		Safran SA	12/14/18	—	(68,007)
	NOK	33		Salmar Asa	12/14/18	—	(67,582)
		$771		Samsung Electro-Mechanics Co Ltd	12/14/18	—	(124,881)
		1		Samsung Electronics Co Ltd	12/14/18	—	89,493
		792		Samsung SDI Co Ltd	12/14/18	—	(121,447)
	EUR	11		Sanofi	12/14/18	—	(23,351)
	JPY	105,835		Santen Pharmaceutical Co Ltd	12/14/18	—	(33,327)
	SGD	263		Sats Ltd	12/14/18	—	48,981
	EUR	860		SBM Offshore NV	12/14/18	—	(37,938)
		13		Schneider Electric SA	12/14/18	—	1,441
		$25		Seagate Technology PLC	12/14/18	—	167,673
	JPY	4		Secom Co Ltd	12/14/18	—	(7,139)
	SEK	7,364		Securitas AB Class B	12/14/18	—	(8,541)
	AUD	1,231		Seek Limited	12/14/18	—	11,489
	JPY	62		Sega Sammy Holdings Inc	12/14/18	—	7,549
	HKD	3,889		SembCorp Industries Ltd	12/14/18	—	(25,200)
	JPY	104,927		Shimadzu Corp	12/14/18	—	(64,851)
		7		Shimamura Co Ltd	12/14/18	—	(25,550)
		105,522		Shimano Inc	12/14/18	—	35,472
	GBP	754		SHIRE PLC	12/14/18	—	15,712
	JPY	30		Showa Shell Sekiyu KK	12/14/18	—	(3,139)
		$149		SiliConware Precision Industries Co Ltd	12/14/18	—	(3,013)
	SGD	392		Singapore technogies Engeineering Ltd	12/14/18	—	(27,901)
		$5		SK Holdings Co Ltd	12/14/18	—	(20,756)
		11		SK Hynix Inc	12/14/18	—	44,241
		7		Sk Innovation Co Ltd	12/14/18	—	5,117
	SEK	39		Skanska Ab	12/14/18	—	(2,412)
		$922		Snyders-Lance Inc	12/14/18	—	(4,908)
	EUR	19		Societe Generale Group	12/14/18	—	(19,177)
	JPY	107,926		Sohgo Security Services Co Ltd	12/14/18	—	68,584
		10		Sony Corp	12/14/18	—	3,662
	GBP	25		Spectris Plc	12/14/18	—	7,861
		18		Spirax-Sarco Engineering Plc	12/14/18	—	7,050
		$936		Spirit Airlines Inc	12/14/18	—	37,795
		944		Splunk Inc	12/14/18	—	(55,437)
	JPY	90,190		Stanley Electric Co Ltd	12/14/18	—	(24,901)
		$101		Staples Inc	12/14/18	—	(15,038)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	JPY	12	Start Today Co Ltd	12/14/18	$—	$8,229
		$935	Stichtingadministratiekantoor Veba Veher BV	12/14/18	—	(23,734)
	EUR	81	Stmicroelectronics NV	12/14/18	—	163,812
		47	Stora Enso Oyj	12/14/18	—	22,284
		17	Suedzucker AG	12/14/18	—	35,077
	JPY	77	Sumitomo Corp	12/14/18	—	9,276
		52	Sumitomo Dainippon Pharma Co	12/14/18	—	(29,449)
		139	Sumitomo Heavy Industries	12/14/18	—	45,393
	HKD	100	Sunny Optical Tech Group Co	12/14/18	—	150,339
		$38	Sunstone Hotel Investors Inc	12/14/18	—	(2,314)
	JPY	111,701	Suruga Bank Ltd	12/14/18	—	20,451
		9	Suzuken Co Ltd	12/14/18	—	1,434
	SEK	8,380	Svenska Cellulosa Aktiebolaget SCA Class B	12/14/18	—	(44,744)
		30	Swedish Match AB	12/14/18	—	(12,136)
	CHF	10	Swiss Re Ltd	12/14/18	—	(25,861)
	AUD	1,287	Sydney Airport	12/14/18	—	49,065
		$15	Synopsys Inc	12/14/18	—	37,767
	JPY	104,079	SYSMEX Corp	12/14/18	—	(18,182)
	EUR	4	Technip SA	12/14/18	—	(12,360)
		$44	Tegna Inc	12/14/18	—	61,143
	SEK	8,217	Tele2 AB	12/14/18	—	(55,699)
		8,307	Telefonaktiebolaget LM Ericsson	12/14/18	—	22,334
	NOK	24	Telenor ASA	12/14/18	—	(3,176)
	CHF	929	Temenos Group AG	12/14/18	—	(17,401)
		$33	Teradata Corp	12/14/18	—	27,798
		161	Tesaro Inc	12/14/18	—	(25,072)
	GBP	378	Tesco PLC	12/14/18	—	(49,265)
		$890	Tesla Inc	12/14/18	—	(101,314)
	EUR	10	Thales	12/14/18	—	(29,718)
	HKD	3,880	The Bank of East Asia Ltd	12/14/18	—	(32,174)
	GBP	125	The Berkeley Group Holdings PLC	12/14/18	—	(2,195)
		$937	The Coca-colla Co	12/14/18	—	(6,589)
	JPY	38,622	The Hiroshima Bank Ltd	12/14/18	—	4,728
		$374	The Kraft Heinz Co	12/14/18	—	(5,855)
		942	The Madison Square Garden Co	12/14/18	—	(31,484)
		547	The Scotts Miracle-Gro Company	12/14/18	—	17,018
	CHF	895	The Swatch Group AG	12/14/18	—	(61,436)
		$936	The Wendys Co	12/14/18	—	(4,666)
		168	Tiffany & Co	12/14/18	—	326
	HKD	418	Tingyi (Cayman Island) Holdings	12/14/18	—	(34,194)
		$7	Toll Brothers Inc	12/14/18	—	2,004
	JPY	95	Toppan Printing Co Ltd	12/14/18	—	(11,280)
		106,541	Toray Industries Inc	12/14/18	—	(8,816)
		1	Toyota Boshoku Corp	12/14/18	—	(567)
		36	Toyota Tsusho Corp	12/14/18	—	26,490
	AUD	1,249	TPG Telecom Limited	12/14/18	—	86,519
		$940	TransDigm Group Inc	12/14/18	—	130,903
	HKD	3,817	Treasury Wine Estates Limited	12/14/18	—	(80,306)
	JPY	104,237	Tsuruha Holdings Inc	12/14/18	—	12,546
		$926	Tyler Technologies Inc	12/14/18	—	19,061
		15	Tyson Foods Inc - Class A	12/14/18	—	7,956
		869	Ubiquiti Networks Inc	12/14/18	—	(54,015)
	EUR	815	UCB SA	12/14/18	—	(58,233)
		$944	United Bankshares Inc	12/14/18	—	(6,995)
	EUR	458	United Internet AG	12/14/18	—	(54,537)
		$912	United Microelectronics Corporation	12/14/18	—	(7,620)
		1	Universal Health Services Inc	12/14/18	—	213
	EUR	37	Upm-Kymmene Corp	12/14/18	—	(81,378)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)		$936	USG Corp	12/14/18	$—	$(63,302)
		41	UT state wide transportation & utilities	12/14/18	—	(16,163)
	EUR	16	Valeo SA	12/14/18	—	21,367
		$3	Valero Energy Corp	12/14/18	—	(4,008)
	EUR	360	Vallourec SA	12/14/18	—	4,522
		$945	Verisk Analytics Inc	12/14/18	—	(10,643)
	DKK	14	Vestas Wind Systems A/S	12/14/18	—	98,838
		$623	ViaSat Inc	12/14/18	—	9,063
		925	Visa Inc	12/14/18	—	(25,133)
		185	Volksbank Euskirchen EG	12/14/18	—	9,499
	EUR	488	Volkswagen AG	12/14/18	—	(45,937)
	SEK	6,823	Volvo AB Class B	12/14/18	—	(25,668)
		$38	VWR Corp	12/14/18	—	20,643
		89	Wabtec Corporation	12/14/18	—	282
	AUD	1,192	Want Want China Holdings Limited	12/14/18	—	(82,729)
		$6	Wellcare Health Plans Inc	12/14/18	—	32,393
		913	Wex Inc	12/14/18	—	(4,525)
	GBP	686	Whitbread PLC	12/14/18	—	(52,070)
	DKK	6,447	William Demant Holding A/S	12/14/18	—	(41,942)
	GBP	258	William Hill PLC	12/14/18	—	(89,455)
		3	Wolseley PLC	12/14/18	—	(1,520)
		$920	WR Grace & Co	12/14/18	—	(20,728)
		928	Wynn Resorts Ltd	12/14/18	—	(105,669)
		134	Xerox Corp	12/14/18	—	(112,351)
	HKD	670	Xinyi Glass Holdings Ltd	12/14/18	—	54,889
		$952	XPO Logistics Inc	12/14/18	—	4,213
	JPY	94	Yamada Denki Co Ltd	12/14/18	—	(5,683)
		106,799	Yamaha Corporation	12/14/18	—	32,272
		49	Yamazaki Baking Co Ltd	12/14/18	—	16,088
		109,356	YASKAWA Electric Corp	12/14/18	—	(40,138)
		$2,293	Yuanta Financial Holding Co	12/14/18	—	21,896
		932	Yum! Brands Inc	12/14/18	—	(22,229)
	EUR	919	Zodiac Aerospace	12/14/18	—	(151,923)

TOTAL					$(44,868)	$(2,235,816)

*	Rounds to less than 1,000.

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

+	Contracts subject to $0.060 financing fee.

~	Contracts subject to $0.040 financing fee.

^	Contracts subject to $0.997 financing fee.

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,042,548,035

Gross unrealized gain	41,207,546
Gross unrealized loss	(27,102,790)

Net unrealized security gain	$14,104,756

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd. and the Cayman Commodity — MMA II, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, were incorporated on January 14, 2014 and March 2, 2016, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries pursuant to subscription agreements dated as of September 3, 2015 and July 19, 2016, respectively, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of January 31, 2017, the Fund’s net assets were $1,198,327,772, of which, $28,337,939, or 2.4%, represented the Cayman Commodity — MMA, Ltd.’s net assets and $8,646,510, or 0.7%, represented the Cayman Commodity — MMA II, Ltd.’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Securities Sold Short — Securities sold short are those securities which a Fund has sold but which it does not own. When a Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, a Fund may also

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$197,794,923	$—
Bank Loans	—	52,156,748	4,463,406
Asset-Backed Securities	—	851,658	12,677
Foreign Debt Obligations	—	2,407,620	—
Municipal Debt Obligations	—	4,208,950	—
U.S. Treasury Obligations	13,913,483	—	—
Common Stock and/or Other Equity Investments(a)
Africa	—	1,937,391	—
Asia	957,373	376,919	—
Australia and Oceania	—	89,209	—
Europe	13,433,560	7,259,216	—
North America	177,036,988	1,066,332	41,472
Investment Company	27,844,866	—	—
Short-term Investments	—	550,800,000	—
Total	$233,186,270	$818,948,966	$4,517,555
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	$(594,276)	$(2,316,479)	$—
North America	(39,551,992)	—	—
Total	$(40,146,268)	$(2,316,479)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$11,874,209	$—
Futures Contracts	3,840,248	—	—
Credit Default Swap Contracts	—	1,587	—
Total Return Swap Contracts	—	16,022,255	—
Total	$3,840,248	$27,898,051	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(12,423,101)	$—
Futures Contracts	(3,732,852)	—	—
Credit Default Swap Contracts	—	(65,692)	—
Total Return Swap Contracts	—	(18,258,071)	—
Total	$(3,732,852)	$(30,746,864)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2017, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$550,800,000	$550,808,461	$562,131,400

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At January 31, 2017, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.560%	$81,597,152
Citigroup Global Markets, Inc.	0.560	82,750,740
Merrill Lynch & Co., Inc.	0.550	386,452,108
TOTAL		$550,800,000

At January 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	2.700% to 3.290%	02/10/31 to 09/08/36
Federal Home Loan Mortgage Corp.	2.500 to 7.500	10/01/31 to 01/01/47
Federal National Mortgage Association	2.500 to 6.000	09/01/17 to 02/01/46
Government National Mortgage Association	2.500 to 5.500	11/15/27 to 01/20/47
Tennessee Valley Authority	4.250	09/15/65
U.S. Treasury Notes	0.615 to 2.000	4/30/17 to 7/31/22
United States Treasury Stripped Securities	0.000	02/15/19 to 8/15/45
The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In light of this, the Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Argentina – 0.1%
160	Banco Macro SA ADR (Banks)	$ 12,022
1,600	Cresud SACIF y A ADR* (Real Estate Management & Development)	27,968
1,760	Grupo Clarin SA Class B GDR (Media)	43,648
850	Grupo Financiero Galicia SA ADR (Banks)	26,409
1,300	Nortel Inversora SA Class B ADR (Diversified Telecommunication Services)	30,524
1,120	Pampa Energia SA ADR* (Electric Utilities)	52,013
1,980	YPF SA ADR (Oil, Gas & Consumable Fuels)	42,907

		235,491

Australia – 1.6%
1,991	Adelaide Brighton Ltd. (Construction Materials)	7,736
3,275	AGL Energy Ltd. (Multi-Utilities)	56,158
1,212	ALS Ltd. (Professional Services)	5,448
23,776	Alumina Ltd. (Metals & Mining)	35,033
1,047	Amcor Ltd. (Containers & Packaging)	11,364
13,439	Ansell Ltd. (Health Care Equipment & Supplies)	242,231
520	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	6,030
180	ASX Ltd. (Capital Markets)	6,813
7,177	Aurizon Holdings Ltd. (Road & Rail)	27,266
30,497	AusNet Services (Electric Utilities)	36,580
329	Australia & New Zealand Banking Group Ltd. (Banks)	7,310
2,365	Bank of Queensland Ltd. (Banks)	21,487
2,560	Bendigo & Adelaide Bank Ltd. (Banks)	24,380
1,061	BHP Billiton Ltd. (Metals & Mining)	21,526
38,677	BlueScope Steel Ltd. (Metals & Mining)	328,882
6,668	Boral Ltd. (Construction Materials)	29,468
2,422	Brambles Ltd. (Commercial Services & Supplies)	19,141
603	carsales.com Ltd. (Internet Software & Services)	4,779
35,466	Challenger Ltd. (Diversified Financial Services)	296,759
9,808	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	31,458

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
312	CIMIC Group Ltd. (Construction & Engineering)	$ 8,121
1,088	Coca-Cola Amatil Ltd. (Beverages)	8,046
303	Cochlear Ltd. (Health Care Equipment & Supplies)	28,783
38,978	CSL Ltd. (Biotechnology)	3,322,875
7,402	CSR Ltd. (Construction Materials)	24,787
2,505	Dexus Property Group (Equity Real Estate Investment Trusts (REITs))	17,065
530	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	23,910
47,251	Downer EDI Ltd. (Commercial Services & Supplies)	222,410
2,355	DUET Group (Multi-Utilities)	5,005
2,076	DuluxGroup Ltd. (Chemicals)	9,568
8,296	Evolution Mining Ltd. (Metals & Mining)	13,492
44,273	Fairfax Media Ltd. (Media)	28,572
8,732	Fortescue Metals Group Ltd. (Metals & Mining)	44,187
6,334	Goodman Group (Equity Real Estate Investment Trusts (REITs))	33,262
6,902	Harvey Norman Holdings Ltd. (Multiline Retail)	26,178
961	Iluka Resources Ltd. (Metals & Mining)	5,515
7,445	Incitec Pivot Ltd. (Chemicals)	21,759
2,397	Independence Group NL (Metals & Mining)	6,890
80,119	Investa Office Fund (Equity Real Estate Investment Trusts (REITs))	273,383
735	IOOF Holdings Ltd. (Capital Markets)	5,077
1,640	JB Hi-Fi Ltd. (Specialty Retail)	34,400
602	LendLease Group (Real Estate Management & Development)	6,437
2,017	Link Administration Holdings Ltd. (IT Services)	11,742
6,815	Macquarie Atlas Roads Group (Transportation Infrastructure)	25,950
112	Macquarie Group Ltd. (Capital Markets)	7,192
277	Magellan Financial Group Ltd. (Capital Markets)	4,942
19,265	Metcash Ltd.* (Food & Staples Retailing)	30,804
18,588	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	28,633
308	National Australia Bank Ltd. (Banks)	7,083

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
2,203	Newcrest Mining Ltd. (Metals & Mining)	$ 36,127
2,269	nib holdings Ltd. (Insurance)	7,929
31,519	Northern Star Resources Ltd. (Metals & Mining)	91,694
391	Orica Ltd. (Chemicals)	5,566
1,305	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	6,998
95,283	Orora Ltd. (Containers & Packaging)	206,167
977	OZ Minerals Ltd. (Metals & Mining)	6,667
138	Perpetual Ltd. (Capital Markets)	4,901
10,965	Primary Health Care Ltd. (Health Care Providers & Services)	31,205
860	QBE Insurance Group Ltd. (Insurance)	8,159
2,771	Qube Holdings Ltd. (Transportation Infrastructure)	4,836
131	Ramsay Health Care Ltd. (Health Care Providers & Services)	6,640
153	REA Group Ltd. (Media)	6,108
1,852	Santos Ltd. (Oil, Gas & Consumable Fuels)	5,634
9,732	Scentre Group (Equity Real Estate Investment Trusts (REITs))	32,475
445	SEEK Ltd. (Professional Services)	4,878
14,101	Seven Network Ltd. (Trading Companies & Distributors)	78,314
10,941	Shopping Centres Australasia Property Group (Equity Real Estate Investment Trusts (REITs))	18,005
899	Sonic Healthcare Ltd. (Health Care Providers & Services)	14,178
3,829	South32 Ltd. (Metals & Mining)	8,014
22,753	Spark Infrastructure Group (Electric Utilities)	40,439
8,809	Stockland (Equity Real Estate Investment Trusts (REITs))	29,069
1,931	Suncorp Group Ltd. (Insurance)	19,092
1,443	Sydney Airport (Transportation Infrastructure)	6,404
1,513	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	5,438
1,488	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	4,899
1,343	Telstra Corp. Ltd. (Diversified Telecommunication Services)	5,095

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
8,650	The GPT Group (Equity Real Estate Investment Trusts (REITs))	$ 30,718
59,725	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	216,361
981	TPG Telecom Ltd. (Diversified Telecommunication Services)	4,819
2,802	Transurban Group (Transportation Infrastructure)	21,682
19,367	Treasury Wine Estates Ltd. (Beverages)	170,856
3,917	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	8,499
887	Wesfarmers Ltd. (Food & Staples Retailing)	27,097
86,849	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	578,967
328	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	7,864

		7,267,711

Austria – 0.2%
332	ams AG (Semiconductors & Semiconductor Equipment)	11,437
859	ANDRITZ AG (Machinery)	46,429
11,365	BUWOG AG* (Real Estate Management & Development)	271,197
1,352	Erste Groupe Bank AG* (Banks)	41,211
20,829	IMMOFINANZ AG* (Real Estate Management & Development)	38,251
1,003	Lenzing AG (Chemicals)	143,300
3,439	OMV AG (Oil, Gas & Consumable Fuels)	120,358
395	Raiffeisen Bank International AG* (Banks)	8,797
1,293	voestalpine AG (Metals & Mining)	54,827
2,309	Wienerberger AG (Construction Materials)	44,572

		780,379

Belgium – 0.1%
510	Ackermans & van Haaren NV (Diversified Financial Services)	69,549
957	Ageas (Insurance)	40,976
1,767	bpost SA (Air Freight & Logistics)	42,745
814	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	91,405

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
1,106	Colruyt SA (Food & Staples Retailing)	$ 54,129
651	Groupe Bruxelles Lambert SA (Diversified Financial Services)	55,480
640	KBC Group NV (Banks)	41,566
433	Ontex Group NV (Personal Products)	13,112
1,270	Proximus SADP (Diversified Telecommunication Services)	36,474
719	Sofina SA (Diversified Financial Services)	97,676
320	Solvay SA (Chemicals)	37,520
615	Telenet Group Holding NV* (Media)	33,001
349	UCB SA (Pharmaceuticals)	24,106
901	Umicore SA (Chemicals)	50,469

		688,208

Brazil – 1.1%
332,922	Ambev SA ADR (Beverages)	1,794,450
9,190	Banco Bradesco SA ADR (Banks)	94,933
3,800	Banco do Brasil SA (Banks)	37,512
3,081	Banco Santander Brasil SA (Banks)	19,802
2,600	BB Seguridade Participacoes SA (Insurance)	23,021
7,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Capital Markets)	44,006
18,600	BR Malls Participacoes SA* (Real Estate Management & Development)	86,554
2,400	BRF SA (Food Products)	33,912
17,400	CCR SA (Transportation Infrastructure)	85,687
400	CETIP SA - Mercados Organizados (Capital Markets)	5,973
1,900	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	18,902
3,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Water Utilities)	32,868
3,200	Cia Hering (Specialty Retail)	15,738
5,500	Cia Siderurgica Nacional SA* (Metals & Mining)	20,173
73,060	Cielo SA (IT Services)	613,984
1,700	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	21,724
5,227	CPFL Energia SA (Electric Utilities)	42,000
13,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	57,134
2,500	Duratex SA* (Paper & Forest Products)	5,984

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
10,100	EDP - Energias do Brasil SA (Electric Utilities)	$ 45,026
1,700	Embraer SA (Aerospace & Defense)	9,710
2,300	Embraer SA ADR (Aerospace & Defense)	52,578
2,480	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	28,175
2,200	Equatorial Energia SA (Electric Utilities)	40,556
1,100	Estacio Participacoes SA (Diversified Consumer Services)	5,550
2,700	Fibria Celulose SA (Paper & Forest Products)	25,177
2,000	Fibria Celulose SA ADR (Paper & Forest Products)	18,440
2,800	Fleury SA (Health Care Providers & Services)	33,758
12,300	Hypermarcas SA (Pharmaceuticals)	109,110
3,100	Iguatemi Empresa de Shopping Centers SA* (Real Estate Management & Development)	29,330
22,363	Itau Unibanco Holding SA ADR (Banks)	264,107
10,000	JBS SA (Food Products)	37,776
6,000	Klabin SA (Containers & Packaging)	30,922
13,700	Kroton Educacional SA (Diversified Consumer Services)	58,739
3,100	Localiza Rent a Car SA (Road & Rail)	36,260
7,400	Lojas Renner SA (Multiline Retail)	56,084
100	M Dias Branco SA (Food Products)	3,933
10,300	MRV Engenharia e Participacoes SA (Household Durables)	41,716
4,300	Multiplan Empreendimentos Imobiliarios SA* (Real Estate Management & Development)	85,226
700	Natura Cosmeticos SA (Personal Products)	5,614
12,900	Odontoprev SA (Health Care Providers & Services)	45,894
19,423	Petroleo Brasileiro SA ADR* (Oil, Gas & Consumable Fuels)	199,280
600	Porto Seguro SA (Insurance)	5,004
7,400	Qualicorp SA (Health Care Providers & Services)	48,400
1,700	Raia Drogasil SA (Food & Staples Retailing)	35,330
900	Sao Martinho SA (Food Products)	5,845
500	Smiles SA (Media)	8,252

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
12,300	Telefonica Brasil SA ADR (Diversified Telecommunication Services)	$ 181,794
8,100	TIM Participacoes SA (Wireless Telecommunication Services)	23,003
4,000	Tim Participacoes SA ADR (Wireless Telecommunication Services)	56,520
3,400	TOTVS SA (Software)	28,158
4,200	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	28,602
13,600	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	285,396
2,400	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial Services & Supplies)	18,256
16,500	WEG SA (Machinery)	83,304

		5,125,182

British Virgin Islands* – 0.0%
4,600	Lenta Ltd. (Food & Staples Retailing)	36,288
2,567	Lenta Ltd. GDR (Food & Staples Retailing)	20,177
300	Luxoft Holding, Inc. (IT Services)	17,655
2,550	Mail.Ru Group Ltd. GDR (Internet Software & Services)	46,282

		120,402

Canada – 2.6%
700	Agnico Eagle Mines Ltd. (Metals & Mining)	33,390
13,600	Alamos Gold, Inc. Class A (Metals & Mining)	102,007
4,500	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	117,233
1,800	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	28,012
1,100	Bank of Montreal (Banks)	83,207
600	Barrick Gold Corp. (Metals & Mining)	11,057
1,500	BCE, Inc. (Diversified Telecommunication Services)	67,620
16,292	Birchcliff Energy Ltd.* (Oil, Gas & Consumable Fuels)	100,413
1,500	Brookfield Asset Management, Inc. Class A (Capital Markets)	51,873
14,885	Canadian Energy Services & Technology Corp. (Energy Equipment & Services)	88,195

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
600	Canadian Imperial Bank of Commerce (Banks)	$ 51,094
300	Canadian National Railway Co. (Road & Rail)	20,851
1,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	33,256
15,487	Canadian Pacific Railway Ltd.	2,340,737
800	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	85,081
475	CCL Industries, Inc. Class B (Containers & Packaging)	97,756
2,400	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	32,756
400	CGI Group, Inc. Class A* (IT Services)	19,234
1,500	CI Financial Corp. (Capital Markets)	31,354
2,800	Constellation Software, Inc. (Software)	1,264,664
20,100	Corus Entertainment, Inc. Class B (Media)	199,571
2,700	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	31,477
19,900	Crew Energy, Inc.* (Oil, Gas & Consumable Fuels)	88,546
6,800	Detour Gold Corp.* (Metals & Mining)	92,234
2,600	Dollarama, Inc. (Multiline Retail)	196,911
2,400	Emera, Inc. (Electric Utilities)	83,809
53,959	Encana Corp. (Oil, Gas & Consumable Fuels)	688,768
11,800	Enerplus Corp. (Oil, Gas & Consumable Fuels)	105,191
300	Fairfax Financial Holdings Ltd. (Insurance)	140,173
3,900	Fortis, Inc. (Electric Utilities)	125,399
1,100	Franco-Nevada Corp. (Metals & Mining)	71,550
21,700	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	567,660
3,700	Goldcorp, Inc. (Metals & Mining)	59,829
2,200	Great-West Lifeco, Inc. (Insurance)	60,290
19,663	HudBay Minerals, Inc. (Metals & Mining)	153,980
1,400	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	46,026
2,200	Intact Financial Corp. (Insurance)	160,632
300	Keyera Corp. (Oil, Gas & Consumable Fuels)	8,807
4,300	Kinaxis, Inc.* (Software)	217,074
13,100	Kirkland Lake Gold Ltd.* (Metals & Mining)	93,927
800	Loblaw Cos. Ltd. (Food & Staples Retailing)	42,046

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
32,212	Lundin Mining Corp.* (Metals & Mining)	$ 197,047
900	Magna International, Inc. (Auto Components)	38,933
15,100	Manulife Financial Corp. (Insurance)	289,525
1,200	Metro, Inc. (Food & Staples Retailing)	36,454
8,200	Milestone Apartments Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	132,334
1,900	National Bank of Canada (Banks)	82,016
8,200	New Flyer Industries, Inc. (Machinery)	262,778
39,600	OceanaGold Corp. (Metals & Mining)	137,554
600	Onex Corp. (Diversified Financial Services)	41,987
6,900	Open Text Corp.	236,244
13,300	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	154,745
901	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	27,953
2,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	40,931
1,800	Power Corp. of Canada (Insurance)	42,232
1,600	Power Financial Corp. (Insurance)	41,572
25,600	Pure Industrial Real Estate Trust (Equity Real Estate Investment Trusts (REITs))	111,942
21,500	Raging River Exploration, Inc.* (Oil, Gas & Consumable Fuels)	156,304
5,000	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	99,942
13,860	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	449,618
1,100	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	47,719
1,300	Royal Bank of Canada (Banks)	93,470
1,500	Saputo, Inc. (Food Products)	55,228
6,200	Seven Generations Energy Ltd. Class A* (Oil, Gas & Consumable Fuels)	123,929
2,600	Shaw Communications, Inc. Class B (Media)	56,086
1,700	Silver Wheaton Corp. (Metals & Mining)	37,586
900	SNC-Lavalin Group, Inc. (Construction & Engineering)	38,787
29,501	Spartan Energy Corp.* (Oil, Gas & Consumable Fuels)	64,613

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
1,900	Sun Life Financial, Inc. (Insurance)	$ 74,992
900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	27,915
1,300	Teck Resources Ltd. Class B (Metals & Mining)	31,859
300	TELUS Corp. (Diversified Telecommunication Services)	10,015
8,400	TFI International, Inc. (Road & Rail)	227,357
900	The Bank of Nova Scotia (Banks)	53,782
1,700	The Toronto-Dominion Bank (Banks)	88,067
210	Thomson Reuters Corp. (Capital Markets)	9,413
2,100	Tourmaline Oil Corp.* (Oil, Gas & Consumable Fuels)	49,093
700	TransCanada Corp. (Oil, Gas & Consumable Fuels)	33,024
2,000	Valeant Pharmaceuticals International, Inc.* (Pharmaceuticals)	27,604
5,100	Westshore Terminals Investment Corp. (Transportation Infrastructure)	99,982
22,400	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	178,339

		11,902,661

Chile – 0.3%
69,414	AES Gener SA (Independent Power and Renewable Electricity Producers)	23,800
55,257	Aguas Andinas SA Class A (Water Utilities)	29,984
6,112	AntarChile SA (Industrial Conglomerates)	66,875
421,710	Banco de Chile (Banks)	50,313
767	Banco de Credito e Inversiones (Banks)	39,452
736,938	Banco Santander Chile (Banks)	39,905
25,900	Banmedica SA (Health Care Providers & Services)	51,514
26,932	Cencosud SA (Food & Staples Retailing)	78,270
2,996	Cia Cervecerias Unidas SA (Beverages)	33,876
133,855	Colbun SA (Independent Power and Renewable Electricity Producers)	25,819
27,172	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	17,456
8,150	Empresa Nacional de Telecomunicaciones SA* (Wireless Telecommunication Services)	88,234

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chile – (continued)
36,806	Empresas CMPC SA (Paper & Forest Products)	$ 79,494
13,113	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	134,123
105,865	Enel Americas SA (Electric Utilities)	18,951
7,100	Enersis Americas SA ADR (Electric Utilities)	64,113
3,200	Enersis Chile SA ADR (Electric Utilities)	15,424
5,914	Engie Energia Chile SA (Electric Utilities)	9,823
3,050,835	Itau CorpBanca (Banks)	25,031
9,063	Latam Airlines Group SA* (Airlines)	83,321
26,205	Parque Arauco SA (Real Estate Management & Development)	63,357
29,803	Quinenco SA (Industrial Conglomerates)	80,374
17,826	SACI Falabella (Multiline Retail)	144,513
29,512	Sociedad Matriz del Banco de Chile SA (Banks)	10,021
2,320	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	74,982
34,431	SONDA SA (IT Services)	55,996
18,774	Vina Concha y Toro SA (Beverages)	30,527

		1,435,548

China – 4.6%
19,000	3SBio, Inc.*(a) (Biotechnology)	18,553
4,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	46,214
101,000	Agricultural Bank of China Ltd. Class H (Banks)	42,190
10,000	Air China Ltd. Class H (Airlines)	7,155
9,503	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	962,749
104,000	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	53,717
25,500	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	82,058
6,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	19,097
8,599	Baidu, Inc. ADR* (Internet Software & Services)	1,505,427
86,000	Bank of China Ltd. Class H (Banks)	38,951
49,000	Bank of Communications Co. Ltd. Class H (Banks)	36,042
79,000	BBMG Corp. Class H (Construction Materials)	30,317

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
28,000	Beijing Capital International Airport Co. Ltd. (Transportation Infrastructure)	$ 27,088
7,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	34,894
50,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	34,679
46,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	28,039
305,600	Brilliance China Automotive Holdings Ltd. (Automobiles)	430,511
5,000	Byd Co. Ltd. Class H (Automobiles)	27,659
85,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	23,968
200	China Biologic Products, Inc.* (Biotechnology)	22,788
42,000	China Coal Energy Co. Ltd. Class H* (Oil, Gas & Consumable Fuels)	21,902
32,000	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	38,515
14,500	China Conch Venture Holdings Ltd. (Machinery)	27,840
414,000	China Construction Bank Corp. Class H (Banks)	306,935
58,000	China Eastern Airlines, Corp. Ltd. Class H (Airlines)	29,250
19,000	China Everbright Bank Co. Ltd. Class H (Banks)	9,145
18,000	China Everbright International Ltd. (Commercial Services & Supplies)	21,831
62,000	China Evergrande Group (Real Estate Management & Development)	43,187
5,000	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	4,642
21,000	China Hongqiao Group Ltd. (Metals & Mining)	21,575
13,000	China Huarong Asset Management Co. Ltd. Class H*(a) (Capital Markets)	4,928
81,000	China Huishan Dairy Holdings Co. Ltd. (Food Products)	30,245
8,000	China Life Insurance Co. Ltd. Class H (Insurance)	22,037
46,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	37,574

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
22,000	China Medical System Holdings Ltd. (Pharmaceuticals)	$ 35,850
23,000	China Mengniu Dairy Co. Ltd. (Food Products)	42,933
13,500	China Merchants Bank Co. Ltd. Class H (Banks)	33,809
269,264	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	719,834
6,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	6,603
298,000	China Mobile Ltd. (Wireless Telecommunication Services)	3,353,281
129,000	China Molybdenum Co. Ltd. Class H (Metals & Mining)	37,494
64,000	China National Building Material Co. Ltd. Class H (Construction Materials)	37,429
26,000	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	27,735
32,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	93,966
92,800	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	329,626
168,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	132,708
48,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	17,298
25,500	China Railway Construction Corp. Ltd. Class H (Construction & Engineering)	35,381
41,000	China Railway Group Ltd. Class H (Construction & Engineering)	35,888
16,000	China Resources Beer Holdings Co. Ltd.* (Beverages)	32,498
14,000	China Resources Gas Group Ltd. (Gas Utilities)	44,245
22,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	37,785
27,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	57,059
48,000	China Southern Airlines Co. Ltd. Class H (Airlines)	27,491
18,000	China State Construction International Holdings Ltd. (Construction & Engineering)	29,249

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
56,000	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	$ 26,440
42,000	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	49,574
11,800	China Vanke Co. Ltd. Class H (Real Estate Management & Development)	29,934
13,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	7,916
34,000	CITIC Ltd. (Industrial Conglomerates)	50,405
229,200	CITIC Securities Co. Ltd. Class H (Capital Markets)	466,407
1,370,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,710,793
83,000	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	47,593
56,000	CRRC Corp. Ltd. Class H (Machinery)	54,495
54,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	60,775
47,067	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	2,033,765
114,000	Datang International Power Generation Co. Ltd. Class H (Independent Power and Renewable Electricity Producers)	29,560
32,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	33,924
65,000	Geely Automobile Holdings Ltd. (Automobiles)	76,825
2,200	GF Securities Co. Ltd. Class H (Capital Markets)	4,703
47,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	5,849
21,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	21,042
52,000	Guangdong Investment Ltd. (Water Utilities)	64,527
22,000	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	30,004
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (Pharmaceuticals)	29,344
20,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	26,165
17,200	Haitong Securities Co. Ltd. (Capital Markets)	30,859
40,000	Hengan International Group Co. Ltd. (Personal Products)	327,490

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
62,000	Huadian Power International Co. Ltd. Class H (Independent Power and Renewable Electricity Producers)	$ 26,352
112,000	Huaneng Power International Inc. Class H (Independent Power and Renewable Electricity Producers)	72,654
90,000	Huaneng Renewables Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	27,930
2,400	Huatai Securities Co. Ltd.(a) (Capital Markets)	4,629
451,000	Industrial and Commercial Bank of China Ltd. Class H (Banks)	275,734
19,123	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	543,093
30,000	Jiangsu Expressway Co. Ltd. (Transportation Infrastructure)	37,572
29,000	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	50,081
36,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	28,591
22,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	14,410
34,500	Longfor Properties Co. Ltd. (Real Estate Management & Development)	49,669
26,000	Luye Pharma Group Ltd. (Pharmaceuticals)	17,179
80,000	Maanshan Iron & Steel Co. Ltd.* (Metals & Mining)	29,317
594	NetEase, Inc. ADR (Internet Software & Services)	150,817
1,100	New China Life Insurance Co. Ltd. (Insurance)	5,307
800	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	38,040
114,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	90,565
93,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	477,069
6,200	Qinqin Foodstuffs Group Cayman Co. Ltd.* (Food Products)	1,966
28,000	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	38,395
36,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	23,550

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
68,000	Shanghai Electric Group Co. Ltd.* (Electrical Equipment)	$ 30,947
9,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	29,858
32,800	Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health Care Providers & Services)	83,534
10,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	61,684
112,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	32,967
84,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	52,014
12,800	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	58,495
35,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	31,092
2,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	11,719
156,375	Tencent Holdings Ltd. (Internet Software & Services)	4,088,481
12,000	The People’s Insurance Co. Group of China Ltd. (Insurance)	4,674
24,000	Tingyi Cayman Islands Holding Corp. (Food Products)	27,281
3,000	TravelSky Technology Ltd. Class H (IT Services)	6,739
8,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	31,944
36,000	Uni-President China Holdings Ltd. (Food Products)	27,506
1,500	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	16,980
60,000	Want Want China Holdings Ltd. (Food Products)	42,807
3,000	Weichai Power Co. Ltd. Class H (Machinery)	5,316
26,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	26,115
4,000	Zhuzhou CRRC Times Electric Co. Ltd. (Electrical Equipment)	22,790
130,000	Zijin Mining Group Co. Ltd. Class H (Metals & Mining)	44,481

		21,218,597

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Colombia – 0.1%
7,435	Almacenes Exito SA (Food & Staples Retailing)	$ 39,657
2,040	Banco de Bogota SA (Banks)	41,752
3,315	Bancolombia SA (Banks)	28,880
1,300	Bancolombia SA ADR (Banks)	49,218
17,310	Celsia SA ESP (Electric Utilities)	25,153
9,553	Cementos Argos SA (Construction Materials)	38,084
2,724	Corp. Financiera Colombiana SA (Diversified Financial Services)	32,095
9,100	Ecopetrol SA ADR* (Oil, Gas & Consumable Fuels)	85,540
87,483	Empresa de Energia de Bogota SA ESP (Gas Utilities)	53,840
71,482	Empresa de Telecomunicaciones de Bogota* (Diversified Telecommunication Services)	15,593
6,963	Grupo Argos SA (Construction Materials)	46,091
3,202	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	42,697
9,038	Grupo Nutresa SA (Food Products)	74,350
18,131	Interconexion Electrica SA ESP (Electric Utilities)	65,463

		638,413

Croatia – 0.0%
167	Atlantic Grupa (Food Products)	22,193
3,893	Hrvatski Telekom dd (Diversified Telecommunication Services)	98,100
410	Podravka Prehrambena Ind DD (Food Products)	24,371
10,000	Valamar Riviera DD (Hotels, Restaurants & Leisure)	56,884
2,800	Zagrebacka Banka dd* (Banks)	24,883

		226,431

Cyprus – 0.0%
2,300	QIWI PLC ADR (IT Services)	31,533

Czech Republic – 0.1%
6,933	CEZ AS (Electric Utilities)	118,749
3,039	Komercni banka AS (Banks)	107,467
8,215	Moneta Money Bank AS*(a) (Banks)	27,161
3,623	O2 Czech Republic AS (Diversified Telecommunication Services)	37,488

Shares	Description	Value
Common Stocks – (continued)
Czech Republic – (continued)
4,957	Unipetrol AS (Chemicals)	$ 38,022

		328,887

Denmark – 0.9%
22	AP Moller - Maersk A/S Class B (Marine)	36,875
952	Carlsberg A/S Class B (Beverages)	86,125
19,104	Chr Hansen Holding A/S (Chemicals)	1,166,183
18,369	Coloplast A/S Class B (Health Care Equipment & Supplies)	1,317,155
1,657	Danske Bank A/S (Banks)	55,268
1,386	DSV A/S (Road & Rail)	67,401
141	Genmab A/S* (Biotechnology)	27,306
2,105	GN Store Nord A/S (Health Care Equipment & Supplies)	47,017
2,011	ISS A/S (Commercial Services & Supplies)	71,608
1,529	Jyske Bank A/S (Banks)	78,773
230	Novo Nordisk A/S Class B (Pharmaceuticals)	8,312
27,833	Novozymes A/S Class B (Chemicals)	1,084,933
4,501	Royal Unibrew A/S (Beverages)	170,737
16,909	TDC A/S* (Diversified Telecommunication Services)	89,095
110	Vestas Wind Systems A/S (Electrical Equipment)	7,714

		4,314,502

Finland – 0.2%
232	Amer Sports Oyj (Leisure Products)	6,147
528	Elisa Oyj (Diversified Telecommunication Services)	17,792
4,508	Fortum Oyj (Electric Utilities)	71,924
1,078	Huhtamaki Oyj (Containers & Packaging)	39,578
1,839	Kesko Oyj Class B (Food & Staples Retailing)	93,055
196	Kone Oyj Class B (Machinery)	8,861
1,457	Metso Oyj (Machinery)	44,793
2,401	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	83,538
1,714	Nokia Oyj (Communications Equipment)	7,696
906	Nokian Renkaat Oyj (Auto Components)	33,987
1,423	Orion Oyj Class B (Pharmaceuticals)	66,239
3,035	Outokumpu Oyj* (Metals & Mining)	27,158
549	Sampo Oyj Class A (Insurance)	25,423
8,209	Sanoma Oyj (Media)	74,615

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
19,394	Sponda OYJ (Real Estate Management & Development)	$ 88,151
2,836	Stora Enso Oyj Class R (Paper & Forest Products)	32,183
1,377	Tieto OYJ (IT Services)	38,105
789	UPM-Kymmene Oyj (Paper & Forest Products)	17,895
14,495	Valmet Oyj (Machinery)	229,175

		1,006,315

France – 2.8%
291	Aeroports de Paris (Transportation Infrastructure)	32,291
54	Air Liquide SA (Chemicals)	5,830
2,517	Alstom SA* (Machinery)	71,418
576	Altran Technologies SA* (IT Services)	8,523
187	Amundi SA(a) (Capital Markets)	10,255
398	Arkema SA (Chemicals)	39,307
251	Atos SE (IT Services)	26,705
1,190	AXA SA (Insurance)	29,247
59	BioMerieux (Health Care Equipment & Supplies)	9,334
8,530	BNP Paribas SA (Banks)	545,680
11,747	Bollore SA (Air Freight & Logistics)	46,982
1,092	Bouygues SA (Construction & Engineering)	39,679
656	Bureau Veritas SA (Professional Services)	12,847
351	Capgemini SA (IT Services)	28,578
676	Casino Guichard-Perrachon SA (Food & Staples Retailing)	36,451
127	Christian Dior SE (Textiles, Apparel & Luxury Goods)	27,262
578	Cie de Saint-Gobain (Building Products)	28,400
400	Cie Generale des Etablissements Michelin (Auto Components)	42,973
5,701	Cie Plastic Omnium SA (Auto Components)	193,415
2,132	CNP Assurances (Insurance)	40,066
1,793	Credit Agricole SA (Banks)	23,796
389	Danone SA (Food Products)	24,386
544	Dassault Systemes (Software)	42,113
571	Edenred (Commercial Services & Supplies)	12,449
742	Eiffage SA (Construction & Engineering)	53,342
3,695	Electricity de France SA (Electric Utilities)	36,425
2,891	Elior Group*(a) (Hotels, Restaurants & Leisure)	64,674
102,850	Engie SA (Multi-Utilities)	1,231,374
9,738	Essilor International SA (Health Care Equipment & Supplies)	1,142,425

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
505	Eurazeo SA (Diversified Financial Services)	$ 31,103
399	Eurofins Scientific SE (Life Sciences Tools & Services)	179,136
2,998	Eutelsat Communications SA (Media)	51,136
666	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	55,515
758	Gecina SA (Equity Real Estate Investment Trusts (REITs))	97,746
3,063	Groupe Eurotunnel SE (Transportation Infrastructure)	28,493
2,537	Hermes International (Textiles, Apparel & Luxury Goods)	1,102,548
1,038	ICADE (Equity Real Estate Investment Trusts (REITs))	73,589
129	Iliad SA (Diversified Telecommunication Services)	27,587
738	Imerys SA (Construction Materials)	59,266
284	Ingenico SA (Electronic Equipment, Instruments & Components)	23,949
759	Ipsen SA (Pharmaceuticals)	58,813
349	JCDecaux SA (Media)	11,172
267	Kering (Textiles, Apparel & Luxury Goods)	63,557
263	Klepierre (Equity Real Estate Investment Trusts (REITs))	9,987
67	L’Oreal SA (Personal Products)	12,182
1,965	Lagardere SCA (Media)	49,300
591	Legrand SA (Electrical Equipment)	34,326
6,776	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,365,520
5,081	Natixis SA (Banks)	30,108
4,217	Nexans SA* (Electrical Equipment)	244,707
4,144	Nexity SA* (Real Estate Management & Development)	203,539
2,095	Orange SA (Diversified Telecommunication Services)	32,524
3,616	Orpea (Health Care Providers & Services)	294,627
91	Pernod Ricard SA (Beverages)	10,645
1,586	Peugeot SA* (Automobiles)	29,516
421	Publicis Groupe SA (Media)	28,922
105	Renault SA (Automobiles)	9,455
2,592	Rexel SA (Trading Companies & Distributors)	45,207
3,362	Rubis SCA (Gas Utilities)	283,057
123	Safran SA (Aerospace & Defense)	8,338
9,714	Sanofi (Pharmaceuticals)	780,777

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
21,412	Schneider Electric SE (Electrical Equipment)	$ 1,532,115
6,790	SCOR SE (Insurance)	229,800
433	SEB SA (Household Durables)	54,452
245	SFR Group SA* (Diversified Telecommunication Services)	7,119
305	Societe BIC SA (Commercial Services & Supplies)	39,879
490	Societe Generale SA (Banks)	23,955
125	Sodexo SA (Hotels, Restaurants & Leisure)	13,823
54,076	SOITEC* (Semiconductors & Semiconductor Equipment)	102,803
2,061	Suez (Multi-Utilities)	31,219
1,508	Technicolor SA (Media)	6,466
3,976	Teleperformance (Professional Services)	425,628
342	Thales SA (Aerospace & Defense)	32,085
21,399	TOTAL SA (Oil, Gas & Consumable Fuels)	1,082,686
804	Ubisoft Entertainment SA* (Software)	26,434
162	Unibail-Rodamco SE (Equity Real Estate Investment Trusts (REITs))	37,333
1,765	Veolia Environnement SA (Multi-Utilities)	30,064
376	Vinci SA (Construction & Engineering)	26,356
2,554	Vivendi SA (Media)	46,830
298	Wendel SA (Diversified Financial Services)	35,268

		13,026,889

Germany – 1.9%
7,749	Aareal Bank AG (Thrifts & Mortgage Finance)	300,640
5,933	adidas AG (Textiles, Apparel & Luxury Goods)	936,256
207	Allianz SE (Insurance)	35,183
2,709	AURELIUS Equity Opportunities SE & Co. KGaA (Capital Markets)	171,051
1,115	Aurubis AG (Metals & Mining)	65,695
578	Axel Springer AG (Media)	30,466
8,999	BASF SE (Chemicals)	868,707
241	Bayerische Motoren Werke AG (Automobiles)	22,006
941	Bechtle AG (IT Services)	95,583
80	Beiersdorf AG (Personal Products)	7,098
113	Brenntag AG (Trading Companies & Distributors)	6,574
2,975	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	111,222
3,228	Commerzbank AG (Banks)	28,076
140	Covestro AG(a) (Chemicals)	10,536
297	Daimler AG (Automobiles)	22,336

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
535	Deutsche Bank AG* (Capital Markets)	$ 10,684
1,656	Deutsche EuroShop AG (Real Estate Management & Development)	68,838
3,162	Deutsche Lufthansa AG (Airlines)	42,240
650	Deutsche Post AG (Air Freight & Logistics)	21,817
1,709	Deutsche Telekom AG (Diversified Telecommunication Services)	29,919
1,768	Deutsche Wohnen AG (Real Estate Management & Development)	57,668
765	Drillisch AG (Wireless Telecommunication Services)	35,484
67	Duerr AG (Machinery)	5,812
1,387	E.ON SE (Multi-Utilities)	10,684
787	Evonik Industries AG (Chemicals)	25,547
110	Fielmann AG (Specialty Retail)	7,690
866	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	51,826
1,040	Freenet AG (Wireless Telecommunication Services)	31,267
425	Fresenius Medical Care AG & Co. KGaA. (Health Care Providers & Services)	34,691
374	Fresenius SE & Co. KGaA (Health Care Providers & Services)	29,600
181	GEA Group AG (Machinery)	7,500
628	Gerresheimer AG (Life Sciences Tools & Services)	51,200
469	Hannover Rueck SE (Insurance)	51,660
350	HeidelbergCement AG (Construction Materials)	33,811
211	Henkel AG & Co. KGaA (Household Products)	25,757
224	Hochtief AG (Construction & Engineering)	31,931
474	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	30,453
1,491	K+S AG (Chemicals)	37,876
563	KION Group AG (Machinery)	34,311
344	LANXESS AG (Chemicals)	25,033
906	LEG Immobilien AG* (Real Estate Management & Development)	71,262
4,185	Linde AG (Chemicals)	680,583
792	MAN SE (Machinery)	82,108
183	Merck KGaA (Pharmaceuticals)	20,191
375	MTU Aero Engines AG (Aerospace & Defense)	44,921

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
240	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	$ 45,194
853	OSRAM Licht AG (Electrical Equipment)	49,517
4,118	Rheinmetall AG (Industrial Conglomerates)	316,021
2,852	RWE AG* (Multi-Utilities)	37,974
10,010	SAP SE (Software)	915,416
25,886	SAP SE ADR (Software)	2,368,828
91	Siemens AG (Industrial Conglomerates)	11,772
2,437	Siltronic AG* (Semiconductors & Semiconductor Equipment)	130,738
1,206	Software AG (Software)	43,505
450	Stada Arzneimittel AG (Pharmaceuticals)	23,178
571	Symrise AG (Chemicals)	34,381
11,687	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	48,889
5,932	TLG Immobilien AG (Real Estate Management & Development)	112,738
2,336	TUI AG (Hotels, Restaurants & Leisure)	34,236
571	United Internet AG (Internet Software & Services)	23,929
2,247	Vonovia SE (Real Estate Management & Development)	73,618
989	Wirecard AG (IT Services)	48,018
294	Zalando SE*(a) (Internet & Direct Marketing Retail)	11,627

		8,733,372

Greece – 0.1%
2,925	Aegean Airlines SA (Airlines)	20,921
2,500	Aegean Marine Petroleum Network, Inc. (Oil, Gas & Consumable Fuels)	27,625
26,873	Alpha Bank AE* (Banks)	47,688
2,300	Costamare, Inc. (Marine)	12,213
6,000	Diana Shipping, Inc.* (Marine)	24,840
44,496	Eurobank Ergasias SA* (Banks)	27,019
2,588	Grivalia Properties REIC AE (Equity Real Estate Investment Trusts (REITs))	22,182
4,471	Hellenic Exchanges - Athens Stock Exchange SA (Capital Markets)	21,542
10,447	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	94,751
4,732	JUMBO SA (Specialty Retail)	66,446

Shares	Description	Value
Common Stocks – (continued)
Greece – (continued)
2,047	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	$ 29,359
5,313	Mytilineos Holdings SA* (Industrial Conglomerates)	36,892
117,888	National Bank of Greece SA* (Banks)	28,210
6,714	OPAP SA (Hotels, Restaurants & Leisure)	59,432
22,900	Piraeus Bank SA* (Banks)	4,373
16,027	Public Power Corp. SA* (Electric Utilities)	44,686
3,217	Titan Cement Co. SA (Construction Materials)	72,268
3,100	Tsakos Energy Navigation Ltd. (Oil, Gas & Consumable Fuels)	14,663

		655,110

Hong Kong – 0.9%
279,000	AIA Group Ltd. (Insurance)	1,727,387
10,000	Alibaba Health Information Technology Ltd.* (Health Care Technology)	4,635
1,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	15,806
5,000	BOC Hong Kong Holdings Ltd. (Banks)	19,989
14,000	Cathay Pacific Airways Ltd. (Airlines)	18,961
1,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	8,042
9,000	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	59,156
65,000	China Agri-Industries Holdings Ltd.* (Food Products)	29,987
7,000	China CITIC Bank Corp. Ltd. Series H (Banks)	4,604
2,000	China Everbright Ltd. (Capital Markets)	3,818
44,000	China Gas Holdings Ltd. (Gas Utilities)	63,697
76,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	22,308
16,000	China Resources Land Ltd. (Real Estate Management & Development)	39,577
2,200	China Taiping Insurance Holdings Co. Ltd.* (Insurance)	4,820
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	17,978
2,500	CLP Holdings Ltd. (Electric Utilities)	24,401

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
4,000	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	$ 3,975
178,000	CP Pokphand Co. Ltd. (Food Products)	20,813
3,600	Dah Sing Financial Group Ltd. (Banks)	27,798
4,000	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	33,520
25,800	Esprit Holdings Ltd.* (Specialty Retail)	20,137
16,000	Far East Horizon Ltd. (Diversified Financial Services)	14,586
34,000	First Pacific Co. Ltd. (Diversified Financial Services)	25,779
3,500	Fosun International Ltd. (Industrial Conglomerates)	5,312
80,000	Fullshare Holdings Ltd. (Real Estate Management & Development)	33,705
61,000	GCL-Poly Energy Holdings Ltd.* (Semiconductors & Semiconductor Equipment)	7,883
3,000	Haier Electronics Group Co. Ltd. (Household Durables)	5,277
28,000	Haitong International Securities Group Ltd. (Capital Markets)	15,648
6,000	Hang Lung Group Ltd. (Real Estate Management & Development)	23,011
3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	7,383
300	Hang Seng Bank Ltd. (Banks)	6,115
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	5,520
3,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	5,648
4,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	31,742
10,000	Hopewell Holdings Ltd. (Industrial Conglomerates)	35,706
6,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	27,345
200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	12,335
600	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	22,867
5,500	Kerry Properties Ltd. (Real Estate Management & Development)	15,564

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	$ 6,882
12,000	Kingston Financial Group Ltd. (Capital Markets)	5,296
22,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	19,775
14,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	6,071
5,000	Link REIT (Equity Real Estate Investment Trusts (REITs))	34,168
4,000	Minth Group Ltd. (Auto Components)	12,936
10,000	MTR Corp. Ltd. (Road & Rail)	50,802
8,000	New World Development Co. Ltd. (Real Estate Management & Development)	9,230
25,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	28,773
26,000	NWS Holdings Ltd. (Industrial Conglomerates)	46,721
41,000	PCCW Ltd. (Diversified Telecommunication Services)	24,886
4,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	6,047
3,000	Power Assets Holdings Ltd. (Electric Utilities)	28,746
72,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	320,317
11,500	Shenzhen International Holdings Ltd. (Transportation Infrastructure)	16,548
50,000	Shenzhen Investment Ltd. (Real Estate Management & Development)	20,331
23,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	31,482
52,000	Sino Biopharmaceutical Ltd (Pharmaceuticals)	40,814
6,000	Sino Land Co. Ltd. (Real Estate Management & Development)	9,914
63,000	Sino-Ocean Group Holding Ltd. (Real Estate Management & Development)	27,132
40,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	40,315
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	13,761
1,000	Swire Pacific Ltd. Class A (Real Estate Management & Development)	10,188

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
6,600	Swire Properties Ltd. (Real Estate Management & Development)	$ 18,571
2,500	Techtronic Industries Co. Ltd. (Household Durables)	8,646
2,200	The Bank of East Asia Ltd. (Banks)	9,371
2,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	14,997
16,000	Vitasoy International Holdings Ltd. (Food Products)	31,060
1,800	VTech Holdings Ltd. (Communications Equipment)	22,343
55,000	WH Group Ltd.(a) (Food Products)	41,775
3,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	18,234
3,200	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	5,820
582,000	Xinyi Glass Holdings Ltd.* (Auto Components)	523,487
19,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	69,546

		4,047,820

Hungary – 0.1%
15,273	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	27,272
1,326	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	93,444
3,926	OTP Bank PLC (Banks)	120,726
6,347	Richter Gedeon Nyrt (Pharmaceuticals)	136,698

		378,140

India – 1.8%
8,178	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	35,464
10,673	Ambuja Cements Ltd. (Construction Materials)	36,039
267	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	4,836
19,130	Ashok Leyland Ltd. (Machinery)	25,635
4,009	Asian Paints Ltd. (Chemicals)	57,370
4,208	Aurobindo Pharma Ltd. (Pharmaceuticals)	42,287
4,143	Axis Bank Ltd. (Banks)	28,500
631	Bajaj Auto Ltd. (Automobiles)	26,408

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
425	Bajaj Finance Ltd. (Consumer Finance)	$ 6,503
115	Bajaj Finserv Ltd. (Insurance)	5,507
1,682	Bharat Forge Ltd. (Auto Components)	23,147
10,089	Bharat Heavy Electricals Ltd. (Electrical Equipment)	20,379
4,489	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	45,194
27,240	Bharti Airtel Ltd (Wireless Telecommunication Services)	139,944
9,821	Bharti Infratel Ltd. (Diversified Telecommunication Services)	42,586
109	Bosch Ltd. (Auto Components)	35,648
3,388	Cipla Ltd. (Pharmaceuticals)	28,754
43,901	Cipla Ltd. GDR (Pharmaceuticals)	372,590
6,313	Coal India Ltd. (Oil, Gas & Consumable Fuels)	28,815
753	Container Corp. of India Ltd. (Road & Rail)	13,219
2,442	Cummins India Ltd. (Machinery)	30,244
14,276	Dabur India Ltd. (Personal Products)	58,016
1,169	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	12,081
20,587	DLF Ltd. (Real Estate Management & Development)	41,082
130	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	5,823
12,444	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals)	562,469
178	Eicher Motors Ltd. (Machinery)	60,527
8,890	GAIL India Ltd. (Gas Utilities)	61,400
2,496	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	32,877
1,561	Godrej Consumer Products Ltd. (Personal Products)	36,358
6,642	Havells India Ltd. (Electrical Equipment)	41,123
2,379	HCL Technologies Ltd. (IT Services)	28,491
631	HDFC Bank Ltd. (Banks)	11,978
33,949	HDFC Bank Ltd. ADR (Banks)	2,340,105
1,045	Hero MotoCorp Ltd. (Automobiles)	48,858
12,311	Hindalco Industries Ltd. (Metals & Mining)	34,438
3,970	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	30,585
6,075	Hindustan Unilever Ltd. (Household Products)	76,643

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
2,788	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	$ 56,289
1,272	ICICI Bank Ltd. (Banks)	5,052
17,235	ICICI Bank Ltd. ADR (Banks)	133,571
23,540	Idea Cellular Ltd. (Wireless Telecommunication Services)	38,241
509	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	5,639
18,764	Indiabulls Real Estate Ltd.* (Real Estate Management & Development)	20,896
20,704	Indian Oil Corp. Ltd.* (Oil, Gas & Consumable Fuels)	112,081
2,237	IndusInd Bank Ltd. (Banks)	41,272
324	Infosys Ltd. (IT Services)	4,432
54,563	Infosys Ltd. ADR (IT Services)	751,332
23,179	ITC Ltd. (Tobacco)	88,324
19,042	JSW Steel Ltd. (Metals & Mining)	55,742
3,068	Kotak Mahindra Bank Ltd. (Banks)	35,039
1,691	Larsen & Toubro Ltd. (Construction & Engineering)	36,113
2,074	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	16,935
1,384	Lupin Ltd. (Pharmaceuticals)	30,090
1,588	Mahindra & Mahindra Ltd. (Automobiles)	29,084
14,922	Marico Ltd. (Personal Products)	56,615
638	Maruti Suzuki India Ltd. (Automobiles)	55,519
1,019	Motherson Sumi Systems Ltd. (Auto Components)	4,977
677	Nestle India Ltd. (Food Products)	58,359
57,851	NHPC Ltd. (Independent Power and Renewable Electricity Producers)	24,695
13,281	NMDC Ltd. (Metals & Mining)	28,231
35,667	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	90,660
16,073	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	48,121
2,045	Piramal Enterprises Ltd. (Pharmaceuticals)	50,913
26,180	Power Grid Corp. of India Ltd. (Electric Utilities)	80,097
3,080	Rajesh Exports Ltd. (Textiles, Apparel & Luxury Goods)	22,612
7,738	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	119,353
3,486	Reliance Infrastructure Ltd. (Electric Utilities)	26,543
92	Shree Cement Ltd. (Construction Materials)	20,984

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
1,403	Shriram Transport Finance Co. Ltd. (Consumer Finance)	$ 19,749
1,445	Siemens Ltd. (Industrial Conglomerates)	24,413
9,086	State Bank of India (Banks)	34,913
16,867	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	156,977
2,106	Tata Communications Ltd. (Diversified Telecommunication Services)	21,937
4,630	Tata Consultancy Services Ltd. (IT Services)	152,250
80,746	Tata Global Beverages Ltd. GDR (Food Products)	153,433
14,900	Tata Motors Ltd. ADR (Automobiles)	580,504
13,736	Tata Power Co. Ltd. (Electric Utilities)	16,159
4,138	Tata Steel Ltd. (Metals & Mining)	28,300
2,866	Tech Mahindra, Ltd. (IT Services)	19,118
5,351	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	28,607
758	UltraTech Cement Ltd. (Construction Materials)	41,341
555	United Spirits Ltd.* (Beverages)	17,837
4,275	UPL Ltd. (Chemicals)	45,725
13,000	Vedanta Ltd. (Metals & Mining)	48,643
3,703	Wipro Ltd. (IT Services)	25,040
2,227	Yes Bank Ltd. (Banks)	45,885
5,256	Zee Entertainment Enterprises Ltd. (Media)	37,883

		8,178,448

Indonesia – 0.6%
479,300	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	60,919
85,800	AKR Corporindo Tbk PT (Trading Companies & Distributors)	42,912
384,700	Aneka Tambang Persero Tbk PT* (Metals & Mining)	23,066
168,900	Astra International Tbk PT (Automobiles)	100,691
56,800	Bank Central Asia Tbk PT (Banks)	65,102
3,821	Bank CIMB Niaga Tbk PT* (Banks)	280
539,700	Bank Mandiri Persero Tbk PT (Banks)	440,816
221,200	Bank Negara Indonesia Persero Tbk PT (Banks)	94,510
556,800	Bank Rakyat Indonesia Persero Tbk PT (Banks)	488,922
225,800	Bumi Serpong Damai Tbk PT (Real Estate Management & Development)	30,972

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
73,800	Charoen Pokphand Indonesia Tbk PT (Food Products)	$ 17,152
247,900	Ciputra Development Tbk PT (Real Estate Management & Development)	24,517
12,200	Gudang Garam Tbk PT (Tobacco)	56,412
2,855,000	Hanson International Tbk PT* (Real Estate Management & Development)	32,500
46,400	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	52,230
7,500	Indofood CBP Sukses Makmur Tbk PT (Food Products)	4,719
118,900	Indofood Sukses Makmur Tbk PT (Food Products)	70,570
84,684	Jasa Marga Persero Tbk PT (Transportation Infrastructure)	26,785
1,005,400	Kalbe Farma Tbk PT (Pharmaceuticals)	109,276
461,000	Lippo Karawaci Tbk PT (Real Estate Management & Development)	25,385
33,100	Matahari Department Store Tbk PT (Multiline Retail)	36,645
157,500	Mitra Keluarga Karyasehat Tbk PT (Health Care Providers & Services)	29,501
94,590	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	25,447
437,600	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	94,505
16,100	PT Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	4,638
169,000	Semen Indonesia Persero Tbk PT (Construction Materials)	114,299
940,300	Sugih Energy Tbk PT* (Oil, Gas & Consumable Fuels)	8,028
28,500	Tambang Batubara Bukit Asam Persero Tbk PT (Oil, Gas & Consumable Fuels)	24,785
1,637,200	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	474,599
46,100	Tower Bersama Infrastructure Tbk PT (Diversified Telecommunication Services)	17,090
19,300	Unilever Indonesia Tbk PT (Household Products)	59,514
51,900	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	84,939
137,200	Waskita Karya Persero Tbk PT (Construction & Engineering)	26,320

		2,768,046

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.9%
15,261	Accenture PLC Class A (IT Services)	$ 1,737,770
136,908	Bank of Ireland* (Banks)	36,781
817	CRH PLC (Construction Materials)	28,338
3,344	DCC PLC (Industrial Conglomerates)	269,738
873	Eaton Corp. PLC (Electrical Equipment)	61,791
2,218	Glanbia PLC (Food Products)	37,471
14,080	ICON PLC* (Life Sciences Tools & Services)	1,183,565
1,417	Ingersoll-Rand PLC (Machinery)	112,439
901	Johnson Controls International PLC (Building Products)	39,626
322	Kerry Group PLC Class A (Food Products)	22,629
440	Kingspan Group PLC (Building Products)	12,805
1,400	Medtronic PLC (Health Care Equipment & Supplies)	106,428
900	Pentair PLC (Machinery)	52,767
1,000	Perrigo Co. PLC (Pharmaceuticals)	76,150
896	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	40,454
8,850	Smurfit Kappa Group PLC (Containers & Packaging)	233,269
17,409	UDG Healthcare PLC (Health Care Providers & Services)	140,807

		4,192,828

Israel – 0.3%
479	Airport City Ltd.* (Real Estate Management & Development)	5,140
1,079	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	8,681
1,290	Amot Investments Ltd. (Real Estate Management & Development)	5,443
178	Azrieli Group Ltd. (Real Estate Management & Development)	8,125
1,064	Bank Hapoalim BM (Banks)	6,429
4,184	Bank Leumi Le-Israel BM* (Banks)	17,305
6,776	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	11,828
1,100	Check Point Software Technologies Ltd.* (Software)	108,647
377	Clal Insurance Enterprises Holdings Ltd.* (Insurance)	5,243

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
1,319	Delek Automotive Systems Ltd.* (Specialty Retail)	$ 12,100
20	Delek Energy Systems Ltd.* (Oil, Gas & Consumable Fuels)	11,619
47	Elbit Systems Ltd. (Aerospace & Defense)	5,179
1,207	First International Bank Of Israel Ltd. (Banks)	18,158
549	Gazit-Globe Ltd. (Real Estate Management & Development)	5,132
1,075	Harel Insurance Investments & Financial Services Ltd. (Insurance)	5,394
254	IDI Insurance Co. Ltd.* (Insurance)	12,499
92,039	Israel Discount Bank Class A* (Banks)	191,331
129	Jerusalem Oil Exploration* (Oil, Gas & Consumable Fuels)	5,625
404	Melisron Ltd. (Real Estate Management & Development)	18,510
10,991	Mizrahi Tefahot Bank Ltd. (Banks)	169,293
15,051	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	5,297
7,041	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	245,660
2,421	Shikun & Binui Ltd. (Construction & Engineering)	5,013
3,141	Shufersal Ltd.* (Food & Staples Retailing)	12,049
400	SodaStream International Ltd.* (Household Durables)	17,596
6,555	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	139,032
4,858	Wix.com Ltd.* (Internet Software & Services)	255,288

		1,311,616

Italy – 0.7%
27,972	A2A SpA (Multi-Utilities)	37,361
18,070	Amplifon SpA (Health Care Providers & Services)	183,471
2,109	Assicurazioni Generali SpA (Insurance)	33,653
13,824	Astaldi SpA (Construction & Engineering)	90,097
245	Atlantia SpA (Transportation Infrastructure)	5,584
11,486	Banco BPM SpA (Banks)	32,611
6,638	BPER Banca (Banks)	37,751
8,286	Buzzi Unicem SpA (Construction Materials)	204,315
3,778	Davide Campari-Milano SpA (Beverages)	37,896

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
2,090	DiaSorin SpA (Health Care Equipment & Supplies)	$ 124,653
6,998	Enel SpA (Electric Utilities)	29,256
1,831	Eni SpA (Oil, Gas & Consumable Fuels)	28,153
10,048	Intesa Sanpaolo SpA (Banks)	23,601
87,496	Iren SpA (Multi-Utilities)	142,308
2,425	Leonardo SpA* (Aerospace & Defense)	31,242
17,465	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	937,744
8,383	Mediaset SpA (Media)	35,915
3,494	Mediobanca SpA (Banks)	30,083
12,137	Moncler SpA (Textiles, Apparel & Luxury Goods)	233,249
1,389	Poste Italiane SpA(a) (Insurance)	8,741
1,700	PRADA SpA (Textiles, Apparel & Luxury Goods)	7,044
400	Prysmian SpA (Electrical Equipment)	10,405
9,156	Recordati SpA (Pharmaceuticals)	260,045
69,744	Saipem SpA* (Energy Equipment & Services)	35,812
8,584	Snam SpA (Oil, Gas & Consumable Fuels)	32,672
12,618	Societa Iniziative Autostradali e Servizi SpA (Transportation Infrastructure)	102,635
36,813	Telecom Italia SpA* (Diversified Telecommunication Services)	31,656
7,590	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	33,288
13,375	UniCredit SpA (Banks)	365,090
8,055	Unione di Banche Italiane SpA (Banks)	28,092
18,025	UnipolSai SpA (Insurance)	37,592
1,098	Yoox Net-A-Porter Group SpA* (Internet & Direct Marketing Retail)	27,543

		3,259,558

Japan – 6.3%
1,300	Acom Co. Ltd.* (Consumer Finance)	5,592
11	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	53,813
24	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	63,374
2,900	AEON Co. Ltd. (Food & Staples Retailing)	41,913
2,000	Air Water, Inc. (Chemicals)	37,031
900	Aisin Seiki Co. Ltd. (Auto Components)	41,170

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
600	Ajinomoto Co., Inc. (Food Products)	$ 11,843
2,000	Alfresa Holdings Corp. (Health Care Providers & Services)	32,921
5,500	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	146,497
3,200	Amada Holdings Co. Ltd. (Machinery)	37,612
15,000	ANA Holdings, Inc. (Airlines)	44,554
12,000	Aozora Bank Ltd. (Banks)	43,704
3,000	Asahi Glass Co. Ltd. (Building Products)	22,289
9,100	Asahi Group Holdings Ltd. (Beverages)	320,226
7,000	Asahi Kasei Corp. (Chemicals)	65,286
46,800	Ashikaga Holdings Co. Ltd. (Banks)	179,725
200	Asics Corp. (Textiles, Apparel & Luxury Goods)	3,896
400	Astellas Pharma, Inc. (Pharmaceuticals)	5,369
900	Bandai Namco Holdings, Inc. (Leisure Products)	24,787
4,400	BML, Inc. (Health Care Providers & Services)	106,188
1,300	Bridgestone Corp. (Auto Components)	47,679
1,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	31,378
800	Calbee, Inc. (Food Products)	26,042
16,000	Calsonic Kansei Corp. (Auto Components)	254,361
1,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	41,421
2,000	Casio Computer Co. Ltd. (Household Durables)	27,634
5,300	Century Tokyo Leasing Corp. (Diversified Financial Services)	180,023
2,400	Chubu Electric Power Co., Inc. (Electric Utilities)	32,041
6,000	Coca-Cola West Holdings Co. Ltd. (Beverages)	174,159
700	Credit Saison Co. Ltd. (Consumer Finance)	12,754
2,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	20,347
1,400	Dai-ichi Life Holdings, Inc. (Insurance)	25,380
2,800	Daicel Corp. (Chemicals)	30,963
2,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	44,746
3,100	Daiichikosho Co. Ltd. (Media)	123,184

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
100	Daikin Industries Ltd. (Building Products)	$ 9,926
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	27,960
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	7,554
3,000	Daiwa Securities Group, Inc. (Capital Markets)	19,129
200	Dena Co. Ltd. (Internet Software & Services)	4,469
30,000	Denka Co. Ltd (Chemicals)	147,656
900	Denso Corp. (Auto Components)	38,974
200	Dentsu, Inc. (Media)	9,244
5,600	DIC Corp. (Chemicals)	173,416
200	Disco Corp. (Semiconductors & Semiconductor Equipment)	25,537
100	Don Quijote Holdings Co. Ltd. (Multiline Retail)	3,630
5,500	DTS Corp. (IT Services)	124,463
16,800	East Japan Railway Co. (Road & Rail)	1,521,359
7,500	Ebara Corp. (Machinery)	231,310
2,200	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	51,134
3,500	Ezaki Glico Co. Ltd. (Food Products)	160,223
5,000	F.C.C. Co. Ltd. (Auto Components)	90,576
1,200	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	76,031
9,000	Fuji Electric Holdings Co. Ltd. (Electrical Equipment)	53,320
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	34,853
37,300	Fujikura Ltd. (Electrical Equipment)	236,180
10,000	Fujitsu Ltd. (IT Services)	58,120
2,200	Fukui Computer Holdings, Inc. (Software)	59,987
8,000	Fukuoka Financial Group, Inc. (Banks)	35,314
49	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	56,342
1,000	Hakuhodo DY Holdings, Inc. (Media)	12,303
700	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	20,216
1,000	Hankyu Hanshin Holdings, Inc. (Road & Rail)	33,930
20,700	Haseko Corp. (Household Durables)	228,145

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,900	Hino Motors Ltd. (Machinery)	$ 30,596
200	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	26,036
600	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	31,320
4,300	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	184,187
8,300	Hitachi Kokusai Electric, Inc. (Communications Equipment)	186,405
234,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,339,756
1,000	Honda Motor Co. Ltd. (Automobiles)	29,759
500	Hoshizaki Corp. (Machinery)	40,746
200	Hoya Corp. (Health Care Equipment & Supplies)	8,717
500	Hulic Co. Ltd. (Real Estate Management & Development)	4,875
46,700	Ichigo, Inc. (Real Estate Management & Development)	151,510
13,000	IHI Corp.* (Machinery)	35,007
1,600	Iida Group Holdings Co. Ltd. (Household Durables)	29,944
3,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	34,346
2,300	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	26,904
900	Isuzu Motors Ltd. (Automobiles)	12,076
800	Itochu Corp. (Trading Companies & Distributors)	11,021
1,900	J. Front Retailing Co. Ltd. (Multiline Retail)	27,420
32,600	Japan Airlines Co. Ltd. (Airlines)	1,038,087
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	3,575
263	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	184,355
1,800	Japan Post Bank Co. Ltd. (Banks)	21,865
600	Japan Post Holdings Co. Ltd. (Insurance)	7,534
9	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	36,117
6	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	34,094
13	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	27,795
500	Japan Tobacco, Inc. (Tobacco)	16,128

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,500	JFE Holdings, Inc. (Metals & Mining)	$ 26,256
2,000	JGC Corp. (Construction & Engineering)	34,719
1,900	JSR Corp. (Chemicals)	32,565
2,300	JTEKT Corp. (Machinery)	37,774
10,700	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	50,461
10,800	K’s Holdings Corp. (Specialty Retail)	194,892
12,000	Kajima Corp. (Construction & Engineering)	83,638
6,900	Kanamoto Co. Ltd. (Trading Companies & Distributors)	179,557
5,000	Kaneka Corp. (Chemicals)	43,081
400	Kansai Paint Co. Ltd. (Chemicals)	7,770
8,000	Kawasaki Heavy Industries Ltd. (Machinery)	25,034
54,400	KDDI Corp. (Wireless Telecommunication Services)	1,461,640
2,000	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	13,322
3,000	Keikyu Corp. (Road & Rail)	35,181
1,000	Keio Corp. (Road & Rail)	8,220
1,000	Keisei Electric Railway Co. Ltd. (Road & Rail)	23,676
500	Kewpie Corp. (Food Products)	12,499
7,200	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,796,243
15,600	Kinden Corp. (Construction & Engineering)	198,139
7,000	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	26,910
1,900	Kirin Holdings Co. Ltd. (Beverages)	31,133
700	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	31,197
2,000	Kobe Steel Ltd.* (Metals & Mining)	19,454
100	Koito Manufacturing Co. Ltd. (Auto Components)	5,305
30,100	Komatsu Ltd. (Machinery)	712,726
1,500	Konami Holdings Corp. (Software)	59,984
4,000	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	41,436
3,200	Kuraray Co. Ltd. (Chemicals)	50,720
2,000	Kurita Water Industries Ltd. (Machinery)	47,444
900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	46,855
3,200	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	43,333
6,600	Kyudenko Corp. (Construction & Engineering)	179,096
3,800	Kyushu Electric Power Co., Inc. (Electric Utilities)	42,415

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,500	Kyushu Financial Group, Inc. (Banks)	$ 10,335
300	Lawson, Inc. (Food & Staples Retailing)	21,898
13,000	Lion Corp. (Household Products)	226,112
3,300	LIXIL Group Corp. (Building Products)	77,051
300	M3, Inc. (Health Care Technology)	8,060
100	Mabuchi Motor Co. Ltd. (Electrical Equipment)	5,140
19,000	Maeda Corp. (Construction & Engineering)	165,636
500	Makita Corp. (Machinery)	34,728
5,400	Marubeni Corp. (Trading Companies & Distributors)	32,856
2,000	Marui Group Co. Ltd. (Multiline Retail)	28,597
2,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	114,347
400	Mazda Motor Corp. (Automobiles)	5,886
9,200	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	94,309
37	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	117,692
1,800	Medipal Holdings Corp. (Health Care Providers & Services)	29,174
5,700	Megmilk Snow Brand Co. Ltd. (Food Products)	149,606
100	MEIJI Holdings Co. Ltd. (Food Products)	7,746
4,000	MINEBEA MITSUMI, Inc. (Machinery)	39,764
600	Miraca Holdings Inc. (Health Care Providers & Services)	27,345
600	MISUMI Group, Inc. (Trading Companies & Distributors)	11,210
4,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	29,992
500	Mitsubishi Corp. (Trading Companies & Distributors)	11,295
1,000	Mitsubishi Electric Corp. (Electrical Equipment)	15,219
1,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	19,180
2,000	Mitsubishi Heavy Industries Ltd. (Machinery)	8,984
1,000	Mitsubishi Materials Corp. (Metals & Mining)	34,125
10,200	Mitsubishi Motors Corp. (Automobiles)	55,255
4,600	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	92,263
1,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	7,684

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	$ 26,119
2,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	38,157
9,000	Mitsui Chemicals, Inc. (Chemicals)	42,323
1,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	23,087
10,000	Mitsui OSK Lines Ltd. (Marine)	31,779
16,700	Mizuho Financial Group, Inc. (Banks)	30,988
200	MS & AD Insurance Group Holdings, Inc. (Insurance)	6,691
500	Nabtesco Corp. (Machinery)	13,041
12,000	Nagoya Railroad Co. Ltd. (Road & Rail)	59,072
7,000	Nankai Electric Railway Co. Ltd. (Road & Rail)	34,619
16,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	36,928
600	Nexon Co. Ltd. (Software)	9,135
1,900	NGK Spark Plug Co. Ltd. (Auto Components)	42,794
4,000	NH Foods Ltd. (Food Products)	108,863
7,100	Nichiha Corp. (Building Products)	182,115
11,300	Nichirei Corp. (Food Products)	230,003
300	Nidec Corp. (Electrical Equipment)	28,168
27,000	Nikon Corp. (Household Durables)	435,759
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	17,229
7,000	Nippon Express Co. Ltd. (Road & Rail)	37,031
29	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	60,599
3,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	197,609
300	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	7,247
1,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	53,007
15,000	Nippon Yusen Kabushiki Kaisha (Marine)	31,720
1,000	Nissan Chemical Industries Ltd. (Chemicals)	35,706
2,900	Nissan Motor Co. Ltd. (Automobiles)	28,690
2,900	Nisshin Seifun Group, Inc. (Food Products)	44,116

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
800	Nissin Foods Holdings Co. Ltd. (Food Products)	$ 42,219
200	Nitori Holdings Co. Ltd. (Specialty Retail)	22,414
1,400	Nomura Holdings, Inc. (Capital Markets)	8,678
7	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	10,906
700	Nomura Research Institute Ltd. (IT Services)	23,918
2,400	NSK Ltd. (Machinery)	29,134
300	NTT Data Corp. (IT Services)	15,119
600	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	14,346
7,100	Obayashi Corp. (Construction & Engineering)	67,636
200	Obic Co. Ltd. (IT Services)	9,600
1,000	Odakyu Electric Railway Co. Ltd. (Road & Rail)	19,804
7,000	Oji Holdings Corp. (Paper & Forest Products)	30,983
8,100	Okamura, Corp. (Commercial Services & Supplies)	80,283
300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	16,440
500	ORIX Corp. (Diversified Financial Services)	7,544
32	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	52,346
10,000	Osaka Gas Co. Ltd. (Gas Utilities)	37,484
17,000	Osaki Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	179,482
1,000	Otsuka Corp. (IT Services)	51,464
1,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	55,282
800	Panasonic Corp. (Household Durables)	8,324
1,600	Park24 Co. Ltd. (Commercial Services & Supplies)	44,161
200	Pigeon Corp. (Household Products)	5,433
1,500	Pola Orbis Holdings, Inc. (Personal Products)	142,504
200	Recruit Holdings Co. Ltd. (Professional Services)	8,755
4,900	Resona Holdings, Inc. (Banks)	26,529
4,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	35,686
600	Rinnai Corp. (Household Durables)	50,989
700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	44,762
100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	18,746

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
37,000	Sankyu, Inc. (Road & Rail)	$ 233,299
400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,026
3,200	Sanyo Chemical Industries Ltd. (Chemicals)	139,755
200	Secom Co. Ltd. (Commercial Services & Supplies)	14,464
1,800	Sega Sammy Holdings, Inc. (Leisure Products)	28,264
1,700	Seibu Holdings, Inc. (Industrial Conglomerates)	28,645
2,600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	53,563
15,400	Seino Holdings Co. Ltd. (Road & Rail)	178,097
2,300	Sekisui Chemical Co. Ltd. (Household Durables)	37,530
700	Sekisui House Ltd. (Household Durables)	11,323
3,000	Sharp Corp.* (Household Durables)	8,113
1,000	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	16,876
1,200	Shimamura Co. Ltd. (Specialty Retail)	157,281
100	Shimano, Inc. (Leisure Products)	15,769
7,000	Shimizu Corp. (Construction & Engineering)	64,339
500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	43,135
23,000	Shinsei Bank Ltd. (Banks)	39,559
100	Shionogi & Co. Ltd. (Pharmaceuticals)	4,816
200	Shiseido Co. Ltd. (Personal Products)	5,590
100	SMC Corp. (Machinery)	27,298
1,200	Sogo Medical Co. Ltd. (Food & Staples Retailing)	43,952
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	3,763
12,600	Sojitz Corp. (Trading Companies & Distributors)	32,476
600	Sompo Holdings, Inc. (Insurance)	21,726
3,000	Sotetsu Holdings, Inc. (Road & Rail)	15,166
1,000	Square Enix Co. Ltd. (Software)	28,665
1,600	Stanley Electric Co. Ltd. (Auto Components)	45,076
1,400	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	26,370
2,000	Sumitomo Chemical Co. Ltd. (Chemicals)	10,656
2,500	Sumitomo Corp. (Trading Companies & Distributors)	31,339
3,300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	55,980

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
900	Sumitomo Electric Industries Ltd. (Auto Components)	$ 13,096
26,000	Sumitomo Heavy Industries Ltd. (Machinery)	178,760
2,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	27,096
21,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	851,334
2,300	Sumitomo Rubber Industries Ltd. (Auto Components)	35,924
400	Sundrug Co. Ltd. (Food & Staples Retailing)	27,584
800	Suntory Beverage & Food Ltd. (Beverages)	34,038
8,700	Suruga Bank Ltd. (Banks)	198,203
1,200	Suzuken Co. Ltd. (Health Care Providers & Services)	39,618
800	Suzuki Motor Corp. (Automobiles)	30,874
26,000	Sysmex Corp. (Health Care Equipment & Supplies)	1,562,079
600	T&D Holdings, Inc. (Insurance)	8,889
18,000	Taiheiyo Cement Corp. (Construction Materials)	62,897
5,000	Taisei Corp. (Construction & Engineering)	35,518
500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	42,263
100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	4,189
500	TDK Corp. (Electronic Equipment, Instruments & Components)	35,938
3,000	Teijin Ltd. (Chemicals)	63,320
1,400	Temp Holdings Co. Ltd. (Professional Services)	24,279
300	Terumo Corp. (Health Care Equipment & Supplies)	11,098
47,000	The 77 Bank Ltd. (Banks)	218,048
2,000	The Bank of Kyoto Ltd. (Banks)	15,635
4,000	The Chiba Bank Ltd. (Banks)	26,165
3,500	The Chugoku Electric Power Co., Inc. (Electric Utilities)	39,410
6,000	The Furukawa Electric Co. Ltd. (Electrical Equipment)	203,582
1,700	The Hachijuni Bank Ltd. (Banks)	10,006
2,000	The Hiroshima Bank Ltd. (Banks)	9,344
3,200	The Kansai Electric Power Co., Inc.* (Electric Utilities)	34,196
2,000	The Shizuoka Bank Ltd. (Banks)	17,403
2,800	The Tokyo Electric Power Co., Inc.* (Electric Utilities)	10,724
5,400	TIS, Inc. (IT Services)	122,355
8,000	Tobu Railway Co. Ltd. (Road & Rail)	40,602

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,000	Toda Corp. (Construction & Engineering)	$ 170,215
500	Toho Co. Ltd. (Media)	14,420
7,000	Toho Gas Co. Ltd. (Gas Utilities)	52,365
2,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	30,519
300	Tokio Marine Holdings, Inc. (Insurance)	12,508
200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	20,717
8,000	Tokyo Gas Co. Ltd. (Gas Utilities)	35,503
900	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	11,919
1,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	11,107
6,000	TonenGeneral Sekiyu KK (Oil, Gas & Consumable Fuels)	70,561
4,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	39,264
4,000	Toray Industries, Inc. (Chemicals)	34,636
3,700	Toridoll Holdings Corp. (Hotels, Restaurants & Leisure)	80,893
7,100	Toshiba Plant Systems & Services Corp. (Construction & Engineering)	106,956
46,000	Tosoh Corp. (Chemicals)	347,547
100	TOTO Ltd. (Building Products)	4,028
7,400	Towa Corp. (Semiconductors & Semiconductor Equipment)	106,256
1,300	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	23,977
1,000	Toyo Suisan Kaisha Ltd. (Food Products)	35,681
600	Toyota Industries Corp. (Auto Components)	28,956
500	Toyota Motor Corp. (Automobiles)	29,076
400	Toyota Tsusho Corp. (Trading Companies & Distributors)	11,002
300	Trend Micro, Inc.* (Software)	11,642
4,200	Trusco Nakayama Corp. (Trading Companies & Distributors)	95,395
6,385	TS Tech Co. Ltd. (Auto Components)	162,954
1,400	Tsuruha Holdings, Inc. (Food & Staples Retailing)	131,602
5,600	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	198,373

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,500	Unipres Corp. (Auto Components)	$ 200,429
25	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	39,875
700	USS Co. Ltd. (Specialty Retail)	12,286
7,000	Valor Holdings Co. Ltd. (Food & Staples Retailing)	181,889
500	West Japan Railway Co. (Road & Rail)	32,576
100	Yakult Honsha Co. Ltd. (Food Products)	5,139
47,300	Yamada Denki Co. Ltd. (Specialty Retail)	260,595
300	Yamaha Corp. (Leisure Products)	9,164
1,300	Yamaha Motor Co. Ltd. (Automobiles)	27,039
300	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	6,046
2,000	Yamazaki Baking Co. Ltd. (Food Products)	40,221
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	10,819
11,400	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	145,118
3,700	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	59,126
4,500	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	155,752
15,000	Zeon Corp. (Chemicals)	172,129

		29,327,761

Jordan – 0.1%
1,102	Al-Eqbal Investment Co. PLC (Tobacco)	36,682
13,698	Arab Bank PLC (Banks)	119,592
4,867	Bank of Jordan (Banks)	19,554
3,707	Jordan Islamic Bank (Banks)	20,077
6,041	Jordan Petroleum Refinery Co. (Oil, Gas & Consumable Fuels)	28,964
5,022	Jordan Telecommunications Co. PSC (Diversified Telecommunication Services)	15,351
5,828	Jordanian Electric Power Co. (Electric Utilities)	19,481
1,020	The Arab Potash (Chemicals)	25,176

		284,877

Kazakhstan – 0.0%
13,509	Halyk Savings Bank of Kazakhstan JSC GDR* (Banks)	79,028

Shares	Description	Value
Common Stocks – (continued)
Kazakhstan – (continued)
6,967	KazMunaiGas Exploration Production JSC GDR* (Oil, Gas & Consumable Fuels)	$ 68,973
10,776	KCell JSC (Wireless Telecommunication Services)	39,009

		187,010

Lebanon – 0.0%
5,443	Bank Audi SAL GDR (Banks)	37,557
2,294	BLOM Bank SAL GDR (Banks)	27,413
4,858	Solidere GDR (Real Estate Management & Development)	48,580

		113,550

Liberia – 0.0%
1,062	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	99,435

Luxembourg – 0.2%
3,500	Adecoagro SA* (Food Products)	40,495
2,921	Ado Properties SA(a) (Real Estate Management & Development)	104,272
55,023	ArcelorMittal* (Metals & Mining)	429,044
1,209	Pegas Nonwovens SA (Textiles, Apparel & Luxury Goods)	39,606
14,681	Subsea 7 SA* (Energy Equipment & Services)	199,773
3,756	Tenaris SA (Energy Equipment & Services)	65,794

		878,984

Malaysia – 0.5%
42,700	Astro Malaysia Holdings Bhd (Media)	26,221
26,100	Axiata Group Bhd (Wireless Telecommunication Services)	27,890
2,400	British American Tobacco Malaysia Bhd (Tobacco)	25,108
105,400	Bumi Armada Bhd* (Energy Equipment & Services)	14,519
222,800	CIMB Group Holdings Bhd (Banks)	250,100
30,500	DiGi.Com Bhd (Wireless Telecommunication Services)	34,153
47,200	Gamuda Bhd (Construction & Engineering)	51,276
77,700	Genting Bhd (Hotels, Restaurants & Leisure)	143,922
76,600	Genting Malaysia Bhd (Hotels, Restaurants & Leisure)	87,120

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
17,900	Globetronics Technology Bhd (Semiconductors & Semiconductor Equipment)	$ 16,774
16,600	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	17,679
8,900	Hong Leong Bank Bhd (Banks)	26,491
71,300	IGB Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	28,169
53,500	IHH Healthcare Bhd (Health Care Providers & Services)	76,092
66,300	IJM Corp. Bhd (Construction & Engineering)	49,555
53,300	IOI Corp. Bhd (Food Products)	53,081
65,300	IOI Properties Group Bhd (Real Estate Management & Development)	31,548
15,500	KLCCP Stapled Group (Equity Real Estate Investment Trusts (REITs))	27,959
9,000	Kuala Lumpur Kepong Bhd (Food Products)	48,973
12,200	Lafarge Malaysia Bhd (Construction Materials)	19,017
102,900	Malayan Banking Bhd (Banks)	190,966
40,200	Maxis Bhd (Wireless Telecommunication Services)	55,828
33,200	MISC Bhd (Marine)	54,868
95,700	My EG Services Bhd (IT Services)	34,356
1,300	Nestle Malaysia Bhd (Food Products)	22,305
56,700	Petronas Chemicals Group Bhd (Chemicals)	91,268
10,200	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	54,188
8,600	Petronas Gas Bhd (Gas Utilities)	40,591
9,600	PPB Group Bhd (Food Products)	35,240
61,000	Press Metal Bhd (Metals & Mining)	28,259
12,800	Public Bank Bhd (Banks)	58,083
11,500	RHB Bank Bhd (Banks)	12,723
111,200	SapuraKencana Petroleum Bhd* (Energy Equipment & Services)	43,202
31,700	Sime Darby Bhd (Industrial Conglomerates)	63,736
38,800	Sunway Bhd (Real Estate Management & Development)	26,609
37,000	Telekom Malaysia Bhd (Diversified Telecommunication Services)	49,711
32,300	Tenaga Nasional Berhad (Electric Utilities)	97,630

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
15,800	Top Glove, Corp. Bhd (Health Care Equipment & Supplies)	$ 18,548
45,700	Unisem M Bhd (Semiconductors & Semiconductor Equipment)	25,999
174,800	YTL Corp. Bhd (Multi-Utilities)	60,032

		2,119,789

Malta* – 0.0%
808	Brait SE (Capital Markets)	4,755

Mexico – 1.2%
75,900	Alfa SAB de CV Class A (Industrial Conglomerates)	98,490
9,600	Alsea SAB de CV (Hotels, Restaurants & Leisure)	27,755
46,795	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	590,085
900	Arca Continental SAB de CV (Beverages)	4,855
14,976	Cemex SA de CV ADR* (Construction Materials)	138,678
615,732	Cemex SAB de CV* (Construction Materials)	568,681
400	Coca-Cola Femsa SAB de CV ADR (Beverages)	24,808
52,800	Concentradora Fibra Danhos SA de CV Class S (Equity Real Estate Investment Trusts (REITs))	79,301
6,800	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	7,506
4,800	El Puerto de Liverpool SAB de CV Series C1 (Multiline Retail)	30,287
96,600	Fibra Uno Administracion SA de CV* (Equity Real Estate Investment Trusts (REITs))	138,136
2,200	Fomento Economico Mexicano SA de CV ADR (Beverages)	165,506
22,900	Fomento Economico Mexicano SAB de CV (Beverages)	172,254
59,200	Genomma Lab Internacional SAB de CV Class B* (Pharmaceuticals)	62,114
13,200	Gentera SAB de CV (Consumer Finance)	19,274
2,180	Gruma SAB de CV Class B (Food Products)	29,330
11,100	Grupo Aeromexico SAB de CV* (Airlines)	20,748
1,100	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	4,694

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
9,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	$ 75,154
4,930	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	71,427
93,800	Grupo Bimbo SAB de CV Series A (Food Products)	207,945
7,900	Grupo Carso SAB de CV Series A1 (Industrial Conglomerates)	31,746
400	Grupo Elektra SAB DE CV (Banks)	5,186
56,100	Grupo Financiero Banorte SA de CV Class O (Banks)	268,885
34,100	Grupo Financiero Inbursa SAB de CV Class O (Banks)	50,545
155,000	Grupo Financiero Santander Mexico SAB de CV Class B (Banks)	221,052
46,500	Grupo Mexico SAB de CV Series B (Metals & Mining)	139,454
29,053	Grupo Televisa SAB ADR (Media)	650,787
4,100	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV* (Construction & Engineering)	4,915
800	Industrias CH SAB de CV Series B* (Metals & Mining)	5,064
2,835	Industrias Penoles SAB de CV (Metals & Mining)	67,042
16,300	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	71,950
18,900	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	33,951
51,700	Macquarie Mexico Real Estate Management SA de CV* (Equity Real Estate Investment Trusts (REITs))	50,898
7,600	Megacable Holdings SAB de CV (Media)	24,137
20,142	Mexichem SAB de CV (Chemicals)	47,734
33,600	Nemak SAB de CV(a) (Auto Components)	31,226
6,400	OHL Mexico SAB de CV (Transportation Infrastructure)	6,064
2,200	Organizacion Soriana SAB de CV* (Food & Staples Retailing)	4,645
48,100	PLA Administradora Industrial S de RL de CV* (Equity Real Estate Investment Trusts (REITs))	66,544

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
4,000	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	$ 34,874
716,156	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,267,229

		5,620,956

Morocco – 0.1%
1,020	Attijariwafa Bank (Banks)	42,920
950	Banque Centrale Populaire (Banks)	26,703
884	BMCE Bank (Banks)	19,042
153	Ciments du Maroc (Construction Materials)	21,629
1,400	Cosumar (Food Products)	55,404
7,900	Douja Promotion Groupe Addoha SA (Real Estate Management & Development)	37,989
153	LafargeHolcim Maroc SA* (Construction Materials)	38,822
3,868	Maroc Telecom (Diversified Telecommunication Services)	59,098
2,400	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	4,662
1,700	Societe d’Exploitation des Ports* (Transportation Infrastructure)	23,198

		329,467

Netherlands – 1.6%
7,229	Aalberts Industries NV (Machinery)	253,744
615	ABN AMRO Group NV(a) (Banks)	14,466
2,298	Aegon NV (Insurance)	12,491
24,605	Akzo Nobel NV (Chemicals)	1,669,826
456	Altice NV Class A* (Media)	10,011
1,135	ASM International NV (Semiconductors & Semiconductor Equipment)	55,960
8,045	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	290,488
1,178	Boskalis Westminster (Construction & Engineering)	43,584
56	Brack Capital Properties NV (Real Estate Management & Development)	4,781
2,836	CNH Industrial NV (Machinery)	25,194
12,176	Core Laboratories NV (Energy Equipment & Services)	1,422,522
6,683	Delta Lloyd NV (Insurance)	38,477
16,950	Echo Polska Properties NV* (Real Estate Management & Development)	24,357

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
3,176	Euronext NV(a) (Capital Markets)	$ 140,512
918	EXOR NV (Diversified Financial Services)	41,887
2,840	Fiat Chrysler Automobiles NV* (Automobiles)	31,096
147	Heineken Holding NV (Beverages)	10,326
121	Heineken NV (Beverages)	9,049
28,375	ING Groep NV (Banks)	407,634
1,651	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	35,172
1,195	Koninklijke DSM NV (Chemicals)	76,182
3,538	Koninklijke KPN NV (Diversified Telecommunication Services)	10,193
1,297	Koninklijke Philips NV (Industrial Conglomerates)	38,057
292	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	12,543
1,289	Mylan NV* (Pharmaceuticals)	49,046
1,263	NN Group NV (Insurance)	44,730
100	NXP Semiconductors NV* (Semiconductors & Semiconductor Equipment)	9,785
82,511	PostNL NV* (Air Freight & Logistics)	362,139
2,873	RELX NV (Professional Services)	48,527
1,666	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	45,185
5,028	SBM Offshore NV (Energy Equipment & Services)	81,792
21,912	Steinhoff International Holdings NV* (Household Durables)	105,657
6,387	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	84,297
211	Unilever NV (Personal Products)	8,559
10,700	VimpelCom Ltd. ADR (Wireless Telecommunication Services)	45,261
5,739	Wereldhave NV (Equity Real Estate Investment Trusts (REITs))	251,567
267	Wolters Kluwer NV (Professional Services)	10,211
14,047	Wright Medical Group NV* (Health Care Equipment & Supplies)	353,703
51,133	Yandex NV Class A* (Internet Software & Services)	1,183,218

		7,362,229

Shares	Description	Value
Common Stocks – (continued)
Netherlands Antilles – 0.4%
24,912	Schlumberger Ltd. (Energy Equipment & Services)	$ 2,085,384

New Zealand – 0.1%
6,931	Auckland International Airport Ltd. (Transportation Infrastructure)	34,765
16,374	Contact Energy Ltd. (Electric Utilities)	57,379
2,031	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	12,951
4,359	Fletcher Building Ltd. (Construction Materials)	33,583
47,382	Kiwi Property Group Ltd. (Equity Real Estate Investment Trusts (REITs))	50,227
30,790	Mercury NZ Ltd. (Electric Utilities)	69,385
6,438	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	12,439
5,588	Ryman Healthcare Ltd. (Health Care Providers & Services)	35,717
3,223	Sky Network Television Ltd. (Media)	10,972
1,830	SKYCITY Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	5,072
95,759	Spark New Zealand Ltd. (Diversified Telecommunication Services)	246,739
7,642	Trade Me Group Ltd. (Internet & Direct Marketing Retail)	28,368
2,399	Z Energy Ltd. (Oil, Gas & Consumable Fuels)	12,810

		610,407

Norway – 0.2%
12,448	Aker BP ASA (Oil, Gas & Consumable Fuels)	226,497
2,009	DNB ASA (Banks)	33,515
9,492	Entra ASA(a) (Real Estate Management & Development)	102,377
5,662	Gjensidige Forsikring ASA (Insurance)	97,437
2,006	Marine Harvest ASA* (Food Products)	35,418
8,849	Norsk Hydro ASA (Metals & Mining)	50,478
8,212	Orkla ASA (Food Products)	76,616
14,538	Skandiabanken ASA*(a) (Banks)	127,495
1,802	Statoil ASA (Oil, Gas & Consumable Fuels)	33,602

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
1,779	Yara International ASA (Chemicals)	$ 75,012

		858,447

Oman – 0.1%
44,000	Al Anwar Ceramic Tiles Co. (Building Products)	17,826
40,000	Bank Muscat SAOG (Banks)	47,967
95,000	Bank Nizwa SAOG* (Banks)	21,446
53,400	Bank Sohar SAOG (Banks)	21,912
67,000	HSBC Bank Oman SAOG (Banks)	21,577
35,000	National Bank of Oman SAOG (Banks)	21,815
17,000	Oman Cement Co. SAOG (Construction Materials)	21,545
14,600	Oman Telecommunications Co. SAOG (Diversified Telecommunication Services)	54,411
14,200	Ooredoo (Wireless Telecommunication Services)	23,012
55,000	Phoenix Power Co. SAOC (Independent Power and Renewable Electricity Producers)	20,725
5,200	Raysut Cement Co. SAOG (Construction Materials)	19,920

		292,156

Pakistan – 0.1%
16,000	DG Khan Cement Co. Ltd. (Construction Materials)	35,117
8,500	Engro Corp. Ltd. (Chemicals)	27,263
25,400	Fauji Fertilizer Co. Ltd. (Chemicals)	28,065
19,700	Habib Bank Ltd. (Banks)	49,037
56,000	Kot Addu Power Co. Ltd. (Independent Power and Renewable Electricity Producers)	43,051
5,600	Lucky Cement Ltd. (Construction Materials)	44,673
20,100	MCB Bank Ltd. (Banks)	46,414
22,000	Nishat Mills Ltd. (Textiles, Apparel & Luxury Goods)	33,561
20,400	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	31,239
16,200	Pakistan Petroleum Ltd. (Oil, Gas & Consumable Fuels)	27,413
8,000	Pakistan State Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	34,212
6,000	Thal Ltd. (Auto Components)	28,874
45,300	The Hub Power Co. Ltd. (Independent Power and Renewable Electricity Producers)	59,799
8,418	The Searle Co. Ltd. (Pharmaceuticals)	55,184

Shares	Description	Value
Common Stocks – (continued)
Pakistan – (continued)
77,500	TRG Pakistan* (Commercial Services & Supplies)	$ 40,005
15,900	United Bank Ltd. (Banks)	35,702

		619,609

Panama – 0.1%
1,853	Carnival Corp. (Hotels, Restaurants & Leisure)	102,619
1,228	Copa Holdings SA Class A (Airlines)	119,718
1,737	Intercorp Financial Services, Inc. (Banks)	55,584

		277,921

Peru – 0.2%
49,036	Alicorp SAA (Food Products)	112,584
7,600	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	104,804
26,722	Cia Minera Milpo SAA (Metals & Mining)	27,613
3,615	Credicorp Ltd. (Banks)	591,703
12,912	Engie Energia Peru SA (Independent Power and Renewable Electricity Producers)	35,408
96,448	Ferreycorp SAA (Trading Companies & Distributors)	53,074

		925,186

Philippines – 0.4%
43,020	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	64,296
92,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	78,212
76,000	Alliance Global Group, Inc. (Industrial Conglomerates)	19,163
3,460	Ayala Corp. (Diversified Financial Services)	55,658
78,200	Ayala Land, Inc. (Real Estate Management & Development)	55,896
18,300	Bank of the Philippine Islands (Banks)	32,959
31,022	BDO Unibank, Inc. (Banks)	70,296
270,000	Bloomberry Resorts Corp.* (Hotels, Restaurants & Leisure)	42,032
151,400	CEMEX Holdings Philippines, Inc.*(a) (Construction Materials)	34,074
170,400	D&L Industries, Inc. (Chemicals)	42,124
207,300	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	22,747

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – (continued)
60,600	First Gen Corp. (Independent Power and Renewable Electricity Producers)	$ 27,306
770	Globe Telecom, Inc. (Wireless Telecommunication Services)	26,626
2,485	GT Capital Holdings, Inc. (Diversified Financial Services)	65,162
16,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	25,104
44,250	JG Summit Holdings, Inc. (Industrial Conglomerates)	66,073
25,730	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	106,285
9,580	Manila Electric Co. (Electric Utilities)	54,825
165,200	Metro Pacific Investments Corp. (Diversified Financial Services)	22,653
167,410	Metropolitan Bank & Trust Co. (Banks)	274,243
102,500	Petron Corp. (Oil, Gas & Consumable Fuels)	19,136
3,195	PLDT, Inc. (Wireless Telecommunication Services)	94,443
35,400	Puregold Price Club, Inc. (Food & Staples Retailing)	30,730
44,100	Robinsons Land Corp. (Real Estate Management & Development)	22,264
29,870	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	47,431
5,690	Security Bank Corp. (Banks)	24,393
11,950	Semirara Mining & Power Corp. (Oil, Gas & Consumable Fuels)	32,465
25,490	SM Investments Corp. (Industrial Conglomerates)	353,556
153,300	SM Prime Holdings, Inc. (Real Estate Management & Development)	91,543
25,570	Universal Robina Corp. (Food Products)	83,788

		1,985,483

Poland – 0.4%
3,551	Alior Bank SA* (Banks)	54,171
5,201	Asseco Poland SA (Software)	74,720
8,308	Bank Pekao SA (Banks)	281,066
906	Bank Zachodni WBK SA (Banks)	78,074
619	Budimex SA (Construction & Engineering)	33,400
993	CCC SA (Textiles, Apparel & Luxury Goods)	51,291
2,923	CD Projekt SA* (Software)	42,808
1,470	Ciech SA (Chemicals)	25,258
9,979	Cyfrowy Polsat SA* (Media)	60,395

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
9,340	Enea SA* (Electric Utilities)	$ 23,647
8,100	Energa SA (Electric Utilities)	20,661
4,088	Eurocash SA (Food & Staples Retailing)	40,730
1,168	Grupa Azoty SA (Chemicals)	20,040
914	ING Bank Slaski SA (Banks)	40,444
2,503	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	41,863
3,196	KGHM Polska Miedz SA (Metals & Mining)	99,127
49	LPP SA (Textiles, Apparel & Luxury Goods)	62,440
480	mBank SA* (Banks)	45,378
48,026	Orange Polska SA (Diversified Telecommunication Services)	64,797
36,611	PGE Polska Grupa Energetyczna SA (Electric Utilities)	99,965
2,286	PKP Cargo SA* (Road & Rail)	30,471
6,717	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	136,313
33,184	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	45,570
45,398	Powszechna Kasa Oszczednosci Bank Polski SA* (Banks)	348,293
8,224	Powszechny Zaklad Ubezpieczen SA (Insurance)	72,369
46,062	Tauron Polska Energia SA* (Electric Utilities)	33,931

		1,927,222

Portugal – 0.1%
9,719	EDP - Energias de Portugal SA (Electric Utilities)	28,264
4,730	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	69,693
2,551	Jeronimo Martins SGPS SA (Food & Staples Retailing)	43,177
167,881	Sonae SGPS SA* (Food & Staples Retailing)	144,506

		285,640

Romania – 0.1%
140,800	Banca Transilvania SA (Banks)	79,854
13,000	BRD-Groupe Societe Generale SA (Banks)	35,891
441	New Europe Property Investments PLC (Real Estate Management & Development)	5,138
1,092,000	OMV Petrom SA* (Oil, Gas & Consumable Fuels)	74,254
14,500	Societatea Energetica Electrica SA (Electric Utilities)	49,165

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Romania – (continued)
8,000	Societatea Nationala de Gaze Naturale ROMGAZ SA (Oil, Gas & Consumable Fuels)	$ 52,798
4,000	Transelectrica SA (Electric Utilities)	31,122

		328,222

Russia – 0.5%
22,000	Aeroflot PJSC* (Airlines)	63,708
3,200	Alrosa PAO* (Metals & Mining)	5,621
37,500	Alrosa PJSC (Metals & Mining)	65,876
107	Bashneft PJSC* (Oil, Gas & Consumable Fuels)	7,198
7,330	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	18,238
46,041	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	228,173
93,000	Inter Rao Ues PJSC* (Electric Utilities)	6,296
888,000	Inter RAO UES PJSC (Electric Utilities)	60,113
6,656	LSR Group PJSC GDR (Real Estate Management & Development)	24,694
329	Lukoil PJSC* (Oil, Gas & Consumable Fuels)	18,453
758	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	42,603
2,595	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	146,241
1,188	Magnit PJSC (Food & Staples Retailing)	190,404
6,401	Magnit PJSC GDR (Food & Staples Retailing)	234,975
2,615	MegaFon PJSC GDR (Wireless Telecommunication Services)	28,372
8,224	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	133,302
22,200	Mobile TeleSystems PJSC (Wireless Telecommunication Services)	101,678
11,230	Moscow Exchange MICEX-RTS PJSC (Capital Markets)	25,036
515	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	65,513
1,465	PhosAgro PJSC GDR (Chemicals)	22,488
7,150	PIK Group PJSC* (Household Durables)	33,969
4,697	Polymetal International PLC (Metals & Mining)	54,627
3,210	Rosneft Oil Co. PJSC* (Oil, Gas & Consumable Fuels)	21,364
10,300	Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)	68,210
44,300	Rostelecom PJSC* (Diversified Telecommunication Services)	61,439
5,411,000	RusHydro PJSC* (Electric Utilities)	92,955
94,270	Sberbank of Russia PJSC* (Banks)	269,456
1,240	Severstal PJSC* (Metals & Mining)	19,581
3,265	Severstal PJSC GDR (Metals & Mining)	51,817
78,200	Sistema PJSC FC (Wireless Telecommunication Services)	31,032

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
2,418	Sistema PJSC FC GDR (Wireless Telecommunication Services)	$ 23,140
9,600	Surgutneftegas OJSC* (Oil, Gas & Consumable Fuels)	5,163
6,543	Surgutneftegas OJSC ADR (Oil, Gas & Consumable Fuels)	35,165
860	Tatneft PJSC* (Oil, Gas & Consumable Fuels)	5,814
2,051	Tatneft PJSC ADR (Oil, Gas & Consumable Fuels)	83,614
673,000	Unipro PJSC (Independent Power and Renewable Electricity Producers)	31,657
2,256	Uralkali PJSC GDR* (Chemicals)	31,960
37,760,000	VTB Bank PJSC* (Banks)	43,237
1,960	X5 Retail Group NV GDR* (Food & Staples Retailing)	65,758

		2,518,940

Singapore – 0.3%
19,100	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	33,350
234	Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	46,683
32,100	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	34,776
4,000	CapitaLand Ltd. (Real Estate Management & Development)	9,335
32,000	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	43,971
2,100	City Developments Ltd. (Real Estate Management & Development)	13,784
2,900	ComfortDelGro Corp. Ltd. (Road & Rail)	4,963
800	DBS Group Holdings Ltd. (Banks)	10,816
36,300	Fortune Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	42,200
50,800	Genting Singapore PLC (Hotels, Restaurants & Leisure)	35,039
6,800	Global Logistic Properties Ltd. (Real Estate Management & Development)	12,532
108,900	Golden Agri-Resources Ltd. (Food Products)	32,756
13,700	Hutchison Port Holdings Trust (Transportation Infrastructure)	5,827

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
200	Jardine Cycle & Carriage Ltd. (Distributors)	$ 5,865
1,400	Keppel Corp. Ltd. (Industrial Conglomerates)	6,143
47,300	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	33,897
254,321	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	276,694
47,700	Mapletree Greater China Commercial Trust (Equity Real Estate Investment Trusts (REITs))	32,386
46,000	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	53,692
3,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	23,344
12,900	SATS Ltd. (Transportation Infrastructure)	48,329
4,300	Sembcorp Industries Ltd. (Industrial Conglomerates)	9,603
57,500	Silverlake Axis Ltd. (Software)	23,726
5,700	Singapore Airlines Ltd. (Airlines)	40,145
9,400	Singapore Post Ltd. (Air Freight & Logistics)	9,800
1,900	Singapore Press Holdings Ltd. (Media)	4,659
3,000	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	7,031
1,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,201
11,300	StarHub Ltd. (Wireless Telecommunication Services)	23,792
29,100	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	35,764
1,600	United Overseas Bank Ltd. (Banks)	23,795
47,400	UOL Group Ltd. (Real Estate Management & Development)	214,678
11,300	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	81,745
10,800	Wilmar International Ltd. (Food Products)	29,722

		1,316,043

South Africa – 0.7%
262	Anglo American Platinum Ltd.* (Metals & Mining)	6,859
4,500	AngloGold Ashanti Ltd.* (Metals & Mining)	57,185

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
16,587	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	$ 379,488
7,006	AVI Ltd. (Food Products)	47,754
3,739	Barclays Africa Group Ltd. (Banks)	44,036
8,318	Barloworld Ltd. (Trading Companies & Distributors)	68,391
4,863	Bid Corp. Ltd. (Food & Staples Retailing)	84,372
104	Capitec Bank Holdings Ltd. (Banks)	5,435
3,451	Clicks Group Ltd. (Food & Staples Retailing)	31,245
1,006	Coronation Fund Managers Ltd. (Capital Markets)	4,998
7,400	DataTec Ltd. (Electronic Equipment, Instruments & Components)	28,611
3,631	Discovery Ltd. (Insurance)	30,989
3,898	EOH Holdings Ltd. (IT Services)	42,437
16,392	FirstRand Ltd. (Diversified Financial Services)	61,062
4,314	Fortress Income Fund Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	5,538
18,686	Gold Fields Ltd. (Metals & Mining)	64,615
52,334	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	102,391
4,201	Harmony Gold Mining Co. Ltd. ADR (Metals & Mining)	10,586
2,812	Hosken Consolidated Investments Ltd. (Industrial Conglomerates)	27,963
6,226	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	55,384
7,220	Impala Platinum Holdings Ltd.* (Metals & Mining)	28,773
391	Imperial Holdings Ltd. (Distributors)	4,855
834	Investec Ltd. (Capital Markets)	5,895
65,600	KAP Industrial Holdings Ltd. (Industrial Conglomerates)	37,973
1,469	Liberty Holdings Ltd.* (Insurance)	11,992
15,600	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	38,899
2,064	Mondi Ltd. (Paper & Forest Products)	45,350
22,690	MTN Group Ltd. (Wireless Telecommunication Services)	211,581
12,002	Nampak Ltd.* (Containers & Packaging)	16,740
2,195	Naspers Ltd. (Media)	349,689
1,247	Nedbank Group Ltd. (Banks)	21,510
30,429	Netcare Ltd. (Health Care Providers & Services)	73,187

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
1,756	Northam Platinum Ltd.* (Metals & Mining)	$ 6,666
1,052	Pick n Pay Stores Ltd. (Food & Staples Retailing)	5,337
3,282	Pioneer Foods Group Ltd. (Food Products)	40,404
1,740	Rand Merchant Investment Holdings Ltd. (Insurance)	5,046
108,920	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	90,231
2,114	Remgro Ltd. (Diversified Financial Services)	35,398
8,056	Resilient REIT Ltd. (Equity Real Estate Investment Trusts (REITs))	69,952
6,600	Reunert Ltd. (Industrial Conglomerates)	33,612
5,114	RMB Holdings Ltd. (Diversified Financial Services)	24,674
12,234	SA Corporate Real Estate Ltd. (Equity Real Estate Investment Trusts (REITs))	5,175
9,650	Sanlam Ltd. (Insurance)	46,618
10,734	Sappi Ltd. (Paper & Forest Products)	69,018
7,693	Sasol Ltd. (Chemicals)	229,497
5,689	Shoprite Holdings Ltd. (Food & Staples Retailing)	75,514
5,761	Sibanye Gold Ltd. (Metals & Mining)	13,025
6,510	Standard Bank Group Ltd. (Banks)	69,616
3,962	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	21,713
10,700	The Bidvest Group Ltd. (Industrial Conglomerates)	126,011
434	The Foschini Group Ltd. (Specialty Retail)	5,190
2,976	The SPAR Group Ltd. (Food & Staples Retailing)	42,073
2,769	Tiger Brands Ltd. (Food Products)	83,577
2,917	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	5,724
6,668	Vodacom Group Ltd. (Wireless Telecommunication Services)	74,726
4,673	Woolworths Holdings Ltd. (Multiline Retail)	25,674

		3,210,254

South Korea – 2.2%
195	Amorepacific Corp. (Personal Products)	53,223
251	AMOREPACIFIC Group (Personal Products)	29,287
295	BGF retail Co. Ltd. (Food & Staples Retailing)	23,341

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
2,586	Celltrion, Inc.* (Biotechnology)	$ 223,475
81	CJ CheilJedang Corp. (Food Products)	24,739
175	CJ Corp. (Industrial Conglomerates)	27,478
208	Coway Co. Ltd. (Household Durables)	15,641
185	E-MART, Inc. (Food & Staples Retailing)	32,386
181	Green Cross Corp. (Biotechnology)	21,520
1,187	Green Cross Holdings Corp. (Biotechnology)	21,861
606	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	26,684
1,486	Hana Financial Group, Inc. (Banks)	44,061
446	Hankook Tire Co. Ltd. (Auto Components)	21,764
86	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	21,359
437	Hanmi Science Co. Ltd. (Pharmaceuticals)	21,763
1,108	Hanwha Chemical Corp. (Chemicals)	24,890
145	Hyosung Corp. (Chemicals)	16,904
877	Hyundai Development Co. (Construction & Engineering)	32,999
883	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	31,608
190	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	25,442
1,978	Hyundai Heavy Industries Co. Ltd.* (Machinery)	225,574
246	Hyundai Mobis Co. Ltd. (Auto Components)	51,177
2,591	Hyundai Motor Co. (Automobiles)	311,926
412	Hyundai Steel Co. (Metals & Mining)	20,661
13,650	Industrial Bank of Korea (Banks)	149,104
927	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	26,085
1,220	KB Financial Group, Inc. (Banks)	49,368
9,017	KB Financial Group, Inc. ADR* (Banks)	366,090
1,272	Kia Motors Corp. (Automobiles)	39,868
544	Komipharm International Co. Ltd.* (Pharmaceuticals)	14,458
455	Korea Aerospace Industries Ltd. (Aerospace & Defense)	24,289
3,296	Korea Electric Power Corp. (Electric Utilities)	120,709
493	Korea Gas Corp. (Gas Utilities)	19,688
358	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	25,374

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
79	Korea Zinc Co. Ltd. (Metals & Mining)	$ 33,409
2,400	KT Corp. ADR* (Diversified Telecommunication Services)	35,688
3,822	KT&G Corp. (Tobacco)	331,077
1,593	LG Chem Ltd. (Chemicals)	359,215
612	LG Corp. (Industrial Conglomerates)	31,225
371	LG Electronics, Inc. (Household Durables)	17,730
251	LG Household & Health Care Ltd (Personal Products)	189,800
2,727	LG Uplus Corp. (Diversified Telecommunication Services)	26,786
77	Lotte Chemical Corp. (Chemicals)	24,952
106	Lotte Shopping Co. Ltd. (Multiline Retail)	20,626
76	Medy-Tox, Inc. (Biotechnology)	27,107
1,202	NAVER Corp. (Internet Software & Services)	785,162
373	OCI Co. Ltd.* (Chemicals)	27,588
31	Orion Corp. (Food Products)	17,321
317	POSCO (Metals & Mining)	74,091
689	S-Oil Corp. (Oil, Gas & Consumable Fuels)	48,122
236	Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)	32,696
390	Samsung C&T Corp. (Industrial Conglomerates)	42,316
113	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	192,188
3,283	Samsung Electronics Co. Ltd. GDR	2,798,545
130	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	30,119
332	Samsung Life Insurance Co. Ltd. (Insurance)	31,722
1,425	Shinhan Financial Group Co. Ltd. (Banks)	56,319
6,288	Shinhan Financial Group Co. Ltd. ADR* (Banks)	248,628
159	SK Holdings Co. Ltd. (Industrial Conglomerates)	29,626
16,395	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	757,185
2,466	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	334,069
523	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	100,263
54,900	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,180,350
208	ViroMed Co. Ltd.* (Biotechnology)	18,686
2,642	Woori Bank (Banks)	29,825

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
69	Yuhan Corp. (Pharmaceuticals)	$ 11,180

		10,128,412

Spain – 0.6%
951	Abertis Infraestructuras SA (Transportation Infrastructure)	13,628
456	Acciona SA (Electric Utilities)	35,376
3,816	Acerinox SA (Metals & Mining)	52,477
320	ACS Actividades de Construccion y Servicios* SA (Construction & Engineering)	9,863
48	Aena SA(a) (Transportation Infrastructure)	6,981
642	Amadeus IT Group SA (IT Services)	29,700
1,809	Banco Bilbao Vizcaya Argentaria SA (Banks)	12,302
7,710	Banco de Sabadell SA (Banks)	11,640
30,702	Banco Popular Espanol SA (Banks)	31,791
2,225	Banco Santander SA (Banks)	12,431
47,986	Bankia SA (Banks)	50,729
11,423	Bankinter SA (Banks)	91,945
260	Bolsas y Mercados Espanoles SHMSF SA (Capital Markets)	8,208
183,631	CaixaBank SA (Banks)	673,098
412	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	5,867
2,969	Cemex Latam Holdings SA* (Construction Materials)	11,633
1,268	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	6,711
8,898	Ebro Foods SA (Food Products)	183,640
1,240	Enagas SA (Oil, Gas & Consumable Fuels)	30,453
6,229	Endesa SA (Electric Utilities)	128,458
1,682	Ferrovial SA (Construction & Engineering)	30,532
13,684	Gamesa Corp. Tecnologica SA (Electrical Equipment)	287,753
1,629	Gas Natural SDG SA (Gas Utilities)	31,423
5,144	Iberdrola SA*	32,489
19,350	Industria de Diseno Textil SA (Specialty Retail)	640,011
14,073	Mapfre SA (Insurance)	42,670
584	Mediaset Espana Comunicacion SA (Media)	7,148
3,979	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	44,569
935	Red Electrica Corp. SA (Electric Utilities)	16,720

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
2,096	Repsol SA (Oil, Gas & Consumable Fuels)	$ 31,066
636	Viscofan SA (Food Products)	32,342
1,450	Zardoya Otis SA (Machinery)	12,239

		2,615,893

Swaziland – 0.0%
674	Wolseley PLC (Trading Companies & Distributors)	41,741

Sweden – 0.6%
26,268	Alfa Laval AB (Machinery)	491,111
286	Atlas Copco AB Class A (Machinery)	9,173
1,100	Autoliv, Inc. (Auto Components)	127,226
11,602	BillerudKorsnas AB (Containers & Packaging)	193,290
1,589	Boliden AB (Metals & Mining)	46,355
23,800	Castellum AB (Real Estate Management & Development)	327,861
400	Electrolux AB Series B (Household Durables)	10,636
1,052	Elekta AB Class B (Health Care Equipment & Supplies)	9,518
3,001	Getinge AB Class B (Health Care Equipment & Supplies)	48,481
20,307	Hemfosa Fastigheter AB (Real Estate Management & Development)	187,874
305	Hennes & Mauritz AB (Specialty Retail)	8,727
3,466	Husqvarna AB Class B (Household Durables)	29,029
2,749	ICA Gruppen AB (Food & Staples Retailing)	89,834
2,206	Industrivarden AB Class C (Diversified Financial Services)	42,746
835	Investor AB Class B (Diversified Financial Services)	33,330
1,207	Kinnevik AB Class B (Diversified Financial Services)	30,987
7,298	Loomis AB Class B (Commercial Services & Supplies)	213,596
1,837	Lundin Petroleum AB* (Oil, Gas & Consumable Fuels)	39,643
11,241	Mycronic AB (Electronic Equipment, Instruments & Components)	128,192
3,123	Nordea Bank AB (Banks)	37,702
620	Sandvik AB (Machinery)	8,369
10,501	Scandic Hotels Group AB*(a) (Hotels, Restaurants & Leisure)	93,294

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
2,377	Securitas AB Class B (Commercial Services & Supplies)	$ 37,850
2,372	Skandinaviska Enskilda Banken AB (Banks)	26,644
1,100	Skanska AB Class B (Construction & Engineering)	26,895
1,418	SKF AB Class B (Machinery)	28,533
2,730	Svenska Cellulosa AB SCA Class B (Household Products)	82,150
2,698	Svenska Handelsbanken AB Class A (Banks)	40,278
1,612	Swedbank AB Class A (Banks)	40,759
1,995	Swedish Match AB (Tobacco)	64,951
7,089	Tele2 AB Class B (Wireless Telecommunication Services)	62,501
5,414	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	32,042
8,377	Telia Co. AB (Diversified Telecommunication Services)	33,981
1,582	Trelleborg AB Class B (Machinery)	32,820
3,059	Volvo AB Class B (Machinery)	39,148

		2,755,526

Switzerland – 4.1%
65,805	ABB Ltd.* (Electrical Equipment)	1,568,188
108	Actelion Ltd.* (Biotechnology)	28,198
20,260	Aryzta AG* (Food Products)	558,064
871	Baloise Holding AG (Insurance)	112,153
33	Barry Callebaut AG* (Food Products)	40,834
2,075	Cembra Money Bank AG* (Consumer Finance)	156,671
16,214	Chubb Ltd. (Insurance)	2,131,979
15,855	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,234,783
2,151	Clariant AG* (Chemicals)	40,312
2,623	Credit Suisse Group AG* (Capital Markets)	40,040
248	Dufry AG* (Specialty Retail)	35,404
101	EMS-Chemie Holding AG (Chemicals)	52,136
325	Flughafen Zuerich AG (Transportation Infrastructure)	63,914
23	Galenica AG (Pharmaceuticals)	25,217
94	Geberit AG (Building Products)	40,175
387	Georg Fischer AG (Machinery)	318,941
17	Givaudan SA (Chemicals)	30,648

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
14,874	Glencore PLC* (Metals & Mining)	$ 61,603
134	Helvetia Holding AG (Insurance)	75,827
615	Julius Baer Group Ltd.* (Capital Markets)	28,912
273	Kuehne & Nagel International AG (Marine)	37,354
592	LafargeHolcim Ltd.* (Construction Materials)	31,876
885	Logitech International SA (Technology Hardware, Storage & Peripherals)	25,346
316	Lonza Group AG* (Life Sciences Tools & Services)	58,055
24,639	Nestle SA (Food Products)	1,805,164
19,597	Novartis AG (Pharmaceuticals)	1,446,798
14,124	Novartis AG ADR (Pharmaceuticals)	1,044,046
839	Pargesa Holding SA (Diversified Financial Services)	55,888
204	Partners Group Holding AG (Capital Markets)	103,095
1,212	PSP Swiss Property AG (Real Estate Management & Development)	109,056
5,598	Roche Holding AG (Pharmaceuticals)	1,326,436
173	Schindler Holding AG (Machinery)	32,977
604	SGS SA (Professional Services)	1,281,557
4	Sika AG (Chemicals)	21,021
308	Sonova Holding AG (Health Care Equipment & Supplies)	40,781
140	Straumann Holding AG (Health Care Equipment & Supplies)	56,499
292	Swiss Life Holding AG* (Insurance)	88,648
1,530	Swiss Prime Site AG* (Real Estate Management & Development)	127,454
31,282	Swiss Re AG (Insurance)	2,923,260
23	Swisscom AG (Diversified Telecommunication Services)	10,146
38	Syngenta AG (Chemicals)	16,151
1,000	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	74,350
505	Temenos Group AG* (Software)	36,720
89	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	31,542
25,827	UBS Group AG (Capital Markets)	419,723
607	Valora Holding AG (Specialty Retail)	203,039

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
378	Ypsomed Holding AG* (Health Care Equipment & Supplies)	$ 70,057
3,910	Zurich Insurance Group AG* (Insurance)	1,125,977

		19,247,015

Taiwan – 1.5%
64,492	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	368,894
4,000	Airtac International Group (Machinery)	33,298
18,000	Asia Cement Corp. (Construction Materials)	15,430
48,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	19,876
3,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,467
24,000	Cathay Financial Holding Co. Ltd. (Insurance)	36,549
26,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	51,761
90,000	China Airlines Ltd. (Airlines)	27,034
116,000	China Development Financial Holding Corp. (Banks)	29,650
46,000	China Steel Corp. (Metals & Mining)	37,245
48,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	156,562
25,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	15,084
371,520	CTBC Financial Holding Co. Ltd. (Banks)	211,623
6,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	33,512
55,000	E.Sun Financial Holding Co. Ltd. (Banks)	32,489
2,045	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	21,361
63,000	Eva Airways Corp. (Airlines)	30,427
64,000	Far Eastern New Century Corp. (Industrial Conglomerates)	53,340
20,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	47,519
6,720	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	29,374
42,925	First Financial Holding Co. Ltd. (Banks)	23,954
20,000	Formosa Chemicals & Fibre Corp. (Chemicals)	61,999

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
20,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	$ 68,319
19,000	Formosa Plastic Corp. (Chemicals)	54,899
20,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	32,505
5,000	Giant Manufacturing Co. Ltd. (Leisure Products)	32,861
2,000	Ginko International Co. Ltd. (Health Care Equipment & Supplies)	19,715
3,000	Grape King Bio Ltd. (Personal Products)	17,046
26,000	Highwealth Construction Corp. (Real Estate Management & Development)	38,667
5,000	Hiwin Technologies Corp. (Machinery)	25,776
34,100	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	91,449
88,934	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	467,793
4,000	Hotai Motor Co. Ltd. (Specialty Retail)	45,967
43,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	18,215
2,000	King Slide Works Co. Ltd. (Machinery)	26,625
1,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	143,036
25,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	171,152
524,788	Mega Financial Holding Co. Ltd. (Banks)	391,223
26,000	Nan Ya Plastics Corp. (Chemicals)	61,245
2,000	OBI Pharma, Inc.* (Biotechnology)	18,527
13,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	31,305
4,000	PharmaEngine, Inc. (Biotechnology)	24,361
32,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	40,545
8,000	President Chain Store Corp. (Food & Staples Retailing)	59,841
10,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	20,388

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
30,000	Ruentex Development Co. Ltd.* (Real Estate Management & Development)	$ 36,555
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	27,833
10,000	Siliconware Precision Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,232
2,000	St. Shine Optical Co. Ltd. (Health Care Equipment & Supplies)	37,788
11,550	Standard Foods Corp. (Food Products)	28,388
19,000	Taiwan Cement Corp. (Construction Materials)	21,547
12,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	15,611
15,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	50,102
37,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	220,478
103,614	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,202,709
40,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	36,156
4,000	TTY Biopharm Co. Ltd. (Pharmaceuticals)	13,068
79,000	Uni-President Enterprises Corp. (Food Products)	135,520
82,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	29,777
59,000	Walsin Lihwa Corp. (Electrical Equipment)	22,943
80,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	31,765

		7,188,380

Thailand – 0.6%
15,200	Advanced Info Service PCL (Wireless Telecommunication Services)	68,657
36,076	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	165,318
1,200	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	5,420
5,300	Airports of Thailand PCL (Transportation Infrastructure)	62,417

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
1,900	Airports of Thailand PCL NVDR (Transportation Infrastructure)	$ 22,376
12,081	Bangkok Bank PCL ADR (Banks)	299,506
7,900	Bangkok Bank PCL. (Banks)	40,732
525,300	Bangkok Dusit Medical Services PCL Class F (Health Care Providers & Services)	330,967
170,500	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	107,424
142,100	Bangkok Expressway & Metro PCL	28,506
518,600	Bangkok Land PCL (Real Estate Management & Development)	27,991
29,900	Bank of Ayudhya PCL NVDR (Banks)	33,546
33,500	BEC World PCL (Media)	16,840
3,400	Berli Jucker PCL NVDR (Industrial Conglomerates)	4,832
117,900	BTS Group Holdings PCL (Road & Rail)	27,968
159,600	BTS Group Holdings PCL NVDR (Road & Rail)	37,860
7,500	Bumrungrad Hospital PCL (Health Care Providers & Services)	38,113
4,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	24,390
22,700	Central Pattana PCL (Real Estate Management & Development)	36,434
16,200	Central Pattana PCL NVDR (Real Estate Management & Development)	26,002
15,300	Charoen Pokphand Foods PCL (Food Products)	12,388
39,500	Charoen Pokphand Foods PCL NVDR (Food Products)	31,981
27,700	CP ALL PCL (Food & Staples Retailing)	47,578
17,600	CP ALL PCL NVDR (Food & Staples Retailing)	30,228
15,200	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	36,994
11,100	Delta Electronics Thailand PCL NVDR (Electronic Equipment, Instruments & Components)	27,015
7,300	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	41,844
14,900	Energy Absolute PCL NVDR (Oil, Gas & Consumable Fuels)	12,057

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
13,900	Glow Energy PCL (Independent Power and Renewable Electricity Producers)	$ 30,788
30,200	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	36,466
98,200	Home Product Center PCL (Specialty Retail)	27,740
24,000	Indorama Ventures PCL (Chemicals)	23,857
10,300	Indorama Ventures PCL NVDR (Chemicals)	10,239
13,100	Intouch Holdings PCL NVDR (Wireless Telecommunication Services)	19,913
7,100	Kasikornbank PCL (Banks)	37,839
4,800	Kasikornbank PCL NVDR (Banks)	25,719
8,000	KCE Electronics PCL (Electronic Equipment, Instruments & Components)	24,785
47,100	Krung Thai Bank PCL NVDR (Banks)	25,425
32,000	Minor International PCL (Hotels, Restaurants & Leisure)	31,602
26,400	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	26,072
39,900	Pruksa Holding PCL (Real Estate Management & Development)	26,404
18,800	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	52,342
9,600	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	26,728
24,900	PTT Global Chemical PCL (Chemicals)	47,925
7,100	PTT Global Chemical PCL NVDR (Chemicals)	13,665
6,300	PTT PCL (Oil, Gas & Consumable Fuels)	72,312
2,600	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	29,843
12,500	Ratchaburi Electricity Generating Holding PCL (Independent Power and Renewable Electricity Producers)	18,115
10,400	Robinson Department Store PCL (Multiline Retail)	17,118
36,700	Siam Global House PCL (Specialty Retail)	19,291
542,700	Superblock PCL* (Independent Power and Renewable Electricity Producers)	22,353
103,400	Thai Beverage PCL (Beverages)	63,413

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
4,600	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	$ 9,376
3,400	The Siam Cement PCL (Construction Materials)	48,688
1,600	The Siam Cement PCL NVDR (Construction Materials)	22,999
10,300	The Siam Commercial Bank PCL	44,190
376,900	TMB Bank PCL NVDR (Banks)	25,059
21,400	Total Access Communication PCL (Wireless Telecommunication Services)	23,862
140,984	True Corp. PCL (Diversified Telecommunication Services)	26,235
24,200	True Corp. PCL NVDR (Diversified Telecommunication Services)	4,503
303,100	WHA Corp. PCL* (Real Estate Management & Development)	27,555

		2,607,805

Turkey – 0.3%
24,221	Akbank TAS (Banks)	53,988
26,474	Aksa Enerji Uretim AS* (Independent Power and Renewable Electricity Producers)	20,982
5,738	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	32,214
16,117	Arcelik AS (Household Durables)	97,757
3,743	Aygaz AS (Gas Utilities)	12,657
4,882	BIM Birlesik Magazalar AS (Food & Staples Retailing)	69,688
2,912	Cimsa Cimento Sanayi VE Ticaret AS (Construction Materials)	13,710
2,275	Coca-Cola Icecek AS (Beverages)	23,321
150,166	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Equity Real Estate Investment Trusts (REITs))	122,297
40,155	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	61,129
65,725	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	101,276
3,823	Ford Otomotiv Sanayi AS (Automobiles)	35,382
14,941	Haci Omer Sabanci Holding AS (Diversified Financial Services)	39,561
48,903	Is Gayrimenkul Yatirim Ortakligi AS (Equity Real Estate Investment Trusts (REITs))	20,093
17,544	KOC Holding AS (Industrial Conglomerates)	70,672

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
18,787	Petkim Petrokimya Holding AS (Chemicals)	$ 20,964
24,629	Soda Sanayii AS (Chemicals)	38,527
5,922	TAV Havalimanlari Holding AS (Transportation Infrastructure)	24,373
4,800	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	33,146
7,154	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	155,525
15,994	Turk Hava Yollari AO* (Airlines)	23,485
27,259	Turk Telekomunikasyon AS (Diversified Telecommunication Services)	40,711
38,761	Turkcell Iletisim Hizmetleri AS* (Wireless Telecommunication Services)	116,580
21,663	Turkiye Garanti Bankasi A/S (Banks)	47,851
10,223	Turkiye Halk Bankasi AS (Banks)	30,467
23,715	Turkiye Is Bankasi Class C (Banks)	37,486
3,825	Turkiye Vakiflar Bankasi TAO Class D (Banks)	4,986
5,178	Ulker Biskuvi Sanayi AS (Food Products)	24,993

		1,373,821

United Arab Emirates – 0.1%
96,000	Air Arabia PJSC (Airlines)	36,078
56,609	Ajman Bank PJSC* (Banks)	22,466
76,993	Arabtec Holding PJSC* (Construction & Engineering)	28,286
21,366	DAMAC Properties Dubai Co. PJSC (Real Estate Management & Development)	15,700
59,284	Dubai Financial Market PJSC (Capital Markets)	20,808
49,000	Dubai Investments PJSC (Capital Markets)	32,923
20,000	Dubai Islamic Bank PJSC (Banks)	32,388
85,000	DXB Entertainments PJSC* (Hotels, Restaurants & Leisure)	27,720
23,611	Emaar Malls Group PJSC (Real Estate Management & Development)	16,252
23,600	Emaar Properties PJSC (Real Estate Management & Development)	47,692
38,563	National Central Cooling Co. PJSC (Building Products)	19,519

		299,832

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 8.8%
39,278	3i Group PLC (Capital Markets)	$ 346,972
16,360	Abcam PLC (Biotechnology)	168,902
3,270	Admiral Group PLC (Insurance)	73,261
4,412	Anglo American PLC* (Metals & Mining)	76,055
23,500	Aon PLC (Insurance)	2,648,450
3,478	Ashtead Group PLC (Trading Companies & Distributors)	70,514
3,887	ASOS PLC* (Internet & Direct Marketing Retail)	258,218
22,568	AstraZeneca PLC (Pharmaceuticals)	1,197,661
2,165	Auto Trader Group PLC(a) (Internet Software & Services)	10,935
222,161	Aviva PLC (Insurance)	1,337,604
5,209	Babcock International Group PLC (Commercial Services & Supplies)	58,666
4,240	BAE Systems PLC (Aerospace & Defense)	31,142
177,778	Balfour Beatty PLC (Construction & Engineering)	580,155
387,279	Barclays PLC (Banks)	1,074,823
11,862	Barratt Developments PLC (Household Durables)	71,534
37,804	Beazley PLC (Insurance)	193,390
6,529	Bellway PLC (Household Durables)	204,636
2,896	BHP Billiton PLC (Metals & Mining)	52,817
132,695	boohoo.com PLC* (Internet & Direct Marketing Retail)	236,624
6,670	BP PLC (Oil, Gas & Consumable Fuels)	39,837
26,043	British American Tobacco PLC (Tobacco)	1,607,579
5,897	BT Group PLC (Diversified Telecommunication Services)	22,615
2,223	Bunzl PLC (Trading Companies & Distributors)	58,600
1,768	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	36,561
5,124	Capita PLC (Professional Services)	32,328
6,770	Cardtronics PLC Class A* (IT Services)	369,507
20,588	Carnival PLC (Hotels, Restaurants & Leisure)	1,101,433
302,738	Cobham PLC (Aerospace & Defense)	518,040
97,245	Compass Group PLC (Hotels, Restaurants & Leisure)	1,730,673
1,969	Croda International PLC (Chemicals)	83,145
19,948	Diageo PLC (Beverages)	554,112

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
839	Dialog Semiconductor PLC* (Semiconductors & Semiconductor Equipment)	$ 39,040
37,698	Direct Line Insurance Group PLC (Insurance)	168,880
9,859	Dixons Carphone PLC (Specialty Retail)	39,327
34,716	Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	158,588
2,446	DS Smith PLC (Containers & Packaging)	13,673
92,680	Experian PLC (Professional Services)	1,789,859
13,491	Ferroglobe PLC (Metals & Mining)	141,790
9,814	Fevertree Drinks PLC (Beverages)	156,225
870,777	GKN PLC (Auto Components)	3,775,501
42,863	GlaxoSmithKline PLC (Pharmaceuticals)	828,326
45,648	Greencore Group PLC (Food Products)	135,888
25,100	GVC Holdings PLC (Hotels, Restaurants & Leisure)	191,558
3,739	Halma PLC (Electronic Equipment, Instruments & Components)	43,562
8,681	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	59,832
113,180	Hays PLC (Professional Services)	217,785
3,802	Hill & Smith Holdings PLC (Metals & Mining)	57,682
15,488	Hiscox. Ltd. (Insurance)	200,420
11,948	HSBC Holdings PLC (Banks)	101,927
4,368	IG Group Holdings PLC (Capital Markets)	29,364
1,340	IHS Markit Ltd.* (Professional Services)	52,863
448	Imperial Tobacco Group PLC (Tobacco)	20,755
22,189	Inchcape PLC (Distributors)	200,828
26,287	Indivior PLC (Pharmaceuticals)	98,166
40,142	Informa PLC (Media)	329,984
5,884	Inmarsat PLC (Diversified Telecommunication Services)	45,082
672	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	31,205
20,860	InterContinental Hotels Group PLC ADR (Hotels, Restaurants & Leisure)	968,530
26,913	Intermediate Capital Group PLC (Capital Markets)	234,983
1,226	Intertek Group PLC (Professional Services)	52,481
29,875	J Sainsbury PLC (Food & Staples Retailing)	97,200

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
39,468	JD Sports Fashion PLC (Specialty Retail)	$ 172,867
681	Johnson Matthey PLC (Chemicals)	27,933
28,721	Just Eat PLC* (Internet Software & Services)	195,601
19,796	KAZ Minerals PLC* (Metals & Mining)	117,461
20,105	Kingfisher PLC (Specialty Retail)	85,301
3,494	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	43,789
11,210	Legal & General Group PLC (Insurance)	33,245
1,224,556	Lloyds Banking Group PLC (Banks)	1,004,381
791	London Stock Exchange Group PLC (Capital Markets)	31,669
9,397	Marks & Spencer Group PLC (Multiline Retail)	39,830
4,491	Mediclinic International PLC (Health Care Providers & Services)	43,999
2,200	Michael Kors Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	94,182
1,311	Micro Focus International PLC (Software)	35,462
2,510	Mondi PLC (Paper & Forest Products)	55,476
43,192	National Express Group PLC (Road & Rail)	184,243
13,448	National Grid PLC (Multi-Utilities)	157,519
708	Next PLC (Multiline Retail)	34,162
26,584	Nielsen Holdings PLC (Professional Services)	1,087,551
17,395	Northgate PLC (Road & Rail)	111,275
5,649	Nostrum Oil & Gas PLC* (Oil, Gas & Consumable Fuels)	33,611
10,539	Old Mutual PLC (Insurance)	27,675
5,114	Pearson PLC (Media)	39,869
7,510	Pennon Group PLC (Water Utilities)	75,084
3,064	Persimmon PLC (Household Durables)	74,628
25,081	Phoenix Group Holdings (Insurance)	238,103
1,214	Provident Financial PLC (Consumer Finance)	41,805
72,975	Prudential PLC (Insurance)	1,414,164
56,460	Qinetiq Group PLC (Aerospace & Defense)	187,787
2,379	Randgold Resources Ltd. (Metals & Mining)	202,503
22,679	Reckitt Benckiser Group PLC (Household Products)	1,945,983
18,026	Redrow PLC (Household Durables)	100,798
2,034	RELX PLC (Professional Services)	36,511

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
120,310	Rentokil Initial PLC (Commercial Services & Supplies)	$ 346,662
4,302	Rightmove PLC (Internet Software & Services)	218,056
2,261	Rio Tinto PLC (Metals & Mining)	100,169
4,888	Rolls-Royce Holdings PLC* (Aerospace & Defense)	41,170
14,314	Royal Bank of Scotland Group PLC* (Banks)	40,100
59,523	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,681,192
16,487	Royal Mail PLC (Air Freight & Logistics)	85,623
23,039	RPC Group PLC (Containers & Packaging)	311,123
19,432	RSA Insurance Group PLC (Insurance)	140,697
871	Schroders PLC (Capital Markets)	32,304
7,374	Segro PLC (Equity Real Estate Investment Trusts (REITs))	42,836
1,506	Severn Trent PLC (Water Utilities)	43,167
2,843	Sky PLC (Media)	35,920
2,628	Smiths Group PLC (Industrial Conglomerates)	49,811
43,311	SSE PLC (Electric Utilities)	814,187
6,385	Standard Chartered PLC* (Banks)	62,524
9,279	Standard Life PLC (Insurance)	40,540
3,734	Tate & Lyle PLC (Food Products)	31,561
33,063	Taylor Wimpey PLC (Household Durables)	69,803
17,757	Tesco PLC* (Food & Staples Retailing)	43,621
1,726	The Berkeley Group Holdings PLC (Household Durables)	60,962
6,743	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	49,562
6,430	The Sage Group PLC (Software)	49,731
1,516	The Weir Group PLC (Machinery)	38,404
3,985	Travis Perkins PLC (Trading Companies & Distributors)	73,088
997	Unilever PLC (Personal Products)	40,384
7,859	United Utilities Group PLC (Water Utilities)	91,011
16,774	Vedanta Resources PLC (Metals & Mining)	221,673
23,358	Vesuvius PLC (Machinery)	139,171
377,816	Vodafone Group PLC (Wireless Telecommunication Services)	925,472

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
668	Whitbread PLC (Hotels, Restaurants & Leisure)	$ 33,067
24,845	William Morrison Supermarkets PLC (Food & Staples Retailing)	74,070
11,635	Willis Towers Watson PLC (Insurance)	1,455,888
46,902	Worldpay Group PLC(a) (IT Services)	169,203
2,411	WPP PLC (Media)	56,114

		40,811,426

United States – 40.9%
255	3M Co. (Industrial Conglomerates)	44,579
2,649	Abbott Laboratories (Health Care Equipment & Supplies)	110,658
3,914	ABM Industries, Inc. (Commercial Services & Supplies)	158,086
3,109	Activision Blizzard, Inc. (Software)	125,013
298	Adobe Systems, Inc.* (Software)	33,787
16,232	Advance Auto Parts, Inc. (Specialty Retail)	2,665,944
5,375	Aegion Corp.* (Construction & Engineering)	125,023
12,420	Aetna, Inc. (Health Care Providers & Services)	1,473,136
1,505	Aflac, Inc. (Insurance)	105,335
1,326	Agilent Technologies, Inc. (Life Sciences Tools & Services)	64,934
10,458	Air Lease Corp. (Trading Companies & Distributors)	380,462
1,535	Akamai Technologies, Inc.* (Internet Software & Services)	105,286
3,032	Alamo Group, Inc. (Machinery)	229,310
428	Alaska Air Group, Inc. (Airlines)	40,155
822	Albemarle Corp. (Chemicals)	76,150
611	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	67,711
232	Alleghany Corp.* (Insurance)	141,884
10,638	Allergan PLC* (Pharmaceuticals)	2,328,552
171	Alliance Data Systems Corp. (IT Services)	39,053
3,486	Alliant Energy Corp. (Electric Utilities)	131,248
5,440	Ally Financial, Inc. (Consumer Finance)	114,893
996	Altria Group, Inc. (Tobacco)	70,895
56	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	46,115
4,477	Amdocs Ltd. (IT Services)	262,845

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,077	Ameren Corp. (Multi-Utilities)	$ 162,004
7,285	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	354,197
9,910	American Eagle Outfitters, Inc. (Specialty Retail)	149,740
2,251	American Electric Power Co., Inc. (Electric Utilities)	144,199
444	American Express Co. (Consumer Finance)	33,913
3,361	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	74,883
42,903	American International Group, Inc. (Insurance)	2,756,947
442	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	45,747
4,244	American Water Works Co., Inc. (Water Utilities)	311,679
428	Ameriprise Financial, Inc. (Capital Markets)	48,052
8,555	Ameris Bancorp (Banks)	385,831
6,210	AMERISAFE, Inc. (Insurance)	391,541
28,132	AmerisourceBergen Corp. (Health Care Providers & Services)	2,455,361
842	AMETEK, Inc. (Electrical Equipment)	43,026
1,062	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	71,674
12,979	Amplify Snack Brands, Inc.* (Food Products)	124,988
576	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	40,049
1,810	Analogic Corp. (Health Care Equipment & Supplies)	140,547
1,192	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	101,916
38,356	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	391,998
497	ANSYS, Inc.* (Software)	46,350
18,492	Anthem, Inc. (Health Care Providers & Services)	2,850,357
9,753	Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts (REITs))	50,033
539	Apache Corp. (Oil, Gas & Consumable Fuels)	32,243
22,669	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,750,883
4,200	Arch Capital Group Ltd.* (Insurance)	371,070

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,490	Archer-Daniels-Midland Co. (Food Products)	$ 65,947
4,365	Arconic, Inc. (Aerospace & Defense)	99,478
8,212	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	110,698
2,564	Arthur J. Gallagher & Co. (Insurance)	138,020
6,560	Assured Guaranty Ltd. (Insurance)	255,250
4,718	AT&T, Inc. (Diversified Telecommunication Services)	198,911
589	Autodesk, Inc.* (Software)	47,909
406	Automatic Data Processing, Inc. (IT Services)	41,002
75	AutoZone, Inc.* (Specialty Retail)	54,374
761	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	131,889
43,391	Axis Capital Holdings Ltd. (Insurance)	2,777,458
1,810	Baker Hughes, Inc. (Energy Equipment & Services)	114,175
4,460	Balchem Corp. (Chemicals)	380,170
1,360	Ball Corp. (Containers & Packaging)	103,714
6,279	Banc of California, Inc. (Banks)	99,208
3,298	Baxter International, Inc. (Health Care Equipment & Supplies)	158,007
3,348	BB&T Corp. (Banks)	154,644
528	Becton Dickinson & Co. (Health Care Equipment & Supplies)	93,609
2,649	Bed Bath & Beyond, Inc. (Specialty Retail)	106,887
3,139	Belden, Inc. (Electronic Equipment, Instruments & Components)	240,039
23,194	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	3,807,063
5,457	Best Buy Co., Inc. (Specialty Retail)	242,946
529	BioMarin Pharmaceutical, Inc.* (Biotechnology)	46,356
6,000	Blackbaud, Inc. (Software)	393,660
152	BlackRock, Inc. (Capital Markets)	56,845
3,494	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	106,532
5,540	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	103,598
3,534	Booz Allen Hamilton Holding Corp. (IT Services)	119,520
1,433	BorgWarner, Inc. (Auto Components)	58,509

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,902	Boston Scientific Corp.* (Health Care Equipment & Supplies)	$ 45,762
5,586	Bristow Group, Inc. (Energy Equipment & Services)	98,649
2,064	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	49,804
567	Broadridge Financial Solutions, Inc. (IT Services)	37,723
8,207	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	142,966
921	Brown-Forman Corp. Class B (Beverages)	41,998
4,606	Bunge Ltd. (Food Products)	318,781
2,457	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	186,879
531	C.R. Bard, Inc. (Health Care Equipment & Supplies)	126,022
2,978	CA, Inc. (Software)	93,122
834	Cabot Corp. (Chemicals)	46,179
3,189	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	68,500
10,014	CalAtlantic Group, Inc. (Household Durables)	349,188
13,740	Callidus Software, Inc.* (Software)	253,503
2,815	Campbell Soup Co. (Food Products)	175,177
5,025	Cantel Medical Corp. (Health Care Equipment & Supplies)	388,985
893	Capital One Financial Corp. (Consumer Finance)	78,039
27,724	Cardinal Health, Inc. (Health Care Providers & Services)	2,078,191
12,420	Catalent, Inc.* (Pharmaceuticals)	332,359
667	Caterpillar, Inc. (Machinery)	63,805
14,020	Cathay General Bancorp (Banks)	510,889
56,751	CBRE Group, Inc. Class A* (Real Estate Management & Development)	1,722,960
483	CBS Corp. Class B (Media)	31,149
653	CDK Global, Inc. (Software)	40,845
6,100	CEB, Inc. (Professional Services)	466,345
1,246	Celanese Corp. Series A (Chemicals)	105,162
1,108	Centene Corp.* (Health Care Providers & Services)	70,103
6,778	CenterPoint Energy, Inc. (Multi-Utilities)	177,651
3,462	CenturyLink, Inc. (Diversified Telecommunication Services)	89,527
27,635	Cerner Corp.* (Health Care Technology)	1,484,276
425	Charter Communications, Inc. Class A* (Media)	137,679

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,436	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	$ 89,341
1,369	Chemed Corp. (Health Care Providers & Services)	227,377
686	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	32,688
567	Chevron Corp. (Oil, Gas & Consumable Fuels)	63,135
217	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	91,452
2,546	Church & Dwight Co., Inc. (Household Products)	115,130
1,294	Cigna Corp. (Health Care Providers & Services)	189,209
343	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	46,377
2,177	Cincinnati Financial Corp. (Insurance)	153,653
335	Cintas Corp. (Commercial Services & Supplies)	38,897
46,604	Cisco Systems, Inc. (Communications Equipment)	1,431,675
4,493	CIT Group, Inc. (Banks)	185,067
1,388	Citigroup, Inc. (Banks)	77,492
4,769	Citizens Financial Group, Inc. (Banks)	172,495
948	Citrix Systems, Inc.* (Software)	86,448
6,390	CLARCOR, Inc. (Machinery)	529,156
15,438	ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	254,727
2,915	CME Group, Inc. (Capital Markets)	352,948
5,069	CMS Energy Corp. (Multi-Utilities)	215,939
2,747	Coach, Inc. (Textiles, Apparel & Luxury Goods)	102,600
7,830	Cognex Corp. (Electronic Equipment, Instruments & Components)	528,995
34,593	Cognizant Technology Solutions Corp. Class A* (IT Services)	1,819,246
8,770	Cohen & Steers, Inc. (Capital Markets)	305,985
1,142	Coherent, Inc.* (Electronic Equipment, Instruments & Components)	180,128
874	Colgate-Palmolive Co. (Household Products)	56,443
3,508	Columbia Banking System, Inc. (Banks)	139,478
37,193	Comcast Corp. Class A (Media)	2,805,096
3,725	Compass Minerals International, Inc. (Metals & Mining)	311,410
4,646	Conagra Brands, Inc. (Food Products)	181,612

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,739	Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	$ 242,486
—	Conduent, Inc.* (IT Services)	6
1,506	ConocoPhillips (Oil, Gas & Consumable Fuels)	73,433
3,703	Consolidated Edison, Inc. (Multi-Utilities)	275,318
444	Constellation Brands, Inc. Class A (Beverages)	66,493
1,983	Convergys Corp. (IT Services)	49,218
3,768	Corning, Inc. (Electronic Equipment, Instruments & Components)	99,814
217	Costco Wholesale Corp. (Food & Staples Retailing)	35,577
6,649	Cotiviti Holdings, Inc.* (Health Care Technology)	225,135
849	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	74,568
2,164	CSX Corp. (Road & Rail)	100,388
1,531	Cubic Corp. (Aerospace & Defense)	72,799
693	Cummins, Inc. (Machinery)	101,878
845	Curtiss-Wright Corp. (Aerospace & Defense)	82,861
67,206	CVS Health Corp. (Food & Staples Retailing)	5,296,505
24,617	CYS Investments, Inc. (Mortgage Real Estate Investment Trusts (REITs))	186,351
2,640	D.R. Horton, Inc. (Household Durables)	78,962
1,572	Danaher Corp. (Health Care Equipment & Supplies)	131,922
1,621	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	118,787
1,363	DaVita, Inc.* (Health Care Providers & Services)	86,891
2,526	Deere & Co. (Machinery)	270,408
1,532	Delta Air Lines, Inc. (Airlines)	72,372
1,706	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	96,730
1,116	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	50,823
1,656	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	178,235
9,720	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	133,553
1,543	Discover Financial Services (Consumer Finance)	106,899
85,885	Discovery Communications, Inc. Class C* (Media)	2,379,873
589	DISH Network Corp. Class A* (Media)	34,851

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
24,959	Dollar General Corp. (Multiline Retail)	$ 1,842,473
485	Dollar Tree, Inc.* (Multiline Retail)	37,437
657	Dominion Resources, Inc. (Multi-Utilities)	50,116
859	Dover Corp. (Machinery)	66,787
916	Dr. Pepper Snapple Group, Inc. (Beverages)	83,539
5,041	Dril-Quip, Inc.* (Energy Equipment & Services)	313,550
1,830	DTE Energy Co. (Multi-Utilities)	180,511
3,817	Duke Energy Corp. (Electric Utilities)	299,787
2,474	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	60,192
2,735	E*TRADE Financial Corp.* (Capital Markets)	102,426
1,025	Eastman Chemical Co. (Chemicals)	79,438
2,961	Edison International (Electric Utilities)	215,798
10,385	Education Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	417,581
512	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	49,275
637	Electronic Arts, Inc.* (Software)	53,145
514	Eli Lilly & Co. (Pharmaceuticals)	39,593
3,743	EnerSys (Electrical Equipment)	291,767
2,254	Entergy Corp. (Electric Utilities)	161,477
909	Envision Healthcare Corp.* (Health Care Providers & Services)	61,812
1,390	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	141,196
4,820	EPAM Systems, Inc.* (IT Services)	310,215
2,542	EQT Corp. (Oil, Gas & Consumable Fuels)	154,121
658	Equifax, Inc. (Professional Services)	77,170
131	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	50,432
1,661	Equity Residential (Equity Real Estate Investment Trusts (REITs))	100,939
8,266	Essent Group Ltd.* (Thrifts & Mortgage Finance)	285,756
616	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	138,169
5,667	Everest Re Group Ltd. (Insurance)	1,246,343

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,116	Eversource Energy (Electric Utilities)	$ 172,377
5,700	Exelon Corp. (Electric Utilities)	204,516
5,769	ExlService Holdings, Inc.* (IT Services)	265,086
319	Expedia, Inc. (Internet & Direct Marketing Retail)	38,787
2,620	Expeditors International of Washington, Inc. (Air Freight & Logistics)	136,450
1,957	Express Scripts Holding Co.* (Health Care Providers & Services)	134,798
818	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	58,937
1,936	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	162,411
723	F5 Networks, Inc.* (Communications Equipment)	96,904
219	Facebook, Inc. Class A* (Internet Software & Services)	28,540
1,439	Fastenal Co. (Trading Companies & Distributors)	71,490
2,658	FCB Financial Holdings, Inc. Class A* (Banks)	124,793
355	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	49,853
518	FedEx Corp. (Air Freight & Logistics)	97,959
2,754	Ferro Corp.* (Chemicals)	38,942
17,993	Ferroglobe Representation & Warranty Insurance Trust (Metals & Mining)	—
1,200	Fidelity National Information Services, Inc. (IT Services)	95,304
8,798	Fifth Third Bancorp (Banks)	229,628
6,661	First American Financial Corp. (Insurance)	250,320
479	First Citizens BancShares, Inc. Class A (Banks)	175,668
2,723	First Republic Bank (Banks)	256,861
1,234	First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	38,488
2,205	FirstCash, Inc. (Consumer Finance)	94,154
4,390	FirstEnergy Corp. (Electric Utilities)	133,105
361	Fiserv, Inc.* (IT Services)	38,782
9,250	Five Below, Inc.* (Specialty Retail)	368,613
182	FleetCor Technologies, Inc.* (IT Services)	26,843
14,440	Flotek Industries, Inc.* (Chemicals)	152,631
1,078	Fluor Corp. (Construction & Engineering)	59,829
4,226	FNF Group (Insurance)	149,431

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,378	Foot Locker, Inc. (Specialty Retail)	$ 94,448
3,179	Ford Motor Co. (Automobiles)	39,292
518	Fortune Brands Home & Security, Inc. (Building Products)	28,557
12,870	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	279,279
86,210	Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,204,390
24,202	Franklin Resources, Inc. (Capital Markets)	961,788
2,895	Freeport-McMoRan, Inc.* (Metals & Mining)	48,202
3,164	FTD Cos., Inc.* (Internet & Direct Marketing Retail)	72,709
2,698	FTI Consulting, Inc.* (Professional Services)	113,694
1,290	G&K Services, Inc. Class A (Commercial Services & Supplies)	123,917
670	Gartner, Inc.* (IT Services)	66,571
260	General Dynamics Corp. (Aerospace & Defense)	47,081
2,580	General Electric Co. (Industrial Conglomerates)	76,626
873	General Mills, Inc. (Food Products)	54,545
1,198	General Motors Co. (Automobiles)	43,859
69,043	Gentex Corp. (Auto Components)	1,442,308
297	Genuine Parts Co. (Distributors)	28,753
2,926	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	72,682
7,680	Glacier Bancorp, Inc. (Banks)	272,870
2,593	Global Indemnity Ltd.* (Insurance)	102,449
953	Global Payments, Inc. (IT Services)	73,648
16,995	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	447,988
12,045	Grand Canyon Education, Inc.* (Diversified Consumer Services)	710,414
1,832	Granite Construction, Inc. (Construction & Engineering)	102,830
23,557	Graphic Packaging Holding Co. (Containers & Packaging)	294,698
700	Group 1 Automotive, Inc. (Specialty Retail)	56,553
2,686	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	56,137
2,418	Halliburton Co. (Energy Equipment & Services)	136,786
2,247	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	53,276

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,017	Hanmi Financial Corp. (Banks)	$ 100,014
897	Harley-Davidson, Inc. (Automobiles)	51,165
928	Harris Corp. (Communications Equipment)	95,315
1,206	Hasbro, Inc. (Leisure Products)	99,507
822	HCA Holdings, Inc.* (Health Care Providers & Services)	65,990
3,234	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	98,055
10,600	Healthcare Services Group, Inc. (Commercial Services & Supplies)	421,350
18,565	Heartland Express, Inc. (Road & Rail)	382,439
5,355	HEICO Corp. (Aerospace & Defense)	412,067
4,020	HEICO Corp. Class A (Aerospace & Defense)	266,526
3,129	Heidrick & Struggles International, Inc. (Professional Services)	69,933
2,645	Helen of Troy Ltd.* (Household Durables)	246,779
281	Henry Schein, Inc.* (Health Care Providers & Services)	44,921
956	Hess Corp. (Oil, Gas & Consumable Fuels)	51,796
1,801	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	40,847
6,870	Hibbett Sports, Inc.* (Specialty Retail)	226,710
2,272	Hillenbrand, Inc. (Machinery)	83,042
24,471	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,409,021
2,124	Hologic, Inc.* (Health Care Equipment & Supplies)	86,086
320	Honeywell International, Inc. (Industrial Conglomerates)	37,862
2,000	Hormel Foods Corp. (Food Products)	72,600
3,721	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	67,238
2,389	HP, Inc. (Technology Hardware, Storage & Peripherals)	35,954
7,565	HubSpot, Inc.* (Software)	388,085
723	Humana, Inc. (Health Care Providers & Services)	143,516
21,965	Huntington Bancshares, Inc. (Banks)	297,186
4,435	IBERIABANK Corp. (Banks)	364,335
4,530	ICU Medical, Inc.* (Health Care Equipment & Supplies)	621,063
4,673	IDACORP, Inc. (Electric Utilities)	373,933

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
381	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	$ 46,608
354	Illinois Tool Works, Inc. (Machinery)	45,029
8,805	Impax Laboratories, Inc.* (Pharmaceuticals)	115,786
9,955	INC Research Holdings, Inc. Class A* (Life Sciences Tools & Services)	527,615
432	Incyte Corp.* (Biotechnology)	52,363
899	Infinity Property & Casualty Corp. (Insurance)	78,078
538	Ingredion, Inc. (Food Products)	68,966
3,799	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	141,057
4,514	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	188,369
1,378	Intel Corp. (Semiconductors & Semiconductor Equipment)	50,738
3,887	Intercontinental Exchange, Inc. (Capital Markets)	226,845
488	International Business Machines Corp. (IT Services)	85,166
800	International Flavors & Fragrances, Inc. (Chemicals)	93,768
1,083	International Paper Co. (Containers & Packaging)	61,298
384	Intuit, Inc. (Software)	45,535
114	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	78,967
2,166	Invesco Ltd. (Capital Markets)	62,641
579	J.B. Hunt Transport Services, Inc. (Road & Rail)	57,367
5,383	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	78,107
481	Johnson & Johnson (Pharmaceuticals)	54,473
815	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	83,969
2,018	JPMorgan Chase & Co. (Banks)	170,783
5,585	Juniper Networks, Inc. (Communications Equipment)	149,566
8,104	Kansas City Southern (Road & Rail)	696,215
11,745	KapStone Paper & Packaging Corp. (Paper & Forest Products)	281,645
3,354	KAR Auction Services, Inc. (Commercial Services & Supplies)	152,775
1,384	Kellogg Co. (Food Products)	100,631
12,299	KeyCorp (Banks)	221,013
143	Kimberly-Clark Corp. (Household Products)	17,322

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,626	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	$ 90,251
3,505	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	78,302
717	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	61,024
3,833	Kohl’s Corp. (Multiline Retail)	152,668
2,411	Korn/Ferry International (Professional Services)	70,040
19,041	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	124,528
840	L Brands, Inc. (Specialty Retail)	50,576
998	L3 Technologies, Inc. (Aerospace & Defense)	158,373
1,345	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	180,512
987	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	113,367
274	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	14,407
2,730	LaSalle Hotel Properties (Equity Real Estate Investment Trusts (REITs))	82,364
2,913	LCI Industries (Auto Components)	319,702
472	Lear Corp. (Auto Components)	67,066
1,686	Lennar Corp. Class A (Household Durables)	75,280
1,263	Level 3 Communications, Inc.* (Diversified Telecommunication Services)	75,098
1,422	Liberty Broadband Corp. Class C* (Media)	121,353
2,984	Liberty Interactive Corp. QVC Group Class A* (Internet & Direct Marketing Retail)	57,233
2,442	LifePoint Health, Inc.* (Health Care Providers & Services)	144,933
1,212	Lincoln National Corp. (Insurance)	81,822
1,355	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	85,541
7,754	Lithia Motors, Inc. Class A (Specialty Retail)	799,592
1,559	Live Nation Entertainment, Inc.* (Media)	44,619
1,371	LKQ Corp.* (Distributors)	43,749
249	Lockheed Martin Corp. (Aerospace & Defense)	62,581
3,774	Loews Corp. (Insurance)	175,793
7,760	LogMeIn, Inc. (Internet Software & Services)	838,856

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,654	M&T Bank Corp. (Banks)	$ 268,891
8,145	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	387,295
2,704	Macy’s, Inc. (Multiline Retail)	79,876
12,344	Maiden Holdings Ltd. (Insurance)	219,106
4,835	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	80,986
1,505	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	72,315
237	Markel Corp.* (Insurance)	219,225
4,660	MarketAxess Holdings, Inc. (Capital Markets)	872,585
590	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	49,914
669	Marsh & McLennan Cos., Inc. (Insurance)	45,505
912	Martin Marietta Materials, Inc. (Construction Materials)	209,395
1,713	Masco Corp. (Building Products)	56,443
22,382	MasterCard, Inc. Class A (IT Services)	2,379,878
21,753	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	572,757
3,398	Mattel, Inc. (Leisure Products)	89,062
2,082	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	92,607
2,484	MAXIMUS, Inc. (IT Services)	136,968
1,549	McCormick & Co., Inc. (Food Products)	148,007
605	McDonald’s Corp. (Hotels, Restaurants & Leisure)	74,155
31,069	McKesson Corp. (Health Care Providers & Services)	4,323,251
7,310	Medidata Solutions, Inc.* (Health Care Technology)	362,137
270	MercadoLibre, Inc. (Internet Software & Services)	50,055
2,922	Merck & Co., Inc. (Pharmaceuticals)	181,135
1,470	MetLife, Inc. (Insurance)	79,983
198	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	84,473
21,885	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	172,673
3,946	MGM Resorts International* (Hotels, Restaurants & Leisure)	113,645
641	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	43,171

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
6,820	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	$ 164,430
54,969	Microsoft Corp. (Software)	3,553,746
1,322	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	125,524
1,904	Minerals Technologies, Inc. (Chemicals)	152,606
7,545	Mobile Mini, Inc. (Commercial Services & Supplies)	245,590
514	Mohawk Industries, Inc.* (Household Durables)	110,942
1,639	Molson Coors Brewing Co. Class B (Beverages)	158,196
1,691	Mondelez International, Inc. Class A (Food Products)	74,877
3,150	Monro Muffler Brake, Inc. (Specialty Retail)	188,685
519	Monsanto Co. (Chemicals)	56,213
8,976	Moody’s Corp. (Capital Markets)	930,542
1,602	Morgan Stanley (Capital Markets)	68,069
23,127	Motorola Solutions, Inc. (Communications Equipment)	1,866,580
2,239	MTGE Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	35,600
2,216	NASDAQ, Inc. (Capital Markets)	156,317
5,025	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	371,800
107,968	National Oilwell Varco, Inc. (Energy Equipment & Services)	4,082,270
6,041	Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	109,584
9,052	Navient Corp. (Consumer Finance)	136,142
5,897	Navigant Consulting, Inc.* (Professional Services)	145,656
4,958	Nelnet, Inc. Class A (Consumer Finance)	243,091
4,186	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	160,408
2,326	NETGEAR, Inc.* (Communications Equipment)	132,349
14,248	New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	216,427
854	Newell Brands, Inc. (Household Durables)	40,420
959	Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	38,437

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
12,602	Newmont Mining Corp. (Metals & Mining)	$ 457,201
1,174	NextEra Energy, Inc. (Electric Utilities)	145,247
677	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	35,813
4,084	NiSource, Inc. (Multi-Utilities)	91,359
1,937	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	77,015
613	Norfolk Southern Corp. (Road & Rail)	72,003
2,007	Northern Trust Corp. (Capital Markets)	166,501
182	Northrop Grumman Corp. (Aerospace & Defense)	41,693
8,565	NorthWestern Corp. (Multi-Utilities)	489,147
2,107	Nu Skin Enterprises, Inc. Class A (Personal Products)	109,311
1,404	Nucor Corp. (Metals & Mining)	81,558
382	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	41,707
132	O’Reilly Automotive, Inc.* (Specialty Retail)	34,620
2,476	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	167,799
28,302	Office Depot, Inc. (Specialty Retail)	125,944
3,784	Olin Corp. (Chemicals)	99,179
471	Omnicom Group, Inc. (Media)	40,341
1,247	On Assignment, Inc.* (Professional Services)	56,464
874	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	48,166
213,182	Oracle Corp. (Software)	8,550,730
3,826	Owens & Minor, Inc. (Health Care Providers & Services)	137,277
4,510	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	248,140
376	Palo Alto Networks, Inc.* (Communications Equipment)	55,483
2,749	PAREXEL International Corp.* (Life Sciences Tools & Services)	194,877
7,225	Parker-Hannifin Corp. (Machinery)	1,063,014
1,104	Paychex, Inc. (IT Services)	66,560
756	PayPal Holdings, Inc.* (IT Services)	30,074
7,975	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	238,532
622	PepsiCo, Inc. (Beverages)	64,551
4,508	Pfizer, Inc. (Pharmaceuticals)	143,039
2,552	PG&E Corp. (Electric Utilities)	157,943

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,648	PharMerica Corp.* (Health Care Providers & Services)	$ 140,070
708	Philip Morris International, Inc. (Tobacco)	68,060
496	Phillips 66 (Oil, Gas & Consumable Fuels)	40,484
1,639	Pinnacle West Capital Corp. (Electric Utilities)	127,236
753	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	135,713
1,402	PNM Resources, Inc. (Electric Utilities)	48,229
5,895	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	418,545
2,626	PPL Corp. (Electric Utilities)	91,490
6,567	PRA Group, Inc.* (Consumer Finance)	261,367
192	Praxair, Inc. (Chemicals)	22,740
14,055	Primoris Services Corp. (Construction & Engineering)	348,845
1,694	Principal Financial Group, Inc. (Insurance)	96,710
6,770	ProAssurance Corp. (Insurance)	368,288
1,696	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	82,850
3,060	Proofpoint, Inc.* (Software)	245,290
553	Prudential Financial, Inc. (Insurance)	58,126
2,414	Public Service Enterprise Group, Inc. (Multi-Utilities)	106,820
74	Public Storage (Equity Real Estate Investment Trusts (REITs))	15,910
2,295	PVH Corp. (Textiles, Apparel & Luxury Goods)	215,294
31,626	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,030,705
1,148	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	61,338
3,255	Quest Diagnostics, Inc. (Health Care Providers & Services)	299,200
584	Quintiles IMS Holdings, Inc.* (Life Sciences Tools & Services)	45,838
16,198	Radian Group, Inc. (Thrifts & Mortgage Finance)	298,043
3,617	Range Resources Corp. (Oil, Gas & Consumable Fuels)	116,974
1,149	Raymond James Financial, Inc. (Capital Markets)	86,095
391	Raytheon Co. (Aerospace & Defense)	56,367
3,925	RBC Bearings, Inc.* (Machinery)	363,573
5,046	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	300,893

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
16,816	Regions Financial Corp. (Banks)	$ 242,319
4,513	Republic Services, Inc. (Commercial Services & Supplies)	258,956
1,556	ResMed, Inc. (Health Care Equipment & Supplies)	105,092
1,503	Reynolds American, Inc. (Tobacco)	90,375
4,600	Rite Aid Corp.* (Food & Staples Retailing)	25,852
306	Rockwell Automation, Inc. (Electrical Equipment)	45,285
474	Rockwell Collins, Inc. (Aerospace & Defense)	43,020
2,088	Rogers Corp.* (Electronic Equipment, Instruments & Components)	166,936
652	Roper Technologies, Inc. (Industrial Conglomerates)	125,086
458	Ross Stores, Inc. (Specialty Retail)	30,278
7,966	RPX Corp.* (Professional Services)	86,511
5,211	RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	221,780
6,867	S&P Global, Inc. (Capital Markets)	825,276
55,996	Sabre Corp. (IT Services)	1,371,902
749	Safety Insurance Group, Inc. (Insurance)	53,703
991	SBA Communications Corp.* (Diversified Telecommunication Services)	104,313
2,172	SCANA Corp. (Multi-Utilities)	149,216
1,948	Scholastic Corp. (Media)	89,179
2,698	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	119,602
875	Sealed Air Corp. (Containers & Packaging)	42,438
7,014	Select Medical Holdings Corp.* (Health Care Providers & Services)	87,324
581	Sempra Energy (Multi-Utilities)	59,489
573	ServiceNow, Inc.* (Software)	51,925
5,055	Silgan Holdings, Inc. (Containers & Packaging)	295,768
19,363	Sirius XM Holdings, Inc. (Media)	91,393
6,097	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	153,157
22,444	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,059,013
875	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	95,349

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
41,462	SLM Corp.* (Consumer Finance)	$ 492,569
264	Snap-on, Inc. (Machinery)	47,924
4,000	Southern Copper Corp. (Metals & Mining)	153,440
1,710	Southwest Airlines Co. (Airlines)	89,450
3,638	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	151,523
15,235	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	352,538
1,653	Stanley Black & Decker, Inc. (Machinery)	204,972
732	Starbucks Corp. (Hotels, Restaurants & Leisure)	40,421
4,513	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	100,459
31,459	State Street Corp. (Capital Markets)	2,397,176
1,995	Steel Dynamics, Inc. (Metals & Mining)	67,451
4,307	Steven Madden Ltd.* (Textiles, Apparel & Luxury Goods)	151,606
13,412	Stifel Financial Corp.* (Capital Markets)	675,026
418	Stryker Corp. (Health Care Equipment & Supplies)	51,636
5,045	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	397,344
2,081	SunTrust Banks, Inc. (Banks)	118,242
6,538	Sykes Enterprises, Inc.* (IT Services)	182,606
6,680	Symantec Corp. (Software)	184,034
1,821	Synchrony Financial (Consumer Finance)	65,228
985	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	118,377
1,336	Synopsys, Inc.* (Software)	84,021
1,841	Sysco Corp. (Food & Staples Retailing)	96,579
3,975	T-Mobile US, Inc.* (Wireless Telecommunication Services)	247,523
7,792	Tailored Brands, Inc. (Specialty Retail)	165,580
1,121	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	64,592
2,061	Target Corp. (Multiline Retail)	132,893
1,523	TD Ameritrade Holding Corp. (Capital Markets)	70,286
4,939	TeleTech Holdings, Inc. (IT Services)	146,194
835	Tempur Sealy International, Inc.* (Household Durables)	35,905
4,322	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	122,658

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
159	Tesla Motors, Inc.* (Automobiles)	$ 40,057
1,334	Tesoro Corp. (Oil, Gas & Consumable Fuels)	107,854
3,951	Tetra Tech, Inc. (Commercial Services & Supplies)	172,659
6,770	Texas Capital Bancshares, Inc.* (Banks)	558,525
520	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	39,281
12,780	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	596,059
1,396	Textron, Inc. (Aerospace & Defense)	66,129
1,489	The Allstate Corp. (Insurance)	111,988
41,166	The Bank of New York Mellon Corp. (Capital Markets)	1,841,355
10,572	The Boeing Co. (Aerospace & Defense)	1,727,676
3,383	The Charles Schwab Corp. (Capital Markets)	139,515
1,210	The Clorox Co. (Household Products)	145,200
939	The Coca-Cola Co. (Beverages)	39,034
966	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	178,333
1,631	The Dow Chemical Co. (Chemicals)	97,257
815	The Estee Lauder Cos., Inc. Class A (Personal Products)	66,186
8,155	The Finish Line, Inc. Class A (Specialty Retail)	140,266
1,981	The Goodyear Tire & Rubber Co. (Auto Components)	64,165
2,102	The Hanover Insurance Group, Inc. (Insurance)	176,442
2,329	The Hartford Financial Services Group, Inc. (Insurance)	113,446
1,418	The Hershey Co. (Food Products)	149,556
1,598	The Interpublic Group of Cos., Inc. (Media)	37,601
1,445	The J.M. Smucker Co. (Food Products)	196,303
695	The Kraft Heinz Co. (Food Products)	62,057
1,085	The Kroger Co. (Food & Staples Retailing)	36,847
1,968	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	135,182
4,681	The Mosaic Co. (Chemicals)	146,843
1,294	The Navigators Group, Inc. (Insurance)	72,658
1,654	The PNC Financial Services Group, Inc. (Banks)	199,241

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,800	The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	$ 2,835,234
760	The Procter & Gamble Co. (Household Products)	66,576
4,940	The Progressive Corp. (Insurance)	184,954
6,200	The Sherwin-Williams Co. (Chemicals)	1,883,622
5,555	The Southern Co. (Electric Utilities)	274,584
1,084	The TJX Cos., Inc. (Specialty Retail)	81,213
7,130	The Toro Co. (Machinery)	420,171
745	The Travelers Cos., Inc. (Insurance)	87,746
763	The Valspar Corp. (Chemicals)	84,441
12,514	The Walt Disney Co. (Media)	1,384,674
1,541	The Western Union Co. (IT Services)	30,173
1,082	The WhiteWave Foods Co. Class A* (Food Products)	59,575
761	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	115,969
1,138	Tiffany & Co. (Specialty Retail)	89,583
7,878	Time Warner, Inc. (Media)	762,984
1,297	Total System Services, Inc. (IT Services)	65,732
406	Tractor Supply Co. (Specialty Retail)	29,910
622	TransDigm Group, Inc. (Aerospace & Defense)	134,601
4,670	Tupperware Brands Corp. (Household Durables)	281,881
1,562	Tutor Perini Corp.* (Construction & Engineering)	46,548
4,187	Twitter, Inc.* (Internet Software & Services)	73,775
26,291	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	230,572
3,670	Tyler Technologies, Inc.* (Software)	535,893
4,387	Tyson Foods, Inc. Class A (Food Products)	275,460
2,199	U.S. Bancorp (Banks)	115,777
3,060	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	106,947
439	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	119,531
458	Union Pacific Corp. (Road & Rail)	48,814
6,640	United Bankshares, Inc. (Banks)	297,472
1,525	United Continental Holdings, Inc.* (Airlines)	107,467

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
314	United Parcel Service, Inc. Class B (Air Freight & Logistics)	$ 34,267
206	United Rentals, Inc.* (Trading Companies & Distributors)	26,061
378	United Technologies Corp. (Aerospace & Defense)	41,455
3,915	UnitedHealth Group, Inc. (Health Care Providers & Services)	634,622
1,869	Universal Corp. (Tobacco)	127,092
4,770	Universal Forest Products, Inc. (Building Products)	485,157
1,622	Universal Health Services, Inc. Class B (Health Care Providers & Services)	182,686
2,545	Unum Group (Insurance)	115,619
5,130	US Ecology, Inc. (Commercial Services & Supplies)	262,913
1,524	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	100,218
467	Valvoline, Inc. (Chemicals)	10,811
1,977	Vantiv, Inc. Class A* (IT Services)	123,048
456	Varex Imaging Corp.* (Health Care Equipment & Supplies)	13,110
1,793	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	139,226
3,118	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	192,287
27,486	VEREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	234,456
374	VeriSign, Inc.* (Internet Software & Services)	29,999
1,667	Verisk Analytics, Inc.* (Professional Services)	137,761
1,144	Verizon Communications, Inc. (Diversified Telecommunication Services)	56,067
629	VF Corp. (Textiles, Apparel & Luxury Goods)	32,381
28,217	Visa, Inc. Class A (IT Services)	2,333,828
610	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	64,849
1,604	Vulcan Materials Co. (Construction Materials)	205,841
385	W.W. Grainger, Inc. (Trading Companies & Distributors)	97,239
3,337	Wal-Mart Stores, Inc. (Food & Staples Retailing)	222,711
24,166	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,980,162
7,116	Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	223,514

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,850	Washington Federal, Inc. (Thrifts & Mortgage Finance)	$ 192,173
859	Waste Management, Inc. (Commercial Services & Supplies)	59,701
931	Waters Corp.* (Life Sciences Tools & Services)	131,876
1,940	WD-40 Co. (Household Products)	203,991
8,970	Webster Financial Corp. (Banks)	471,104
4,392	WEC Energy Group, Inc. (Multi-Utilities)	259,348
2,392	Wells Fargo & Co. (Banks)	134,741
2,906	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	192,668
4,572	WESCO International, Inc.* (Trading Companies & Distributors)	323,240
8,945	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	757,015
2,409	Westar Energy, Inc. (Electric Utilities)	131,748
869	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	69,285
3,618	Western Refining, Inc. (Oil, Gas & Consumable Fuels)	126,666
1,087	WestRock Co. (Containers & Packaging)	58,002
2,243	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	70,273
354	Whirlpool Corp. (Household Durables)	61,911
1,704	Whole Foods Market, Inc. (Food & Staples Retailing)	51,495
5,842	WildHorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	84,884
11,085	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	260,387
362	Workday, Inc. Class A* (Software)	30,079
8,571	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	381,238
700	Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	55,342
470	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	47,672
5,143	Xcel Energy, Inc. (Electric Utilities)	212,509
17,223	Xerox Corp. (Technology Hardware, Storage & Peripherals)	119,355
675	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	39,285

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,042	XL Group Ltd. (Insurance)	$ 151,858
1,493	Xylem, Inc. (Machinery)	73,620
1,897	Yahoo!, Inc.* (Internet Software & Services)	83,601
1,200	Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)	32,976
1,270	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	83,223
1,119	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	132,411
1,986	Zoetis, Inc. (Pharmaceuticals)	109,111

		189,321,735

TOTAL COMMON STOCKS (Cost $402,569,539)		$441,833,400

Preferred Stocks – 0.9%
Brazil – 0.2%
11,700	Alpargatas SA (Textiles, Apparel & Luxury Goods)	$ 38,582
600	Banco Bradesco SA (Banks)	6,225
1,100	Bradespar SA (Metals & Mining)	7,260
900	Braskem SA Class A (Chemicals)	9,298
7,300	Centrais Eletricas Brasileiras SA Class B* (Electric Utilities)	57,233
1,600	Cia Brasileira de Distribuicao (Food & Staples Retailing)	29,420
1,100	Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)	22,934
11,100	Cia Energetica de Minas Gerais (Electric Utilities)	32,182
1,900	Cia Energetica de Sao Paulo (Independent Power and Renewable Electricity Producers)	10,488
900	Cia Paranaense de Energia (Electric Utilities)	9,185
10,800	Gerdau SA (Metals & Mining)	41,853
7,320	Itau Unibanco Holding SA (Banks)	86,489
13,150	Itausa - Investimentos Itau SA (Banks)	38,729
5,900	Klabin SA (Containers & Packaging)	5,243
10,600	Lojas Americanas SA (Multiline Retail)	56,291
3,600	Metalurgica Gerdau SA* (Metals & Mining)	6,427
43,900	Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	209,292
7,800	Suzano Papel e Celulose SA Class A (Paper & Forest Products)	33,175

Shares	Description	Value
Preferred Stocks – (continued)
Brazil – (continued)
500	Telefonica Brasil SA (Diversified Telecommunication Services)	$ 7,405
25,200	Vale SA (Metals & Mining)	244,484

		952,195

Chile – 0.0%
11,289	Embotelladora Andina SA (Beverages)	40,784
174	Sociedad Quimica y Minera de Chile SA (Chemicals)	5,627

		46,411

Colombia – 0.1%
2,297	Banco Davivienda SA (Banks)	24,707
2,018	Bancolombia SA (Banks)	19,016
4,223	Cementos Argos SA (Construction Materials)	15,594
2,928	Grupo Argos SA (Construction Materials)	18,861
74,499	Grupo Aval Acciones y Valores SA (Banks)	30,439
1,391	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	18,082

		126,699

Croatia – 0.0%
1,473	Adris Grupa DD (Industrial Conglomerates)	102,347

Germany – 0.6%
534	Fuchs Petrolub SE (Chemicals)	24,454
151	Porsche Automobil Holding SE (Automobiles)	9,083
3,426	Sartorius AG (Health Care Equipment & Supplies)	241,142
15,465	Volkswagen AG (Automobiles)	2,414,953

		2,689,632

Panama – 0.0%
23,352	Avianca Holdings SA (Airlines)	24,632

Russia – 0.0%
9	AK Transneft OAO* (Oil, Gas & Consumable Fuels)	30,590
67,200	Surgutneftegas OJSC (Oil, Gas & Consumable Fuels)	38,371
14	Transneft PJSC (Oil, Gas & Consumable Fuels)	47,585

		116,546

TOTAL PREFERRED STOCKS – 0.9% (Cost $2,957,482)		$ 4,058,462

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Expiration Date	Value
Rights* – 0.0%
Brazil – 0.0%
Multiplan Empreendimentos Imobiliarios SA
16		02/13/17	$ 23

Spain – 0.0%
ACS Actividades de Construccion y Servicios SA
320		02/09/17	144

TOTAL RIGHTS (Cost $152)			$ 167

Shares	Description		Value
Exchange Traded Funds – 0.6%
18,600	iShares MSCI Frontier 100 ETF		$ 513,546
18,321	iShares MSCI South Korea Capped ETF		1,060,419
44,027	iShares MSCI Taiwan Capped ETF		1,387,731

TOTAL EXCHANGE TRADED FUNDS (Cost $2,792,225)			$ 2,961,696

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 5.9%
Repurchase Agreements – 5.9%
Joint Repurchase Agreement Account II
$ 27,200,000	0.553%	02/01/17	$ 27,200,000
(Cost $27,200,000)

TOTAL INVESTMENTS – 102.8% (Cost $435,519,398)			$476,053,725

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(12,782,378)

NET ASSETS – 100.0%			$463,271,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,067,549, which represents approximately 0.2% of net assets as of January 31, 2017.

(b)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	CHF	530,000	USD	535,633	$535,671	02/03/17	$38
	EUR	2,480,000	USD	2,677,301	2,677,425	02/03/17	124
	GBP	1,150,000	USD	1,446,756	1,446,763	02/03/17	7
	GBP	6,896,230	USD	8,683,471	8,683,898	03/15/17	428
	JPY	271,900,000	USD	2,408,252	2,408,273	02/03/17	21
	NZD	205,210	USD	149,853	150,360	03/15/17	508
	PEN	40,000	USD	12,224	12,225	02/03/17	1
	SEK	2,800,000	USD	320,127	320,146	02/03/17	18
	SGD	43,620	USD	30,188	30,962	03/15/17	775
	USD	10,979,215	GBP	8,594,365	10,822,231	03/15/17	156,985
	USD	5,936,434	HKD	46,016,745	5,933,755	03/15/17	2,679
Commonwealth Bank of Australia	USD	13,236,686	GBP	10,367,485	13,054,986	03/15/17	181,701
	USD	7,525,348	HKD	58,325,965	7,521,001	03/15/17	4,347
State Street Bank and Trust	CAD	121,731	USD	92,579	93,550	02/01/17	970
	CAD	30,172	USD	23,017	23,187	02/02/17	171
	JPY	10,054,386	USD	87,369	89,050	02/01/17	1,681
	JPY	9,881,564	USD	86,332	87,521	02/02/17	1,189
	USD	111,905	BRL	352,413	111,743	02/03/17	162
	USD	5,676,763	JPY	639,714,427	5,666,078	02/03/17	10,685
	USD	19,311	MYR	85,468	19,288	02/02/17	22
	ZAR	1,577,061	USD	116,934	116,997	02/02/17	63
The Bank of New York Mellon	PLN	13,393	USD	3,303	3,344	02/01/17	42
	PLN	41,082	USD	10,129	10,258	02/02/17	132
	USD	263,704	HKD	2,045,627	263,652	02/01/17	52
	USD	280,253	HKD	2,174,203	280,227	02/02/17	27

TOTAL							$362,828

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	AUD	580,000	USD	439,875	$439,840	02/03/17	$(35)
	AUD	4,821,710	USD	3,657,253	3,652,952	03/15/17	(4,300)
	CAD	1,120,000	USD	860,746	860,731	02/03/17	(16)
	CHF	3,789,090	USD	3,848,589	3,838,666	03/15/17	(9,923)
	CZK	600,000	USD	24,000	23,973	02/03/17	(28)
	DKK	1,400,000	USD	203,406	203,259	02/03/17	(147)
	DKK	5,183,500	USD	754,438	754,000	03/15/17	(438)
	HKD	6,400,000	USD	824,921	824,887	02/03/17	(34)
	HKD	36,545,270	USD	4,713,501	4,712,430	03/15/17	(1,072)
	HUF	3,400,000	USD	11,841	11,841	02/03/17	—
	ILS	380,000	USD	100,813	100,814	02/03/17	—
	ILS	644,070	USD	171,216	171,046	03/15/17	(171)
	MXN	1,300,000	USD	62,333	62,314	02/03/17	(19)
	NOK	930,000	USD	112,758	112,757	02/03/17	(1)
	NOK	3,192,680	USD	388,182	387,223	03/15/17	(959)
	NZD	140,000	USD	102,719	102,709	02/03/17	(10)
	PLN	380,000	USD	94,889	94,883	02/03/17	(7)
	SEK	13,286,660	USD	1,522,729	1,522,308	03/15/17	(421)
	SGD	320,000	USD	227,067	227,063	02/03/17	(4)
	SGD	781,910	USD	555,280	555,016	03/15/17	(264)
	TRY	140,000	USD	37,090	37,073	02/03/17	(17)
	USD	4,303,660	AUD	5,793,425	4,389,129	03/15/17	(85,468)
	USD	4,915,539	CHF	4,938,170	5,002,781	03/15/17	(87,242)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC (continued)	USD	957,396	DKK	6,614,085	$962,096	03/15/17	$(4,699)
	USD	23,327,714	EUR	21,655,825	23,422,483	03/15/17	(94,769)
	USD	826,014	GBP	667,480	840,507	03/15/17	(14,493)
	USD	953	ILS	3,660	972	03/15/17	(19)
	USD	18,716,888	JPY	2,123,115,185	18,833,376	03/15/17	(116,488)
	USD	540,899	NOK	4,546,685	551,443	03/15/17	(10,544)
	USD	164,353	NZD	231,425	169,569	03/15/17	(5,215)
	USD	1,959,544	SEK	17,807,255	2,040,252	03/15/17	(80,708)
	USD	764,150	SGD	1,083,840	769,333	03/15/17	(5,183)
Commonwealth Bank of Australia	EUR	13,255,840	USD	14,348,174	14,337,237	03/15/17	(10,938)
	JPY	1,336,460,320	USD	11,886,103	11,855,249	03/15/17	(30,854)
	USD	5,761,525	AUD	7,750,485	5,871,807	03/15/17	(110,283)
	USD	6,046,836	CHF	6,068,000	6,147,394	03/15/17	(100,558)
	USD	1,259,262	DKK	8,678,355	1,262,368	03/15/17	(3,106)
	USD	17,387,354	EUR	16,117,295	17,432,126	03/15/17	(44,772)
	USD	486,867	ILS	1,847,350	490,601	03/15/17	(3,734)
	USD	15,818,401	JPY	1,793,110,665	15,906,027	03/15/17	(87,626)
	USD	578,052	NOK	4,837,565	586,722	03/15/17	(8,670)
	USD	256,551	NZD	361,475	264,858	03/15/17	(8,307)
	USD	2,264,376	SEK	20,544,845	2,353,909	03/15/17	(89,533)
	USD	1,019,852	SGD	1,446,190	1,026,537	03/15/17	(6,685)
State Street Bank and Trust	USD	22,252	CAD	29,281	22,502	02/01/17	(250)
	USD	4,960	CAD	6,509	5,002	02/02/17	(42)
	USD	5,183,631	CAD	6,756,175	5,192,181	02/03/17	(8,554)
	USD	14,504	HKD	112,532	14,504	02/02/17	—
	USD	130,242	JPY	14,996,666	132,823	02/01/17	(2,581)
	USD	93,212	JPY	10,675,076	94,549	02/02/17	(1,338)
	USD	12,958,747	JPY	1,468,804,164	13,009,492	02/03/17	(50,742)
	USD	7,227	MYR	32,054	7,233	02/03/17	(5)
	USD	575,549	SGD	813,872	577,502	02/03/17	(1,952)

TOTAL							$(1,093,224)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$437,317,354

Gross unrealized gain	52,198,081
Gross unrealized loss	(13,461,710)

Net unrealized security gain	$38,736,371

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 31.4%
Sovereign – 31.4%
Banque Centrale de Tunisie International Bond
	$213,000	5.750%		01/30/25	$ 201,019
Bonos de la Tesoreria de la Republica en pesos
CLP	15,000,000	4.500		02/28/21	23,777
Brazil Letras do Tesouro Nacional(a)
BRL	520,000	0.000		01/01/19	136,768
	3,370,000	0.000		01/01/20	799,861
Brazil Notas do Tesouro Nacional
	7,256,000	10.000		01/01/21	2,259,974
	700,000	10.000		01/01/23	214,423
	5,310,000	10.000		01/01/25	1,610,596
	500,000	10.000		01/01/27	150,556
	533,704	6.000		05/15/35	176,292
	1,067,408	6.000		08/15/50	357,767
Dominican Republic
	$135,000	7.500		05/06/21	147,825
	125,000	5.875		04/18/24	128,281
	355,000	5.500		01/27/25	352,337
	145,000	6.875	(b)	01/29/26	154,606
	420,000	6.875		01/29/26	447,825
	435,000	5.950	(b)	01/25/27	434,130
	45,000	6.850		01/27/45	44,213
Ecuador Government International Bond
	200,000	10.500		03/24/20	218,500
	220,000	10.750	(b)	03/28/22	246,400
	1,190,000	10.750		03/28/22	1,332,800
	850,000	7.950		06/20/24	837,250
	350,000	9.650		12/13/26	370,125
Egypt Government International Bond(b)
	250,000	6.125		01/31/22	251,875
	230,000	8.500		01/31/47	235,175
El Salvador Government International Bond
	65,000	7.375		12/01/19	65,000
	100,000	7.750		01/24/23	99,375
	361,000	5.875		01/30/25	315,424
	485,000	6.375		01/18/27	424,981
	10,000	7.650		06/15/35	8,800
	10,000	7.625		02/01/41	8,650
Federal Republic of Brazil
	200,000	6.000		04/07/26	214,000
	190,000	10.125		05/15/27	263,625
	150,000	8.250		01/20/34	180,000
	200,000	5.625		02/21/47	186,000
Ghana Treasury Note
GHS	1,090,000	21.000		01/07/19	249,994
Government of Jamaica
	$328,000	8.000		03/15/39	367,360
Honduras Government International Bond(b)
	380,000	6.250		01/19/27	379,050
Hungary Government Bond
HUF	95,600,000	6.750		02/24/17	334,237
	29,200,000	6.750		11/24/17	107,026
	$1,150,000	4.125		02/19/18	1,174,437
HUF	9,640,000	2.500		06/22/18	34,613
	149,510,000	6.000		11/24/23	630,495
	201,190,000	5.500		06/24/25	818,837
	135,100,000	3.000		10/27/27	448,276
Indonesia Government Bond
IDR	2,718,000,000	5.625		05/15/23	183,107
	20,329,000,000	8.750		05/15/31	1,597,659
	2,807,000,000	8.375		03/15/34	213,691
	9,041,000,000	8.250		05/15/36	678,791

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Islamic Republic of Pakistan
	$110,000	8.250%		04/15/24	$ 121,361
Jordan Government International Bond(b)
	35,000	6.125		01/29/26	35,175
	90,000	5.750		01/31/27	85,680
Malaysia Government Bond
MYR	965,000	4.012		09/15/17	218,926
	2,990,000	3.654		10/31/19	678,327
	2,914,000	4.378		11/29/19	673,815
	1,392,000	3.659		10/15/20	314,414
	1,010,000	4.048		09/30/21	230,867
	670,000	3.620		11/30/21	151,107
	3,075,000	3.800		08/17/23	686,920
	9,794,000	4.181		07/15/24	2,220,533
	1,519,000	3.955		09/15/25	336,104
	194,000	4.070		09/30/26	42,506
	790,000	4.254		05/31/35	168,184
Malaysia Treasury Bill(a)
	455,000	0.000		03/10/17	102,427
Mexican Udibonos
MXN	6,289,942	4.000		06/13/19	313,562
Oman Government International Bond(b)
	$140,000	3.625		06/15/21	139,125
Perusahaan Penerbit SBSN
	160,000	4.325		05/28/25	161,400
	190,000	4.550	(b)	03/29/26	193,800
Philippine Government Bond
PHP	6,780,000	3.625		09/09/25	128,746
Poland Government Bond
PLN	4,098,000	2.500		07/25/18	1,032,722
	2,710,000	5.500		10/25/19	732,912
	80,000	1.500		04/25/20	19,343
	660,000	5.250		10/25/20	179,723
	860,000	5.750		09/23/22	241,862
	1,590,000	3.250		07/25/25	384,650
	8,753,000	2.500		07/25/26	1,967,245
Provincia de Cordoba
	$385,000	7.125		06/10/21	394,625
Provincia del Chubut Argentina
	545,000	7.750		07/26/26	532,737
Republic of Angola(b)
	95,000	9.500		11/12/25	90,369
Republic of Argentina
	110,000	6.875	(b)	04/22/21	116,875
	750,000	5.625	(b)	01/26/22	751,875
	430,000	7.500	(b)	04/22/26	448,275
	210,000	7.500		04/22/26	218,925
EUR	172,013	7.820		12/31/33	190,330
	$158,430	8.280		12/31/33	167,540
EUR	425,000	0.000	(c)	12/15/35	43,585
	1,900,000	0.000	(c)	12/15/35	180,500
	$451,000	2.500	(d)	12/31/38	278,041
	85,000	7.625	(b)	04/22/46	84,023
Republic of Azerbaijan
	175,000	4.750		03/18/24	174,125
Republic of Belize(d)
	150,000	5.000		02/20/38	61,875
Republic of Colombia
	500,000	7.375		03/18/19	554,000
COP	549,000,000	11.000		07/24/20	213,346
	293,000,000	7.750		04/14/21	104,798
	1,098,000,000	7.000		05/04/22	382,730

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia – (continued)
COP	4,397,400,000	10.000%		07/24/24	$ 1,785,843
	$85,000	4.500	(e)	01/28/26	88,910
COP	607,700,000	7.500		08/26/26	216,613
	163,000,000	9.850		06/28/27	68,308
	3,284,300,000	6.000		04/28/28	1,032,234
	$175,000	7.375		09/18/37	218,050
Republic of Croatia
	200,000	5.500		04/04/23	212,700
	200,000	6.000		01/26/24	218,700
Republic of Egypt
	100,000	5.750		04/29/20	102,000
	100,000	6.875		04/30/40	88,750
Republic of Ghana
	800,000	9.250		09/15/22	846,000
	200,000	7.875		08/07/23	195,500
	550,000	8.125		01/18/26	535,562
Republic of Guatemala
	100,000	4.500		05/03/26	96,625
Republic of Indonesia
	550,000	11.625		03/04/19	657,250
IDR	12,807,000,000	7.875		04/15/19	974,876
EUR	120,000	2.625		06/14/23	132,293
	$70,000	5.875		01/15/24	78,138
IDR	29,427,000,000	8.375		03/15/24	2,269,565
	$50,000	4.125		01/15/25	50,250
	40,000	4.750		01/08/26	41,850
IDR	19,895,000,000	8.375		09/15/26	1,555,542
EUR	172,000	3.750		06/14/28	194,958
IDR	6,601,000,000	9.000		03/15/29	528,636
	$295,000	6.625		02/17/37	348,837
	60,000	7.750		01/17/38	79,425
	140,000	6.750		01/15/44	172,900
Republic of Iraq(e)
	125,000	5.800		01/15/28	103,281
Republic of Ivory Coast(d)(e)
	839,860	5.750		12/31/32	778,970
Republic of Kazakhstan
	300,000	6.500		07/21/45	351,450
Republic of Kenya
	120,000	6.875		06/24/24	116,100
Republic of Lebanon
	200,000	5.150		06/12/18	201,250
	590,000	6.650		11/03/28	573,775
Republic of Malaysia
MYR	1,321,000	4.498		04/15/30	295,917
Republic of Mongolia
	$60,000	4.125		01/05/18	58,129
	45,000	10.875		04/06/21	47,475
	90,000	5.125		12/05/22	78,075
Republic of Namibia(b)
	55,000	5.250		10/29/25	54,725
Republic of Panama
	525,000	5.200		01/30/20	566,344
Republic of Paraguay
	200,000	5.000		04/15/26	204,000
	160,000	5.000	(b)	04/15/26	163,200
	165,000	6.100		08/11/44	167,063
Republic of Peru
	500,000	7.125		03/30/19	553,750
PEN	679,000	5.700		08/12/24	208,996
	$360,000	4.125		08/25/27	381,150
PEN	345,000	6.350	(b)	08/12/28	106,763

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru – (continued)
PEN	1,810,000	6.950%		08/12/31	$ 581,246
	3,327,000	6.900		08/12/37	1,051,279
Republic of Poland
PLN	3,850,000	0.000	(a)	10/25/18	929,078
	$500,000	6.375		07/15/19	553,125
Republic of Romania
RON	510,000	6.750		06/11/17	125,080
	1,300,000	5.950		06/11/21	352,279
	1,400,000	4.750		02/24/25	358,708
	1,290,000	5.800		07/26/27	353,813
Republic of Serbia
	$200,000	4.875		02/25/20	205,200
	215,000	7.250		09/28/21	242,412
Republic of South Africa
ZAR	3,120,000	8.250		09/15/17	232,193
	3,875,000	8.250		09/15/17	288,381
	$500,000	6.875		05/27/19	545,000
ZAR	12,808,602	6.750		03/31/21	904,552
	$200,000	4.665		01/17/24	202,250
	45,000	5.875		09/16/25	48,544
ZAR	33,020,784	10.500		12/21/26	2,716,528
	$190,000	4.300		10/12/28	178,363
ZAR	7,916,667	8.000		01/31/30	533,290
	4,943,538	7.000		02/28/31	302,717
	8,361,373	8.250		03/31/32	565,060
	8,499,916	6.250		03/31/36	452,960
	27,100,000	6.500		02/28/41	1,440,148
	1,280,000	8.750		02/28/48	87,107
Republic of Sri Lanka
	$45,000	6.250		07/27/21	46,296
	15,000	5.750		01/18/22	15,038
	100,000	5.750	(b)	01/18/22	100,250
	105,000	6.125		06/03/25	101,325
	210,000	6.850	(b)	11/03/25	210,787
	200,000	6.825		07/18/26	200,500
Republic of Suriname(b)
	30,000	9.250		10/26/26	30,525
Republic of Turkey
TRY	2,570,000	9.000		03/08/17	679,596
	3,690,000	6.300		02/14/18	934,932
	1,750,000	8.500		07/10/19	440,242
	$200,000	5.125		03/25/22	199,000
	200,000	6.250		09/26/22	209,000
TRY	750,000	7.100		03/08/23	166,572
	$300,000	5.750		03/22/24	301,950
	160,000	7.375		02/05/25	176,400
TRY	2,360,000	10.600		02/11/26	621,094
	$200,000	4.250		04/14/26	178,750
	330,000	4.875		10/09/26	307,725
	250,000	6.000		03/25/27	251,562
	200,000	4.875		04/16/43	162,750
Republic of Venezuela
	10,000	13.625		08/15/18	8,650
	259,000	7.000		12/01/18	190,365
	238,200	7.750		10/13/19	144,111
	35,000	6.000		12/09/20	18,419
	45,000	12.750		08/23/22	29,475
	262,700	9.000		05/07/23	132,664
	84,000	7.650		04/21/25	39,060
	150,000	11.750		10/21/26	87,750
	50,000	9.250		09/15/27	26,250
	125,000	9.250		05/07/28	60,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela – (continued)
	$180,000	11.950%		08/05/31	$ 104,400
	20,000	9.375		01/13/34	9,650
	20,000	7.000		03/31/38	8,850
Republic of Zambia
	1,010,000	8.500		04/14/24	1,002,425
Russian Federation Bond
RUB	20,887,000	6.700		05/15/19	336,814
	1,740,000	7.600		04/14/21	28,568
	40,260,000	7.500		08/18/21	658,630
	39,550,000	7.600		07/20/22	648,237
	55,960,000	7.000		01/25/23	889,239
	78,933,000	7.000		08/16/23	1,251,565
	$200,000	4.750	(b)	05/27/26	206,500
RUB	12,469,000	7.750		09/16/26	202,192
	9,690,000	8.150		02/03/27	162,696
	12,130,000	7.050		01/19/28	186,426
Socialist Republic of Vietnam
	$80,000	4.800		11/19/24	80,342
Thailand Government Bond
THB	13,745,000	3.250		06/16/17	392,920
	22,200,000	3.875		06/13/19	660,584
	18,680,000	3.650		12/17/21	566,649
	2,960,000	3.625		06/16/23	89,358
	19,716,000	3.850		12/12/25	608,736
	3,960,000	3.580		12/17/27	118,628
	11,989,000	4.875		06/22/29	400,006
Turkey Government Bond
TRY	11,837,564	8.000		03/12/25	2,676,131
Ukraine Government Bond
	$1,333,000	7.750		09/01/19	1,326,335
	295,000	7.750		09/01/20	288,805
	190,000	7.750		09/01/21	183,730
	45,000	7.750	(b)	09/01/22	43,155
	195,000	7.750		09/01/22	187,005
	90,000	7.750	(b)	09/01/26	83,070
	1,162,000	0.000	(c)	05/31/40	339,885
United Mexican States
MXN	4,280,000	4.750		06/14/18	199,883
	29,962,000	5.000		12/11/19	1,365,348
	35,170,000	6.500		06/10/21	1,645,246
	5,750,000	8.000		12/07/23	285,191
	35,023,000	10.000		12/05/24	1,937,814
	3,500,000	10.000		12/05/24	193,654
	2,130,000	5.750		03/05/26	90,623
	4,250,000	7.500		06/03/27	202,065
	3,500,000	8.500		05/31/29	177,706
	7,700,000	7.750		05/29/31	364,930
	11,760,000	10.000		11/20/36	673,399
	1,900,000	7.750		11/13/42	88,271

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $95,083,813)					$ 94,753,178

Corporate Obligations – 37.2%
Aerospace & Defense(b)(e) – 0.1%
Bombardier, Inc.
	$240,000	6.000%		10/15/22	$ 234,600

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Automotive(b)(e) – 0.2%
Schaeffler Finance BV
$700,000	4.250%	05/15/21	$ 714,875

Banks – 0.3%
AK Finansal Kiralama AS
200,000	4.125	04/17/18	198,253
Banco Nacional de Costa Rica(b)
120,000	5.875	04/25/21	124,350
BGEO Group JSC
125,000	6.000	07/26/23	126,094
Oschadbank Via SSB #1 PLC(d)
200,000	9.375	03/10/23	195,600
Vnesheconombank Via VEB Finance PLC
200,000	5.942	11/21/23	210,250

			854,547

Beverages(b)(e) – 0.0%
Central American Bottling Corp.
80,000	5.750	01/31/27	80,500

Building Materials(e) – 1.0%
American Builders & Contractors Supply Co., Inc.(b)
640,000	5.625	04/15/21	654,400
457,000	5.750	12/15/23	474,137
Builders FirstSource, Inc.(b)
254,000	5.625	09/01/24	260,985
Cemex SAB de CV
130,000	7.250	01/15/21	138,775
Gibraltar Industries, Inc.
500,000	6.250	02/01/21	516,250
Masonite International Corp.(b)
1,000,000	5.625	03/15/23	1,035,000
Summit Materials LLC/Summit Materials Finance Corp.
18,000	6.125	07/15/23	18,540

			3,098,087

Chemicals – 0.2%
CF Industries, Inc.
245,000	5.150	03/15/34	225,316
OCP SA
150,000	5.625	04/25/24	156,225
Tronox Finance LLC(e)
155,000	6.375	08/15/20	149,187

			530,728

Consumer Cyclical Services(e) – 0.7%
CEB, Inc.(b)
36,000	5.625	06/15/23	38,160
Ceridian HCM Holding, Inc.(b)
24,000	11.000	03/15/21	24,840
First Data Corp.(b)
1,200,000	5.000	01/15/24	1,212,000
United Rentals North America, Inc.
750,000	5.875	09/15/26	782,813

			2,057,813

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Noncyclical(e) – 0.3%
NeuStar, Inc.
$775,000	4.500%	01/15/23	$ 794,375

Consumer Products - Household & Leisure(e) – 1.0%
Newell Brands, Inc.
667,000	5.000	11/15/23	717,229
Spectrum Brands, Inc.
1,015,000	5.750	07/15/25	1,060,675
The Scotts Miracle-Gro Co.(b)
1,200,000	6.000	10/15/23	1,269,000

			3,046,904

Diversified Financial Services – 0.5%
Bankrate, Inc.(b)(e)
700,000	6.125	08/15/18	709,625
Comcel Trust via Comunicaciones Celulares SA(e)
130,000	6.875	02/06/24	135,525
Ukreximbank Via Biz Finance PLC
375,000	9.625	04/27/22	369,750
200,000	9.750	01/22/25	191,600

			1,406,500

Energy – 2.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(e)
1,300,000	6.125	11/15/22	1,332,500
California Resources Corp.(b)(e)
430,000	8.000	12/15/22	381,625
CITGO Petroleum Corp.(b)(e)
500,000	6.250	08/15/22	516,250
Ecopetrol SA
56,000	5.875	05/28/45	49,224
Energy Transfer Equity LP(e)
500,000	5.875	01/15/24	533,750
250,000	5.500	06/01/27	258,750
Pertamina Persero PT
90,000	4.875	05/03/22	93,150
145,000	4.300	05/20/23	145,890
Petrobras Global Finance BV
1,505,000	8.375	05/23/21	1,676,871
265,000	6.125	01/17/22	272,619
325,000	7.375	01/17/27	337,204
Petroleos de Venezuela SA
150,000	6.000	11/15/26	56,573
Transportadora de Gas Internacional SA ESP(e)
65,000	5.700	03/20/22	67,031
Whiting Petroleum Corp.(e)
150,000	5.750	03/15/21	150,750
845,000	6.250	04/01/23	853,450

			6,725,637

Energy - Exploration & Production – 2.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(b)(e)
395,000	7.875	12/15/24	424,625
Chesapeake Energy Corp.(b)(e)
360,000	8.000	12/15/22	384,300
Continental Resources, Inc.(e)
439,000	4.500	04/15/23	430,220

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Diamondback Energy, Inc.(b)(e)
$275,000	4.750%		11/01/24	$ 275,688
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.(b)(e)
565,000	7.875		07/15/21	605,962
Gulfport Energy Corp.(b)(e)
200,000	6.000		10/15/24	203,750
Halcon Resources Corp.(b)(e)
375,000	8.625		02/01/20	391,875
KazMunayGas National Co. JSC
190,000	9.125		07/02/18	205,818
200,000	7.000		05/05/20	219,800
275,000	6.375		04/09/21	298,939
Linn Energy LLC/Linn Energy Finance Corp.(e)(f)
955,000	6.250		11/01/19	453,625
MEG Energy Corp.(b)(e)
450,000	6.375		01/30/23	418,500
150,000	7.000		03/31/24	141,000
140,000	6.500		01/15/25	141,400
Memorial Production Partners LP/Memorial Production Finance Corp.(e)(f)
200,000	7.625		05/01/21	89,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(e)(f)
700,000	10.000		06/01/20	—
72,000	10.750		10/01/20	—
300,000	9.250		06/01/21	—
Nabors Industries, Inc.(b)(e)
80,000	5.500		01/15/23	83,600
Newfield Exploration Co.(e)
380,000	5.375		01/01/26	394,250
Parsley Energy LLC/Parsley Finance Corp.(b)(e)
236,000	5.375		01/15/25	241,900
PDC Energy, Inc.(e)
500,000	7.750		10/15/22	530,625
63,000	6.125	(b)	09/15/24	65,756
Peabody Energy Corp.(f)
40,000	6.250		11/15/21	16,400
Petrobras Argentina SA(e)
135,000	7.375		07/21/23	137,531
WildHorse Resource Development Corp.(b)(e)
470,000	6.875		02/01/25	468,237

				6,622,801

Energy - Services(e) – 0.4%
Atwood Oceanics, Inc.
210,000	6.500		02/01/20	199,500
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.(b)
757,000	5.500		05/15/22	793,010
Precision Drilling Corp.(b)
151,000	7.750		12/15/23	163,080
Trinidad Drilling Ltd.(b)
47,000	6.625		02/15/25	47,940

				1,203,530

Energy-Alternate Sources(e) – 0.1%
Genneia SA(b)
70,000	8.750		01/20/22	71,610
Greenko Dutch BV
125,000	8.000		08/01/19	132,392

				204,002

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Entertainment(b)(e) – 0.3%
Six Flags Entertainment Corp.
$700,000	4.875%	07/31/24	$ 693,000
WMG Acquisition Corp.
110,000	5.000	08/01/23	110,413

			803,413

Entertainment & Leisure(e) – 1.0%
AMC Entertainment Holdings, Inc.
200,000	5.875	02/15/22	207,500
294,000	5.750	06/15/25	302,820
Cinemark USA, Inc.
1,000,000	4.875	06/01/23	1,007,500
ClubCorp Club Operations, Inc.(b)
700,000	8.250	12/15/23	773,500
Sabre GLBL, Inc.(b)
800,000	5.250	11/15/23	812,000

			3,103,320

Finance – 0.6%
Ally Financial, Inc.
1,000,000	4.125	03/30/20	1,017,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)
861,000	5.875	02/01/22	862,076

			1,879,576

Finance Insurance(b)(e) – 0.3%
HUB International Ltd.
200,000	9.250	02/15/21	207,000
800,000	7.875	10/01/21	836,000

			1,043,000

Food & Beverage(e) – 0.2%
B&G Foods, Inc.
700,000	4.625	06/01/21	714,000

Gaming – 1.3%
GLP Capital LP/GLP Financing II, Inc.
714,000	5.375	04/15/26	743,452
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(b)(e)
700,000	6.750	11/15/21	715,750
Jacobs Entertainment, Inc.(b)(e)
125,000	7.875	02/01/24	128,438
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(b)(e)
170,000	5.625	05/01/24	177,225
MGM Resorts International
1,000,000	6.625	12/15/21	1,112,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(b)(e)
1,000,000	5.875	05/15/21	1,007,500

			3,884,865

Health Care - Medical Products – 0.9%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.(b)(e)
320,000	8.125	06/15/21	279,200
Fresenius Medical Care US Finance II, Inc.(b)
700,000	5.875	01/31/22	757,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – (continued)
Grifols Worldwide Operations Ltd.(e)
$965,000	5.250%		04/01/22	$ 1,001,187
Kinetic Concepts, Inc.(b)(e)
500,000	7.875		02/15/21	538,750

				2,576,887

Health Care - Pharmaceuticals – 0.8%
Mallinckrodt International Finance SA
378,000	4.750		04/15/23	311,850
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b)(e)
300,000	5.500		04/15/25	258,000
Quintiles IMS, Inc.(b)(e)
1,000,000	4.875		05/15/23	1,013,750
Valeant Pharmaceuticals International, Inc.(b)(e)
680,000	5.375		03/15/20	583,100
372,000	6.125		04/15/25	279,000

				2,445,700

Health Care - Services – 1.8%
BioScrip, Inc.(e)
628,000	8.875		02/15/21	491,410
Centene Corp.(e)
235,000	5.625		02/15/21	245,575
235,000	6.125		02/15/24	249,394
495,000	4.750		01/15/25	488,812
DaVita, Inc.(e)
1,000,000	5.125		07/15/24	987,500
328,000	5.000		05/01/25	319,390
Envision Healthcare Corp.(e)
1,000,000	5.625		07/15/22	1,030,000
HCA, Inc.
114,000	5.375		02/01/25	116,280
900,000	5.250		04/15/25	947,250
133,000	7.690		06/15/25	145,967
115,000	4.500	(e)	02/15/27	113,419
IASIS Healthcare LLC/IASIS Capital Corp.(e)
280,000	8.375		05/15/19	268,800

				5,403,797

Internet(e) – 0.5%
Zayo Group LLC/Zayo Capital, Inc.
1,500,000	6.375		05/15/25	1,586,250

Leisure Time(b)(e) – 0.1%
Carlson Travel, Inc.
330,000	6.750		12/15/23	342,788

Lodging(e) – 0.3%
Interval Acquisition Corp.
1,000,000	5.625		04/15/23	1,022,500

Machinery(b) – 0.1%
Boart Longyear Management Pty Ltd.
500,000	10.000		10/01/18	370,000

Media - Broadcasting & Radio(e) – 2.5%
AMC Networks, Inc.
1,000,000	5.000		04/01/24	1,020,000
Gray Television, Inc.(b)
348,000	5.125		10/15/24	341,040

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio(e) – (continued)
Nexstar Escrow Corp.(b)
$1,000,000	5.625%	08/01/24	$ 993,750
Sinclair Television Group, Inc.(b)
1,000,000	5.625	08/01/24	1,017,500
240,000	5.875	03/15/26	241,200
100,000	5.125	02/15/27	93,875
Sirius XM Radio, Inc.(b)
1,200,000	4.625	05/15/23	1,203,000
Townsquare Media, Inc.(b)
442,000	6.500	04/01/23	422,110
Tribune Media Co.
1,050,000	5.875	07/15/22	1,060,500
Univision Communications, Inc.(b)
1,300,000	5.125	02/15/25	1,239,875

			7,632,850

Media - Cable – 2.5%
Altice US Finance I Corp.(b)(e)
900,000	5.375	07/15/23	936,000
Cable One, Inc.(b)(e)
458,000	5.750	06/15/22	478,610
Cablevision SA(e)
65,000	6.500	06/15/21	66,788
CCO Holdings LLC/CCO Holdings Capital Corp.(e)
600,000	5.125	02/15/23	622,500
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
1,000,000	4.908	07/23/25	1,051,510
CSC Holdings LLC
1,100,000	6.750	11/15/21	1,193,500
100,000	5.250	06/01/24	100,000
SFR Group SA(b)(e)
200,000	6.000	05/15/22	206,000
1,000,000	6.250	05/15/24	1,003,750
Videotron Ltd.
600,000	5.000	07/15/22	625,500
Virgin Media Secured Finance PLC(b)(e)
1,100,000	5.250	01/15/26	1,098,625
VTR Finance BV(e)
135,000	6.875	01/15/24	141,412

			7,524,195

Media - Non Cable(e) – 1.1%
Lee Enterprises, Inc.(b)
230,000	9.500	03/15/22	244,950
Nielsen Finance LLC/Nielsen Finance Co.(b)
990,000	5.000	04/15/22	1,011,038
Outfront Media Capital LLC/Outfront Media Capital Corp.
1,090,000	5.875	03/15/25	1,140,412
VeriSign, Inc.
1,000,000	4.625	05/01/23	1,011,250

			3,407,650

Metals & Mining – 1.2%
Constellium NV(b)(e)
120,000	5.750	05/15/24	115,500
Evraz Group SA
200,000	8.250	01/28/21	224,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
First Quantum Minerals Ltd.(b)(e)
$322,000	7.000%	02/15/21	$ 328,440
Freeport-McMoRan, Inc.(e)
247,000	3.875	03/15/23	227,857
240,000	5.400	11/14/34	208,200
Grinding Media, Inc./MC Grinding Media Canada, Inc.(b)(e)
140,000	7.375	12/15/23	147,875
Hecla Mining Co.(e)
500,000	6.875	05/01/21	515,000
Hudbay Minerals, Inc.(b)(e)
91,000	7.250	01/15/23	96,688
New Gold, Inc.(b)(e)
1,000,000	6.250	11/15/22	1,002,500
Rusal Capital DAC(b)
110,000	5.125	02/02/22	108,900
The Hillman Group, Inc.(b)(e)
525,000	6.375	07/15/22	504,000
Vedanta Resources PLC(b)
100,000	6.375	07/30/22	100,125

			3,579,585

Packaging – 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)(e)
350,000	7.250	05/15/24	374,500
Ball Corp.
775,000	5.250	07/01/25	814,719
Owens-Brockway Glass Container, Inc.(b)
500,000	5.875	08/15/23	526,250
Sealed Air Corp.(b)(e)
1,000,000	5.125	12/01/24	1,037,500

			2,752,969

Pipelines – 1.9%
Genesis Energy LP/Genesis Energy Finance Corp.(e)
283,000	6.750	08/01/22	300,687
161,000	6.000	05/15/23	165,428
500,000	5.625	06/15/24	503,750
MPLX LP(e)
500,000	4.875	12/01/24	524,215
Regency Energy Partners LP/Regency Energy Finance Corp.(e)
1,000,000	5.000	10/01/22	1,072,500
Sabine Pass Liquefaction LLC(e)
300,000	5.625	03/01/25	324,750
Southern Gas Corridor CJSC
470,000	6.875	03/24/26	509,245
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(e)
742,000	5.500	08/15/22	743,855
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(e)
500,000	5.250	05/01/23	513,750
600,000	4.250	11/15/23	591,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.(e)
600,000	5.250	01/15/25	625,500

			5,874,680

Publishing(b)(e) – 0.3%
The Nielsen Co. Luxembourg S.a.r.l.
930,000	5.000	02/01/25	923,025

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(e) – 1.1%
Communications Sales & Leasing, Inc./CSL Capital LLC(b)
$550,000	6.000%		04/15/23	$ 576,812
ESH Hospitality, Inc.(b)
424,000	5.250		05/01/25	425,060
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
1,000,000	4.875		06/01/23	975,000
RHP Hotel Properties LP/RHP Finance Corp.
940,000	5.000		04/15/23	951,750
The GEO Group, Inc.
390,000	6.000		04/15/26	392,925

				3,321,547

Retailers – 1.1%
Dollar Tree, Inc.(e)
1,000,000	5.750		03/01/23	1,060,000
Ferrellgas LP/Ferrellgas Finance Corp.(e)
350,000	8.625	(b)	06/15/20	347,375
650,000	6.750		01/15/22	653,250
JC Penney Corp., Inc.(b)(e)
200,000	5.875		07/01/23	202,500
L Brands, Inc.
341,000	5.625		02/15/22	357,198
795,000	6.875		11/01/35	777,112

				3,397,435

Technology - Hardware – 0.9%
CommScope, Inc.(b)(e)
390,000	5.500		06/15/24	402,675
NCR Corp.(e)
1,000,000	5.000		07/15/22	1,025,000
Sensata Technologies BV(b)
1,380,000	5.000		10/01/25	1,390,350

				2,818,025

Technology - Software/Services(e) – 1.5%
Equinix, Inc.
100,000	5.375		04/01/23	104,500
800,000	5.750		01/01/25	849,000
MSCI, Inc.(b)
1,000,000	5.250		11/15/24	1,040,000
200,000	4.750		08/01/26	198,500
Nuance Communications, Inc.(b)
1,250,000	5.625		12/15/26	1,246,875
Open Text Corp.(b)
370,000	5.875		06/01/26	386,650
Solera LLC/Solera Finance, Inc.(b)
240,000	10.500		03/01/24	273,000
TIBCO Software, Inc.(b)
248,000	11.375		12/01/21	273,110
Western Digital Corp.(b)
66,000	7.375		04/01/23	72,600

				4,444,235

Telecommunications - Cellular – 0.7%
SoftBank Group Corp.
600,000	4.500	(b)	04/15/20	612,750
400,000	6.000	(e)	07/30/25	427,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – (continued)
T-Mobile USA, Inc.(e)
$500,000	6.625%		04/01/23	$ 531,250
400,000	6.375		03/01/25	431,500

				2,002,500

Transportation(b)(e) – 0.1%
Air Medical Group Holdings, Inc.
240,000	6.375		05/15/23	229,800

Utilities - Electric – 0.8%
AES Argentina Generacion SA(b)(e)
140,000	7.750		02/02/24	140,000
AES Gener SA(c)(e)
130,000	8.375		12/18/73	138,775
Consorcio Transmantaro SA
60,000	4.375		05/07/23	60,870
Eskom Holdings SOC Ltd.
115,000	6.750		08/06/23	115,977
NRG Energy, Inc.(e)
570,000	6.250		05/01/24	579,975
NRG Yield Operating LLC(b)(e)
500,000	5.000		09/15/26	487,500
Talen Energy Supply LLC(b)(e)
800,000	4.625		07/15/19	776,000

				2,299,097

Wireless Telecommunication Services(e) – 0.1%
Columbus Cable Barbados Ltd.
275,000	7.375		03/30/21	292,188

Wireless Telecommunications – 2.1%
Altice Financing SA(b)(e)
600,000	6.500		01/15/22	625,500
Altice Luxembourg SA(b)(e)
500,000	7.750		05/15/22	530,625
250,000	7.625		02/15/25	264,688
Digicel Group Ltd.(b)(e)
600,000	8.250		09/30/20	529,500
Digicel Ltd.(b)(e)
400,000	6.000		04/15/21	370,920
Hughes Satellite Systems Corp.
185,000	7.625		06/15/21	203,500
415,000	5.250	(b)	08/01/26	415,519
Inmarsat Finance PLC(b)(e)
1,429,000	4.875		05/15/22	1,400,277
Intelsat Jackson Holdings SA(b)(e)
240,000	8.000		02/15/24	249,000
Radiate Holdco LLC/Radiate Finance, Inc.(b)(e)
775,000	6.625		02/15/25	773,062
Sprint Corp.
350,000	7.875		09/15/23	383,250
410,000	7.625	(e)	02/15/25	440,750

				6,186,591

Wirelines Telecommunications – 1.0%
Anixter, Inc.
500,000	5.125		10/01/21	521,875
CenturyLink, Inc.
483,000	5.625		04/01/20	511,376
499,000	5.625	(e)	04/01/25	475,298

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Frontier Communications Corp.(e)
$525,000	11.000%	09/15/25	$ 530,250
GTT Escrow Corp.(b)(e)
500,000	7.875	12/31/24	522,222
Level 3 Financing, Inc.(e)
100,000	5.375	05/01/25	102,000
West Corp.(b)(e)
460,000	5.375	07/15/22	442,750

			3,105,771

TOTAL CORPORATE OBLIGATIONS (Cost $109,783,220)			$112,543,138

Bank Loans(g) – 23.6%
Aerospace & Defense – 0.5%
BE Aerospace, Inc.
$400,000	3.890%	12/16/21	$ 401,400
Engility Corp.
228,000	5.750	08/12/23	228,356
Sequa Corp.
496,124	5.250	06/19/17	473,491
Transdigm, Inc.
245,592	3.770	06/04/21	244,710

			1,347,957

Airlines – 0.9%
American Airlines, Inc.
1,087,500	3.256	06/27/20	1,092,937
Delta Air Lines, Inc.
840,100	3.250	10/18/18	844,696
850,000	5.068	07/30/21	854,131

			2,791,764

Automotive - Parts – 1.0%
Capital Automotive LP
179,308	4.000	04/10/19	180,260
Chrysler Group LLC
1,119,026	3.270	12/31/18	1,119,731
Evergreen Skills Lux S.a.r.l.
655,787	5.750	04/28/21	595,946
Gates Global LLC
182,943	4.250	07/06/21	182,257
Jaguar Holding Company II
839,731	4.250	08/18/22	843,779

			2,921,973

Building Materials – 0.5%
Jeld-Wen, Inc.
490,000	4.750	07/01/22	492,656
Quikrete Holdings, Inc.
1,100,000	4.000	11/15/23	1,112,991

			1,605,647

Chemicals – 0.6%
Avantor Performance Materials Holdings, Inc.
498,750	6.000	06/21/22	504,984

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Chemicals – (continued)
Ineos US Finance LLC
$407,536	3.750%	05/04/18	$ 407,589
245,623	4.250	03/31/22	246,544
Univar, Inc.
750,000	2.750	07/01/22	748,478

			1,907,595

Consumer Cyclical Services – 0.3%
Equinox Holdings, Inc.
498,721	5.000	01/31/20	502,252
Monitronics International, Inc.
349,125	6.500	09/30/22	353,381

			855,633

Consumer Products - Household & Leisure – 0.3%
Affinion Group, Inc.
409,320	6.750	04/30/18	407,715
130,000	8.500	10/31/18	125,938
Revlon Consumer Products Corp.
498,750	4.250	09/07/23	502,680

			1,036,333

Diversified Manufacturing – 0.2%
Gardner Denver, Inc.
497,429	4.250	07/30/20	491,376

Energy – 0.5%
Chief Exploration & Development LLC
410,000	7.500	05/16/21	404,875
Dynegy Holdings, Inc.
71,979	4.000	04/23/20	71,979
Gulf Finance LLC
158,670	6.250	08/25/23	160,389
Seadrill Partners Finco LLC
1,038,689	4.000	02/21/21	764,735

			1,401,978

Energy - Exploration & Production – 0.8%
EP Energy LLC
814,808	9.750	06/30/21	848,932
Fieldwood Energy LLC
554,514	3.875	10/01/18	531,408
250,000	8.000	08/31/20	240,832
Murray Energy Corp.
625,546	8.250	04/16/20	592,705
Seventy Seven Operating LLC
249,361	3.750	06/25/20	247,024

			2,460,901

Entertainment – 0.5%
Delta 2 (LUX) S.A.R.L.
250,000	8.067	07/31/22	250,937
LTF Merger Sub, Inc.
1,095,466	4.000	06/10/22	1,095,926
Sabre, Inc.
204,753	4.500	02/19/19	205,009

			1,551,872

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Finance Insurance – 0.5%
Alliant Holdings I, Inc.
$500,000	4.753%	08/12/22	$ 502,055
Hub International Ltd.
1,082,323	4.000	10/02/20	1,085,873

			1,587,928

Financial Services – 0.2%
Walter Investment Management Corp.
723,868	4.750	12/18/20	694,913

Food & Beverage – 0.8%
NBTY, Inc.
646,750	5.000	05/05/23	650,592
US Foods, Inc.
1,592,249	3.770	06/27/23	1,602,694

			2,253,286

Food & Drug Retailers – 0.1%
Rite Aid Corp.
250,000	5.750	08/21/20	250,625

Gaming – 0.6%
Boyd Gaming Corp.
81,023	4.000	08/14/20	81,286
Scientific Games International, Inc.
247,449	6.000	10/18/20	249,614
1,322,514	6.000	10/01/21	1,331,613

			1,662,513

Health Care - Medical Products – 0.4%
Carestream Health, Inc.
324,535	5.000	06/07/19	311,148
250,000	9.500	12/07/19	205,235
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
98,182	4.250	06/08/20	95,629
Grifols Worldwide Operations USA, Inc.
500,000	2.250	12/20/23	502,565

			1,114,577

Health Care - Services – 2.0%
Air Medical Group Holdings, Inc.
796,619	4.250	04/28/22	793,464
American Renal Holdings, Inc.
643,915	4.750	09/20/19	641,500
BPA Laboratories, Inc.
80,336	2.500	04/29/20	36,151
Community Health Systems, Inc.
425,608	4.185	12/31/18	419,845
521,277	4.000	01/27/21	492,498
Envision Healthcare Corp.
500,000	4.000	12/01/23	504,845
Iasis Healthcare LLC
227,426	4.500	05/03/18	226,432
inVentiv Health, Inc.
850,000	4.750	11/09/23	857,081
Kindred Healthcare, Inc.
494,927	4.250	04/09/21	495,338

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Health Care - Services – (continued)
Quorum Health Corp.
$545,653	6.750%	04/29/22	$ 540,027
Select Medical Corp.
493,248	6.000	06/01/18	496,024
U.S. Renal Care, Inc.
665,049	5.250	12/31/22	626,310

			6,129,515

Lodging – 0.1%
Hilton Worldwide Finance LLC
375,000	3.500	10/26/20	378,236

Media - Broadcasting & Radio – 1.3%
Cumulus Media Holdings, Inc.
800,000	4.250	12/23/20	523,552
EIG Investors Corp.
353,723	6.480	11/09/19	353,504
iHeart Communications, Inc.
1,600,000	7.520	01/30/19	1,325,008
250,000	8.270	07/30/19	208,020
RCN Grande
464,722	3.750	12/02/23	468,133
Townsquare Media, Inc.
93,252	4.250	04/01/22	93,485
Tribune Media Co.
1,084,747	3.770	12/27/20	1,089,900

			4,061,602

Media - Cable – 0.2%
Ziggo N.V.
250,000	3.500	01/15/22	250,235
229,911	3.500	01/15/22	230,127
43,438	3.701	01/15/22	43,479

			523,841

Media - Non Cable – 0.6%
Advantage Sales & Marketing, Inc.
245,603	4.250	07/23/21	244,144
203,488	7.500	07/25/22	197,384
Cengage Learning Acquisitions, Inc.
1,094,749	5.250	06/07/23	1,016,748
Checkout Holding Corp.
144,320	4.500	04/09/21	126,641
Houghton Mifflin Harcourt Publishing Co.
150,000	4.000	05/31/21	139,125

			1,724,042

Metals & Mining – 0.4%
Fairmount Santrol, Inc.
722,429	4.500	09/05/19	704,592
FMG Resources (August 2006) Pty Ltd.
551,634	3.750	06/30/19	555,021

			1,259,613

Packaging – 0.9%
BWAY Holding Co., Inc.
498,750	4.750	08/14/23	501,743

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Packaging – (continued)
Klockner-Pentaplast of America, Inc.
$298,551	4.250%	04/28/20	$ 300,790
698,609	4.250	04/28/20	703,849
Reynolds Group Holdings Inc.
1,250,000	3.000	02/05/23	1,253,000

			2,759,382

Pharmaceutical – 0.2%
DPx Holdings B.V.
245,592	4.250	03/11/21	247,065
Valeant Pharmaceuticals International, Inc.
196,977	5.500	04/01/22	197,742

			444,807

Property/Casualty Insurance – 0.1%
York Risk Services Holding Corp.
447,307	4.750	10/01/21	435,847

Real Estate – 0.2%
Communications Sales & Leasing, Inc.
498,750	4.500	10/24/22	504,610
RE/MAX International, Inc.
153,615	3.713	12/15/23	153,999

			658,609

Restaurants – 0.6%
1011778 B.C. Unlimited Liability Co.
1,574,656	3.750	12/10/21	1,588,828
Landry’s, Inc.
200,000	4.000	10/04/23	201,678

			1,790,506

Retailers – 1.2%
Academy Ltd.
494,853	5.000	07/01/22	431,349
Albertsons LLC
1,350,000	4.000	06/22/23	1,357,762
BJ’s Wholesale Club, Inc.
250,000	5.000	01/26/24	249,298
General Nutrition Centers, Inc.
350,000	3.280	03/04/19	306,397
Gymboree Corp.
500,000	5.000	02/23/18	245,980
Rite Aid Corp.
850,000	4.875	06/21/21	852,924
Supervalu, Inc.
178,413	5.500	03/21/19	179,573

			3,623,283

Services Cyclical - Business Services – 0.5%
Ceridian LLC
243,924	4.500	09/15/20	243,009
First Data Corp.
1,250,000	3.000	03/24/21	1,257,225

			1,500,234

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Technology - Hardware – 0.2%
Diebold, Inc.
$442,613	5.250%	11/06/23	$ 448,513
Rackspace Hosting, Inc.
100,000	5.000	11/03/23	100,786

			549,299

Technology - Software/Services – 3.1%
Ancestry.com Operations, Inc.
250,000	5.250	10/19/23	252,658
BMC Software Finance, Inc.
1,184,066	5.000	09/10/20	1,180,739
Compuware Corp.
500,000	5.250	12/15/21	500,375
Conduent, Inc.
679,335	6.251	12/07/23	690,938
Dell, Inc.
246,875	3.020	09/07/21	246,969
1,097,250	4.020	09/07/23	1,101,913
Emdeon, Inc.
245,536	3.750	11/02/18	245,690
GTT Communications, Inc.
298,750	5.000	01/09/24	302,484
Infoblox, Inc.
240,000	6.000	11/01/23	242,400
Infor (US), Inc.
824,829	3.750	06/03/20	824,697
Informatica Corp.
491,256	4.500	08/05/22	489,168
Ion Trading Finance Ltd.
$798,000	4.250	08/11/23	798,247
Kronos, Inc.
850,000	5.000	11/01/23	859,036
Magic NewCo. LLC
245,518	5.000	12/12/18	246,081
Optiv Security, Inc.
236,559	4.250	02/01/24	237,841
195,556	8.250	02/01/25	198,489
Syniverse Holdings, Inc.
695,401	4.000	04/23/19	624,561
321,860	4.000	04/23/19	288,708
Western Digital Corp.
123,380	4.526	04/29/23	124,305

			9,455,299

Telecommunications - Internet & Data – 1.1%
Asurion LLC
99,767	4.000	07/08/20	100,619
1,225,000	8.500	03/03/21	1,241,844
Avaya, Inc.
803,526	5.390	10/26/17	663,913
484,710	6.250	05/29/20	400,961
Level 3 Financing, Inc.
900,000	4.000	01/15/20	911,025

			3,318,362

Telecommunications - Satellites – 0.7%
Intelsat Jackson Holdings SA
2,277,083	3.750	06/30/19	2,239,807

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Transportation – 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	$375,000	3.500%	01/13/22	$ 379,823
CEVA Group PLC
	54,585	6.500	03/19/21	47,540
CEVA Intercompany B.V.
	55,980	6.500	03/19/21	48,755
Ceva Logistics Canada ULC
	9,652	6.500	03/19/21	8,406
Ceva Logistics US Holdings, Inc.
	77,213	6.500	03/19/21	67,248
Syncreon Group Holdings B.V.
	679,029	5.250	10/28/20	594,151
Uber Technologies
	498,750	5.000	07/13/23	500,620

				1,646,543

Utilities – 0.6%
TEX Operations Co. LLC
	152,638	5.000	08/04/23	153,307
	669,258	5.000	08/04/23	672,189
Vistra Operations Co. LLC
	185,714	3.500	08/04/23	186,178
	814,286	3.500	08/04/23	816,322

				1,827,996

Wireless Telecommunications – 0.4%
Altice Financing SA(b)(e)
	60,000	6.625	02/15/23	62,850
Sprint Communications, Inc.
	1,000,000	4.000	01/13/24	1,002,500

				1,065,350

TOTAL BANK LOANS (Cost $71,426,755)				$ 71,329,044

U.S. Treasury Obligations – 0.4%
United States Treasury Notes
	$500,000	0.625%	06/30/18	$ 497,380
	640,000	0.750	10/31/18	635,648

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,133,864)				$ 1,133,028

Structured Notes(b) – 0.3%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	4,400,000,000	8.750%	05/19/31	$ 345,797
	7,855,000,000	8.375	03/17/34	597,986

TOTAL STRUCTURED NOTES (Cost $853,835)				$ 943,783

Shares	Description	Value
Common Stocks – 0.3%
Electric Utilities – 0.1%
23,820	Te Holdcorp LLC/Te Holdcorp	$ 333,481

Oil, Gas & Consumable Fuels(f) – 0.2%
27,119	Midstates Petroleum Co., Inc.	546,990

TOTAL COMMON STOCKS (Cost $874,993)		$ 880,471

Shares	Description	Value
Preferred Stock – 0.0%
Electric Utilities – 0.0%
Te Holdcorp LLC/Te Holdcorp
16,329	0.000%	$ 122,470
(Cost $278,797)

Warrant(f) – 0.0%
Life Sciences Tools & Services – 0.0%
Lion Holdings, Inc. Series A
270	0.000%	04/29/24	$ —
Lion Holdings, Inc. Series B
430	0.000	04/29/24	—

			—

Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc.
1,204	0.000	04/21/20	—

TOTAL WARRANT (Cost $—)			$ —

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $279,435,277)			$281,705,112

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 12.3%
Repurchase Agreements – 12.3%
Joint Repurchase Agreement Account II
$37,000,000	0.553%	02/01/17	$ 37,000,000
(Cost $37,000,000)

TOTAL INVESTMENTS – 105.5% (Cost $316,435,277)			$318,705,112

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.5)%			(16,490,316)

NET ASSETS – 100.0%			$302,214,796

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $61,497,531, which represents approximately 20.4% of net assets as of January 31, 2017.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security is currently in default and/or non-income producing.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GHS	— Ghana Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SHIBOR	— Shanghai Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	BRL	5,128,087	USD	1,578,821	$1,626,474	02/02/17	$47,652
	BRL	4,693,246	USD	1,459,229	1,477,980	03/02/17	18,751
	CLP	27,782,377	USD	42,143	42,689	03/22/17	546
	COP	4,590,061,661	USD	1,547,429	1,555,558	03/22/17	8,128
	EUR	293,000	USD	312,483	316,789	03/09/17	4,306
	HUF	215,913,742	USD	746,922	753,056	03/22/17	6,133
	MXN	14,956,744	USD	694,228	711,938	03/22/17	17,711
	PEN	1,795,801	USD	533,460	546,111	03/22/17	12,651
	PHP	7,802,981	USD	155,873	156,527	03/22/17	655
	PLN	6,869,922	USD	1,673,244	1,714,114	03/22/17	40,870
	RON	2,352,325	USD	557,715	565,545	03/22/17	7,830
	THB	84,900,282	USD	2,403,589	2,410,078	03/22/17	6,489
	TRY	4,289,119	USD	1,102,836	1,120,632	03/22/17	17,797
	USD	163,000	BRL	516,759	162,736	03/02/17	264
	USD	514,064	ZAR	6,987,924	513,815	03/22/17	247

TOTAL							$190,030

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	IDR	2,094,858,328	USD	156,297	$156,122	03/22/17	$(174)
	RUB	12,120,073	USD	199,456	199,188	03/22/17	(267)
	THB	5,018,642	USD	143,000	142,465	03/22/17	(535)
	USD	1,601,855	BRL	5,128,087	1,626,474	02/02/17	(24,619)
	USD	1,060,070	COP	3,146,146,507	1,066,219	03/22/17	(6,149)
	USD	879,613	EUR	818,000	884,414	03/09/17	(4,801)
	USD	3,124,192	IDR	41,951,683,813	3,126,507	03/22/17	(2,315)
	USD	3,611	INR	247,292	3,641	03/22/17	(30)
	USD	1,688,618	KRW	1,987,487,070	1,726,238	03/22/17	(37,620)
	USD	732,239	MXN	16,199,156	771,077	03/22/17	(38,838)
	USD	1,388,886	TWD	43,819,350	1,409,526	03/22/17	(20,640)
	USD	533,196	ZAR	7,302,585	536,951	03/22/17	(3,756)

TOTAL							$(139,744)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(4)	March 2017	$(642,750)	$2,742
10 Year German Euro-Bund	(3)	March 2017	(525,058)	(100)
10 Year U.S. Treasury Notes	(25)	March 2017	(3,111,719)	(6,175)

TOTAL				$(3,533)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

BNP Paribas SA (London)	KRW	1,895,700	01/31/22	3 month KWCDC	1.735%	$(2,686)
Citibank NA (London)		1,810,149	01/17/22	3 month KWCDC	1.665	2,448
HSBC Bank PLC	CNY	4,318	12/12/21	3 month SHIBOR	3.520	7,392

TOTAL						$7,154

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

BRL	8,500	01/02/19	10.795%	1 month Brazilian Interbank Deposit Average	$15,774
	3,517	01/04/21	11.780	1 month Brazilian Interbank Deposit Average	30,056
HUF	191,356	12/09/21	6 month BUBOR	1.290%	1,255
	165,000	12/13/21	6 month BUBOR	1.270	1,718

TOTAL					$48,803

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
BNP Paribas SA (London)	People’s Republic of China, 7.500%, 10/28/27	$1,050	(1.000)%	12/20/21	1.180%	$8,613	$(4,714)
		1,960	(1.000)	12/20/21	1.091	8,534	(1,256)
	Republic of Colombia, 10.375%, 01/28/33	1,035	(1.000)	12/20/21	1.735	39,239	(15,103)
Citibank NA (London)	Republic of Colombia, 10.375%, 01/28/33	458	(1.000)	12/20/21	1.735	15,654	(4,973)

TOTAL						$72,040	$(26,046)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$318,263,797

Gross unrealized gain	9,098,646
Gross unrealized loss	(8,657,331)

Net unrealized security gain	$441,315

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Australia – 5.9%
183,092	APA Group (Gas Utilities)	$ 1,169,611
371,426	AusNet Services (Electric Utilities)	445,514
74,864	Dexus Property Group (Equity Real Estate Investment Trusts (REITs))	509,993
392,219	Goodman Group (Equity Real Estate Investment Trusts (REITs))	2,059,663
69,299	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	106,747
621,592	Spark Infrastructure Group (Electric Utilities)	1,104,762
318,147	Stockland (Equity Real Estate Investment Trusts (REITs))	1,049,859
317,602	Sydney Airport (Transportation Infrastructure)	1,409,407
248,100	The GPT Group (Equity Real Estate Investment Trusts (REITs))	881,054
207,557	Transurban Group (Transportation Infrastructure)	1,606,096
780,648	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	1,693,888
217,090	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	1,447,201

		13,483,795

Brazil – 0.1%
31,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	213,832

Canada – 7.4%
10,625	Boardwalk Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	385,317
52,645	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,283,304
10,200	Canadian National Railway Co. (Road & Rail)	708,925
4,700	Canadian Pacific Railway Ltd. (Road & Rail)	710,860
32,352	Chartwell Retirement Residences (Health Care Providers & Services)	378,155
72,177	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,072,896
39,218	First Capital Realty, Inc. (Real Estate Management & Development)	623,871
106,725	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	2,314,528

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
12,100	Keyera Corp. (Oil, Gas & Consumable Fuels)	$ 355,212
74,996	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,326,677
40,100	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	801,538
71,961	TransCanada Corp. (Oil, Gas & Consumable Fuels)	3,394,955
34,800	Veresen, Inc. (Oil, Gas & Consumable Fuels)	353,817

		16,710,055

Cayman Islands – 0.8%
264,575	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	1,739,019

China – 0.4%
282,700	China Resources Gas Group Ltd. (Gas Utilities)	893,437

Finland – 0.2%
208,400	Citycon Oyj (Real Estate Management & Development)	517,911

France – 3.7%
8,224	Aeroports de Paris (Transportation Infrastructure)	912,596
11,133	Eutelsat Communications SA (Media)	189,892
2,160	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	180,048
190,394	Groupe Eurotunnel SE (Transportation Infrastructure)	1,771,090
18,167	ICADE (Equity Real Estate Investment Trusts (REITs))	1,287,942
51,937	Klepierre (Equity Real Estate Investment Trusts (REITs))	1,972,221
10,116	Mercialys SA (Equity Real Estate Investment Trusts (REITs))	198,029
20,106	SES SA (Media)	390,956
6,028	Unibail-Rodamco SE	1,389,163

		8,291,937

Germany – 1.8%
27,217	alstria office REIT AG* (Equity Real Estate Investment Trusts (REITs))	340,434
11,164	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	668,111

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
15,200	LEG Immobilien AG* (Real Estate Management & Development)	$ 1,195,559
28,123	TLG Immobilien AG (Real Estate Management & Development)	534,479
13,367	VIB Vermoegen AG (Real Estate Management & Development)	268,176
34,828	Vonovia SE (Real Estate Management & Development)	1,141,066

		4,147,825

Hong Kong – 5.1%
132,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	660,493
233,910	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,291,168
1,136,400	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,139,616
96,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	648,358
365,170	Link REIT (Equity Real Estate Investment Trusts (REITs))	2,495,418
207,399	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,854,029
45,955	Swire Properties Ltd. (Real Estate Management & Development)	129,307
167,649	The Wharf Holdings Ltd. (Real Estate Management & Development)	1,257,080

		11,475,469

Ireland – 0.5%
217,497	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	305,224
432,950	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	568,789
226,997	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	284,250

		1,158,263

Italy – 1.0%
62,110	Atlantia SpA (Transportation Infrastructure)	1,415,472

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
237,000	Snam SpA (Oil, Gas & Consumable Fuels)	$ 902,048

		2,317,520

Japan – 7.7%
27	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	132,087
2,970	Central Japan Railway Co. (Road & Rail)	479,911
8,900	East Japan Railway Co. (Road & Rail)	805,958
13,300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	309,130
9,900	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	353,954
84	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	477,322
474	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,013,451
125	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	737,752
319	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	768,784
1,231	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,172,890
148,314	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,822,998
145,479	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3,358,701
664	Mori Hills REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	903,158
33	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	189,517
480	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	785,192
51,418	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,390,941
9,000	Toho Gas Co. Ltd. (Gas Utilities)	67,327
362,950	Tokyo Gas Co. Ltd. (Gas Utilities)	1,610,722

		17,379,795

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg(a) – 0.2%
12,626	Ado Properties SA (Real Estate Management & Development)	$ 450,717

Mexico – 1.2%
524,830	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	2,316,666
335,200	OHL Mexico SAB de CV (Transportation Infrastructure)	317,623

		2,634,289

Netherlands – 0.6%
7,328	Eurocommercial Properties NV (Equity Real Estate Investment Trusts (REITs))	272,074
3,575	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	153,565
21,000	Wereldhave NV (Equity Real Estate Investment Trusts (REITs))	920,527

		1,346,166

Singapore – 1.6%
199,137	ENN Energy Holdings Ltd. (Gas Utilities)	981,736
1,042,800	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	695,285
462,000	Global Logistic Properties Ltd. (Real Estate Management & Development)	851,457
692,540	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	496,304
550,314	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	676,340

		3,701,122

Spain – 2.5%
23,354	Axiare Patrimonio SOCIMI SA (Equity Real Estate Investment Trusts (REITs))	340,344
78,645	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	505,245
61,978	Enagas SA (Oil, Gas & Consumable Fuels)	1,522,133
128,022	Ferrovial SA (Construction & Engineering)	2,323,896
97,420	Iberdrola SA	615,317

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
21,487	Red Electrica Corp. SA (Electric Utilities)	$ 384,231

		5,691,166

Sweden – 0.5%
13,501	Atrium Ljungberg AB (Real Estate Management & Development)	209,759
13,544	Fabege AB (Real Estate Management & Development)	230,629
15,582	Hufvudstaden AB Class A (Real Estate Management & Development)	248,276
36,849	Kungsleden AB (Real Estate Management & Development)	237,431
11,720	Pandox AB (Hotels, Restaurants & Leisure)	187,448

		1,113,543

Switzerland – 0.6%
5,500	Flughafen Zuerich AG (Transportation Infrastructure)	1,081,628
4,482	PSP Swiss Property AG (Real Estate Management & Development)	403,291

		1,484,919

United Arab Emirates – 0.1%
13,076	DP World Ltd. (Transportation Infrastructure)	247,117

United Kingdom – 6.6%
34,825	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	300,961
3,450	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	107,326
247,895	Empiric Student Property PLC (Equity Real Estate Investment Trusts (REITs))	336,800
144,800	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	1,133,178
50,627	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	348,938
34,523	Kennedy Wilson Europe Real Estate PLC (Real Estate Investment Trusts)	412,827
133,168	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	1,668,936
401,024	National Grid PLC (Multi-Utilities)	4,697,268
130,924	Pennon Group PLC (Water Utilities)	1,308,964

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
36,605	Segro PLC (Equity Real Estate Investment Trusts (REITs))	$ 212,638
44,149	Severn Trent PLC (Water Utilities)	1,265,465
39,480	Shaftesbury PLC (Equity Real Estate Investment Trusts (REITs))	435,947
34,506	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	253,625
183,811	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	320,028
189,125	United Utilities Group PLC (Water Utilities)	2,190,168

		14,993,069

United States – 49.4%
13,220	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,465,040
4,171	Ameren Corp. (Multi-Utilities)	219,603
39,420	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,916,600
48,772	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	5,047,902
42,100	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	1,855,347
7,310	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	956,879
16,077	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	1,343,555
52,464	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,499,910
13,012	Chesapeake Lodging Trust (Equity Real Estate Investment Trusts (REITs))	333,107
4,456	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	99,146
20,325	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	438,410
19,400	Consolidated Edison, Inc. (Multi-Utilities)	1,442,390
38,929	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	3,419,134
13,971	CSX Corp. (Road & Rail)	648,115
109,683	CubeSmart (Equity Real Estate Investment Trusts (REITs))	2,756,334

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
64,975	DDR Corp. (Equity Real Estate Investment Trusts (REITs))	$ 986,321
87,313	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	984,018
21,288	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,291,227
47,340	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,151,782
27,432	Edison International (Electric Utilities)	1,999,244
27,539	Empire State Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	564,274
73,282	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	1,380,633
14,356	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,061,483
32,103	Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,950,899
14,973	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,358,444
45,727	Eversource Energy (Electric Utilities)	2,529,618
19,974	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,439,127
22,186	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	3,115,580
72,378	First Potomac Realty Trust (Equity Real Estate Investment Trusts (REITs))	741,151
55,232	Forest City Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,250,452
51,751	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,128,689
188,440	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	4,680,850
36,927	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	667,271
105,351	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,730,479
201,242	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,495,746
34,500	Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	828,690

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
44,190	MedEquities Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 481,671
35,890	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	926,680
54,033	Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	549,516
19,100	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,413,209
16,011	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	698,080
7,223	NextEra Energy, Inc. (Electric Utilities)	893,630
40,717	NiSource, Inc. (Multi-Utilities)	910,839
6,758	Norfolk Southern Corp. (Road & Rail)	793,795
18,899	NorthWestern Corp. (Multi-Utilities)	1,079,322
131,600	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,196,404
9,104	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	179,713
51,707	PG&E Corp. (Electric Utilities)	3,200,146
41,999	Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	779,081
77,132	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	3,767,898
3,234	Public Storage (Equity Real Estate Investment Trusts (REITs))	695,310
83,820	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,254,785
34,116	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	774,774
16,900	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,033,942
6,785	SBA Communications Corp.* (Diversified Telecommunication Services)	714,189
44,584	Sempra Energy (Multi-Utilities)	4,564,956
14,019	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,576,272
10,794	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,176,222

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
207,180	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 2,179,534
23,907	STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	565,640
10,740	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	845,882
84,910	Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,249,875
9,147	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	527,050
11,004	Taubman Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	779,523
20,418	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	1,402,512
37,900	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,093,036
17,916	Union Pacific Corp. (Road & Rail)	1,909,487
36,365	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	2,242,630
9,023	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	959,235
39,987	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,651,138

		111,843,426

TOTAL COMMON STOCKS (Cost $210,179,044)		$221,834,392

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b) – 4.5%
Joint Repurchase Agreement Account II
$ 10,100,000	0.553%	02/01/17	$ 10,100,000
(Cost $10,100,000)

TOTAL INVESTMENTS – 102.4% (Cost $220,279,044)			$231,934,392

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(5,382,435)

NET ASSETS – 100.0%			$226,551,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 450,717, which represents approximately 0.2% of net assets as of January 31, 2017.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

(b)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	AUD	1,840,799	USD	1,398,052	$1,395,959	02/03/17	$(2,093)
	CAD	967,541	USD	743,847	743,564	02/03/17	(282)
	EUR	2,077,498	USD	2,246,040	2,242,882	02/03/17	(3,157)
	GBP	792,459	USD	997,437	996,957	02/03/17	(479)
	JPY	275,035,054	USD	2,444,181	2,436,039	02/03/17	(8,140)
	SGD	955,944	USD	678,894	678,313	02/03/17	(583)

TOTAL							$(14,734)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$226,333,806

Gross unrealized gain	15,269,069
Gross unrealized loss	(9,668,483)

Net unrealized security gain	$5,600,586

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Multi-Manager Real Assets Strategy Fund — The Cayman Commodity- MMRA, Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 30, 2015 and is currently a wholly-owned subsidiary of the Multi-Manager Real Assets Strategy Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 30, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2017, the Fund’s net assets were $226,551,957, of which, $0 or 0.0%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — As of the date of the financial statements, short-term investments having a maturity of 60 days or less were valued at amortized cost which approximated fair market value. Effective October 11, 2016, such securities are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$585,416	$3,154,775	$—
Asia	18,131,964	76,034,894	8,028
Australia and Oceania	149,296	7,919,193	—
Europe	20,376,398	98,060,032	—
North America	210,349,049	1,326,485	—
South America	5,977,116	3,819,216	—
Exchange Traded Funds	2,961,696	—	—
Short-term Investments	—	27,200,000	—
Total	$258,530,935	$217,514,762	$8,028

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$362,828	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,093,224)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Debt Obligations	$—	$94,753,178	$—
Corporate Obligations	—	112,543,138	—
Bank Loans	—	71,086,644	242,400
U.S. Treasury Obligations	1,133,028	—	—
Structured Notes	—	943,783	—
Common Stock and/or Other Equity Investments(a)
North America	546,990	455,951	—
Short-term Investments	—	37,000,000	—
Total	$1,680,018	$316,782,694	$242,400

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$190,030	$—
Futures Contracts	2,742	—	—
Interest Rate Swap Contracts	—	58,643	—
Total	$2,742	$248,673	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(139,744)	$—
Futures Contracts	(6,275)	—	—
Interest Rate Swap Contracts	—	(2,686)	—
Credit Default Swap Contracts	—	(26,046)	—
Total	$(6,275)	$(168,476)	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$496,304	$34,939,655	$—
Australia and Oceania	—	13,483,795	—
Europe	2,820,818	38,692,218	—
North America	131,187,770	—	—
South America	—	213,832	—
Short-term Investments	—	10,100,000	—
Total	$134,504,892	$97,429,500	$—

Derivative Type
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(14,734)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2017, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1,2017 , as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager Global Equity	$27,200,000	$27,200,418	$27,759,575
Multi-Manager Non-Core Fixed Income	37,000,000	37,000,568	37,761,187
Multi-Manager Real Assets Strategy	10,100,000	10,100,155	10,307,783

REPURCHASE AGREEMENTS — At January 31, 2017, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
BNP Paribas Securities Co.	0.560%	$4,029,489	$5,481,290	$1,496,244
Citigroup Global Markets, Inc.	0.560	4,086,456	5,558,782	1,517,397
Merrill Lynch & Co., Inc.	0.550	19,084,055	25,959,928	7,086,359
TOTAL		$27,200,000	$37,000,000	$10,100,000

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	2.700% to 3.290%	02/10/31 to 09/08/36
Federal Home Loan Mortgage Corp.	2.500 to 7.500	10/01/31 to 01/01/47
Federal National Mortgage Association	2.500 to 6.000	09/01/17 to 02/01/46
Government National Mortgage Association	2.500 to 5.500	11/15/27 to 01/20/47
Tennessee Valley Authority	4.250	09/15/65
U.S. Treasury Notes	0.615 to 2.000	4/30/17 to 7/31/22
United States Treasury Stripped Securities	0.000	02/15/19 to 8/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Funds more volatile. When the Funds use leverage, the sum of each Fund’s investment exposure may significantly exceed the amount of assets invested in each Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. Each Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Funds to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by each Fund can substantially increase the adverse impact to which each Fund’s investment portfolio may be subject.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Multi-Manager Real Assets Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fund has obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.4%
Alternative Funds* – 2.0%
27,923	PowerShares DB Gold Fund	$ 1,087,321

Bond Funds – 63.7%
13,560	iShares 20+ Year Treasury Bond ETF	1,628,556
41,934	iShares 3-7 Year Treasury Bond ETF	5,152,431
64,522	iShares 7-10 Year Treasury Bond ETF	6,778,036
35,655	iShares TIPS Bond ETF	4,071,088
525,968	RidgeWorth Seix Floating Rate High Income Fund	4,607,479
30,319	Vanguard Long-Term Corporate Bond ETF	2,712,944
68,173	Vanguard Short-Term Corporate Bond ETF	5,427,934
82,397	Vanguard Short-Term Inflation-Protected Securities ETF	4,069,588

		34,448,056

Foreign Stock Funds – 9.0%
17,209	iShares Edge MSCI Minimum Volatility EAFE ETF	1,087,092
5,359	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	271,862
8,644	iShares MSCI United Kingdom ETF	271,854
53,256	Vanguard FTSE All-World ex-U.S. ETF	2,450,309
5,514	Vanguard FTSE Europe ETF	272,171
10,956	WisdomTree Japan Hedged Equity Fund	546,376

		4,899,664

Stock Funds – 21.7%
3,746	Energy Select Sector SPDR Fund	273,083
4,299	Industrial Select Sector SPDR Fund	272,471
22,622	iShares Core S&P 500 ETF	5,178,855
8,111	iShares Core S&P Mid-Cap ETF	1,364,027
10,755	PowerShares Buyback Achievers Portfolio	546,139
25,106	Schwab U.S. Dividend Equity ETF	1,088,596
19,698	SPDR S&P Regional Banking ETF	1,091,269
9,444	Vanguard Growth ETF	1,089,932
2,102	Vanguard Health Care ETF	273,554
4,301	Vanguard Information Technology ETF	545,109

		11,723,035

TOTAL EXCHANGE TRADED FUNDS (Cost $50,131,282)		$52,158,076

TOTAL INVESTMENTS – 96.4% (Cost $50,131,282)		$52,158,076

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		1,956,240

NET ASSETS – 100.0%		$54,114,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$50,638,676

Gross unrealized gain	2,221,513
Gross unrealized loss	(702,113)

Net unrealized security gain	$1,519,400

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.7%
Alternative Funds* – 2.0%
5,197	PowerShares DB Gold Fund	$ 202,371

Bond Funds – 45.8%
2,524	iShares 20+ Year Treasury Bond ETF	303,133
3,697	iShares 3-7 Year Treasury Bond ETF	454,250
11,049	iShares 7-10 Year Treasury Bond ETF	1,160,698
5,752	iShares TIPS Bond ETF	656,763
80,559	RidgeWorth Seix Floating Rate High Income Fund	705,693
2,257	Vanguard Long-Term Corporate Bond ETF	201,956
9,524	Vanguard Short-Term Corporate Bond ETF	758,301
8,179	Vanguard Short-Term Inflation-Protected Securities ETF	403,961

		4,644,755

Foreign Stock Funds – 13.7%
4,805	iShares Edge MSCI Minimum Volatility EAFE ETF	303,532
1,486	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	75,385
2,408	iShares MSCI United Kingdom ETF	75,732
16,521	Vanguard FTSE All-World ex-U.S. ETF	760,131
1,040	Vanguard FTSE Europe ETF	51,334
2,549	WisdomTree Japan Hedged Equity Fund	127,119

		1,393,233

Stock Funds – 34.2%
697	Energy Select Sector SPDR Fund	50,811
1,200	Industrial Select Sector SPDR Fund	76,056
7,978	iShares Core S&P 500 ETF	1,826,404
2,718	iShares Core S&P Mid-Cap ETF	457,086
3,003	PowerShares Buyback Achievers Portfolio	152,492
5,257	Schwab U.S. Dividend Equity ETF	227,943
3,666	SPDR S&P Regional Banking ETF	203,096
1,423	VanEck Vectors Agribusiness ETF	76,074
1,751	Vanguard Growth ETF	202,083
397	Vanguard Health Care ETF	51,666

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
1,201	Vanguard Information Technology ETF	$ 152,215

		3,475,926

TOTAL EXCHANGE TRADED FUNDS (Cost $9,558,335)		$ 9,716,285

TOTAL INVESTMENTS – 95.7% (Cost $9,558,335)		$ 9,716,285

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		433,208

NET ASSETS – 100.0%		$10,149,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,573,827

Gross unrealized gain	241,588
Gross unrealized loss	(99,130)

Net unrealized security gain	$142,458

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.8%
Alternative Funds* – 2.1%
40,851	PowerShares DB Gold Fund	$ 1,590,738

Bond Funds – 36.0%
19,677	iShares 20+ Year Treasury Bond ETF	2,363,208
22,052	iShares 3-7 Year Treasury Bond ETF	2,709,529
69,991	iShares 7-10 Year Treasury Bond ETF	7,352,555
37,321	iShares TIPS Bond ETF	4,261,312
481,351	RidgeWorth Seix Floating Rate High Income Fund	4,216,638
8,655	Vanguard Long-Term Corporate Bond ETF	774,449
53,518	Vanguard Short-Term Corporate Bond ETF	4,261,103
39,202	Vanguard Short-Term Inflation-Protected Securities ETF	1,936,187

		27,874,981

Foreign Stock Funds – 16.5%
46,055	iShares Edge MSCI Minimum Volatility EAFE ETF	2,909,294
15,339	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	778,148
14,280	iShares MSCI Canada ETF	388,130
24,570	iShares MSCI United Kingdom ETF	772,727
135,135	Vanguard FTSE All-World ex-U.S. ETF	6,217,561
11,747	Vanguard FTSE Europe ETF	579,832
23,458	WisdomTree Japan Hedged Equity Fund	1,169,850

		12,815,542

Stock Funds – 41.2%
5,347	Energy Select Sector SPDR Fund	389,796
9,205	Industrial Select Sector SPDR Fund	583,413
74,640	iShares Core S&P 500 ETF	17,087,335
23,156	iShares Core S&P Mid-Cap ETF	3,894,145
26,863	PowerShares Buyback Achievers Portfolio	1,364,103
44,794	Schwab U.S. Dividend Equity ETF	1,942,268
11,288	SPDR S&P Homebuilders ETF	389,436
31,630	SPDR S&P Regional Banking ETF	1,752,302
14,514	VanEck Vectors Agribusiness ETF	775,918
15,165	Vanguard Growth ETF	1,750,193
4,500	Vanguard Health Care ETF	585,630

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
10,744	Vanguard Information Technology ETF	$ 1,361,695

		31,876,234

TOTAL EXCHANGE TRADED FUNDS (Cost $69,500,129)		$74,157,495

Investment Companies – 0.5%
25,094	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $337,970)	$ 385,200

TOTAL INVESTMENTS – 96.3% (Cost $69,838,099)		$74,542,695

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		2,875,905

NET ASSETS – 100.0%		$77,418,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$71,005,789

Gross unrealized gain	5,128,995
Gross unrealized loss	(1,592,089)

Net unrealized security gain	$3,536,906

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.7%
Alternative Funds* – 2.0%
5,376	PowerShares DB Gold Fund	$ 209,341

Bond Funds – 30.8%
2,580	iShares 20+ Year Treasury Bond ETF	309,858
2,482	iShares 3-7 Year Treasury Bond ETF	304,963
8,223	iShares 7-10 Year Treasury Bond ETF	863,826
4,009	iShares TIPS Bond ETF	457,748
57,404	RidgeWorth Seix Floating Rate High Income Fund	502,857
1,136	Vanguard Long-Term Corporate Bond ETF	101,649
5,111	Vanguard Short-Term Corporate Bond ETF	406,938
4,118	Vanguard Short-Term Inflation-Protected Securities ETF	203,388

		3,151,227

Foreign Stock Funds – 18.0%
6,047	iShares Edge MSCI Minimum Volatility EAFE ETF	381,989
2,518	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	127,738
2,822	iShares MSCI Canada ETF	76,702
3,218	iShares MSCI United Kingdom ETF	101,206
18,843	Vanguard FTSE All-World ex-U.S. ETF	866,967
2,067	Vanguard FTSE Europe ETF	102,027
3,593	WisdomTree Japan Hedged Equity Fund	179,183

		1,835,812

Stock Funds – 43.9%
702	Energy Select Sector SPDR Fund	51,176
1,196	Industrial Select Sector SPDR Fund	75,802
10,470	iShares Core S&P 500 ETF	2,396,897
3,344	iShares Core S&P Mid-Cap ETF	562,361
4,031	PowerShares Buyback Achievers Portfolio	204,694
6,470	Schwab U.S. Dividend Equity ETF	280,539
1,482	SPDR S&P Homebuilders ETF	51,129
4,153	SPDR S&P Regional Banking ETF	230,076
1,910	VanEck Vectors Agribusiness ETF	102,109
2,210	Vanguard Growth ETF	255,056
591	Vanguard Health Care ETF	76,913

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
1,612	Vanguard Information Technology ETF	$ 204,305

4,491,057

TOTAL EXCHANGE TRADED FUNDS (Cost $9,463,916)		$ 9,687,437

Investment Companies – 1.0%
6,653	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $102,700)	$ 102,124

TOTAL INVESTMENTS – 95.7% (Cost $9,566,616)		$ 9,789,561

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		435,567

NET ASSETS – 100.0%		$10,225,128

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,579,408

Gross unrealized gain	312,567
Gross unrealized loss	(102,414)

Net unrealized security gain	$210,153

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.4%
Alternative Funds* – 2.0%
26,332	PowerShares DB Gold Fund	$ 1,025,368

Bond Funds – 26.0%
12,684	iShares 20+ Year Treasury Bond ETF	1,523,348
12,184	iShares 3-7 Year Treasury Bond ETF	1,497,048
35,617	iShares 7-10 Year Treasury Bond ETF	3,741,566
15,309	iShares TIPS Bond ETF	1,747,982
253,341	RidgeWorth Seix Floating Rate High Income Fund	2,219,269
2,789	Vanguard Long-Term Corporate Bond ETF	249,560
15,680	Vanguard Short-Term Corporate Bond ETF	1,248,442
15,162	Vanguard Short-Term Inflation-Protected Securities ETF	748,851

		12,976,066

Foreign Stock Funds – 19.6%
31,665	iShares Edge MSCI Minimum Volatility EAFE ETF	2,000,278
7,393	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	375,047
13,809	iShares MSCI Canada ETF	375,329
15,877	iShares MSCI United Kingdom ETF	499,332
97,990	Vanguard FTSE All-World ex-U.S. ETF	4,508,520
6,651	Vanguard FTSE Emerging Markets ETF	251,674
15,171	Vanguard FTSE Europe ETF	748,840
20,161	WisdomTree Japan Hedged Equity Fund	1,005,429

		9,764,449

Stock Funds – 47.8%
3,447	Energy Select Sector SPDR Fund	251,286
7,911	Industrial Select Sector SPDR Fund	501,399
54,685	iShares Core S&P 500 ETF	12,519,037
17,911	iShares Core S&P Mid-Cap ETF	3,012,093
19,789	PowerShares Buyback Achievers Portfolio	1,004,885
34,648	Schwab U.S. Dividend Equity ETF	1,502,337
7,276	SPDR S&P Homebuilders ETF	251,022
22,653	SPDR S&P Regional Banking ETF	1,254,976
9,371	VanEck Vectors Agribusiness ETF	500,974
11,948	Vanguard Growth ETF	1,378,919
3,868	Vanguard Health Care ETF	503,382

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
8,904	Vanguard Information Technology ETF	$ 1,128,493

		23,808,803

TOTAL EXCHANGE TRADED FUNDS (Cost $43,963,285)		$47,574,686

Shares	Distribution Rate	Value
Investment Companies – 1.0%
32,405	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $379,347)	$ 497,423

TOTAL INVESTMENTS – 96.4% (Cost $44,342,632)		$48,072,109

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		1,777,491

NET ASSETS – 100.0%		$49,849,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,293,423

Gross unrealized gain	3,957,751
Gross unrealized loss	(1,179,065)

Net unrealized security gain	$2,778,686

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.8%
Alternative Funds* – 2.0%
5,389	PowerShares DB Gold Fund	$ 209,848

Bond Funds – 20.9%
2,595	iShares 20+ Year Treasury Bond ETF	311,659
2,079	iShares 3-7 Year Treasury Bond ETF	255,447
6,322	iShares 7-10 Year Treasury Bond ETF	664,126
1,792	iShares TIPS Bond ETF	204,611
46,056	RidgeWorth Seix Floating Rate High Income Fund	403,447
571	Vanguard Long-Term Corporate Bond ETF	51,093
1,300	Vanguard Short-Term Corporate Bond ETF	103,506
3,105	Vanguard Short-Term Inflation-Protected Securities ETF	153,356

		2,147,245

Foreign Stock Funds – 21.0%
6,485	iShares Edge MSCI Minimum Volatility EAFE ETF	409,657
2,010	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	101,967
2,868	iShares MSCI Canada ETF	77,952
3,250	iShares MSCI United Kingdom ETF	102,213
21,199	Vanguard FTSE All-World ex-U.S. ETF	975,366
1,374	Vanguard FTSE Emerging Markets ETF	51,992
4,130	Vanguard FTSE Europe ETF	203,857
4,645	WisdomTree Japan Hedged Equity Fund	231,646

		2,154,650

Stock Funds – 50.9%
685	Energy Select Sector SPDR Fund	49,937
1,609	Industrial Select Sector SPDR Fund	101,978
11,877	iShares Core S&P 500 ETF	2,719,002
3,974	iShares Core S&P Mid-Cap ETF	668,308
4,560	PowerShares Buyback Achievers Portfolio	231,557
8,279	Schwab U.S. Dividend Equity ETF	358,977
1,485	SPDR S&P Homebuilders ETF	51,232
5,103	SPDR S&P Regional Banking ETF	282,706
1,921	VanEck Vectors Agribusiness ETF	102,697
2,663	Vanguard Growth ETF	307,337
803	Vanguard Health Care ETF	104,502

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
2,016	Vanguard Information Technology ETF	$ 255,508

5,233,741

TOTAL EXCHANGE TRADED FUNDS (Cost $9,446,070)		$ 9,745,484

Shares	Distribution Rate	Value
Investment Companies – 1.0%
6,689	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $102,865)	$ 102,679

TOTAL INVESTMENTS – 95.8% (Cost $9,548,935)		$ 9,848,163

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		436,506

NET ASSETS – 100.0%		$10,284,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,563,450

Gross unrealized gain	373,258
Gross unrealized loss	(88,545)

Net unrealized security gain	$284,713

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.9%
Alternative Funds* – 2.1%
12,416	PowerShares DB Gold Fund	$ 483,479

Bond Funds – 16.1%
5,980	iShares 20+ Year Treasury Bond ETF	718,198
4,787	iShares 3-7 Year Treasury Bond ETF	588,178
11,195	iShares 7-10 Year Treasury Bond ETF	1,176,035
2,062	iShares TIPS Bond ETF	235,439
65,763	RidgeWorth Seix Floating Rate High Income Fund	576,081
1,479	Vanguard Short-Term Corporate Bond ETF	117,758
7,148	Vanguard Short-Term Inflation-Protected Securities ETF	353,040

		3,764,729

Foreign Stock Funds – 22.7%
14,930	iShares Edge MSCI Minimum Volatility EAFE ETF	943,128
5,812	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	294,843
8,692	iShares MSCI Canada ETF	236,249
7,514	iShares MSCI United Kingdom ETF	236,315
50,053	Vanguard FTSE All-World ex-U.S. ETF	2,302,938
3,112	Vanguard FTSE Emerging Markets ETF	117,758
11,960	Vanguard FTSE Europe ETF	590,346
11,882	WisdomTree Japan Hedged Equity Fund	592,555

		5,314,132

Stock Funds – 55.0%
1,625	Energy Select Sector SPDR Fund	118,463
3,730	Industrial Select Sector SPDR Fund	236,407
28,872	iShares Core S&P 500 ETF	6,609,667
9,852	iShares Core S&P Mid-Cap ETF	1,656,811
11,663	PowerShares Buyback Achievers Portfolio	592,247
21,782	Schwab U.S. Dividend Equity ETF	944,468
3,431	SPDR S&P Homebuilders ETF	118,370
12,817	SPDR S&P Regional Banking ETF	710,062
4,425	VanEck Vectors Agribusiness ETF	236,560
7,169	Vanguard Growth ETF	827,374
1,824	Vanguard Health Care ETF	237,375

Shares	Description	Value
Exchange Traded Funds – (continued)
Stock Funds – (continued)
4,665	Vanguard Information Technology ETF	$ 591,242

		12,879,046

TOTAL EXCHANGE TRADED FUNDS (Cost $20,358,736)		$22,441,386

Investment Company – 1.0%
15,304	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $163,904)	$ 234,912

TOTAL INVESTMENTS – 96.9% (Cost $20,522,640)		$22,676,298

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		725,005

NET ASSETS – 100.0%		$23,401,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$21,024,977

Gross unrealized gain	2,230,055
Gross unrealized loss	(578,734)

Net unrealized security gain	$1,651,321

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.8%
Alternative Funds* – 2.1%
5,567	PowerShares DB Gold Fund	$ 216,779

Bond Funds – 10.9%
2,661	iShares 20+ Year Treasury Bond ETF	319,586
2,096	iShares 3-7 Year Treasury Bond ETF	257,536
2,450	iShares 7-10 Year Treasury Bond ETF	257,372
16,449	RidgeWorth Seix Floating Rate High Income Fund	144,096
3,127	Vanguard Short-Term Inflation-Protected Securities ETF	154,443

		1,133,033

Foreign Stock Funds – 23.7%
6,535	iShares Edge MSCI Minimum Volatility EAFE ETF	412,816
3,053	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	154,879
4,759	iShares MSCI Canada ETF	129,349
3,275	iShares MSCI United Kingdom ETF	102,999
22,382	Vanguard FTSE All-World ex-U.S. ETF	1,029,796
1,368	Vanguard FTSE Emerging Markets ETF	51,765
6,272	Vanguard FTSE Europe ETF	309,586
5,201	WisdomTree Japan Hedged Equity Fund	259,374

		2,450,564

Stock Funds – 58.1%
1,067	Energy Select Sector SPDR Fund	77,784
1,633	Industrial Select Sector SPDR Fund	103,500
13,321	iShares Core S&P 500 ETF	3,049,576
4,621	iShares Core S&P Mid-Cap ETF	777,114
6,126	PowerShares Buyback Achievers Portfolio	311,078
10,726	Schwab U.S. Dividend Equity ETF	465,079
1,495	SPDR S&P Homebuilders ETF	51,577
5,610	SPDR S&P Regional Banking ETF	310,794
2,908	VanEck Vectors Agribusiness ETF	155,462
3,136	Vanguard Growth ETF	361,926
798	Vanguard Health Care ETF	103,852

Shares	Description	Value
Exchange Traded Funds – (continued)
2,033	Vanguard Information Technology ETF	$ 257,662

6,025,404

TOTAL EXCHANGE TRADED FUNDS (Cost $9,417,145)		$ 9,825,780

Shares	Distribution Rate	Value
Investment Companies – 1.0%
6,707	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $103,006)	$ 102,956

TOTAL INVESTMENTS – 95.8% (Cost $9,520,151)		$ 9,928,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		439,748

NET ASSETS – 100.0%		$10,368,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,542,382

Gross unrealized gain	437,905
Gross unrealized loss	(51,551)

Net unrealized security gain	$386,354

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments - To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of January 31, 2017:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$52,158,076	$—	$—
Total	$52,158,076	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$9,716,285	$—	$—
Total	$9,716,285	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$74,157,495	$—	$—
Investment Company	385,200	—	—
Total	$74,542,695	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$9,687,437	$—	$—
Investment Company	102,124	—	—
Total	$9,789,561	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$47,574,686	$—	$—
Investment Company	497,423	—	—
Total	$48,072,109	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$9,745,484	$—	$—
Investment Company	102,679	—	—
Total	$9,848,163	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$22,441,386	$—	$—
Investment Company	234,912	—	—
Total	$22,676,298	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$9,825,780	$—	$—
Investment Company	102,956	—	—
Total	$9,928,736	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2017

*	Print the name and title of each signing officer under his or her signature.